UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

First American Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Colorado Tax Free Fund

(formerly known as First American Colorado Tax Free Fund)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	MUNICIPAL BONDS – 97.5%

	Certificates of Participation – 7.8%

	Colorado Higher Education Capital Construction Lease
$425	5.500%, 11/01/2019	$468,256
1,255	5.500%, 11/01/2027	1,297,344

	Colorado Higher Education Capital Construction Lease (Pre-refunded 11/01/2018 @ 100)
465	5.500%, 11/01/2027 ¯	556,410

	Colorado Springs, Public Facilities Authority, Old City Hall Project (AGM)
200	5.500%, 12/01/2020	200,644

	Eagle River Fire District
225	6.125%, 12/01/2019	224,469
220	6.625%, 12/01/2024	218,880
400	6.785%, 12/01/2030	384,760

	Garfield County Public Library, Regional Lease Financing Program
835	5.375%, 12/01/2027	858,522

	Pueblo County, Capital Construction
210	4.400%, 12/01/2016	220,649
200	5.000%, 12/01/2024	200,152
4,435	Total Certificates of Participation	4,630,086
	Continuing Care Retirement Communities – 2.7%

	Colorado Health Facilities Authority, Christian Living Communities Project, Series A
250	5.250%, 01/01/2014	251,440
100	5.750%, 01/01/2026	88,059

	Colorado Health Facilities Authority, Covenant Retirement Communities
500	5.000%, 12/01/2016	502,920
200	5.250%, 12/01/2025	179,574

	Colorado Health Facilities Authority, Covenant Retirement Communities Series B
350	6.125%, 12/01/2033	327,054

	Illinois Finance Authority, Franciscan Communities, Series A
225	5.500%, 05/15/2037	162,585

	Illinois Finance Authority, Three Crowns Park Plaza. Series A
100	5.875%, 02/15/2026	91,245
1,725	Total Continuing Care Retirement Communities	1,602,877
	Education – 22.1%

	Adams State College Auxiliary Facilities Improvement, Series A (STAID)
1,340	5.500%, 05/15/2034	1,361,829
1,000	5.500%, 05/15/2039	1,005,780

	Colorado Educational & Cultural Facilities Authority, Ave Maria School Project (RAAI)
220	4.750%, 12/01/2014	226,395
230	4.750%, 12/01/2015	235,102
250	4.850%, 12/01/2025	210,515

	Colorado Educational & Cultural Facilities Authority, Bromley East Charter School Project, Series A (ETM)
65	6.250%, 09/15/2011	66,613

	Colorado Educational & Cultural Facilities Authority, Charter School
1,000	5.625%, 05/01/2040	897,020

	Colorado Educational & Cultural Facilities Authority, Charter School, James Irwin Foundation (CIFG) (STAID)
250	5.000%, 08/01/2027	238,697

	Colorado Educational & Cultural Facilities Authority, Charter School, Parker Core (SMO)
500	5.000%, 11/01/2037	409,450

	Colorado Educational & Cultural Facilities Authority, Charter School, Pinnacle High School
1,000	5.000%, 12/01/2029	917,970

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Colorado Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Education (continued)

	Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School, Series A (SMO)
$240	5.000%, 06/15/2018	$248,931
255	5.000%, 06/15/2019	261,403
265	5.000%, 06/15/2020	267,512
500	5.250%, 06/15/2029	454,125

	Colorado Educational & Cultural Facilities Authority, Front Range Christian School Project
225	4.500%, 04/01/2018	224,986
240	4.500%, 04/01/2019	239,986
750	5.000%, 04/01/2037	749,955

	Colorado Educational & Cultural Facilities Authority, Kent Denver School Project
500	5.125%, 10/01/2039	466,715

	Colorado Educational & Cultural Facilities Authority, Northwest Nazarene
690	4.500%, 11/01/2015	693,222

	Colorado Educational & Cultural Facilities Authority, Vail Mountain School Project
1,000	6.125%, 05/01/2040	902,080

	Colorado School Mines Enterprise, Series A (STAID)
475	5.000%, 12/01/2029	477,974

	Iowa Higher Education Authority, Private College Facilities, Upper Iowa University Project
700	5.750%, 09/01/2030	702,989

	University of Colorado Enterprise System, Series A
335	5.750%, 06/01/2028	361,669
500	5.375%, 06/01/2032	513,420

	Western State College (STAID)
1,000	5.000%, 05/15/2034	965,390
13,530	Total Education	13,099,728
	General Obligations – 19.1%

	Adams & Arapahoe Counties School District, #28J, Aurora (STAID)
300	5.500%, 12/01/2021	339,315
165	5.500%, 12/01/2025	180,419

	Adams County School District #1, Mapleton Public Schools (STAID)
1,000	6.250%, 12/01/2035	1,092,410

	Belle Creek Metropolitan School District #1
670	6.000%, 12/01/2026	684,720

	Boulder, Larimer & Weld Counties, St. Vrain Valley School District #RE1J (STAID)
2,000	5.000%, 12/15/2033	2,033,100

	Denver City & County School District #1, Series A (STAID)
1,000	5.000%, 12/01/2028	1,039,340

	Gunnison Watershed School District, #RE1J Series 2009 (STAID)
1,000	5.250%, 12/01/2026	1,073,580
1,800	5.250%, 12/01/2033	1,864,170

	North Range Metropolitan District #1 (ACA)
295	4.250%, 12/15/2018	244,649

	Puerto Rico Commonwealth, Series A
500	5.500%, 07/01/2018	517,000

	Series C-7, (NATL)
250	6.000%, 07/01/2027	252,898

	Puerto Rico Commonwealth, Public Improvement, Series A
375	5.250%, 07/01/2026	352,826

	Rio Blanco County School District, #RE1, Meeker (STAID)
500	5.250%, 12/01/2022	542,055
150	5.250%, 12/01/2024	159,951

	Sand Creek Metropolitan District, Limited Tax, Series B
1,000	5.000%, 12/01/2040	895,060
11,005	Total General Obligations	11,271,493

2	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Health Care – 18.3%

	Colorado Health Facilities Authority Series B, (AGM)
$500	5.250%, 03/01/2036	$469,600

	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A
500	5.000%, 07/01/2039	451,105

	Colorado Health Facilities Authority, Catholic Health Initiatives, Series D
500	5.125%, 10/01/2017	556,705
500	6.250%, 10/01/2033	522,170

	Colorado Health Facilities Authority, Evangelical Lutheran
350	5.000%, 06/01/2016	367,808
195	6.900%, 12/01/2025	198,904

	Colorado Health Facilities Authority, Evangelical Lutheran, Series A
230	5.250%, 06/01/2034	205,896

	Colorado Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America, Series A
500	5.000%, 07/01/2015	479,090

	Colorado Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
710	5.250%, 12/01/2013	738,031
325	4.625%, 12/01/2024	283,146

	Colorado Health Facilities Authority, National Jewish Medical & Research Center
855	5.375%, 01/01/2016	855,342

	Colorado Health Facilities Authority, Portercare Adventist Health (Pre-refunded 11/15/2011 @ 101)
600	6.500%, 11/15/2023 ¯	628,392

	Colorado Health Facilities Authority, Poudre Valley Health Care, Series F
150	5.000%, 03/01/2025	142,164

	Colorado Health Facilities Authority, Valley View Hospital Association Project
400	5.500%, 05/15/2028	371,880

	Colorado Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
400	5.000%, 05/15/2013	411,772

	Colorado Health Facilities Authority, Yampa Valley Medical Center Project
410	5.000%, 09/15/2013	426,876

	Colorado Health Facilities, NCMC Income Project, Series A (AGM)
1,000	5.250%, 05/15/2026	1,001,900

	Colorado Health Facilities, Total Longterm Care National, Series A
780	6.250%, 11/15/2040	721,820

	Colorado Springs Hospital
750	6.250%, 12/15/2033	769,132

	Delta County Memorial Hospital District Enterprise
500	5.350%, 09/01/2017	502,840
515	5.500%, 09/01/2025	508,923

	Denver Health & Hospital Authority, Healthcare, Series A
250	4.750%, 12/01/2027	215,683
10,920	Total Health Care	10,829,179
	Housing – 5.7%

	Colorado Educational & Cultural Facilities Authority, Student Housing, Campus Village Apartment
810	5.000%, 06/01/2022	825,528
50	5.500%, 06/01/2038	45,303

	Colorado Housing & Finance Authority, Series E-2, (AMT)
25	7.000%, 02/01/2030	25,629

	Colorado Housing & Finance Authority, Multifamily Project, Series B-4, Class I
95	5.900%, 04/01/2031	95,036

	Colorado Housing & Finance Authority, Single Family Program, Series B-2, (AMT)
10	7.100%, 04/01/2017	10,355

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Colorado Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Housing (continued)

	Denver City & County Housing Authority, Capital Funding Program, Three Towers Rehabilitation Project, (AGM) (AMT)
$220	4.000%, 05/01/2012	$226,763
120	4.000%, 11/01/2012	125,066
1,500	4.550%, 11/01/2017	1,547,970
500	5.200%, 11/01/2027	483,265
3,330	Total Housing	3,384,915
	Lease Revenue – 0.9%

	Puerto Rico Public Buildings Authority, Government Facilities, Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
500	5.500%, 07/01/2035	520,585
	Miscellaneous – 0.7%

	High Plains Metropolitan District, Series B
400	4.375%, 12/01/2015	394,932
	Tax Revenue – 2.2%

	Lone Tree Sales & Use Tax, Recreational Projects, Series A
340	5.000%, 12/01/2020	369,468

	Park Meadows Business Improvement District, Shared Sales Tax
225	5.000%, 12/01/2017	220,001
475	5.300%, 12/01/2027	395,423

	Superior Open Space Sales & Use Tax
330	5.000%, 06/01/2026	301,712
1,370	Total Tax Revenue	1,286,604
	Transportation – 6.9%

	Denver City & County Airport Revenue, Series A
1,000	5.000%, 11/15/2031	971,130

	E-470 Public Highway Authority, Series B (NATL)
1,575	0.000%, 09/01/2017	1,096,767
960	0.000%, 09/01/2019	566,592
1,000	0.000%, 09/01/2022	458,570

	E-470 Public Highway Authority, Series C (Convertible CAB) (NATL)
500	0.000% through 09/01/2011, thereafter 5.000%	532,465

	E-470 Public Highway Authority, Series D1 (NATL)
300	5.500%, 09/01/2024	283,389

	Eagle County Air Terminal, Airport Terminal Improvement Project, Series B (AMT)
205	5.250%, 05/01/2020	190,312
5,540	Total Transportation	4,099,225
	Utilities – 11.1%

	Arkansas River Power Authority
225	6.000%, 10/01/2040	209,205
1,255	6.125%, 10/01/2040	1,219,195

	Broomfield Water Activity Enterprise (NATL)
500	5.500%, 12/01/2017	506,630
400	5.500%, 12/01/2019	405,280

	Colorado Housing & Finance Authority, Waste Disposal, Management Income Project (AMT)
250	5.700%, 07/01/2018	264,560

	Colorado Springs Utilities, Series C
1,200	5.500%, 11/15/2048	1,220,376

	Denver City & County Wastewater (FGIC) (NATL)
1,010	5.250%, 11/01/2017	1,072,165

	Eagle River Water & Sanitation Revenue (AGTY)
800	5.000%, 12/01/2034	789,024

	Public Authority for Colorado Energy Natural Gas
425	6.250%, 11/15/2028	429,497

4	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Utilities (continued)

	Puerto Rico Electric Power Authority, Series WW
$500	5.250%, 07/01/2025	$478,905
6,565	Total Utilities	6,594,837
$59,320	Total Municipal Bonds (cost $57,908,099)	57,714,461

Shares	Description ▲	Value
	SHORT-TERM INVESTMENTS – 0.7%

	Money Market Fund – 0.7%

449,888	First American Tax Free Obligations Fund, Class Z, 0.000% Ω	$449,888
	Total Short-Term Investments (cost $449,888)	449,888
	Total Investments (cost $58,357,987) – 98.2%	58,164,349
	Other Assets Less Liabilities – 1.8%	1,050,944
	Net Assets – 100.0%	$59,215,293

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$57,714,461	$—	$57,714,461
Short-Term Investments	449,888	—	—	449,888
Total	$449,888	$57,714,461	$—	$58,164,349

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31 2011, the cost of investments was $58,357,987.

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Colorado Tax Free Fund (continued)

March 31, 2011

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$1,215,016
Depreciation	(1,408,654)
Net unrealized appreciation (depreciation) of investments	$(193,638)

▲	All percentages shown in the Portfolio of Investments are based on net assets.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2011.

(ETM)	Escrowed to maturity.

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Intermediate Tax Free Fund

(formerly known as First American Intermediate Tax Free Fund)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Alabama – 1.4%

	Anniston Regional Medical Center Board, Northeast Alabama Regional Medical Center Project (ETM)
$325	8.000%, 07/01/2011	$330,515

	Health Care Authority for Baptist Health, Series D
755	5.000%, 11/15/2015	787,933

	Huntsville Electric System (AGM)
1,130	4.000%, 12/01/2018	1,191,348

	Mobile, Series B
2,000	5.000%, 02/15/2020	2,124,720

	University of Alabama at Birmingham Hospital, Series A
1,500	5.000%, 09/01/2018	1,579,650
4,000	5.750%, 09/01/2022	4,228,720
9,710	Total Alabama	10,242,886
	Alaska – 0.0%

	Aleutians East Borough Project, Aleutian Pribilof Islands (ACA)
400	4.375%, 06/01/2015	363,320
	Arizona – 5.2%

	Arizona Series A (AGM)
1,815	4.000%, 09/01/2017	1,818,322

	Arizona Board of Regents Series B (AMBAC)
4,120	4.500%, 06/01/2018	4,272,687

	Arizona Game & Fish Department, Administration Building Project
150	4.500%, 07/01/2015	160,176

	Arizona Health Facilities Authority, The Terraces Project Series A (Pre-refunded 11/15/2013 @ 101)
3,150	7.500%, 11/15/2023 ¯	3,640,423

	Coconino & Yavapai Counties Joint Unified School District #9, Sedona School Improvement Project of 2007, Series B
1,350	5.375%, 07/01/2028	1,393,902

	Gila County United School District #10, Payson School Improvement Project of 2006, Series A (AMBAC)
1,000	5.000%, 07/01/2016	1,094,400
1,050	5.000%, 07/01/2017	1,145,120

	Gilbert Public Facilities Municipal Property Corporation
6,000	5.500%, 07/01/2027	6,253,800

	Glendale Industrial Development Authority, Midwestern University
1,355	5.000%, 05/15/2021	1,410,311
2,000	5.000%, 05/15/2026	1,962,460

	Maricopa County School District #48, Scottsdale Series B (AGM)
295	4.750%, 07/01/2018	341,607

	Phoenix Civic Improvement, Airport, Series A
2,000	5.000%, 07/01/2022	2,033,180

	Phoenix Street & Highway User (ETM)
900	6.250%, 07/01/2011	912,051

	Pima County Sewer Revenue (AGM)
2,670	5.000%, 07/01/2024	2,743,452

	Pima County Unified School District #1, Tucson Project of 2004 Series C (FGIC) (NATL)
1,000	4.375%, 07/01/2018	1,054,780
1,000	4.500%, 07/01/2019	1,044,230

	Scottsdale Industrial Development Authority, Scottsdale Healthcare, Series A
1,000	5.000%, 09/01/2020	1,016,060

	Tempe Industrial Development Authority, Friendship Village Project, Series A
1,022	5.375%, 12/01/2013	970,972

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Intermediate Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Arizona (continued)

	Tucson Airport Authority (AGM)
$3,760	5.000%, 06/01/2013	$4,062,266

565	Tucson Airport Authority, Series B (Pre-refunded 07/01/2016 @ 100) (AGM)	605,324
	4.750%, 07/01/2018 ¯
290	4.750%, 07/01/2018 ¯	334,709
36,492	Total Arizona	38,270,232
	Arkansas – 0.7%

	Beaver Water District, Benton & Washington Counties Water
1,980	4.000%, 11/15/2021	2,008,413

	North Little Rock Health Facilities Board, Baptist Health, Series B
1,000	5.750%, 12/01/2021	1,068,860

	University of Arkansas, Fayetteville, Series B (FGIC) (NATL)
1,000	4.500%, 11/01/2016	1,089,250

	Washington County Hospital, Regional Medical Center, Series B
1,145	5.000%, 02/01/2016	1,205,135
5,125	Total Arkansas	5,371,658
	California – 10.7%

	ABC Unified School District, Series A (NATL)
1,565	4.900%, 02/01/2020	1,583,811

	Alameda Corridor Transportation Authority (AMBAC)
2,000	0.000%, 10/01/2014	1,692,320

	Apple Valley Redevelopment Agency, Tax Allocation, Project Area #2 (AMBAC)
920	4.500%, 06/01/2018	871,792

	Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Children’s Hospital, Series A
1,525	4.500%, 12/01/2018	1,552,176

	Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Elder Care Alliance (CMI)
335	4.500%, 08/15/2012	344,651
1,215	5.000%, 08/15/2017	1,235,801

	California
1,000	5.000%, 02/01/2016	1,056,870
2,000	5.000%, 02/01/2017	2,110,020
2,000	4.000%, 08/01/2017	2,101,200
245	5.000%, 11/01/2018	249,738
500	5.000%, 08/01/2019	532,370
1,500	5.000%, 02/01/2021	1,529,565
1,000	5.000%, 12/01/2023	1,016,760
500	5.125%, 04/01/2024	504,420

	California (Pre-refunded 11/01/2011 @ 100)
15	5.000%, 11/01/2018 ¯	15,399

	California Department of Water Resources and Power Supply, Series H (AGM)
1,000	5.000%, 05/01/2022	1,068,370

	California Economic Recovery, Series A
2,000	5.000%, 07/01/2020	2,171,440

	California Educational Facilities Authority, Lutheran University, Series C
1,000	5.000%, 10/01/2024	926,700

	California Health Facilities Financing Authority, Adventist Health Systems West, Series C
500	5.125%, 03/01/2020	511,570

	California Health Facilities Financing Authority, Children’s Hospital of Orange County, Series A
3,000	5.750%, 11/01/2018	3,208,740

	California Public Works Board, California State University Projects, Series B-1
1,400	5.375%, 03/01/2025	1,380,386

8	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	California (continued)

	California Public Works Board, Trustees of the California State University, Series D
$2,245	6.000%, 04/01/2025	$2,318,322

	California Public Works Board, Various Capital Projects, Series G-1
5,000	5.250%, 10/01/2024	4,921,700

	California Statewide Communities Development Authority, Elder Care Alliance, Series A (ETM)
275	7.250%, 11/15/2011	286,586

	California Statewide Communities Development Authority, Health Facilities, Adventist Health, Series A
700	5.000%, 03/01/2030	631,687

	California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital, Series B (AMBAC) (CMI)
1,000	5.200%, 10/01/2037	873,030

	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
1,230	3.850%, 11/01/2029	1,272,484

	California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
1,210	5.000%, 11/15/2012	1,259,392

	California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company Series C, Mandatory Put 11/01/2016 @ 100 (FGIC)
500	4.250%, 11/01/2033	524,680

	Desert Sands Unified School District, Election of 2001
500	5.250%, 08/01/2023	527,995
2,000	5.000%, 08/01/2024	2,058,220

	Golden State Tobacco Securitization, Series A (AGM)
2,100	4.550%, 06/01/2022	1,928,451

	Golden State Tobacco Securitization, California Tobacco Settlement, Series A-1
2,215	4.500%, 06/01/2027	1,645,457

	Grant Joint Union High School District, Election of 2006 (AGM)
1,300	0.000%, 08/01/2026	468,364

	Las Virgenes Unified School District, Election of 2006, Series B
2,015	0.000%, 08/01/2027	711,053

	Northern Inyo County Hospital District
1,000	6.000%, 12/01/2021	993,690

	Port Oakland, Series B (NATL)
1,470	5.000%, 11/01/2018	1,542,839

	Roseville Joint Union High School District, Series E
390	5.100%, 08/01/2019	395,651

	San Bernardino Community College District, Election of 2002, Series A
1,000	6.500%, 08/01/2027	1,123,670

	San Bernardino County Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A (RAAI)
575	5.000%, 09/01/2016	569,871

	San Mateo Unified High School District, Series B(FGIC) (NATL)
1,000	0.000%, 09/01/2017	790,380

	Santa Ana Union School District, Election of 2008, Series A
1,000	5.250%, 08/01/2028	988,720

	Santa Monica Community College District, 2002 Election, Series C (NATL)
2,000	0.000%, 08/01/2016	1,644,320

	Santa Paula Utility Authority, Water Revenue
2,510	5.000%, 02/01/2028	2,470,543
2,630	5.000%, 02/01/2029	2,581,134
2,765	5.000%, 02/01/2030	2,679,534

	South Bayside Waste Management, Shoreway Environmental, Series A
2,500	5.250%, 09/01/2024	2,495,825
1,200	6.250%, 09/01/2029	1,241,952

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Intermediate Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	California (continued)

	Tulare Local Health Care District, Election 2005, Series B
$1,180	6.000%, 08/01/2022	$1,279,427
1,410	6.125%, 08/01/2023	1,533,939
1,585	6.250%, 08/01/2024	1,712,941
1,265	6.375%, 08/01/2025	1,363,316
500	6.500%, 08/01/2026	537,650

	Upland Community Redevelopment Agency Tax Allocation, Merged Project (AMBAC)
1,100	4.250%, 09/01/2026	833,800

	Victor Elementary School District, Series A (FGIC) (NATL)
2,030	0.000%, 08/01/2023	938,429

	Victor Valley Joint Union High School District, Election of 2008 Series A, Convertible CABs (AGC)
3,000	0.000% through 08/01/2019, thereafter 5.750%, 08/01/2031	1,665,270

	West Contra Costa Unified School District, Election of 2005, Series B
2,500	6.000%, 08/01/2025	2,622,625

	Whittier Public Finance Authority, Redevelopment Agency, Tax Allocation, Series A (AMBAC)
995	5.000%, 11/01/2021	912,922

	Woodland Financial Authority (SGI)
815	4.700%, 03/01/2019	835,880
83,930	Total California	78,845,848
	Colorado – 8.0%

	Adams & Arapahoe Counties School District, #28J, Aurora (STAID)
1,125	5.500%, 12/01/2021	1,272,431

	Adams County Pollution Control, Public Service Company Colorado Project, Series A (NATL)
5,000	4.375%, 09/01/2017	5,010,000

	Colorado
150	0.000%, 03/01/2014	143,428

	Colorado Educational & Cultural Facilities Authority, Bromley East Charter School Project, Series A, Pre-refunded 09/15/2011 @ 100
1,200	6.750%, 09/15/2015 ¯	1,234,308

	Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School, Series A (SMO)
175	4.750%, 06/15/2022	169,012

	Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School (ETM)
140	6.375%, 12/01/2011	145,646

	Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School (Pre-refunded 12/01/2011 @ 100)
1,500	6.750%, 12/01/2016 ¯	1,563,720
1,500	7.250%, 12/01/2021 ¯	1,568,505

	Colorado Educational & Cultural Facilities Authority, Pinnacle Charter School Project (ETM)
225	5.250%, 12/01/2011	232,184

	Colorado Health Facilities Authority, Catholic Health, Series C-7 (AGM)
725	4.350%, 09/01/2020	735,708

	Colorado Health Facilities Authority, Catholic Health Initiatives, Series D
1,500	5.125%, 10/01/2017	1,670,115

	Colorado Health Facilities Authority, Christian Living Communities Project, Series A
600	5.250%, 01/01/2014	603,456
620	5.250%, 01/01/2015	619,114

	Colorado Health Facilities Authority, Covenant Retirement Communities
500	5.000%, 12/01/2016	502,920

	Colorado Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
1,250	4.250%, 12/01/2015	1,258,100

	Colorado Health Facilities Authority, NCMC Income Project, Series B
1,000	6.000%, 05/15/2026	1,065,330

	Colorado Health Facilities Authority, Parkview Medical Center
640	5.000%, 09/01/2016	655,514

10	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Colorado (continued)

	Colorado Health Facilities Authority, Retirement Facilities, Liberty, Series B (ETM)
$10,000	0.000%, 07/15/2020	$7,281,300

	Colorado Health Facilities Authority, Total Longterm Care National, Series A
1,400	5.250%, 11/15/2020	1,332,548

	Colorado Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
500	5.000%, 05/15/2012	510,725
405	5.000%, 05/15/2013	416,919

	Colorado Higher Education, Capital Construction Lease Program
1,500	5.250%, 11/01/2023	1,567,425

	Colorado Penitentiary II
1,390	4.000%, 03/01/2015	1,483,158

	Delta County Memorial Hospital District Enterprise
1,500	5.500%, 09/01/2025	1,482,300

	E-470 Public Highway Authority, Series C (Convertible CAB) (NATL)
1,500	0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017	1,597,395

	El Paso County School District #20 (STAID)
1,500	5.000%, 12/15/2020	1,687,140
2,175	5.000%, 12/15/2021	2,433,977
1,530	5.000%, 12/15/2022	1,691,874

	High Plains Metropolitan District, Series B
300	4.375%, 12/01/2015	296,199

	Mesa County (ETM)
5,500	0.000%, 12/01/2011	5,479,540

	Montrose Memorial Hospital
2,170	5.700%, 12/01/2017	2,206,282

	North Range Metropolitan District #1 (ACA)
1,000	4.300%, 12/15/2019	805,190

	Northwest Parkway Public Highway Authority Convertible CABs, 0.000% through 06/15/2011, thereafter 5.250% (ETM) (AMBAC)
2,250	0.000%, 06/15/2015	2,504,970

	Platte River Power Authority, Series GG (AGM)
725	4.500%, 06/01/2017	809,078

	Pueblo County School District #60 (STAID)
1,000	5.000%, 12/15/2022	1,113,680

	Rangeview Library District Projects (AGC)
1,325	4.500%, 12/15/2020	1,366,274

	Sand Creek Metropolitan School District, Limited Tax, Series A
2,190	4.250%, 12/01/2023	2,055,140
2,030	4.000%, 12/01/2024	1,838,307

	Walker Field Public Airport Authority
1,000	5.000%, 12/01/2022	968,160
60,740	Total Colorado	59,377,072
	Connecticut – 0.1%

	Connecticut Health & Educational Facilities Authority, Griffin Hospital, Series B (RAAI)
1,000	5.000%, 07/01/2014	1,045,020
	District of Columbia – 0.5%

	District of Columbia, The Catholic University of America
3,480	5.000%, 10/01/2023	3,517,514
	Florida – 2.5%

	Clay County School Board, Series B (NATL)
2,205	5.000%, 07/01/2018	2,300,785

	Halifax Hospital Medical Center, Series A
2,250	5.250%, 06/01/2026	2,140,470

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Intermediate Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Florida (continued)

	Highlands County Health Facilities Authority, Adventist Health/Sunbelt, Series A, Mandatory Put 11/17/2015 @ 100
$2,000	6.500%, 11/15/2038	$2,354,380

	Miami-Dade County Educational Facilities Authority, University of Miami, Series A
2,520	5.150%, 04/01/2023	2,569,795

	Miami-Dade County Water & Sewer (AGM)
5,000	5.000%, 10/01/2029	5,041,400

	North Brevard County Hospital, Parrish Medical Center Project
2,100	5.500%, 10/01/2028	2,038,050

	Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community
1,400	5.250%, 10/01/2013	1,452,388

	Vero Beach Electric, Series A (AGM)
350	4.000%, 12/01/2019	350,511
17,825	Total Florida	18,247,779
	Georgia – 1.4%

	Atlanta Tax Allocation, Atlantic Station Project (AGC)
2,000	4.375%, 12/01/2018	2,003,460

	DeKalb County Hospital Authority, DeKalb Medical Center Incorporated Project
1,000	6.000%, 09/01/2030	948,390

	Fayette County School District (AGM)
500	4.125%, 03/01/2014	540,710
265	4.250%, 03/01/2015	289,277

	Fulton County Residential Care Facilities, Canterbury Court Project, Series A
4,500	5.800%, 02/15/2018	4,262,850

	Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health, Series A
2,000	5.250%, 08/01/2023	1,999,840
10,265	Total Georgia	10,044,527
	Hawaii – 1.4%

	Hawaii Department of Budget & Finance, Special Purpose, Series C1
5,000	7.500%, 11/15/2015	5,051,650

	Hawaii Pacific Health, Special Purpose, Series A
5,000	5.250%, 07/01/2030	4,469,900

	Hawaii Pacific Health, Special Purpose, Series B
1,025	5.625%, 07/01/2030	959,174
11,025	Total Hawaii	10,480,724
	Idaho – 0.7%

	Idaho Health Facilities Authority, Trinity Health Group, Series B
3,000	6.000%, 12/01/2023	3,305,190

	Madison County Hospital
500	5.000%, 09/01/2012	510,140

	University of Idaho, Series B, Mandatory Put 04/01/2018 @ 100 (AGM)
1,000	4.500%, 04/01/2041	1,041,610
4,500	Total Idaho	4,856,940
	Illinois – 13.0%

	Bolingbrook Park District, Series A (CIFG)
1,840	4.500%, 01/01/2017	1,959,655

	Chicago City Colleges (FGIC) (NATL)
7,000	0.000%, 01/01/2015	6,089,650

	Chicago, Midway Airport Project, Series C (NATL)
1,300	5.500%, 01/01/2014	1,397,578

12	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Illinois (continued)

	Chicago Park District, Limited Tax, Series A
$2,300	4.500%, 01/01/2023	$2,220,397

	Chicago Park District, Limited Tax, Series B (AMBAC)
5,545	5.000%, 01/01/2020	5,675,807

	Chicago, Series A (NATL)
2,000	5.300%, 01/01/2016	2,156,180
1,000	6.250%, 11/15/2011	1,034,480

	Cook County Community Unit School District #401, Elmwood Park (AGM)
3,625	0.000%, 12/01/2011	3,576,208

	Cook County High School District #205, Thornton Township (AGC)
3,465	5.250%, 12/01/2021	3,651,694

	Cook County High School District #209, Proviso Township (AGM)
1,000	5.000%, 12/01/2016	1,061,340

	Cook County School District #088, Bellwood, Series B (AGM)
1,175	5.000%, 12/01/2017	1,287,859

	Cook County School District #088, Bellwood, Series B (Pre-refunded 12/01/2014 @ 100) (AGM)
500	5.000%, 12/01/2017 ¯	570,520

	Cook County School District #102, La Grange (FGIC) (NATL)
2,440	0.000%, 12/01/2013	2,264,125

	Cook County School District #123, Oak Lawn (NATL)
2,250	0.000%, 12/01/2015	1,845,517

	Elk Grove Village (NATL)
1,000	4.125%, 01/01/2019	1,023,130

	Granite Single Family Mortgage, Series A (ETM)
240	7.750%, 10/01/2011	247,555

	Grundy & Will Counties Community Unit School District #1
1,550	5.875%, 02/01/2019	1,757,359
2,100	5.875%, 02/01/2022	2,301,999
2,545	5.875%, 02/01/2024	2,747,658

	Illinois
300	5.200%, 07/01/2016	300,288

	Illinois, Series B
1,000	5.000%, 03/01/2014	1,053,940
370	5.000%, 01/01/2017	385,340

	Illinois Development Finance Authority, Elgin School District (AGM)
2,750	0.000%, 01/01/2018	2,008,435

	Illinois Development Finance Authority, Midwestern University, Series B (Pre-refunded 05/15/2011 @ 101)
350	5.750%, 05/15/2016 ¯	355,670

	Illinois Educational Facilitiies Authority, Art Institute of Chicago Mandatory Put 03/01/2016 @ 100
500	4.125%, 03/01/2030	513,420

	Mandatory Put 03/01/2017 @ 100
1,000	4.750%, 03/01/2030	1,045,620

	Illinois Finance Authority, Clare at Water Tower, Series A-4
700	5.400%, 05/15/2017	315,000

	Illinois Finance Authority, Clare at Water Tower, Series A-5
700	5.500%, 05/15/2018	315,000

	Illinois Finance Authority, Clare at Water Tower, Series B
600	0.000%, 05/15/2050	4,200

	Illinois Finance Authority, Edward Hospital, Series A, (AMBAC)
1,200	6.000%, 02/01/2025	1,239,756
1,280	6.000%, 02/01/2026	1,310,733
500	6.000%, 02/01/2028	508,345

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Intermediate Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Illinois (continued)

	Illinois Finance Authority, Franciscan Communities, Series A
$1,000	5.500%, 05/15/2027	$783,980

	Illinois Finance Authority, Friendship Village Schaumburg, Series A
1,745	5.000%, 02/15/2015	1,654,243

	Illinois Finance Authority, Illinois Institute of Technology
1,000	6.500%, 02/01/2023	810,070

	Illinois Finance Authority, Landing at Plymouth Project, Series A
1,320	5.250%, 05/15/2014	1,269,985

	Illinois Finance Authority, OSF Healthcare Systems, Series A
4,000	7.000%, 11/15/2029	4,204,000

	Illinois Finance Authority, Peoples Gas, Light and Coke Co., Series A, Mandatory Put 06/01/2016 @ 100 (AMBAC)
1,500	4.300%, 06/01/2035	1,512,930

	Illinois Finance Authority, Roosevelt University
500	5.250%, 04/01/2022	467,065
4,000	5.750%, 04/01/2024	3,907,080
1,750	5.400%, 04/01/2027	1,597,610

	Illinois Finance Authority, Rush University Medical Center, Series A
2,000	6.750%, 11/01/2024	2,145,520

	Illinois Finance Authority, Rush University Medical Center, Series C
1,500	6.375%, 11/01/2029	1,532,625

	Illinois Finance Authority, Three Crowns Park Plaza, Series A
1,870	5.500%, 02/15/2014	1,823,456

	Illinois Health Facilities Authority, Evangelical (ETM)
585	6.750%, 04/15/2012 §	602,527

	Illinois Health Facilities Authority, Mercy Hospital & Medical Center (ETM)
385	10.000%, 01/01/2015 §	458,858

	Illinois Sports Facilities Authority (AMBAC)
1,405	4.750%, 06/15/2013	1,478,172
1,620	5.100%, 06/15/2016	1,735,976

	Madison & Jersey Counties Unit School District #11, Alton (AGM)
2,100	0.000%, 12/01/2019	1,353,387

	McCook
500	5.000%, 12/01/2026	501,230
1,000	5.100%, 12/01/2028	986,090

	Metropolitan Pier & Exposition Authority, State Sales Tax, Series B (Convertible CABs) (NATL)
1,000	0.000% through 06/15/2012, thereafter 5.200%, 06/15/2017	1,010,300

	Rockford School District #205 (FGIC) (NATL)
500	5.000%, 02/01/2014	538,680

	Southwestern Illinois Development Authority, Anderson Hospital
2,000	5.125%, 08/15/2026	1,767,700

	Southwestern Illinois Development Authority, Edwardsville Community (AGM)
1,000	5.000%, 12/01/2017	1,088,390

	Southwestern Illinois Development Authority, Local Government Program, Triad School District #2 (NATL)
1,000	5.000%, 10/01/2018	1,033,320

	St Clair County, Alternative Revenue Source
1,000	4.500%, 10/01/2020	1,033,690
1,100	5.000%, 10/01/2022	1,156,903

	Will & Grundy Counties Community College, District #525, Joliet Junior College
535	6.250%, 06/01/2024	597,253
1,150	5.750%, 06/01/2025	1,237,147
310	5.750%, 06/01/2026	332,118

14	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Illinois (continued)

	Will County School District #86, Joliet (AGM)
$3,870	0.000%, 11/01/2017	$2,902,113

	Winnebago County School District 122, Harlem-Loves Park (AGM) (ETM)
1,320	0.000%, 01/01/2017	1,121,142

	Winnebago County School District 122, Harlem-Loves Park (AGM)
1,680	0.000%, 01/01/2017	1,313,945
100,370	Total Illinois	96,181,963
	Indiana – 1.1%

	Anderson Economic Development, Anderson University Project
710	5.000%, 10/01/2017	690,440

	Avon Community School Building Corporation, First Mortgage (AMBAC) (STAID)
1,000	4.500%, 07/15/2020	1,023,590

	Indiana Transportation Finance Authority, Series A (AMBAC)
1,820	5.750%, 06/01/2012	1,880,296

	Indiana Transportation Finance Authority, Series A (ETM) (AMBAC)
180	5.750%, 06/01/2012	181,433

	Indiana University, Series K, Zero Coupon Bond (NATL)
250	1.029%, 08/01/2011	249,170

	Portage Township Multi-School Building Corporation, First Mortgage (NATL) (STAID)
1,250	4.000%, 07/15/2018	1,314,662

	St. Joseph County Economic Development, Holy Cross Village, Notre Dame Project, Series A
450	5.750%, 05/15/2016	438,408
230	5.550%, 05/15/2019	214,259

	St. Joseph County Hospital Authority, Memorial Health System, Series A (NATL)
1,000	4.750%, 08/15/2012	1,002,840

	Zionsville Community Schools Building, First Mortgage (Pre-refunded 01/15/2012 @ 100) (FGIC) (STAID)
775	5.750%, 07/15/2015¯	807,883
7,665	Total Indiana	7,802,981
	Iowa – 1.4%

	Iowa Finance Authority Retirement Community, Friendship Haven Project, Series A
500	5.750%, 11/15/2019	475,025

	Iowa Higher Education Authority, Private College Facility, Central College Project (RAAI)
1,000	5.450%, 10/01/2026	1,000,240

	Iowa Higher Education Authority, Private College Facility, Upper Iowa University Project
1,250	5.500%, 09/01/2025	1,272,925

	Iowa Higher Education Authority, Wartburg College Project, Series A (Pre-refunded 10/01/2012 @ 100) (ACA)
2,000	5.500%, 10/01/2028 ¯	2,145,500

	Iowa Higher Education Authority, Wartburg College Project
925	4.700%, 10/01/2016	895,826
1,100	4.750%, 10/01/2017	1,053,107
1,155	4.800%, 10/01/2018	1,089,581

	Iowa State Special Obligation Prison Infrastructure Fund
2,000	4.500%, 06/15/2022	2,093,060

	Muscatine Electric (ETM)
615	9.700%, 01/01/2013	680,405
10,545	Total Iowa	10,705,669
	Kansas – 2.9%

	Johnson County Residual (ETM)
7,500	0.000%, 05/01/2012	7,423,650

	Johnson County Unified School District #512, Shawnee Mission
2,000	4.875%, 10/01/2019	2,209,980

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Intermediate Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Kansas (continued)

	Kansas Development Finance Authority, Adventist Health
$2,200	5.500%, 11/15/2023	$2,404,974

	Kansas Development Finance Authority, Adventist/Sunbelt, Series D
1,400	5.000%, 11/15/2024	1,455,888

	Kansas Development Finance Authority, Health Facilities, Hays Medical Center, Series L
1,405	4.500%, 11/15/2017	1,443,342

	Kansas Development Finance Authority, Kansas State Projects, Series K (NATL)
1,850	4.500%, 11/01/2019	1,967,179

	Olathe Health Facilities, Olathe Medical Center
1,000	5.125%, 09/01/2021	1,024,940

	Olathe Senior Living Facility, Catholic Care Campus, Series A
700	5.750%, 11/15/2013	701,715
765	5.750%, 11/15/2014	762,843
820	5.750%, 11/15/2015	812,907

	Sedgwick County School District #267 (AMBAC)
1,045	5.250%, 11/01/2012	1,106,582

	Sedgwick & Shawnee Counties, Single Family Mortgages, Series A-2 (GNMA)
165	6.700%, 06/01/2029	167,813
20,850	Total Kansas	21,481,813
	Kentucky – 0.5%

	Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A-1 (AGC)
2,000	5.750%, 12/01/2028	2,048,140

	Kentucky Turnpike Authority (ETM)
235	6.000%, 07/01/2011	237,921

	Louisville/Jefferson County Metropolitan Government College, Bellarmine University, Series A
1,135	6.000%, 05/01/2028	1,143,388
3,370	Total Kentucky	3,429,449
	Louisiana – 0.3%

500	Calcasieu Parish School District #23, Public School Improvement	504,690
	4.600%, 02/15/2020

	Louisiana, Series B (CIFG)
1,300	5.000%, 07/15/2015	1,473,927

	Louisiana Local Government Environmental Facilities, Community Development Authority (AMT)
425	6.650%, 01/01/2025	394,098
2,225	Total Louisiana	2,372,715
	Maine – 0.1%

	Maine Health & Higher Educational Facilities Authority, Series B (FGIC) (NATL)
740	4.125%, 07/01/2018	770,540
	Maryland – 0.1%

	Westminster Educational Facilities, McDaniel College
350	5.000%, 11/01/2013	373,111
700	4.000%, 11/01/2015	726,712
1,050	Total Maryland	1,099,823
	Massachusetts – 3.1%

	Massachusetts Bay Transportation Authority, Series A (COMGTY)
1,875	6.250%, 03/01/2012	1,974,563

	Massachusetts Development Finance Agency, Health Care Facilities, AdventCare Project, Series A
2,500	6.650%, 10/15/2028	2,202,075

	Massachusetts Development Finance Agency, Suffolk University
900	4.500%, 07/01/2021	857,934
1,765	4.500%, 07/01/2022	1,660,636
1,705	4.625%, 07/01/2023	1,596,289

16	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Massachusetts (continued)

	Massachusetts Educational Finance Authority, Issue I, Series B (AMT)
$1,485	4.800%, 01/01/2017	$1,493,791

	Massachusetts Health & Educational Facilities Authority, Berkshire Health System, Series F (AGC)
2,000	5.000%, 10/01/2015	2,168,080

	Massachusetts Health & Educational Facilities Authority, Springfield College
500	5.125%, 10/15/2022	495,525
2,595	5.500%, 10/15/2026	2,518,499

	Massachusetts Health & Educational Facilities Authority, Suffolk University, Series A
3,000	6.000%, 07/01/2024	3,118,260

	Massachusetts Port Authority (ETM)
1,975	13.000%, 07/01/2013	2,270,657

	Massachusetts, Special Obligation, Series A
1,000	5.500%, 06/01/2013	1,097,830

	Springfield, State Qualified Municipal Purpose Loan (AGM) (STAID)
1,400	4.500%, 08/01/2020	1,457,176
22,700	Total Massachusetts	22,911,315
	Michigan – 2.1%

	Algonac Community Schools, School Building & Site Series I (AGM) (MQSBLF)
790	4.000%, 05/01/2019	794,534

	Constantine Public Schools (MQSBLF)
1,075	5.000%, 05/01/2016	1,134,523

	Detroit Water Supply System (FGIC) (ETM)
105	6.250%, 07/01/2012	108,915

	Kalamazoo Hospital Finance Authority, Bronson Methodist Hospital, Series A (AGM)
2,675	5.000%, 05/15/2020	2,752,816

	Michigan Hospital Finance Authority, Ascension Health Services Group, Series B
3,540	5.000%, 11/15/2023	3,634,589

	Michigan Hospital Finance Authority, Henry Ford Health Systems Series A (Pre-refunded 03/01/2013 @ 100)
3,150	5.500%, 03/01/2015 ¯	3,436,713

	Michigan Municipal Board Authority, Local Government Loan Program, Group A, Series B (AMBAC)
600	5.000%, 12/01/2018	581,430

	Romulus Economic Development Corporation, Partnership Project (ETM)
1,300	7.000%, 11/01/2015	1,593,709

	Western Michigan University (AGM)
1,300	5.000%, 11/15/2023	1,310,855
14,535	Total Michigan	15,348,084
	Minnesota – 2.6%

	Aitkin Health Care Facilities, Riverwood Healthcare Center
1,590	5.375%, 02/01/2017	1,553,748

	Minneapolis & St. Paul Metropolitan Airports Commission, Series A (NATL)
1,165	5.000%, 01/01/2019	1,173,842

	Minneapolis Health Care System, Fairview Health Services, Series A
2,000	6.375%, 11/15/2023	2,179,000

	Minneapolis Hospital, St. Marys Hospital & Rehabilitation Center (ETM)
430	10.000%, 06/01/2013	473,722

	Minneapolis National Marrow Donor Program
2,650	5.000%, 08/01/2018	2,775,319
3,500	4.250%, 08/01/2020	3,369,100

	Minnesota Agricultural & Economic Development Board, Health Care System, Series A
2,135	5.875%, 11/15/2011	2,163,545

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Intermediate Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Minnesota (continued)

	Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
$1,255	5.500%, 05/01/2020	$1,259,430
815	5.500%, 05/01/2021	803,810

	Minnesota Higher Education Facilities Authority, College of Art & Design, Series 6-K
295	5.000%, 05/01/2012	305,166

	Monticello-Big Lake Community Hospital District, Health Care Facilities, Series C
515	5.250%, 12/01/2011	514,928

	St. Paul Housing & Redevelopment Authority, Allina Health System, Series A (NATL)
1,235	5.000%, 11/15/2019	1,300,369

	St. Paul Housing & Redevelopment Authority, Allina Health System, Series A-1
1,000	5.000%, 11/15/2024	1,005,510
18,585	Total Minnesota	18,877,489
	Mississippi – 0.2%

	Mississippi Hospital Equipment & Facilities Authority, Mississippi Baptist Health Systems, Series A
1,440	5.000%, 08/15/2016	1,527,365
	Missouri – 2.0%

	Grundy County Industrial Development Authority, Health Facilities, Wright Memorial Hospital
1,000	5.600%, 09/01/2021	976,080

	Hannibal Industrial Development Authority, Health Facilities, Hannibal Regional Hospital
1,405	4.350%, 03/01/2014	1,435,334

	Kansas City Special Obligation, East Village Project, Series B (AGC)
505	5.000%, 04/15/2022	537,174

	Missouri Development Finance Board Infrastructure Facilities, Independence-Centerpoint, Series F
1,000	5.375%, 04/01/2024	1,007,810

	Missouri Development Finance Board Infrastructure Facilities, Independence Electric System Project, Series D
1,250	5.625%, 06/01/2029	1,255,462

	Missouri Development Finance Board Infrastructure Facilities, Independence-Crackerneck Creek, Series B
2,000	5.125%, 03/01/2022	2,052,460

	Missouri Development Finance Board, Midwest Research Institute Project
1,130	5.000%, 11/01/2016	1,198,772

	Missouri Health & Educational Facilities Authority, Senior Living Facilities, Lutheran, Series B
850	4.350%, 02/01/2015	874,930
930	4.375%, 02/01/2016	942,732

	Missouri Joint Municipal Electric Utilities, Commission Power Project, Series A, (AMBAC)
2,000	5.000%, 01/01/2018	2,120,680

	Missouri Joint Municipal Electric Utilities, Commission Power Project, Plum Point Project (NATL)
1,000	4.200%, 01/01/2018	1,005,510

	Osage Beach Tax Increment, Prewitts Point Project
1,650	4.800%, 05/01/2016	1,560,669
14,720	Total Missouri	14,967,613
	Montana – 0.8%

	Montana Facility Finance Authority, Senior Living, St. Johns Lutheran Ministries Project, Series A
1,800	5.750%, 05/15/2016	1,701,036
1,675	6.000%, 05/15/2025	1,409,362

	Montana Facility Finance Authority, Sisters of Charity of Leavenworth, Series F
2,500	5.000%, 01/01/2024	2,626,325
5,975	Total Montana	5,736,723
	Nebraska – 1.3%

	Douglas County Hospital Authority #2, Immanuel Obligated Group
1,130	5.125%, 01/01/2023	1,123,503

18	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Nebraska (continued)

	Douglas County Hospital Authority #2, Nebraska Medical Center, Clarkson Regional Health Guaranty
$2,860	5.000%, 11/15/2011	$2,924,607

	Douglas County Hospital Authority #3, Methodist Health
600	5.750%, 11/01/2028	594,732

	Lancaster County Hospital Authority #1, BryanLG Medical Center Project
2,000	4.000%, 06/01/2018	1,936,840

	Lancaster County Hospital Authority #1, Immanuel Obligated Group
735	4.750%, 01/01/2019	743,982
1,000	5.125%, 01/01/2023	1,003,770

	Nebraska Investment Finance Authority, Great Plains Regional Medical Center Project (RAAI)
500	4.700%, 11/15/2011	510,840
500	4.800%, 11/15/2012	517,390
600	4.900%, 11/15/2013	617,676
9,925	Total Nebraska	9,973,340
	Nevada – 0.3%

	Carson City Hospital, Carson-Tahoe Hospital
550	5.750%, 09/01/2011	555,714
580	5.750%, 09/01/2012	597,046

	Carson City Hospital, Carson-Tahoe Hospital (ETM)
450	5.750%, 09/01/2011	459,531
475	5.750%, 09/01/2012	507,723
2,055	Total Nevada	2,120,014
	New Hampshire – 0.5%

	New Hampshire Health & Education Facilities Authority, Covenant Health
1,250	5.375%, 07/01/2024	1,230,700

	New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
1,000	5.500%, 07/01/2025	918,320

	New Hampshire Municipal Bond Bank, Series A (NATL)
1,300	4.500%, 02/15/2020	1,390,727
3,550	Total New Hanpshire	3,539,747
	New Jersey – 0.4%

	New Jersey Economic Development Authority, Cigarette Tax
2,000	5.500%, 06/15/2016	2,056,240

	Tobacco Settlement Financing, Series 1A
1,545	4.500%, 06/01/2023	1,286,645
3,545	Total New Jersey	3,342,885
	New York – 1.8%

	Long Island Power Authority, Series B
4,000	5.250%, 12/01/2013	4,393,800

	New York, Series A
3,220	5.750%, 08/01/2015	3,404,924

	New York, Series D (ETM)
660	5.500%, 06/01/2012	698,861

	New York, Series D
1,340	5.500%, 06/01/2012	1,416,903

	Tobacco Settlement Financing, Series B-1C
700	5.500%, 06/01/2019	748,209
200	5.500%, 06/01/2020	212,296

	Troy Capital Resource Revenue, Rensselaer Polytechnic Institute Project, Series B
1,200	5.000%, 09/01/2019	1,306,476
1,000	5.000%, 09/01/2021	1,061,660
12,320	Total New York	13,243,129

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Intermediate Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	North Carolina – 2.5%

	North Carolina Capital Facilities Finance Agency Education Facilities, Meredith College, Series A (AGC)
$900	5.250%, 06/01/2020	$923,706

	North Carolina Eastern Power Agency
1,700	5.250%, 01/01/2022, Series D	1,802,833
2,955	5.375%, 01/01/2013	3,143,500

	North Carolina Medical Care Commission Health Care Facilities, First Mortgage Presbyterian, Series B
2,035	4.875%, 10/01/2013	2,008,932
2,120	5.000%, 10/01/2014	2,086,673

	North Carolina Municipal Power Agency #1, Catawba Electric, Series A
5,940	5.000%, 01/01/2026	6,061,948

	North Carolina Municipal Power Agency #1, Catawba Electric, Series A (AGM)
2,000	5.250%, 01/01/2016	2,126,500
17,650	Total North Carolina	18,154,092
	North Dakota – 0.2%

	Ward County Health Care Facility, Trinity Obligated Group
1,180	5.000%, 07/01/2014	1,242,033
	Ohio – 1.3%

	Akron (AGC)
1,000	5.000%, 12/01/2015	1,110,780

	Barberton City School District (OSDCEP)
1,260	4.750%, 12/01/2021	1,327,712

	Buckeye Tobacco Settlement, Series A-1
375	5.000%, 06/01/2015	378,623
35	5.000%, 06/01/2017	34,361

	Buckeye Tobacco Settlement, Series A-2
120	5.125%, 06/01/2024	91,244

	Lake County Hospital Facilities, Lake Hospital System, Series C
1,230	5.500%, 08/15/2024	1,198,131

	Mason City School District (AGM)
1,095	4.375%, 12/01/2019	1,162,091

	Miami County Hospital Facilities, Upper Valley Medical Center
750	5.250%, 05/15/2016	796,673

	Ohio Higher Education Facilities, John Carroll University Project
1,135	4.000%, 04/01/2014	1,188,776
1,000	4.500%, 04/01/2015	1,067,620

	Ohio Higher Education Facilities, Xavier University
980	4.000%, 05/01/2018	1,004,108

	Richland County, Limited Tax, Correctional Facilities Improvement (AGC)
500	5.875%, 12/01/2024	539,085
9,480	Total Ohio	9,899,204
	Oklahoma – 0.7%

	Cherokee County Economic Development Authority, Series A (ETM) (AMBAC)
3,340	0.000%, 11/01/2011	3,329,613

	McClain County Economic Development Authority, Educational Facilities Lease, Newcastle Public Schools Project
345	5.000%, 09/01/2011	349,847
355	5.000%, 09/01/2012	370,407
250	4.125%, 09/01/2013	260,123

	Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project (AMT)
1,430	5.750%, 01/01/2023	1,236,120
5,720	Total Oklahoma	5,546,110

20	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Pennsylvania – 2.2%

	Allegheny County Hospital, University of Pittsburgh Medical Center, Series B
$3,000	5.000%, 06/15/2018	$3,296,490

	Bethel Park School District (STAID)
1,315	4.125%, 08/01/2020	1,360,433

	Delaware County College Authority, Neumann College
535	5.250%, 10/01/2020	535,000
1,000	5.000%, 10/01/2021	976,310
565	5.375%, 10/01/2021	560,311
1,050	5.000%, 10/01/2025	976,174

	Delaware County Hospital Authority, Crozer-Chester Medical Center (RAAI)
1,275	5.000%, 12/15/2015	1,310,381
1,405	5.000%, 12/15/2017	1,393,072

	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care
1,000	6.125%, 02/01/2028	838,610

	Philadelphia Gas Works, Ninth Series
3,000	5.000%, 08/01/2030	2,798,910

	Westmoreland County Industrial Development Authority, Retirement Community, Redstone, Series A
1,100	5.375%, 01/01/2014	1,083,786
1,200	5.500%, 01/01/2016	1,167,204
16,445	Total Pennsylvania	16,296,681
	Puerto Rico – 0.7%

	Puerto Rico Commonwealth, Public Improvement, Series A
4,000	5.000%, 07/01/2020	3,934,320

	Puerto Rico Public Buildings Authority, Government Facilities Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
1,000	5.500%, 07/01/2035	1,041,170
5,000	Total Puerto Rico	4,975,490
	South Carolina – 1.1%

	Charleston Educational Excellence Financing Corporation, Charleston County School District Project
2,000	5.000%, 12/01/2013	2,200,840

	Lexington County Health Services Distric (Pre-refunded 11/01/2013 @ 100)
2,000	5.500%, 11/01/2023 ¯	2,242,580

	South Carolina Jobs Economic Development Authority, Palmetto Health Alliance
1,000	5.000%, 08/01/2018	1,004,810

	South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
645	6.000%, 08/01/2013	683,442

	South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C
2,000	6.000%, 08/01/2013	2,119,200
7,645	Total South Carolina	8,250,872
	South Dakota – 1.2%

	Deadwood, Series 2005 (ACA)
2,385	5.000%, 11/01/2018	2,358,694

	South Dakota Health & Educational Facilities Authority, Sanford Health
1,000	5.000%, 11/01/2024	1,011,790

	South Dakota Health & Educational Facilities Authority, Vocational Education Program (AGC)
1,500	5.125%, 08/01/2028	1,530,660

	South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
530	4.750%, 09/01/2011	536,434
1,000	5.000%, 09/01/2012	1,038,570
1,000	5.000%, 09/01/2013	1,040,860
1,770	5.000%, 09/01/2025	1,671,995
9,185	Total South Dakota	9,189,003

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Intermediate Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Tennessee – 4.4%

	Chattanooga Health, Educational & Housing Facilities Board, Catholic Health Initiatives, Series D
$2,265	6.125%, 10/01/2028	$2,414,014

	Claiborne County Industrial Development Board, Lincoln Memorial University Project
3,460	6.125%, 10/01/2029	3,368,621

	Jackson Hospital, Jackson-Madison Project
3,650	5.250%, 04/01/2023	3,727,088

	Memphis (NATL)
2,000	5.000%, 10/01/2016	2,280,820

	Memphis-Shelby County Sports Authority, Memphis Arena Project, Series A
4,430	5.125%, 11/01/2024	4,491,843

	Memphis-Shelby County Sports Authority, Memphis Arena Project, Series B
1,000	5.500%, 11/01/2020	1,083,910
1,860	5.250%, 11/01/2025	1,886,859

	Memphis-Shelby County Sports Authority, Memphis Arena Project, Series C (NATL)
3,175	5.000%, 11/01/2017	3,439,763

	Metropolitan Government of Nashville & Davidson County, Water Sewer (ETM)
1,030	6.400%, 04/01/2011	1,030,000

	Shelby County Health, Educational & Housing Facility Board, Methodist Healthcare (Pre-refunded 09/01/2012 @ 100)
935	6.000%, 09/01/2016 ¯	1,006,378
565	6.000%, 09/01/2016 ¯	608,132

	Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health System Project (RAAI)
2,000	5.000%, 09/01/2016	2,030,360

	Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health System Project (RAAI) (ETM)
1,465	6.250%, 09/01/2011	1,500,468
1,085	6.250%, 09/01/2012	1,162,349

	Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health System Project (Pre-refunded 09/01/2012 @ 101)
2,215	6.500%, 09/01/2013 ¯	2,402,456
31,135	Total Tennessee	32,433,061
	Texas – 10.2%

	Alvin Independent School District, Schoolhouse (PSFG)
1,110	4.125%, 02/15/2019	1,170,662

	Brazos River Harbor Navigation District, Brazoria County Environmental, Dow Chemical Company Project Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
1,000	5.700%, 05/15/2033	1,015,110

	Brownsville (NATL)
2,125	5.000%, 02/15/2017	2,299,016

	Corinth (NATL)
1,180	4.500%, 02/15/2019	1,241,466

	Dallas (NATL)
5,000	4.500%, 02/15/2027	4,916,200

	Dallas County Utilities & Reclamation District Series A (AMBAC)
5,715	5.150%, 02/15/2022	5,785,066

	El Paso County (NATL)
2,440	5.000%, 02/15/2018	2,764,105

	El Paso Water & Sewer, Series A (AGM)
650	4.000%, 03/01/2018	675,643

	Elgin Independent School District, School Building (PSFG)
1,120	4.375%, 08/01/2019	1,208,122

22	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Texas (continued)

	Fort Bend Independent School District
$2,000	4.550%, 02/15/2025	$2,025,760

	Frisco (AMBAC)
2,045	4.500%, 02/15/2016	2,267,925

	Giddings Independent School District, School Building Series A (PSFG)
875	4.250%, 02/15/2019	937,703

	Grand Prairie Independent School District, School Building Series A (PSFG)
635	4.500%, 02/15/2018	700,075

	Grapevine Industrial Development Corporation, Air Cargo (AMT)
445	6.500%, 01/01/2024	411,758

	Gregg County Health Facilities Development, Good Shepherd Medical Center Project, Series A
1,230	5.000%, 10/01/2013	1,257,810

	Hale Center Educational Facilities, Wayland Baptist
875	4.000%, 03/01/2021	823,550
500	4.000%, 03/01/2022	462,845
800	4.000%, 03/01/2023	727,456
440	4.250%, 03/01/2025	398,539

	Harris County Health Facilities Development Corporation, Memorial Hermann Healthcare System, Series B
1,950	7.125%, 12/01/2031	2,105,376

	Harrison County Health Facilities Development Corporation, Good Shepherd Health System
2,270	5.000%, 07/01/2019	2,177,180
2,380	5.000%, 07/01/2020	2,256,383

	Houston Health Facilities Development Corporation, Buckingham Senior Living Community Series A (Pre-refunded 02/15/2014 @ 101)
2,000	7.000%, 02/15/2023 ¯	2,346,940

	Howard County Junior College District (AMBAC)
715	4.250%, 02/15/2018	755,154

	Kaufman County (AGM)
1,000	5.000%, 02/15/2017	1,032,360

	League City Waterworks & Sewer System (AGM)
1,230	4.000%, 02/15/2018	1,301,377
1,315	4.375%, 02/15/2023	1,321,299

	Lubbock Educational Facilities Authority, Lubbock Christian University
1,000	5.000%, 11/01/2016	1,067,600

	Mansfield Independent School District, School Building (PSFG)
770	5.000%, 02/15/2022	823,284

	North Texas Tollway Authority, First Tier, Series A
2,500	6.000%, 01/01/2024	2,625,450

	North Texas Tollway Authority, First Tier, Series E-3, Mandatory Put 01/01/2016 @ 100
3,000	5.750%, 01/01/2038	3,320,520

	Northwest Texas Independent School District (PSFG)
1,000	4.500%, 02/15/2026	1,012,170

	Odessa Housing Finance Corporation, Residual Values (ETM) (NATL)
1,465	0.000%, 06/01/2012	1,449,676

	Plano Independent School District, School Building, Series A
1,000	5.000%, 02/15/2025	1,059,400

	San Angelo, Series A (NATL)
875	4.400%, 02/15/2019	927,167

	San Antonio
1,000	4.125%, 02/01/2019	1,051,800
1,140	4.250%, 02/01/2020	1,191,505

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Intermediate Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Texas (continued)

	San Leanna Educational Facilities Corporation Higher Education, Saint Edwards University Project
$575	5.000%, 06/01/2019	$584,844

	Sunnyvale School District, School Building (PSFG)
870	4.400%, 02/15/2020	926,559

	Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility, Northwest Senior Housing, Edgemere Project, Series A
1,235	5.750%, 11/15/2014	1,219,661

	Tarrant County Cultural Education Facilities, Finance Corporation, Retirement Facility, Stayton at Museum Way, Series C-2 Teague Independent School District, School Building (PSFG)
2,210	5.000%, 02/15/2019	2,495,311

	Tarrant County Cultural Education Facilities, Finance Corporation, Retirement Facility, Stayton at Museum Way, Series C-2
3,000	6.500%, 11/15/2014	2,948,670

	Texas Transportation Commission, First Tier
2,000	5.000%, 04/01/2017	2,294,500

	Texas, Water Financial Assistance, Series A
1,500	5.000%, 08/01/2017	1,725,165

	Travis County Health Facilities, Development Corporation Retirement Facilities, Querencia Barton Creek Project
1,000	5.250%, 11/15/2017	946,890
900	5.500%, 11/15/2025	766,584

	Tyler Health Facilities Development Corporation, Mother Frances Hospital
1,000	5.250%, 07/01/2012	1,022,890

	Victoria Independent School District, School Building (PSFG)
500	5.000%, 02/15/2018	566,520

	Victoria Utilities Systems (AMBAC)
1,000	4.400%, 12/01/2019	1,044,770
72,585	Total Texas	75,455,816
	Utah – 0.1%

	South Jordan, Sales Tax (Pre-refunded 08/15/2011 @ 100) (AMBAC)
1,000	5.500%, 08/15/2018 ¯	1,019,330
	Washington – 4.3%

	Clark County School District #37, Vancouver, (AGM)
1,515	5.250%, 12/01/2014	1,717,207

	King County School District #401, Highline Public Schools (AGM) (SBG)
500	5.250%, 12/01/2025	530,395

	King County School District #412, Shoreline (SBG)
265	5.750%, 12/01/2021	300,147

	Snohomish County, Limited Tax (Pre-refunded 12/01/2011 @ 100) (NATL)
4,440	5.375%, 12/01/2019 ¯	4,586,698
560	5.375%, 12/01/2019 ¯	578,502

	Spokane County School District #356, Central Valley Series B (FGIC) (NATL)
5,690	0.000%, 12/01/2014	5,259,551

	Spokane County School District #81, Spokane (NATL)
1,000	5.000%, 06/01/2016	1,144,160

	Snohomish County Housing Authority
700	6.300%, 04/01/2016	710,696

	Washington Health Care Facilities, Washington Health Services
3,125	6.250%, 07/01/2024	3,219,969
2,000	6.750%, 07/01/2029	2,072,560

	Washington Higher Education Facilities Authority, Whitworth University Project
3,250	5.125%, 10/01/2024	3,180,320

24	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Washington (continued)

	Washington, Series C
$2,275	5.500%, 07/01/2014	$2,585,060

	Washington, Series S-5 (FGIC) (NATL)
3,000	0.000%, 01/01/2016	2,667,300

	Washington, Various Purpose, Series R-A (AMBAC)
3,000	5.000%, 01/01/2025	3,093,240
31,320	Total Washington	31,645,805
	Wisconsin – 2.2%

	Franklin Solid Waste Disposal, Waste Management Wisconsin Incorporated Series A, Mandatory Put 05/01/2016 @ 100 (AMT)
2,000	4.950%, 11/01/2016	2,089,540

	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Incorporated, Series A
1,440	5.500%, 02/15/2020	1,440,475

	Wisconsin Health & Educational Facilities Authority, Beloit College, Series A
2,060	6.000%, 06/01/2030	1,928,572

	Wisconsin Health & Educational Facilities Authority, Childrens Hospital, Series B
1,350	4.350%, 08/15/2019	1,412,626

	Wisconsin Health & Educational Facilities Authority, Eastcastle Place Incorporated Project
2,000	5.750%, 12/01/2019	1,674,760

	Wisconsin Health & Educational Facilities Authority, Fort Healthcare Incorporated Project
1,250	5.375%, 05/01/2018	1,254,688

	Wisconsin Health & Educational Facilities Authority, Marshfield Clinic, Series B
850	5.500%, 02/15/2013	868,258

	Wisconsin Health & Educational Facilities Authority, Southwest Health Center, Series A
1,500	6.125%, 04/01/2024	1,416,240

	Wisconsin Health & Educational Facilities Authority, Vernon Memorial Healthcare Incorporated Project
640	4.650%, 03/01/2015	652,320

	Wisconsin Health & Educational Facilities Authority, Wisconsin Medical College, Series A (NATL)
1,450	5.000%, 12/01/2015	1,562,941

	Door County, Series A, Crossover Refunded 09/01/2011 @ 100 (FGIC)
1,720	5.125%, 09/01/2016	1,747,898
16,260	Total Wisconsin	16,048,318
	Wyoming – 0.3%

	Lincoln County, Pacificorp Project Mandatory Put 06/03/2013 @ 100 (AMT)
2,250	4.125%, 11/01/2025	2,316,892
$727,512	Total Long-Term Investments (cost $713,917,158) – 98.5%	728,568,884
	SHORT-TERM INVESTMENTS – 0.0%

	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Charleston Southern University Project
$190	0.260%, 04/01/2028 ❖	190,000
	Total Short-Term Investments (cost $190,000)	190,000
	Total Investments (cost $714,107,158) – 98.5%	728,758,884
	Other Assets Less Liabilities – 1.5%	10,819,279
	Net Assets – 100.0%	$739,578,163

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Intermediate Tax Free Fund (continued)

March 31, 2011

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$728,568,884	$—	$728,568,884
Short-Term Investments	—	190,000	—	190,000
Total	$—	$728,758,884	$—	$728,758,884

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31 2011, the cost of investments was $714,107,158.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$25,537,154
Depreciation	(10,885,428)
Net unrealized appreciation (depreciation) of investments	$14,651,726

▲	All percentages shown in the Portfolio of Investments are based on net assets.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Convertible Capital Appreciation Bonds (Convertible CABs) bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

During July 2010, the original issue for this security (1,000,000 par, 5.40% coupon and May, 15, 2014 maturity) was restructured into two new securities. The first security, which is 70% of the original issue, has 700,000 par, 5.4% coupon and May 15, 2017 maturity. The second security, which is the remaining 30% of the issue, has a 300,000 par, 0.0% coupon and May 15, 2050 maturity. At the end of the reporting period, the Adviser continues to accrue interest on the 700,000 par security.

During July 2010, the original issure for this security (1,000,000 par, 5.50% coupon and May 15, 2015 maturity) was restructured into tow new securities. The first security, which is 70% of the original issue, has a 700,000 par, 5.5% coupon and May 15, 2018 maturity. The second security, which is the remaining 30% of the issue, has a 300,000 par, 0.0% coupon and May 15, 2050 maturity. At the end of the reporting period, the Adviser continues to accure interest on the 700,000 par security.

Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

❖	Variable rate demand notes are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of March 31, 2011.

(ETM)	Escrowed to maturity.

26	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund

(formerly known as First American Minnesota Tax Free Fund)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	MUNICIPAL BONDS – 98.6%

	Certificate of Participation – 1.4%

	Duluth Independent School District #709, Series B (MSDCEP)
$2,000	4.000%, 02/01/2019	$2,124,840
	Continuing Care Retirement Communities – 0.8%

	Golden Valley Covenant Retirement Communities, Series A
1,450	5.500%, 12/01/2029	1,266,053
	Economic Development – 1.4%

	Minnesota Agricultural & Economic Development Board, Minnesota Small Business Program, Series A (AMT)
500	5.550%, 08/01/2016	485,915

	Moorhead, American Crystal Sugar Recovery Zone Facility
1,800	5.650%, 06/01/2027	1,740,618
2,300	Total Economic Development	2,226,533
	Education – 10.6%

	Baytown Lease, St. Croix Preparatory Academy, Series A
1,500	7.000%, 08/01/2038	1,347,915

	Duluth Housing & Redevelopment Authority, Public Schools Academy, Series A
1,750	5.600%, 11/01/2030	1,455,125

	Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
1,725	5.500%, 05/01/2026	1,590,209
820	5.500%, 05/01/2027	750,349

	Minnesota Higher Education Facilities Authority, College of Art & Design, Series 6-K
30	5.000%, 05/01/2026	29,193

	Minnesota Higher Education Facilities Authority, Gustavus Adolfus College, Series 7-B
1,000	5.000%, 10/01/2031	968,840

	Minnesota Higher Education Facilities Authority, Hamline University, Series K-2
625	6.000%, 10/01/2032	627,900
2,000	6.000%, 10/01/2040	1,959,380

	Minnesota Higher Education Facilities Authority, St. Scholastica College, Series 7-J
1,835	6.300%, 12/01/2040	1,853,570

	Minnesota Higher Education Facilities Authority, Vermilion Community College Project, Series 3-T
155	6.000%, 01/01/2013	155,878

	St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series A
2,550	5.000%, 12/01/2036	1,837,173

	St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project
2,000	5.000%, 10/01/2024	2,050,160

	University of Minnesota, Series A
1,540	5.250%, 12/01/2029	1,666,018
17,530	Total Education	16,291,710
	General Obligations – 9.7%

	Bemidji
10,000	6.000%, 02/01/2041	10,964,000

	Burnsville Independent School District #191, Alternative Facilities, Series A (MSDCEP)
1,430	4.500%, 02/01/2022	1,492,834

	Hopkins Independent School District #270, Series A (MSDCEP)
1,000	5.000%, 02/01/2028*	1,053,130

	Perham, Disposal System (AMT)
1,500	6.000%, 05/01/2022	1,500,420
13,930	Total General Obligations	15,010,384

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Health Care – 29.9%

	Anoka County Housing & Redevelopment Authority, Park River Estates Care Center, Series D
$1,500	6.750%, 11/01/2036	$1,394,310

	Chippewa County, Montevideo Hospital Project
2,370	5.500%, 03/01/2037	2,112,642

	Duluth Economic Development Authority, Benedictine Health System-St.Mary’s (Pre-refunded 02/15/2014 @ 100)
1,065	5.250%, 02/15/2028 ¯	1,192,832

	Glencoe Health Care Facilities, Regional Health Services Project
2,000	5.000%, 04/01/2031	1,735,300

	Hawaii Pacific Health, Series B
2,500	5.750%, 07/01/2040	2,255,675

	Maple Grove Health Care System, Maple Grove Hospital
1,500	4.500%, 05/01/2023	1,398,945
1,000	5.250%, 05/01/2025	967,390

	Marshall Medical Center, Weiner Memorial Medical Center Project, Series A, Pre-refunded 11/01/2013 @ 100
305	5.250%, 11/01/2016 ¯	335,283
875	5.850%, 11/01/2023 ¯	975,170

	Minneapolis & St. Paul Housing & Redevelopment Authority, Minnesota Children’s Hospitals & Clinics, Series A
2,275	5.250%, 08/15/2035	2,204,930

	Minneapolis Health Care System, Fairview Health Services, Series A
3,000	6.625%, 11/15/2028	3,194,160

	Minneapolis National Marrow Donor Program
2,000	4.875%, 08/01/2025	1,874,180

	Minnesota Agricultural & Economic Development Board, Essentia Health Obligated Group, Series C-1 (AGC)
1,000	5.000%, 02/15/2030	949,560

	Minnesota Agricultural & Economic Development Board, Health Care System, Fairview Health Services, Series A
125	6.375%, 11/15/2029	125,324

	Monticello-Big Lake Community Hospital District, Health Care Facilities, Series C
1,000	6.200%, 12/01/2022	908,630

	New Hope Housing & Health Care Facilities, Masonic Home North Ridge
1,600	5.750%, 03/01/2015	1,550,144

	Rochester Health Care & Housing, Samaritan Bethany, Series A
1,100	7.375%, 12/01/2041	1,082,125

	Rochester Health Care Facilities, Olmsted Medical Center Project
1,700	5.875%, 07/01/2030	1,610,818

	Shakopee Health Care Facilities, St. Francis Regional Medical Center
2,000	5.250%, 09/01/2034	1,787,160

	St. Cloud Health Care, CentraCare Health System Project, Series A
1,000	5.125%, 05/01/2030	961,690

	St. Louis Park Health Care Facilities, Park Nicollet Health Services
2,000	5.750%, 07/01/2039	1,862,900

	St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B (Pre-refunded 07/01/2014 @ 100)
2,000	5.500%, 07/01/2025 ¯	2,267,800

	St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series C
1,000	5.750%, 07/01/2030	974,920

	St. Paul Housing & Redevelopment Authority, Allina Health System, Series A-1
3,050	5.250%, 11/15/2029	3,028,314

28	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Health Care (continued)

	St. Paul Housing & Redevelopment Authority, Episcopal Nursing Home
$2,213	5.630%, 10/01/2033	$1,853,606

	St. Paul Housing & Redevelopment Authority, Gillette Children’s Specialty Healthcare
2,060	5.000%, 02/01/2029	1,914,976

	St. Paul Housing & Redevelopment Authority, Health Partners Obligated Group Project
2,000	5.250%, 05/15/2026	1,900,900

	St. Paul Housing & Redevelopment Authority, HealthEast Project
800	6.000%, 11/15/2030	688,624

	St. Paul Housing & Redevelopment Authority, Regions Hospital Project
500	5.250%, 05/15/2018	500,305

	St. Paul Port Authority, HealthEast Midway Campus, Series A
900	5.875%, 05/01/2030	783,126

	St. Paul Port Authority, HealthEast Midway Campus, Series B
1,800	6.000%, 05/01/2030	1,589,526
48,238	Total Health Care	45,981,265
	Housing – 9.1%

	Cottage Grove Senior Housing, PHS/Cottage Grove Inc. Project, Series A
850	5.000%, 12/01/2031	668,763

	Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project (GNMA)
1,990	5.900%, 04/20/2042	2,011,392

	Maplewood Multifamily Housing, Carefree Cottages ll, Mandatory Put 04/15/2019 @ 100 (AMT) (FNMA)
2,000	4.800%, 04/15/2034	2,016,260

	Minneapolis & St. Paul Housing Financing Board, Single Family Mortgage, Series A4, (AMT) (FHLMC) (FNMA) (GNMA)
633	5.000%, 11/01/2038	623,576

	Minneapolis Housing, Keeler Apartments Project, Series A
1,350	5.000%, 10/01/2037	1,047,937

	Minneapolis Multifamily Housing, Vantage Flats Project (AMT) (GNMA)
865	5.200%, 10/20/2048	799,667

	Minnesota Housing Finance Agency, Residential Housing, Series B (AMT)
395	5.650%, 07/01/2033	394,972

	Minnesota Housing Finance Agency, Residential Housing, Series D (AMT)
3,465	4.700%, 07/01/2027	3,237,246

	Moorhead Senior Housing, Sheyenne Crossing Project
1,620	5.650%, 04/01/2041	1,282,781

	St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series A
1,100	5.250%, 10/01/2042	819,126

	White Bear Lake, Multifamily Housing, Lake Square, Series A (FHA)
1,020	6.000%, 08/01/2020	1,021,204
15,288	Total Housing	13,922,924
	Lease Revenue – 3.2%

	Lakeville Housing & Redevelopment Authority, Ice Arena Project
585	4.625%, 02/01/2032	546,782

	Pine County Housing & Redevelopment Authority, Public Project, Series A
1,000	5.000%, 02/01/2028	946,540
1,890	5.000%, 02/01/2031	1,731,788

	St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center
500	4.750%, 12/01/2026	501,100

	St. Paul Port Authority, Regions Hospital Parking Ramp Project, Series 1
1,375	5.000%, 08/01/2036	1,123,265
5,350	Total Lease Revenue	4,849,475

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Miscellaneous – 2.7%

	Little Canada Commercial Development, RLF Minnesota Project
$500	5.000%, 04/01/2013	$503,560

	Seaway Port Authority of Duluth, Cargill Incorporated Project
1,130	4.200%, 05/01/2013	1,162,239

	St. Paul Housing & Redevelopment Authority, Parking Facilities Project, Series A
1,070	5.000%, 08/01/2030	1,037,675
1,500	5.000%, 08/01/2035	1,368,105
4,200	Total Miscellaneous	4,071,579
	Recreational Facility Authority – 1.2%

	Moorhead Golf Course, Series B
1,885	5.875%, 12/01/2021	1,770,336
	Tax Revenue – 0.2%

	Minneapolis St. Anthony Falls Project
400	5.650%, 02/01/2027	341,268
	Transportation – 9.1%

	Minneapolis & St. Paul Metropolitan Airports Commission, Series A (AMBAC)
3,250	5.000%, 01/01/2019	3,503,500
5,000	5.000%, 01/01/2020	5,317,650

	Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT)
4,000	5.000%, 01/01/2020	4,190,680

	Mozaic Parking Project, Series A
1,000	8.500%, 01/01/2041	998,700
13,250	Total Transportation	14,010,530
	Utilities – 19.3%

	Chaska Electric, Series A
45	6.100%, 10/01/2030	45,031

	Minnesota Municipal Power Agency, Series A
5,000	5.000%, 10/01/2030	4,813,150

	Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AGC)
1,985	5.000%, 01/01/2018	2,166,270

	Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AMBAC)
2,000	5.000%, 01/01/2026	2,011,220

	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A
1,500	6.000%, 07/01/2038	1,401,915

	Puerto Rico Electric Power Authority Series SS (NATL)
2,000	5.000%, 07/01/2024	1,910,240

	Southern Minnesota Municipal Power Agency, Series A (NATL)
2,000	0.000%, 01/01/2019	1,490,520
1,765	0.000%, 01/01/2021	1,171,307
3,000	0.000%, 01/01/2023	1,758,090
11,000	0.000%, 01/01/2024	6,045,710
4,770	0.000%, 01/01/2025	2,444,959
6,100	0.000%, 01/01/2026	2,923,181
2,300	0.000%, 01/01/2027	1,032,562

	Western Minnesota Municipal Power Agency (ETM) (NATL)
410	9.750%, 01/01/2016	535,780
43,875	Total Utilities	29,749,935
$169,696	Total Long-Term Investments (cost $153,822,302)	$151,616,832

Shares/ Principal (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 2.0%

	Money Market Fund – 1.9%

2,902,266	Federated Minnesota Municipal Cash Trust, 0.010% Ω	$2,902,266

30	Nuveen Investments

Shares/ Principal (000)	Description ▲	Value

	Municipal Bonds – 0.1%

	Brown County, Martin Luther College Project
$200	0.340%, 09/01/2024 ❖	$200,000
	Total Short-Term Investments (cost $3,102,266)	3,102,266
	Total Investments (cost $156,924,568) – 100.6%	154,719,098
	Other Assets Less Liabilities – (0.6)%	(951,022)
	Net Assets – 100.0%	$153,768,076

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$151,616,832	$—	$151,616,832
Short-Term Investments	2,902,266	200,000	—	3,102,266
Total	$2,902,266	$151,816,832	$—	$154,719,098

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31 2011, the cost of investments was $157,089,670.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$3,908,632
Depreciation	(6,279,204)
Net unrealized appreciation (depreciation) of investments	$(2,370,572)

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

March 31, 2011

▲	All percentages shown in the Portfolio of Investments are based on net assets.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

*	Security purchased on a when-issued/delayed delivery basis.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2011.

❖	Variable rate demand notes are tax exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of March 31, 2011.

(ETM)	Escrowed to maturity.

32	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund

(formerly known as First American Minnesota Intermediate Tax Free Fund)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	MUNICIPAL BONDS – 97.7%

	Certificates of Participation – 1.3%

	Duluth Independent School District #709, Series B (MSDCEP)
$1,890	4.000%, 02/01/2019	$2,007,974

	Northeast Metropolitan Intermediate School District #916
1,000	4.250%, 01/01/2015	1,043,210
2,890	Total Certificates of Participation	3,051,184
	Economic Development – 2.2%

	Minneapolis Community Development Agency, Series G-3 (Pre-refunded 12/01/2011 @ 100)
975	5.350%, 12/01/2021 ¯	1,007,341

	Minneapolis Development, Common Bond, Series 1A (AMT)
480	4.550%, 12/01/2013	506,515
505	4.625%, 12/01/2014	535,239

	Minneapolis Development, Common Bond, Series 2A
2,000	4.625%, 12/01/2020	1,977,780

	Minneapolis Supported Development, Common Bond, Series 2A (AMT)
1,000	5.125%, 06/01/2022	974,630
4,960	Total Economic Development	5,001,505
	Education – 18.1%

	Minneapolis, The Blake School Project
550	4.000%, 09/01/2019	565,961
315	4.000%, 09/01/2021	317,529

	Minneapolis, The Blake School Project (Pre-refunded 09/01/2011 @ 100)
445	5.000%, 09/01/2012 ¯	453,700

	Minnesota Colleges & Universities, Series A
985	4.000%, 10/01/2022	988,664
1,755	4.000%, 10/01/2023	1,735,099
1,415	4.250%, 10/01/2024	1,409,241
750	4.375%, 10/01/2025	745,065
870	4.500%, 10/01/2026	869,034

	Minnesota Higher Education Facilities Authority, Augsburg College, Series 6-C
1,075	4.750%, 05/01/2018	1,092,834

	Minnesota Higher Education Facilities Authority, Augsburg College, Series 6-J1
320	5.000%, 05/01/2013	339,220
375	5.000%, 05/01/2016	402,420
1,295	5.000%, 05/01/2020	1,331,506

	Minnesota Higher Education Facilities Authority, Augsburg College, Series 7-G
815	4.000%, 10/01/2021	776,271

	Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
1,125	5.500%, 05/01/2018	1,147,635
1,185	5.500%, 05/01/2019	1,200,204
1,050	5.500%, 05/01/2024	991,903

	Minnesota Higher Education Facilities Authority, College of Art & Design, Series 5-K
90	5.000%, 05/01/2011	90,228

	Minnesota Higher Education Facilities Authority, College of Art & Design, Series 6-K
310	5.000%, 05/01/2013	327,639
320	5.000%, 05/01/2014	342,874
340	5.000%, 05/01/2015	366,986
355	5.000%, 05/01/2016	378,987
370	5.000%, 05/01/2017	389,928

	Minnesota Higher Education Facilities Authority, Gustavus Adolfus College, Series 7-B
1,500	5.000%, 10/01/2018	1,633,365
1,040	5.000%, 10/01/2023	1,069,734
150	4.250%, 10/01/2024	143,236

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Education (continued)

	Minnesota Higher Education Facilities Authority, Hamline University, Series 7-E
$1,000	4.125%, 10/01/2018	$1,016,590
1,370	4.375%, 10/01/2020	1,362,629
500	4.500%, 10/01/2021	496,900
250	5.000%, 10/01/2029	240,088

	Minnesota Higher Education Facilities Authority, Hamline University, Series K-1
1,000	4.250%, 10/01/2018	997,140

	Minnesota Higher Education Facilities Authority, Hamline University, Series K-2
625	6.000%, 10/01/2032	627,900

	Minnesota Higher Education Facilities Authority, St. Benedict College, Series V
1,585	4.500%, 03/01/2017	1,661,222

	Minnesota Higher Education Facilities Authority, St. Catherine College, Series 5-N1
500	5.250%, 10/01/2022	502,180

	Minnesota Higher Education Facilities Authority, St. John’s University, Series 6-U
290	4.200%, 10/01/2019	298,520
385	4.300%, 10/01/2020	394,552
145	4.500%, 10/01/2022	147,633

	Minnesota Higher Education Facilities Authority, St. Olaf College, Series 6-O
500	5.000%, 10/01/2016	556,115

	Minnesota Higher Education Facilities Authority, St. Scholastica College, Series 6-S
360	4.375%, 12/01/2016	374,922
380	4.500%, 12/01/2017	392,350

	Minnesota Higher Education Facilities Authority, St. Scholastica College, Series 7-J
150	6.000%, 12/01/2028	153,339

	Minnesota Higher Education Facilities Authority, St. Scholastica College, Series H
750	5.125%, 12/01/2030	725,145

	Minnesota Higher Education Facilities Authority, University of St. Thomas, Series 6-I
1,045	4.000%, 04/01/2014	1,110,114

	Minnesota Higher Education Facilities Authority, University of St. Thomas, Series 6-X
500	4.500%, 04/01/2021	512,630
1,250	5.000%, 04/01/2024	1,284,200

	Minnesota Higher Education Facilities Authority, University of St. Thomas, Series 7-A
1,000	4.000%, 10/01/2017	1,049,130
1,000	4.500%, 10/01/2018	1,068,530
1,845	4.500%, 10/01/2019	1,949,464

	Moorhead Educational Facilities, Concordia College, Series A
500	4.100%, 12/15/2014	527,640
880	4.200%, 12/15/2015	932,333
925	4.300%, 12/15/2016	972,388
1,005	5.000%, 12/15/2018	1,057,391
1,060	5.000%, 12/15/2019	1,105,453

	University of Minnesota, Series C
1,000	5.000%, 12/01/2019	1,136,580
40,600	Total Education	41,762,341
	General Obligations – 23.8%

	Anoka County Capital Improvement, Series A
610	4.100%, 02/01/2018	644,374
1,000	5.000%, 02/01/2020	1,116,020

	Anoka County Capital Improvement, Series C
285	4.100%, 02/01/2018	312,591
595	4.200%, 02/01/2019	644,688

	Anoka County Capital Improvement, Series D
500	5.000%, 02/01/2024	519,430

34	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	General Obligations (continued)

	Bemidji
$635	5.500%, 02/01/2023	$715,461
750	5.500%, 02/01/2024	837,255
875	5.500%, 02/01/2025	967,890
1,010	5.500%, 02/01/2026	1,107,990
1,150	5.500%, 02/01/2027	1,249,061

	Burnsville Independent School District #191, Alternative Facilities, Series A (AGM) (MSDCEP)
350	4.200%, 02/01/2025	346,937

	Burnsville Independent School District #191, Alternative Facilities, Series A (MSDCEP)
1,200	4.250%, 02/01/2020	1,270,548

	Chaska Independent School District #112, School Building, Series A (MSDCEP) (NATL)
1,000	4.250%, 02/01/2019	1,065,520

	Chatfield Independent School District #227, School Building, Series A (AGM) (MSDCEP)
450	4.000%, 02/01/2018	486,329

	Dakota County Community Development Agency, Senior Housing Facilities, Series A
510	4.375%, 01/01/2019	542,196
215	4.500%, 01/01/2020	226,225

	Duluth DECC Improvement, Series A
1,160	4.500%, 02/01/2021	1,217,095
465	4.500%, 02/01/2022	480,894
1,100	4.625%, 02/01/2024	1,119,613

	Duluth Independent School District #709, Series A (AGM) (MSDCEP)
1,150	4.250%, 02/01/2022	1,181,959

	Lakeville Independent School District #194, Series A, Crossover refunded 02/01/2013 @ 100 (FGIC) (MSDCEP)
1,260	5.000%, 02/01/2022	1,338,460

	Mankato, Series A
765	3.500%, 02/01/2018	805,285
775	3.500%, 02/01/2019	797,258

	Minneapolis Special School District #1 (MSDCEP)
1,135	4.000%, 02/01/2018	1,191,829

	Minnesota, Series C
500	5.000%, 08/01/2019	577,975

	Moorhead Independent School District #152, Crossover refunded 04/01/2012 @ 100 (FGIC) (MSDCEP)
3,450	5.000%, 04/01/2015	3,582,031
2,510	5.000%, 04/01/2016	2,606,058

	Mounds View Independent School District #621, School Building Series A (MSDCEP)
625	3.250%, 02/01/2017	661,963
1,000	4.000%, 02/01/2021	1,052,670
750	4.000%, 02/01/2022	783,682

	Series A, Crossover refunded 02/01/2012 @ 100 (MSDCEP)
2,565	5.000%, 02/01/2019	2,662,675

	Series A, Crossover refunded 02/01/2012 @ 100 (MSDCEP) (NATL)
2,340	5.000%, 02/01/2018	2,429,107

	New Prague Independent School District #721, School Building, Series A (MSDCEP) (SGI)
525	3.750%, 02/01/2020	534,371
475	3.875%, 02/01/2022	480,591

	Osseo Independent School District #279, Series A (MSDCEP)
1,180	4.000%, 02/01/2021	1,217,984

	Pequot Lakes Independent School District #186, Crossover refunded 02/01/2012 @ 100 (FGIC) (MSDCEP)
500	5.125%, 02/01/2018	516,880

	Perham, Disposal System (AMT)
1,205	5.850%, 05/01/2015	1,207,302

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	General Obligations (continued)

	Puerto Rico Commonwealth (NATL)
$1,605	6.000%, 07/01/2014	$1,748,022

	Puerto Rico Commonwealth, Series A
575	5.500%, 07/01/2018	594,550
1,000	5.500%, 07/01/2018	1,034,000

	Puerto Rico Commonwealth, Series A (SGI)
1,000	5.500%, 07/01/2017	1,041,440

	Puerto Rico Commonwealth, Government Development, Series B
1,000	5.000%, 12/01/2014	1,062,370

	Ramsey County Capital Improvement, Series A
520	4.000%, 02/01/2018	570,346

	Robbinsdale Independent School District #281, Alternative Facility, Series B (MSDCEP)
500	4.500%, 02/01/2021	529,570

	Rochester Wastewater, Series A
1,140	4.000%, 12/01/2018	1,226,720

	South Washington County, Independent School District #833 Series A (MSDCEP)
2,000	4.000%, 02/01/2022	2,043,960

	Series B, Crossover refunded 02/01/2012 @ 100 (AGM) (MSDCEP)
1,030	5.000%, 02/01/2015	1,067,286

	St. Cloud Library Sales Tax, Series B (AGM)
1,000	4.000%, 02/01/2018	1,060,930

	St. Michael Independent School District #885, Crossover refunded 02/01/2012 @ 100 (AGM) (MSDCEP)
1,000	5.000%, 02/01/2017	1,032,300

	St. Peter, Series A (AGM)
550	3.000%, 09/01/2018	557,167
515	3.150%, 09/01/2019	516,622
585	3.300%, 09/01/2020	586,269

	Wadena Deer Creek Independent School District #2155 (MSCDEP)
430	4.000%, 02/01/2018	462,327
410	4.000%, 02/01/2019	432,206

	Wright County Jail, Series A (MCCEP)
640	4.500%, 12/01/2020	684,883

	Zumbrota-Mazeppa Independent School District #2805, Alternative Facilities, Series A (MSDCEP)
200	4.000%, 02/01/2019	212,064
52,270	Total General Obligations	54,961,229
	Health Care – 28.4%

	Aitkin Health Care Facilities, Riverwood Healthcare Center
735	5.250%, 02/01/2015	714,111

	Bemidji Health Care Facilities, North County Health Services
250	4.125%, 09/01/2013	257,673
500	5.000%, 09/01/2017	516,075
1,050	5.000%, 09/01/2018	1,075,966
1,110	5.000%, 09/01/2019	1,124,286

	Cuyuna Range Hospital District
425	5.000%, 06/01/2016	415,709
1,340	5.000%, 06/01/2017	1,298,460
1,320	5.000%, 06/01/2019	1,240,510

	Duluth Economic Development Authority, Benedictine Health System-St. Mary’s (Pre-refunded 02/15/2014 @ 100)
2,045	5.375%, 02/15/2022 ¯	2,297,680

	Fergus Falls Health Care Facilities, Lake Region Health Care
400	4.750%, 08/01/2025	375,016

	Glencoe Health Care Facilities, Regional Health Services Project
760	5.000%, 04/01/2013	789,822
800	5.000%, 04/01/2014	832,104

36	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Health Care (continued)

$845	5.000%, 04/01/2015	$874,837
1,815	5.000%, 04/01/2017	1,847,743

	Maple Grove Health Care Facilities, North Memorial Health Care
1,730	4.500%, 09/01/2017	1,765,569

	Maple Grove Health Care System, Maple Grove Hospital
1,000	5.000%, 05/01/2017	1,054,430

	Marshall Medical Center, Avera Marshall Regional Medical Center Project (ETM)
345	4.500%, 11/01/2013	372,707

	Marshall Medical Center, Avera Marshall Regional Medical Center Project (Pre-refunded 11/01/2015 @ 100)
1,155	4.750%, 11/01/2020 ¯	1,290,366

	Meeker County Hospital Facilities, Memorial Hospital Project
1,000	5.625%, 11/01/2022	976,280

	Minneapolis & St. Paul Housing & Redevelopment Authority, Minnesota Children’s Hospitals & Clinics, Series A
1,000	5.250%, 08/15/2025	1,038,790

	Minneapolis Health Care System, Allina Health System, Series A (Pre-refunded 11/15/2012 @ 100)
2,500	6.000%, 11/15/2023 ¯	2,720,375
1,300	5.750%, 11/15/2032 ¯	1,409,343

	Minneapolis Health Care System, Fairview Health Services, Series A
4,000	6.375%, 11/15/2023	4,358,000

	Minneapolis Health Care System, Fairview Health Services, Series A (ETM)
605	5.000%, 05/15/2012	635,958

	Minneapolis National Marrow Donor Program
3,000	4.250%, 08/01/2020	2,887,800

	Minnesota Agricultural & Economic Development Board, Essentia Health Obligated Group, Series C-1 (AGC)
1,000	5.500%, 02/15/2025	1,044,810

	Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
200	5.500%, 02/01/2012	205,956
730	5.500%, 02/01/2015	749,768

	Minnesota Agricultural & Economic Development Board, Health Care System, Series A (NATL)
305	5.500%, 11/15/2017	305,952
10	5.750%, 11/15/2026	10,000

	Monticello-Big Lake Community Hospital District, Health Care Facilities, Series C
2,320	5.750%, 12/01/2015	2,295,083

	Northfield Hospital
515	5.000%, 11/01/2013	535,873
920	5.000%, 11/01/2014	959,542
1,080	5.500%, 11/01/2017	1,128,524

	Plymouth Health Facilities, Westhealth Project, Series A (AGM)
485	6.200%, 06/01/2011	486,853

	Redwood Falls Hospital Facilities, Redwood Area Hospital Project
1,015	5.000%, 12/01/2021	968,077

	Rochester Health Care Facilities, Olmsted Medical Center Project
1,000	5.125%, 07/01/2020	991,930

	Shakopee Health Care Facilities, St. Francis Regional Medical Center
305	4.000%, 09/01/2012	312,103
1,785	5.000%, 09/01/2017	1,842,174

	St. Cloud Health Care, CentraCare Health System Project (AGC)
1,000	5.375%, 05/01/2031	1,002,880

	St. Cloud Health Care, CentraCare Health System Project, Series A
1,000	4.250%, 05/01/2021	976,710

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Health Care (continued)

	St. Louis Park Health Care Facilities, Park Nicollet Health Services
$1,300	5.500%, 07/01/2029	$1,233,882

	St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series C
2,500	5.625%, 07/01/2026	2,462,075

	St. Paul Housing & Redevelopment Authority, Allina Health System, Series A (NATL)
500	5.000%, 11/15/2015	548,570
1,200	5.000%, 11/15/2019	1,263,516

	St. Paul Housing & Redevelopment Authority, Allina Health System, Series A-1
3,000	5.000%, 11/15/2024	3,016,530

	St. Paul Housing & Redevelopment Authority, Gillette Children’s Specialty Healthcare
1,560	5.000%, 02/01/2019	1,582,558
1,000	5.000%, 02/01/2019	1,027,920
500	5.000%, 02/01/2020	504,880

	St. Paul Housing & Redevelopment Authority, HealthEast Project
1,840	5.150%, 11/15/2020	1,662,495

	St. Paul Housing & Redevelopment Authority, HealthPartners Obligated Group Project
1,350	5.250%, 05/15/2019	1,384,627

	St. Paul Port Authority, HealthEast Midway Campus, Series A
1,370	5.250%, 05/01/2015	1,334,640
2,000	5.750%, 05/01/2025	1,801,420

	Todd, Morrison, Cass & Wadena Counties, United Hospital District, Lakewood Health System
400	4.000%, 12/01/2013	426,612

	Winona Health Care Facilities, Winona Health Obligated Group
1,000	5.000%, 07/01/2020	975,350

	Winona Health Care Facilities, Winona Health Obligated Group, Series A
525	5.300%, 07/01/2017	537,448
64,745	Total Health Care	65,748,368
	Housing – 1.7%

	Minnesota State Housing Finance Agency, Nonprofit Housing
1,185	5.250%, 08/01/2027	1,226,013

	Moorhead Senior Housing, Sheyenne Crossing Project
2,000	5.600%, 04/01/2025	1,818,040

	Worthington Housing Authority, Meadows Worthington Project, Series A
940	5.000%, 11/01/2017	876,362
4,125	Total Housing	3,920,415
	Lease Revenue – 2.7%

	Andover Economic Development Authority Public Facilities, Community Center Crossover refunded 02/01/2014 @ 100
495	5.000%, 02/01/2019	534,358
730	5.000%, 02/01/2019	788,042

	Pine County Housing & Redevelopment Authority, Public Project, Series A
465	4.500%, 02/01/2016	492,282
385	4.500%, 02/01/2017	401,620

	St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center
180	4.500%, 12/01/2019	188,224
290	4.500%, 12/01/2020	300,426

	St. Paul Port Authority, Office Building
2,415	5.000%, 12/01/2019	2,504,234

	Stevens County Housing & Redevelopment Authority, Public Project, Series A
315	4.000%, 02/01/2018	324,913
325	4.000%, 02/01/2019	327,619
340	4.100%, 02/01/2020	340,534
5,940	Total Lease Revenue	6,202,252

38	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Miscellaneous – 4.5%

	Itasca County, Charles K. Blandin Foundation
$635	4.000%, 05/01/2018	$627,920
255	4.000%, 05/01/2019	247,171

	Seaway Port Authority of Duluth, Cargill Incorporated Project
2,000	4.200%, 05/01/2013	2,057,060

	St. Paul Housing & Redevelopment Authority, Minnesota Public Radio Project (APM)
2,395	5.000%, 12/01/2025	2,414,951

	St. Paul Housing & Redevelopment Authority, Parking Facilities Project, Series A
805	4.000%, 08/01/2021	784,521
895	4.125%, 08/01/2023	855,763
935	4.250%, 08/01/2024	894,243
575	4.250%, 08/01/2025	541,328

	St. Paul Port Authority, Amherst H. Wilder Foundation, Series 3
2,000	5.000%, 12/01/2024	1,978,600
10,495	Total Miscellaneous	10,401,557
	Tax Revenue – 1.7%

	Hennepin County Sales Tax, Ballpark Project, Series B
555	4.375%, 12/15/2022	572,777
1,000	5.000%, 12/15/2029	1,029,770

	Minneapolis St. Anthony Falls Project
1,040	5.000%, 02/01/2017	996,757
570	5.300%, 02/01/2021	510,486

	Minneapolis Tax Increment, Grant Park Project
1,000	5.200%, 02/01/2022	879,890
4,165	Total Tax Revenue	3,989,680
	Transportation – 4.0%

	Minneapolis & St. Paul Metropolitan Airports Commission, Series A
1,000	4.000%, 01/01/2019	1,030,210
1,000	5.000%, 01/01/2020	1,078,450
500	5.000%, 01/01/2021	533,350

	Minneapolis & St. Paul Metropolitan Airports Commission, Series A (NATL)
1,000	5.000%, 01/01/2019	1,007,590
2,200	5.000%, 01/01/2020	2,225,916

	Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMBAC) (AMT)
2,125	5.000%, 01/01/2020	2,129,866

	Puerto Rico Commonwealth, Highway & Transportation Authority, Series X (IBC) (NATL)
1,250	5.500%, 07/01/2013	1,304,275
9,075	Total Transportation	9,309,657
	Utilities – 9.3%

	Chaska Electric, Series A
1,000	4.200%, 10/01/2015	1,066,960

	Cohasset Pollution Control, Allete Project (IBCC) (RAAI)
2,230	4.950%, 07/01/2022	2,219,184

	Litchfield Electric Utilities, Series C (AGC)
500	5.000%, 02/01/2029	505,735

	Marshall Public Utilities, Series A (AGC)
315	3.500%, 07/01/2016	329,374
275	3.500%, 07/01/2017	284,042
340	3.750%, 07/01/2018	350,577

	Marshall Public Utilities, Series B
500	3.500%, 07/01/2015	522,620

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Utilities (continued)

	Minnesota State Municipal Power Agency
$420	4.125%, 10/01/2017	$427,795
1,000	5.250%, 10/01/2022	1,058,140

	Northern Municipal Power Agency, Series A1
1,655	5.000%, 01/01/2020	1,752,248

	Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AGC)
1,000	5.000%, 01/01/2019	1,072,640
2,000	5.000%, 01/01/2021	2,091,880

	Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AMBAC)
380	5.000%, 01/01/2013	401,185
460	5.000%, 01/01/2017	501,133

	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGC)
500	5.000%, 07/01/2016	549,875

	Shakopee Public Utilities, Series A (AGM)
295	4.250%, 02/01/2018	307,715

	Southern Minnesota Municipal Power Agency, Series A (AMBAC)
2,000	5.250%, 01/01/2014	2,196,720

	Southern Minnesota Municipal Power Agencym, Series A, Zero Coupon Bond (NATL)
3,500	0.000%, 01/01/2020	2,460,115
5,000	0.000%, 01/01/2021	3,318,150
23,370	Total Utilities	21,416,088
$222,635	Total Long-Term Investments (cost $221,065,341)	225,764,276

Shares/ Principal (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 1.3%

	Money Market Fund – 0.9%

2,097,554	Federated Minnesota Municipal Cash Trust, 0.010% Ω	2,097,554
	Municipal Bonds – 0.4%

	Cohasset Power & Light Company Project, Series A
$1,000	0.260%, 06/01/2020 ❖	1,000,000
	Total Short-Term Investments (cost $3,097,554)	3,097,554
	Total Investments (cost $224,162,895) – 99.0%	228,861,830
	Other Assets Less Liabilities – 1.0%	2,282,761
	Net Assets – 100.0%	$231,144,591

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

40	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$225,764,276	$—	$225,764,276
Short-Term Investments	2,097,554	1,000,000	—	3,097,554
Total	$2,097,554	$226,764,276	$—	$228,861,830

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31 2011, the cost of investments was $224,162,895.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$6,857,619
Depreciation	(2,158,684)
Net unrealized appreciation (depreciation) of investments	$4,698,935

▲	All percentages shown in the Portfolio of Investments are based on net assets.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Crossover refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2011.

❖	Variable rate demand notes are tax exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of March 31, 2011.

(ETM)	Escrowed to maturity.

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Missouri Tax Free Fund

(formerly known as First American Missouri Tax Free Fund)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	MUNICIPAL BONDS – 98.7%

	Certificates of Participation – 7.6%

	Belton Refunding & Improvement
$355	5.250%, 03/01/2029	$344,556

	Belton Refunding & Improvement (NATL)
500	4.375%, 03/01/2019	498,625
250	4.500%, 03/01/2022	238,802

	Cass County
2,000	4.000%, 05/01/2022	1,881,220

	Cottleville
200	5.125%, 08/01/2026	176,732
1,700	5.250%, 08/01/2031	1,434,919

	Hazelwood School District, Energy Improvements Project
515	4.500%, 03/01/2017	545,272
445	4.500%, 03/01/2018	465,256

	Kansas City Metropolitan Junior College District
1,025	4.500%, 07/01/2021	1,064,821

	Lincoln County Public Water Supply, District #1
1,500	6.750%, 06/15/2035	1,524,735

	Missouri School Boards Association, Liberty Public School District #53 (AGM)
1,015	5.250%, 03/01/2025	1,058,290

	Taney County Public Water Supply, District #3
590	4.500%, 07/01/2025	560,724

	Texas County Justice Center Project (AGC)
1,595	4.500%, 12/01/2025	1,566,354

	Union, Series A
520	5.200%, 07/01/2023	505,508
12,210	Total Certificates of Participation	11,865,814
	Continuing Care Retirement Communities – 5.1%

	Cole County Industrial Development Authority, Lutheran Services Heisinger Project
2,000	5.250%, 02/01/2024	1,929,280

	Illinois Finance Authority, Franciscan Communities, Series A
500	5.500%, 05/15/2027	391,990

	Kirkwood Industrial Development Authority, Aberdeen, Series C-2
1,500	7.000%, 11/15/2015	1,492,260

	Lee’s Summit Industrial Development Authority, Senior Living Facilities, John Knox Village Group, Series A
1,035	5.000%, 08/15/2014	1,078,843

	Missouri Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior, Series A
1,500	5.375%, 02/01/2035	1,338,300

	St. Louis County Industrial Development Authority, Friendship Village West, Series A
2,000	5.500%, 09/01/2028	1,755,340
8,535	Total Continuing Care Retirement Communities	7,986,013
	Education – 5.5%

	Curators University System Facilities, Series A
1,000	5.000%, 11/01/2033	1,007,210

	Lincoln University Auxiliary System (AGC)
1,000	5.125%, 06/01/2037	937,700

	Missouri Development Finance Board, Midwest Research Institute Project
1,185	5.000%, 11/01/2017	1,238,301

42	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Education (continued)

	Missouri Health & Educational Facilities Authority, Rockhurst University, Series A
$1,000	6.500%, 10/01/2030	$1,006,040
1,300	6.500%, 10/01/2035	1,273,506

	Missouri Health & Educational Facilities Authority, Washington University, Series A
3,000	5.375%, 03/15/2039	3,109,890
8,485	Total Education	8,572,647
	General Obligations – 7.0%

	Belton
1,520	5.000%, 03/01/2027	1,594,617

	Blue Springs Neighborhood Improvement, South Area Improvement Project
850	5.000%, 02/15/2029	859,877

	Jackson County School District #4, Blue Springs, Series A
2,000	4.750%, 03/01/2026	2,030,260

	Jackson County School District #7, Lee’s Summit
1,000	4.750%, 03/01/2027	1,018,850

	Platte County School District #R-3 (NATL)
685	5.000%, 03/01/2024	704,707

	Puerto Rico Commonwealth, Public Improvement, Series A
1,000	5.250%, 07/01/2026	940,870

	Richmond Heights, Manhasset Village Neighborhood
690	4.500%, 04/01/2026	655,997

	St. Charles County, Francis Howell School District (MDDP)
1,000	5.000%, 03/01/2027	1,039,030

	Wentzville School District #R-04, Refunding & Improvement, Series A (MDDP)
5,000	0.000%, 03/01/2026	2,154,600
13,745	Total General Obligations	10,998,808
	Health Care – 25.0%

	Boone County Hospital
1,115	5.050%, 08/01/2020	1,120,921
2,000	5.625%, 08/01/2038	1,920,380

	Cape Girardeau County Industrial Development Authority, Health Care Facilities, Saint Francis Medical Center, Series A
250	5.125%, 06/01/2023	252,725
200	5.125%, 06/01/2024	199,322
500	5.500%, 06/01/2029	486,530
2,000	5.750%, 06/01/2039	1,964,240

	Cape Girardeau County Industrial Development Authority, Health Care Facilities, Southeast Missouri Hospital
245	5.625%, 06/01/2022	245,382

	Cape Girardeau County Industrial Development Authority, Health Care Facilities, Southeast Missouri Hospital (Pre-refunded 06/01/2012 @ 100)
1,255	5.625%, 06/01/2022¯	1,327,677

	Cass County Hospital
2,000	5.500%, 05/01/2027	1,760,400

	Clinton County Industrial Development Authority, Health Facilities, Cameron Regional Medical Center
1,000	5.000%, 12/01/2037	648,510

	Colorado Health Facilities Authority, Sisters of Charity of Leavenworth, Series B
1,495	5.250%, 01/01/2025	1,518,995

	Grundy County Industrial Development Authority Health Facilities, Wright Memorial Hospital
1,120	5.650%, 09/01/2022	1,083,387
1,000	5.750%, 09/01/2023	963,880

	Hannibal Industrial Development Authority Health Facilities
1,345	4.300%, 03/01/2013	1,373,716
850	5.375%, 09/01/2019	859,537
1,835	5.000%, 03/01/2022	1,755,563

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Missouri Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Health Care (continued)

	Indiana Finance Authority Health Systems, Sisters of St. Francis Health
$1,000	5.250%, 11/01/2024	$1,024,450

	Joplin Industrial Development Authority Health Facilities, Freeman Health System Project
2,000	5.500%, 02/15/2024	1,924,920

	Missouri Health & Educational Facilities Authority, BJC Health System, Series A (ETM)
2,310	6.750%, 05/15/2012	2,472,878

	Missouri Health & Educational Facilities Authority, Children’s Mercy Hospital
2,500	5.625%, 05/15/2039	2,442,875

	Missouri Health & Educational Facilities Authority, Jefferson Memorial Hospital (RAAI)
2,300	5.000%, 08/15/2019	2,261,912

	Missouri Health & Educational Facilities Authority, Lake Regional Health System Project
515	5.000%, 02/15/2012	529,600

	Missouri Health & Educational Facilities Authority, Saint Luke’s Health System, Series 2003-B (AGM)
2,000	5.500%, 11/15/2032	2,034,720

	Missouri Health & Educational Facilities Authority, Saint Luke’s Health System, Series A
485	5.250%, 11/15/2025	494,254
500	5.000%, 11/15/2030	479,455

	Missouri Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior
1,250	5.500%, 02/01/2042	1,066,787

	Missouri Health & Educational Facilities Authority, SSM Health Care, Series A
2,000	5.000%, 06/01/2036	1,806,520

	Missouri Health & Educational Facilities Authority, SSM Health Care, Series B
1,500	5.000%, 06/01/2030	1,398,270

	Saline County Industrial Development Authority, Health Facilities, John Fitzgibbon Memorial Hospital
1,000	5.600%, 12/01/2028	904,220
1,000	5.625%, 12/01/2035	759,740

	St. Louis County Industrial Development Authority, Health Facilities, Ranken-Jordan Project
125	4.250%, 11/15/2014	117,443
670	5.000%, 11/15/2027	535,812
1,300	5.000%, 11/15/2035	956,865

	St. Louis County Industrial Development Authority, Health Facilities, Ranken-Jordan Project, Series A (Pre-refunded 11/15/2013 @ 100)
500	6.625%, 11/15/2035 ¯	572,885
41,165	Total Health Care	39,264,771
	Housing – 2.3%

	Kansas City Industrial Development Authority, Multifamily Housing, Grand Boulevard, Series A (GNMA)
1,290	5.300%, 11/20/2049	1,268,663

	Missouri Housing Development Commission, Homeownership Loan Program

	Missouri Housing Development Commission, Homeownership Loan Program, Series A1 (AMT) (FHLMC) (FNMA) (GNMA)
380	5.300%, 03/01/2039	362,436

	Missouri Housing Development Commission, Homeownership Loan Program, Series B (AMT) (FNMA) (GNMA)
485	4.800%, 09/01/2031	449,246

	Missouri Housing Development Commission, Homeownership Loan Program, Series C1 (AMT) (FNMA) (GNMA)
245	5.000%, 09/01/2037	226,427

	Riverside Industrial Development Authority, Riverside Horizons Project, Series A (ACA)
1,400	5.000%, 05/01/2027	1,308,818
3,800	Total Housing	3,615,590

44	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Lease Revenue – 16.1%

	Cape Girardeau County, Jackson School District #R-2 (NATL)
$1,000	5.250%, 03/01/2026	$1,016,830

	Clay County Public Building Authority, Series A (AGM)
1,720	5.125%, 05/15/2014	1,725,711

	Kansas City Industrial Development Authority, National Security Campus
1,250	4.000%, 09/01/2013	1,261,812
1,115	4.000%, 09/01/2014	1,112,748

	Kansas City Municipal Assistance, Capital Appreciation Leasehold, Series B-1 (AMBAC)
2,000	0.000%, 04/15/2027	761,740

	Kansas City Special Facilities, MCI Overhaul Base Project, Series G (Pre-refunded 09/01/2015 @ 100) (AMT)
4,000	4.750%, 09/01/2028	4,413,880

	Missouri Board of Public Buildings, Special Obligation, Series A
1,000	5.000%, 10/15/2027	1,019,300

	Missouri Board of Public Buildings, State Office Building Special Obligation, Series A
5,000	5.125%, 05/01/2026	5,011,550

	Missouri Board of Public Buildings, State Office Building Special Obligation, Series A (NATL)
3,000	5.000%, 05/01/2024	3,008,310

	Missouri Development Finance Board, Infrastructure Facilities, Branson, Series A
1,000	5.000%, 12/01/2017	1,022,560
750	5.375%, 12/01/2022	757,830

	Missouri Development Finance Board, Infrastructure Facilities, Independence Water System Improvement, Series C
500	5.750%, 11/01/2029	505,280

	Platte County School District #R-3 (MDDP)
200	5.000%, 03/01/2028	201,504

	Springfield Public Building, Capital Improvement Program (AMBAC)
2,000	5.000%, 03/01/2024	2,067,320

	St. Louis Municipal Finance Leasehold, Convention Center Capital Improvement Series A, Zero Coupon Bond (AGC)
1,000	0.000%, 07/15/2026	386,240
1,000	0.000%, 07/15/2027	357,250
1,000	0.000%, 07/15/2028	329,810
1,000	0.000%, 07/15/2029	300,670
28,535	Total Lease Revenue	25,260,345
	Miscellaneous – 2.2%

	Kennett Industrial Development Authority, Manac Trailers USA Inc Project (AMT)
1,500	4.250%, 03/01/2022	1,194,600
500	4.250%, 03/01/2024	377,275

	Missouri Development Finance Board, Infrastructure Facilities, Eastland Center Project, Series A
1,010	4.250%, 04/01/2015	1,063,682

	Sugar Creek Industrial Development, Lafarge North America, Series A (AMT)
1,000	5.650%, 06/01/2037	838,900
4,010	Total Miscellaneous	3,474,457
	Revolving Funds – 1.3%

	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A
1,000	5.750%, 01/01/2029	1,105,740

	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B
110	5.250%, 01/01/2015	110,411

	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C
410	4.750%, 07/01/2023	428,393
470	5.000%, 07/01/2023	473,976
1,990	Total Revolving Funds	2,118,520

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Missouri Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Tax Revenue – 11.2%

	Columbia Special Obligation, Electric Utility Improvement, Series A
$400	5.000%, 10/01/2021	$432,200
445	5.000%, 10/01/2023	472,683
500	5.125%, 10/01/2030	512,910

	Fenton Tax Increment, Gravois Bluffs Redevelopment Project
1,000	5.000%, 04/01/2014	1,052,510

	Harrisonville Towne Center Project
340	4.375%, 11/01/2017	347,446
715	4.500%, 11/01/2022	702,688

	Howard Bend Levee District (SGI)
1,745	5.500%, 03/01/2026	1,723,955

	Jackson County Special Obligation, Harry S. Truman Sports Complex (AMBAC)
3,000	5.000%, 12/01/2028	2,982,390

	Kansas City Tax Increment Financing Commission, Maincor Project, Series A
500	5.250%, 03/01/2018	471,435

	Missouri Development Finance Board, Independence Centerpoint Project, Series E
1,000	5.125%, 04/01/2025	999,500

	Missouri Development Finance Board, Independence Crackerneck Creek Project, Series B
1,000	5.000%, 03/01/2025	964,010

	Monarch-Chesterfield Levee District
1,000	3.000%, 03/01/2018	986,990

	Osage Beach Tax Increment, Prewitt’s Point Project
1,455	5.000%, 05/01/2023	1,157,293

	Puerto Rico Sales Tax Financing Corporation, Series A
500	6.000%, 08/01/2042	491,630

	Puerto Rico Sales Tax Financing Corporation, Series C
1,530	6.000%, 08/01/2039	1,507,708
1,000	5.250%, 08/01/2041	884,340

	Raytown Live Redevelopment Plan, Project #1
1,000	5.125%, 12/01/2031	915,870

	Riverside Tax Increment, L-385 Levee Project
1,000	5.250%, 05/01/2020	1,012,400
18,130	Total Tax Revenue	17,617,958
	Transportation – 2.0%

	Puerto Rico Commonwealth Highway & Transportation Authority Series K
1,000	5.000%, 07/01/2017	1,010,400

	St. Louis, Lambert-St. Louis International Airport Series A-1
2,000	6.125%, 07/01/2024	2,080,320
3,000	Total Transportation	3,090,720
	Utilities – 13.4%

	Carroll County Public Water Supply, District #I
500	6.000%, 03/01/2039	508,245

	Jefferson County Public Water Supply, District #C-1
745	4.125%, 12/01/2024	727,977
500	4.250%, 12/01/2025	487,705

	Kansas City Sanitary Sewer System, Series A
2,000	5.250%, 01/01/2034	2,025,220

	Kansas City Water, Series A
500	5.250%, 12/01/2032	519,780

	Metropolitan St. Louis Sewer District, Wastewater System, Series A
500	5.750%, 05/01/2038	523,975

46	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Utilities (continued)

	Missouri Development Finance Board, Independence Water System Improvements (AMBAC)
$1,000	5.000%, 11/01/2024	$999,960

	Missouri Environmental Improvement & Energy Resources Authority, Tri-County Water Authority Project
140	4.000%, 04/01/2018	149,931
2,105	4.000%, 04/01/2022	2,156,215

	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C (Pre-refunded 07/01/2011 @ 100)
4,685	5.000%, 07/01/2023 ¯	4,739,955

	Missouri Joint Municipal Electric Utility Commission, Power Project, Iatan 2 Project, Series A
2,000	6.000%, 01/01/2039	2,018,260

	Missouri Joint Municipal Electric Utility Commission, Power Project, Iatan 2 Project, Series A (AMBAC)
1,000	5.000%, 01/01/2028	975,550

	Missouri Joint Municipal Electric Utility Commission, Power Project, Plum Point Project (NATL)
1,500	5.000%, 01/01/2016	1,594,890

	North Central Regional Water Commission, Waterworks Systems
2,070	5.000%, 01/01/2037	1,677,507

	Puerto Rico Electric Power Authority, Series WW
1,000	5.250%, 07/01/2025	957,810

	St. Joseph Industrial Development Authority, Sewer System Improvements Project
500	4.750%, 04/01/2020	514,450
390	4.750%, 04/01/2021	397,956
21,135	Total Utilities	20,975,386
$164,740	Total Long-term Investments (cost $158,015,735)	154,841,029

Shares	Description ▲	Value
	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Fund – 0.9%

1,446,645	First American Tax Free Obligations Fund, Class Z, 0.000% Ω	1,446,645
	Total Short-Term Investments (cost $1,446,645)	1,446,645
	Total Investments (cost $159,462,380) – 99.6%	156,287,674
	Other Assets Less Liabilities – 0.4%	680,228
	Net Assets – 100.0%	$156,967,902

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Missouri Tax Free Fund (continued)

March 31, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$154,841,029	$—	$154,841,029
Short-Term Investments	1,446,645	—	—	1,446,645
Total	$1,446,645	$154,841,029	$—	$156,287,674

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31 2011, the cost of investments was $159,462,380.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$2,686,082
Depreciation	(5,860,788)
Net unrealized appreciation (depreciation) of investments	$(3,174,706)

▲	All percentages shown in the Portfolio of Investments are based on net assets.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2011.

(ETM)	Escrowed to maturity.

48	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund

(formerly known as First American Nebraska Tax Free Fund)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	MUNICIPAL BONDS – 97.1%

	Continuing Care Retirement Communities – 4.8%

	Colorado Health Facilities Authority, Christian Living Communities Project, Series A
$100	5.750%, 01/01/2026	$88,059

	Illinois Finance Authority, Franciscan Communities, Series A
275	5.500%, 05/15/2037	198,715

	Illinois Finance Authority, Three Crowns Park Plaza, Series A
200	5.875%, 02/15/2026	182,490

	Lancaster County Hospital Authority #1, Immanuel Obligation Group
1,000	5.625%, 01/01/2040	962,050

	South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
600	5.000%, 09/01/2025	566,778
2,175	Total Continuing Care Retirement Communities	1,998,092
	Education – 19.5%

	Colorado Educational & Cultural Facilities Authority, Charter School
990	5.625%, 05/01/2040	888,050

	Douglas County Educational Facilities, Creighton University, Series A
1,000	5.500%, 07/01/2030	959,790

	Missouri Health & Educational Facilities Authority, Washington University, Series A
500	5.375%, 03/15/2039	518,315

	Nebraska Educational Finance Authority (RAAI)
605	5.000%, 04/01/2017	609,162

	Nebraska Educational Finance Authority, Concordia University Project
500	5.000%, 10/01/2037	377,790

	Nebraska Utility Corporation, University of Nebraska, Lincoln Project (Pre-refunded 01/01/2012 @ 100)
1,045	5.250%, 01/01/2015 ¯	1,083,310

	University of Nebraska Facilities Corporation, Medical Center Research Project
500	5.000%, 02/15/2015	516,805

	University of Nebraska, Lincoln Memorial Stadium, Series A
500	5.000%, 11/01/2015	542,300

	University of Nebraska, Lincoln Student Fees
750	5.000%, 07/01/2022	781,882

	University of Nebraska, Omaha Health & Recreation Project
1,000	5.000%, 05/15/2033	1,002,320

	University of Nebraska, Omaha Student Facilities Project
350	5.000%, 05/15/2032	351,995

	University of Nebraska, Omaha Student Housing Project
500	5.000%, 05/15/2023	526,485
8,240	Total Education	8,158,204
	General Obligations – 25.6%

	Brown County
200	4.350%, 06/15/2026	197,970
400	4.700%, 12/15/2026	399,532

	Buffalo County (AGC)
195	6.000%, 12/15/2028	204,953

	Douglas County School District #10, Elkhorn Public Schools
500	6.000%, 06/15/2028	517,505

	Douglas County School District #17, Millard Public Schools
1,000	4.000%, 06/15/2017	1,046,910

	Douglas County School District #54, Ralston Public Schools (Pre-refunded 08/15/2011 @ 100) (AGM)
845	5.000%, 12/15/2016 ¯	859,762

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	General Obligations (continued)

	La Vista
$345	4.800%, 12/15/2026	$345,000

	Lancaster County School District #1, Lincoln Public Schools
1,500	5.000%, 01/15/2015	1,692,870

	Lincoln Stormwater
615	4.500%, 06/01/2030	616,802

	Lincoln-Lancaster County Public Building Commission, Tax Supported Lease Rental
750	4.500%, 10/15/2026	739,268

	Madison County School District #2, Norfolk Public Schools (NATL)
1,000	5.000%, 12/15/2025	1,025,440

	Omaha
450	5.750%, 10/15/2028	500,499

	Omaha-Douglas Public Building Commission (Pre-refunded 05/01/2011 @ 100)
500	4.900%, 05/01/2016 ¯	501,915
300	5.100%, 05/01/2020 ¯	301,197

	Puerto Rico Commonwealth, Series C-7 (NATL)
250	6.000%, 07/01/2027	252,897

	Puerto Rico Commonwealth, Public Improvement, Series A
375	5.250%, 07/01/2026	352,826

	Saunders County (AGM)
650	5.000%, 11/01/2030	650,598

	Scotts Bluff County
500	4.550%, 01/15/2026	500,415
10,375	Total General Obligations	10,706,359
	Health Care – 15.1%

	Colorado Health Facilities Authority, Evangelical Lutheran, Series B, Mandatory Put 12/01/2014 @ 100
250	5.000%, 06/01/2039	261,525

	Douglas County Hospital Authority #2, Boy’s Town Project
1,000	4.750%, 09/01/2028	973,380

	Douglas County Hospital Authority #2, Children’s Hospital
1,000	6.000%, 08/15/2028	1,026,500

	Douglas County Hospital Authority #3, Methodist Health
1,000	5.500%, 11/01/2038	914,130

	Halifax, Florida Hospital Medical Center, Series A
600	5.000%, 06/01/2038	505,236

	Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A
600	5.250%, 02/15/2030	538,908

	Lancaster County Hospital Authority #1, BryanLGH Medical Center Project, Series A (Pre-refunded 06/01/2011 @ 100) (AMBAC)
500	5.000%, 06/01/2019 ¯	503,695

	Madison County Hospital Authority #1, Faith Regional Health Services Project (Pre-refunded 01/01/2012 @ 100) (RAAI)
500	5.500%, 07/01/2021 ¯	518,225

	Nebraska Investment Finance Authority, Great Plains Regional Medical Center Project (RAAI)
250	5.200%, 11/15/2016	254,773
805	5.300%, 11/15/2017	818,202
6,505	Total Health Care	6,314,574
	Housing – 1.3%

	Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments (GNMA)
535	5.150%, 11/20/2022	536,755
	Miscellaneous – 2.1%

	Forsyth, Montana, Pollution Control, Northwestern Corporation (AMBAC)
585	4.650%, 08/01/2023	592,710

50	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Miscellaneous (continued)

	Washington County Wastewater Facilities, Cargill Incorporated Project (AMT)
$300	5.900%, 11/01/2027	$303,411
885	Total Miscellaneous	896,121
	Recreational Facility Authority – 1.6%

	Douglas County Zoo Facility, Omaha’s Henry Doorly Zoo Project
665	4.750%, 09/01/2024	666,682
	Revolving Funds – 1.4%

	Nebraska Investment Finance Authority, Drinking Water, Series A
580	5.150%, 01/01/2016	584,536
	Tax Revenue – 2.8%

	Omaha Special Tax
650	5.250%, 10/15/2028	673,296

	Omaha Special Tax, Series A
500	5.125%, 02/01/2032	500,945
1,150	Total Tax Revenue	1,174,241
	Utilities – 22.9%

	Arkansas River Power Authority
1,000	6.125%, 10/01/2040	971,470

	Central Plains Energy Project, Nebraska Gas Project #1, Series A
750	5.250%, 12/01/2021	717,577

	Grand Island Electric System (NATL)
750	5.125%, 08/15/2016	757,343

	Hastings Electric System (AGM)
250	5.000%, 01/01/2015	250,830

	Lincoln Electric System
250	5.000%, 09/01/2026	251,515

	Municipal Energy Agency of Nebraska, Power Supply System, Series A (BHAC)
150	5.375%, 04/01/2039	151,896

	Nebraska Public Power District, Series B
500	5.000%, 01/01/2033	500,245

	Nebraska Public Power District, Series B (AGM)
200	5.000%, 01/01/2020	216,466

	Omaha Public Power District, Electric System, Series A
1,000	5.500%, 02/01/2033	1,044,440
1,200	5.500%, 02/01/2035	1,243,416

	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A
500	6.000%, 07/01/2038	467,305

	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGC)
500	5.000%, 07/01/2025	502,680

	Puerto Rico Electric Power Authority, Series WW
1,000	5.250%, 07/01/2025	957,810

	Southern Nebraska Public Power District, Electric System
1,500	5.250%, 12/15/2028	1,573,470
9,550	Total Utilities	9,606,463
$40,660	Total Long-Term Investments (cost $40,479,495)	40,642,027

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund (continued)

March 31, 2011

Shares	Description ▲	Value

	SHORT-TERM INVESTMENT – 3.0%

	Money Market Fund – 3.0%

1,245,420	First American Tax Free Obligations Fund, Class Z, 0.000% Ω	$1,245,420
	Total Short-Term Investments (cost $1,245,420)	1,245,420
	Total Investments (cost $41,724,915) – 100.1%	41,887,447
	Other Assets Less Liabilities – (0.1)%	(47,003)
	Net Assets – 100.0%	$41,840,444

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$40,642,027	$—	$40,642,027
Short-Term Investments	1,245,420	—	—	1,245,420
Total	$1,245,420	$40,642,027	$—	$41,887,447

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31 2011, the cost of investments was $41,968,336.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$932,538
Depreciation	(1,013,427)
Net unrealized appreciation (depreciation) of investments	$(80,889)

▲	All percentages shown in the Portfolio of Investments are based on net assets.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2011.

52	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Ohio Tax Free Bond Fund

(formerly known as First American Ohio Tax Free Fund)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	MUNICIPAL BONDS – 98.7%

	Certificates of Participation – 1.9%

	Mahoning County Career & Technical Center, Series B
$475	4.750%, 12/01/2036	$442,961

	Mayfield County School District, Middle School Project, Series B
435	0.000%, 09/01/2027	172,621
855	0.000%, 09/01/2028	314,794
1,765	Total Certificates of Participation	930,376
	Continuing Care Retirement Communities – 2.1%

	Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A
800	5.000%, 07/01/2026	703,592

	Hamilton County Health Care, Life Enriching Communities Project, Series A
400	5.000%, 01/01/2027	345,616
1,200	Total Continuing Care Retirement Communities	1,049,208
	Education – 17.9%

	Bowling Green Student Housing, State University Project
500	5.750%, 06/01/2031	454,490

	Cincinnati Port Development Authority, Economic Development Authority, Sisters of Mercy
250	5.000%, 10/01/2025	235,595

	Ohio Higher Educational Facilities, Baldwin-Wallace College Project
750	5.000%, 12/01/2013	806,925

	Ohio Higher Educational Facilities, College of Wooster Project
400	5.000%, 09/01/2020	414,280

	Ohio Higher Educational Facilities, John Carroll University Project
1,000	5.000%, 04/01/2019	1,050,460

	Ohio Higher Educational Facilities, Mount Union College Project
1,000	5.000%, 10/01/2031	957,940

	Ohio Higher Educational Facilities, Ohio Northern University Project
1,000	5.000%, 05/01/2026	928,800

	Ohio Higher Educational Facilities, Otterbein College Project, Series A
500	5.500%, 12/01/2028	510,930

	Ohio Higher Educational Facilities, University of Dayton Project
645	5.375%, 12/01/2029	653,643

	Ohio Higher Educational Facilities, Wittenburg University 2005 Project
505	5.000%, 12/01/2024	455,692

	Ohio Higher Educational Facilities, Xavier University Project
1,500	5.000%, 05/01/2040	1,332,255

	University of Cincinnati, Series A (Pre-refunded 06/01/2011 @ 101) (FGIC) (NATL)
1,000	5.500%, 06/01/2014 ¯	1,018,650
9,050	Total Education	8,819,660
	General Obligations – 26.8%

	Cincinnati, Series A
150	4.500%, 12/01/2029	148,683

	Cincinnati City School District, Classroom Construction & Improvement (FGIC) (NATL)
535	5.250%, 12/01/2019	602,571
380	5.250%, 12/01/2027	408,508

	Cincinnati City School District, School Improvement
300	5.250%, 06/01/2021	334,941

	Columbus City School District, School Facilities Construction & Improvement, Series B
1,320	5.000%, 12/01/2027	1,361,117

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Ohio Tax Free Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	General Obligations (continued)

	Cuyahoga Falls, Various Purpose
$750	4.250%, 12/01/2034	$702,068

	Dayton City School District, School Facilities Construction & Improvement, Series D (FGIC) (NATL)
500	5.000%, 12/01/2011	514,985

	Franklin County
690	4.500%, 12/01/2027	695,099

	Gahanna (NATL)
400	5.000%, 12/01/2027	409,304

	Greene County, General Infrastructure (AMBAC)
1,000	5.250%, 12/01/2026	1,041,550

	Highland School District (OSDCEP)
100	0.000%, 12/01/2022	58,066

	Highland School District, School Facilities Construction & Improvement (OSDCEP)
1,000	5.375%, 12/01/2033	1,036,450

	Ohio Common Schools Series A (Pre-refunded 03/15/2012 @ 100)
1,000	5.125%, 09/15/2022 ¯	1,045,110

	Ohio State Infrastructure Improvement, Series A
1,000	5.500%, 02/01/2020	1,151,690

	Ohio State Parks & Recreational Facilities, Series II-A (AGM)
1,000	5.250%, 02/01/2020	1,070,060

	Puerto Rico Commonwealth, Government Development, Series B
260	5.000%, 12/01/2014	276,216

	Sidney City School District (FGIC) (NATL)
755	4.375%, 12/01/2027	722,188

	Solon Rebuilding & Improvement
1,000	5.000%, 12/01/2021	1,053,710

	St. Marys City School District, Construction & Improvement (AGM) (OSDCEP)
600	5.000%, 12/01/2028	604,272
12,740	Total General Obligations	13,236,588
	Health Care – 23.7%

	Allen County Hospital Facilities, Catholic Healthcare, Series A
250	5.000%, 06/01/2038	212,540
100	5.250%, 06/01/2038	88,300

	Allen County Hospital Facilities, Catholic Healthcare, Series B
500	4.125%, 09/01/2020	500,180

	Butler County Hospital Facilities, UC Health
750	5.500%, 11/01/2022	724,005

	Fairfield County Hospital Facilities, Fairfield Medical Center Project (RAAI)
345	5.000%, 06/15/2022	329,879

	Franklin County Health Care Facilities, Ohio Presbyterian Services, Series A
500	5.625%, 07/01/2026	478,260

	Franklin County Hospital Improvement, Nationwide Children’s Hospital Project
750	5.000%, 11/01/2034	683,235

	Franklin County Hospital Improvement, Nationwide Children’s Hospital Project, Series A
365	4.750%, 11/01/2023	363,277

	Franklin County, Trinity Health, Series C
500	4.500%, 12/01/2037	411,705

	Lake County Hospital Facilities, Lake Hospital System, Series C
750	5.625%, 08/15/2029	704,603

	Lorain County Hospital, Catholic Healthcare
350	5.500%, 10/01/2017	369,226

54	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Health Care (continued)

	Lucas County Hospital, Promedica Healthcare, Series A
$575	6.000%, 11/15/2041	$565,455

	Lucas County Hospital, Promedica Healthcare, Series D
400	5.000%, 11/15/2038	351,692

	Miami County Hospital Facilities, Refunding & Improvement, Upper Valley Medical Center
500	5.250%, 05/15/2026	480,105

	Montgomery County, Catholic Health Initiatives, Series A
750	5.000%, 05/01/2039	689,618

	Montgomery County, Catholic Health Initiatives, Series D
100	6.250%, 10/01/2033	104,372

	Montgomery County, Healthcare & Multi-Family Housing Revenue, St. Leonard
500	6.625%, 04/01/2040	454,000

	Ohio Higher Educational Facilities, University Hospitals Health System, Series 2009A
500	6.750%, 01/15/2039	509,435

	Ohio Hospital Facilities, Cleveland Clinic, Series A
1,990	5.500%, 01/01/2039	1,970,238

	Richland County Hospital Facilities, Medcentral Health System Obligated Group
535	5.250%, 11/15/2036	475,770

	Ross County Hospital, Adena Health Systems
500	5.500%, 12/01/2028	485,125

	Scioto County Hospital Revenue, Southern Ohio Medical Center
800	5.750%, 02/15/2038	761,144
12,310	Total Health Care	11,712,164
	Housing – 3.9%

	Ohio Housing Finance Agency, Residential Mortgage Backed Securities

	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series C, (FHLMC) (FNMA) (GNMA)
905	5.200%, 09/01/2029	905,733

	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series E, (AMT) (FNMA) (GNMA)
440	4.850%, 09/01/2026	426,646

	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series F, (FHLMC) (FNMA) (GNMA)
600	5.450%, 09/01/2033	605,820
1,945	Total Housing	1,938,199
	Lease Revenue – 4.4%

	Cleveland-Cuyahoga County Port Authority, Rita Project (RAAI)
750	5.000%, 11/15/2019	756,630

	Riversouth Authority, Lazarus Building Redevelopment, Series A
400	5.750%, 12/01/2027	346,620

	Riversouth Authority, Riverfront Area Redevelopment, Series A
1,000	5.250%, 12/01/2017	1,086,850
2,150	Total Lease Revenue	2,190,100
	Revolving Funds – 2.1%

	Ohio Water Development Authority, Water Pollution Control (Pre-refunded 06/01/2012 @ 100)
1,000	5.050%, 12/01/2021¯	1,053,650
	Tax Revenue – 1.2%

	Buckeye Tobacco Settlement, Series A-2
200	5.875%, 06/01/2030	144,086

	Puerto Rico Sales Tax Financing, Series A
500	5.375%, 08/01/2039	452,600
700	Total Tax Revenue	596,686

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Ohio Tax Free Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Transportation – 2.0%

	Columbus Regional Airport Authority (NATL)
$1,000	5.000%, 01/01/2028	$995,430
	Utilities – 12.7%

	American Municipal Power, Prairie State Energy Campus Project, Series A
1,000	5.000%, 02/15/2031	971,730

	Hamilton County Sewer System, Metropolitan Sewer District, Series A, (NATL)
930	5.000%, 12/01/2026	959,072

	Hamilton Electric, Series A (AGM)
1,000	4.300%, 10/15/2016	1,083,370

	Montgomery County Water, Greater Moraine Beaver (AMBAC)
1,000	5.375%, 11/15/2016	1,028,500

	Northeast Ohio Regional Sewer District, Wastewater Revenue (NATL)
700	4.500%, 11/15/2037	609,756

	Ohio Air Quality Development Authority, Firstenergy Generation, Series A
500	5.700%, 08/01/2020	512,685

	Ohio Air Quality Development Authority, Pollution Control, Nuclear Generation Series A, Mandatory Put 07/01/2015 @ 100 (AGM)
500	3.375%, 07/01/2033	496,365

	Ohio Water Development Authority, Water Quality, Series A
200	5.000%, 06/01/2030	206,086

	Puerto Rico Electric Power Authority, Series WW
400	5.375%, 07/01/2023	401,752
6,230	Total Utilities	6,269,316
$50,090	Total Long-Term Investments (cost $49,503,235)	48,791,377

Shares	Description ▲	Value
	SHORT-TERM INVESTMENTS – 0.3%

	Money Market Fund – 0.3%

133,647	First American Tax Free Obligations Fund, Class Z, 0.000% Ω	133,647
	Total Short-Term Investments (cost $133,647)	133,647
	Total Investments (cost $49,636,882) – 99.0%	48,925,024
	Other Assets Less Liabilities – 1.0%	474,144
	Net Assets – 100.0%	$49,399,168

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

56	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$48,791,377	$—	$48,791,377
Short-Term Investments	133,647	—	—	133,647
Total	$133,647	$48,791,377	$—	$48,925,024

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31 2011, the cost of investments was $49,730,442.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$850,395
Depreciation	(1,655,813)
Net unrealized appreciation (depreciation) of investments	$(805,418)

▲	All percentages shown in the Portfolio of Investments are based on net assets.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2011.

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund

(formerly known as First American Oregon Tax Free Fund)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	MUNICIPAL BONDS – 98.4%

	Certificates of Participation – 2.5%

	Oregon Department of Administrative Services, Series A
$1,500	4.700%, 05/01/2025	$1,512,090

	Oregon Department of Administrative Services, Series A (FGIC) (NATL)
1,060	5.000%, 11/01/2018	1,156,025

	Oregon Department of Administrative Services, Series C
1,055	5.000%, 11/01/2025	1,090,047
3,615	Total Certificates of Participation	3,758,162
	Continuing Care Retirement Communities – 3.0%

	Clackamas County Hospital Facility Authority, Robison Jewish Home
1,000	5.125%, 10/01/2024	834,870

	Illinois Finance Authority, Franciscan Communities, Series A
1,000	5.500%, 05/15/2027	783,980

	Multnomah County Hospital Facilities Authority, Terwilliger Plaza Project
1,900	6.500%, 12/01/2029	1,905,054

	Multnomah County Hospital Facilities Authority, Terwilliger Plaza Project, Series A
1,000	5.250%, 12/01/2026	932,110
4,900	Total Continuing Care Retirement Communities	4,456,014
	Education – 9.3%

	Forest Grove Campus Improvement, Pacific University Project
250	5.750%, 05/01/2024	253,502

	Forest Grove Campus Improvement, Pacific University Project, Series A (RAAI)
2,350	5.000%, 05/01/2022	2,322,364

	Oregon Facilities Authority, Concordia University Projects, Series A
1,140	6.125%, 09/01/2030	1,106,587

	Oregon Facilities Authority, Lewis & Clark College Project, Series A
625	4.000%, 10/01/2017	653,012
500	5.250%, 10/01/2024	515,890

	Oregon Facilities Authority, Linfield College Project, Series A
1,000	5.000%, 10/01/2025	994,900

	Oregon Facilities Authority, LTD College Project, Series A
500	4.750%, 10/01/2028	471,610

	Oregon Facilities Authority, Reed College Project, Series A
1,000	5.000%, 07/01/2029	1,038,190

	Oregon Facilities Authority, University of Portland Projects, Series A
1,000	4.250%, 04/01/2014	1,050,130
250	5.000%, 04/01/2017	269,575
2,000	4.500%, 04/01/2021	1,995,220

	Oregon Facilities Authority, Willamette University Projects, Series A
1,085	4.300%, 10/01/2021	1,071,470
950	4.000%, 10/01/2024	890,416

	Oregon Health & Science University, Series A (NATL)
1,000	5.250%, 07/01/2022	1,015,440
13,650	Total Education	13,648,306
	General Obligations – 47.4%

	Blue Mountain Hospital District
605	4.250%, 02/01/2019	613,065
655	4.500%, 02/01/2020	666,050
255	5.000%, 02/01/2021	264,511

58	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	General Obligations (continued)

	Central Oregon Community College District (SBG)
$1,000	4.000%, 06/15/2019	$1,071,770
800	4.500%, 06/15/2020	879,376

	Chemeketa Community College District (SBG)
1,000	5.500%, 06/15/2024	1,097,360

	Chemeketa Community College District (ETM) (FGIC)
2,170	5.500%, 06/01/2013	2,394,400

	Clackamas Community College District (NATL)
1,145	5.000%, 05/01/2019	1,238,386

	Clackamas County School District #115, Series B (NATL) (SBG)
1,975	4.500%, 06/15/2021	2,062,789

	Clackamas County School District #12, North Clackamas, Deferred Interest, Series B, Convertible CABs, (AGM) (SBG), 0.000% through 06/15/2011, thereafter
685	5.000%, 06/15/2019	739,410

	Clackamas County School District #12, North Clackamas, Deferred Interest, Series B, Convertible CABs, (AGM) (SBG), 0.000% through 06/15/2011, thereafter
3,135	5.000%, 06/15/2022	3,296,452

	Clackamas County School District #12, North Clackamas, Deferred Interest, Series B, Convertible CABs, (AGM) (SBG), 0.000% through 06/15/2011, thereafter
3,665	5.000%, 06/15/2027	3,882,958

	Clackamas County School District #46, Oregon Trail, Series A (SBG)
1,000	5.000%, 06/15/2024	1,059,260

	Clackamas County School District #7J, Lake Oswego (AGM)
200	5.250%, 06/01/2025	224,426

	Clackamas County School District #86, Canby (AGM) (SBG)
1,000	5.000%, 06/15/2018	1,091,490
1,305	5.000%, 06/15/2021	1,377,310

	Deschutes & Jefferson Counties School District #2-J, Redmond, Series A (FGIC) (NATL) (SBG)
1,250	5.000%, 06/15/2013	1,360,387

	Deschutes & Jefferson Counties School District #2-J, Redmond, Series B (SBG)
3,030	0.000%, 06/15/2022	1,823,787

	Deschutes County (AGM)
1,755	5.000%, 12/01/2014	1,872,866

	Hood River County School District (Pre-refunded 06/15/2011 @ 100) (SBG)
1,030	5.250%, 06/15/2016 ¯	1,040,465

	Jackson County School District #549C, Medford (SBG)
2,000	5.000%, 06/15/2012	2,106,860

	Josephine County Unit School District, Three Rivers (FGIC) (NATL) (SBG)
1,000	5.000%, 12/15/2019	1,133,100

	Linn County Community School District #9, Lebanon (Pre-refunded 06/15/2013 @ 100) (FGIC) (SBG)
1,000	5.550%, 06/15/2021 ¯	1,106,510

	Marion & Clackamas Counties School District #4J, Silver Falls (NATL) (SBG)
1,305	4.500%, 06/15/2022	1,351,262

	McMinnville School District #40 (AGM)
1,000	5.500%, 06/15/2013	1,101,400

	Metro National Areas
1,000	5.250%, 09/01/2014	1,023,920
1,635	5.000%, 06/01/2020	1,811,188

	Multnomah-Clackamas Counties School District #10JT, Gresham-Barlow (AGM) (SBG)
1,000	5.250%, 06/15/2017	1,162,120

	Multnomah-Clackamas Counties School District #28JT (AMBAC) (SBG)
1,000	0.000%, 06/01/2016	811,170

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	General Obligations (continued)

	North Lincoln Fire & Rescue District #1 (AGM)
$125	4.250%, 02/01/2018	$134,117

	Oregon Department of Administrative Services, Oregon Opportunity
1,500	5.000%, 12/01/2020	1,696,680

	Oregon, Alternate Energy, Series B (AMT)
540	5.000%, 01/01/2020	568,901
535	5.000%, 01/01/2021	558,037
100	5.000%, 01/01/2023	101,147

	Pacific City Joint Water Sanitation Authority
455	4.650%, 07/01/2022	445,604

	Puerto Rico Commonwealth, Government Development, Series B
1,000	5.000%, 12/01/2014	1,062,370

	Puerto Rico Public Buildings Authority, Series J, Mandatory Put 07/01/2012 @ 100 (AMBAC) (COMGTY)
1,000	5.000%, 07/01/2036	1,019,980

	Redmond, Terminal Expansion Project
240	4.000%, 06/01/2021	236,772
200	4.250%, 06/01/2023	194,412
200	4.375%, 06/01/2024	194,868
500	4.625%, 06/01/2029	469,515

	Salem-Keizer School District #24J (AGM) (SBG)
1,150	5.000%, 06/15/2014	1,283,573

	Salem-Keizer School District #24J, Series B, Deferred Interest (SBG)
635	0.000%, 06/15/2022	385,578

	Sandy
190	4.000%, 06/01/2015	202,886
150	4.000%, 06/01/2016	158,396
210	4.000%, 06/01/2017	219,494
240	4.000%, 06/01/2018	248,530
100	4.000%, 06/01/2019	102,527

	The Dalles
130	4.000%, 06/01/2017	138,889
140	4.000%, 06/01/2018	148,056
75	4.000%, 06/01/2019	77,674

	Tualatin Hills Park & Recreation District (FGIC) (NATL)
870	5.750%, 03/01/2013	951,536

	Umatilla County School District #16R, Pendleton (FGIC) (NATL)
1,540	5.250%, 07/01/2014	1,702,362

	Wasco County School District #12 (AGM) (SBG)
1,080	5.500%, 06/15/2014	1,225,260

	Washington & Clackamas Counties School District #23J, Tigard (FGIC) (NATL)
1,000	5.500%, 06/01/2013	1,098,350

	Washington & Clackamas Counties School District #23J, Tigard
1,030	0.000%, 06/15/2014	957,200

	Washington County
1,525	5.000%, 06/01/2022	1,642,547

	Washington County School District #48J, Beaverton, Series A (AGM)
1,600	5.000%, 06/01/2014	1,788,448
1,500	5.000%, 06/01/2016	1,658,010

	Washington, Multnomah & Yamhill Counties School District #1J
1,000	5.000%, 11/01/2014	1,125,340

	Washington, Multnomah & Yamhill Counties School District #1J, Hillsboro (NATL)
2,490	5.000%, 06/15/2019	2,754,214

60	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	General Obligations (continued)

	West Vy Fire District
$120	2.000%, 02/01/2012	$120,308
120	3.000%, 02/01/2013	122,020
125	3.000%, 02/01/2014	126,916
125	3.000%, 02/01/2015	125,931
130	3.500%, 02/01/2016	131,648
135	4.000%, 02/01/2017	138,148
140	4.000%, 02/01/2018	141,463
145	4.000%, 02/01/2019	142,609

	Yamhill County School District #29J, Newberg (FGIC) (NATL) (SBG)
1,260	5.250%, 06/15/2015	1,424,896
1,835	5.250%, 06/15/2016	2,093,093

	Yamhill County School District #40, McMinnville (AGM) (SBG)
1,005	5.000%, 06/15/2023	1,068,315
66,790	Total General Obligations	69,850,668
	Health Care – 12.7%

	Clackamas County Hospital Facility Authority, Legacy Health System, Series A
1,000	5.000%, 07/15/2021	1,032,810

	Clackamas County Hospital Facility Authority, Willamette Falls Hospital Project (RAAI)
1,200	5.500%, 04/01/2022	1,200,060

	Deschutes County Facilities Authority, Cascade Healthcare Community
1,500	7.375%, 01/01/2023	1,741,050

	Deschutes County Facilities Authority, Cascade Healthcare Community, Series B (AMBAC)
250	5.000%, 01/01/2016	262,690

	Klamath Falls Community Hospital Authority, Merle West Medical Center Project (AGC)
960	4.750%, 09/01/2020	952,992

	Medford Hospital Facilities Authority, Asante Health System (AGM)
1,900	5.500%, 08/15/2028	1,967,393

	Multnomah County Hospital Facilities Authority, Adventist Health System/West, Series A
440	4.500%, 09/01/2021	442,130
1,875	5.000%, 09/01/2021	1,949,344

	Multnomah County Hospital Facilities Authority, Providence Health System
1,000	5.250%, 10/01/2022	1,052,070

	Oregon Facilities Authority, Legacy Health System, Series A
2,000	4.250%, 03/15/2017	2,036,640
1,000	4.750%, 03/15/2024	970,780

	Oregon Facilities Authority, Peacehealth, Series A
1,000	5.000%, 11/01/2020	1,072,760

	Oregon Facilities Authority, Samaritan Health Services, Series A
1,250	5.000%, 10/01/2019	1,305,687
500	5.000%, 10/01/2024	497,090

	Salem Hospital Facility Authority, Series A
1,500	5.750%, 08/15/2023	1,585,605

	Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A
690	5.000%, 03/01/2012	715,558
18,065	Total Health Care	18,784,659
	Housing – 2.3%

	Oregon Housing & Community Services, Multifamily Housing, Series A (AMT)
750	4.000%, 07/01/2019	729,390
500	4.250%, 07/01/2021	483,015

	Oregon Housing & Community Services, Single Family Mortgage Program, Series A
235	4.050%, 01/01/2018	238,170

	Oregon Housing & Community Services, Single Family Mortgage Program, Series D
1,230	4.750%, 07/01/2022	1,260,602

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Housing (continued)

	Portland Housing Authority, Yards Union Station Project (AMT)
$705	4.750%, 05/01/2022	$700,770
3,420	Total Housing	3,411,947
	Lease Revenue – 0.7%

	Puerto Rico Public Buildings Authority, Government Facilities Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
1,000	5.500%, 07/01/2035	1,041,170
	Recreational Facility Authority – 0.7%

	Portland Urban Renewal & Redevelopment, Convention Center, Series A (AMBAC)
1,000	5.750%, 06/15/2015	1,004,010
	Tax Revenue – 7.2%

	Keizer Assessment, Keizer Station Area A Local Improvement District
905	5.200%, 06/01/2031	886,122

	Medford Urban Renewal Agency
1,010	4.500%, 06/01/2013	1,063,096

	Oregon Department of Administrative Services Lottery, Series A (AGM)
1,050	5.000%, 04/01/2012	1,053,801

	Portland Economic Development, Broadway Project, Series A
880	5.125%, 04/01/2016	977,662
1,355	6.250%, 04/01/2023	1,500,324

	Portland Urban Renewal & Redevelopment, North MacAdam, Series B
2,655	5.000%, 06/15/2024	2,682,532

	Portland Urban Renewal & Redevelopment, South Park Blocks, Series B
2,030	5.000%, 06/15/2021	2,099,426

	Seaside Urban Renewal Agency, Greater Seaside Urban Renewal
280	4.750%, 06/01/2015	289,699
10,165	Total Tax Revenue	10,552,662
	Transportation – 3.0%

	Oregon Department of Transportation, Highway User Tax, Series A
1,000	5.000%, 11/15/2021	1,103,800
700	5.000%, 11/15/2024	726,558

	Oregon Department of Transportation, Highway User Tax, Series A (Pre-refunded 11/15/2012 @ 100)
1,000	5.500%, 11/15/2016 ¯	1,079,740

	Portland International Airport (AMT)
1,000	5.000%, 07/01/2017	1,080,640

	Portland International Airport, Series B (AMT)
250	5.000%, 07/01/2018	267,125

	Redmond Airport
215	5.500%, 06/01/2024	209,872
4,165	Total Transportation	4,467,735
	Utilities – 9.6%

	Lane County Metropolitan Wastewater Management
1,500	5.000%, 11/01/2022	1,596,030

	Lane County Metropolitan Wastewater Management (FGIC) (NATL)
820	5.000%, 11/01/2021	865,051

	Lebanon Wastewater Revenue (AGM)
165	4.000%, 03/01/2017	177,037
435	4.000%, 03/01/2018	463,323

	Portland Sewer System, First Lien, Series A
1,000	4.750%, 06/15/2024	1,042,420

	Portland Sewer System, Second Lien, Series B (NATL)
1,175	5.000%, 06/15/2023	1,239,367

62	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Utilities (continued)

	Portland Water System, Series A
$2,000	5.000%, 05/01/2015	$2,275,120

	Portland Water System, Second Lien, Series A (NATL)
500	4.375%, 10/01/2024	504,920

	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGC)
1,500	5.000%, 07/01/2025	1,508,040

	Puerto Rico Electric Power Authority, Series WW
800	5.375%, 07/01/2023	803,504

	Redmond Water Revenue
450	4.500%, 06/01/2025	460,161

	The Dalles Water Revenue (AMBAC)
325	4.250%, 06/01/2020	338,036

	Washington County Clean Water Services (FGIC) (NATL)
1,790	5.125%, 10/01/2014	1,823,974

	Washington County Clean Water Services (NATL)
1,000	5.000%, 10/01/2014	1,126,010
13,460	Total Utilities	14,222,993
$140,230	Total Long-Term Investments (cost $141,955,034)	145,198,326

Shares	Description ▲	Value
	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Fund – 0.9%

1,251,843	First American Tax Free Obligations Fund, Class Z, 0.000% Ω	1,251,843
	Total Short-Term Investments (cost $1,251,843)	1,251,843
	Total Investments (cost $143,206,877) – 99.3%	146,450,169
	Other Assets Less Liabilities – 0.7%	1,098,608
	Net Assets – 100.0%	$147,548,777

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$145,198,326	$—	$145,198,326
Short-Term Investments	1,251,843	—	—	1,251,843
Total	$1,251,843	$145,198,326	$—	$146,450,169

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

March 31, 2011

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31 2011, the cost of investments was $143,568,015.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$4,628,486
Depreciation	(1,746,332)
Net unrealized appreciation (depreciation) of investments	$2,882,154

▲	All percentages shown in the Portfolio of Investments are based on net assets.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Convertible Capital Appreciation Bonds (Convertible CABs) initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2011.

64	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Short Tax Free Fund

(formerly known as First American Short Tax Free Fund)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	MUNICIPAL BONDS – 75.7%

	Alaska – 0.7%

	Alaska Railroad Corporation, Capital Grant Receipts (FGIC) (NATL)
$1,825	5.000%, 08/01/2012	$1,911,049
	Arizona – 3.7%

	Glendale Individual Development Authority, Midwestern University
1,545	5.000%, 05/15/2019	1,650,075

	Maricopa County Hospital, Sun Health Corporation Escrowed to Maturity
3,815	5.000%, 04/01/2011 §	3,815,000

	Phoenix Civic Improvement, Series A
5,000	5.000%, 07/01/2017	5,371,300
10,360	Total Arizona	10,836,375
	Arkansas – 1.0%

	North Little Rock Health Facilities Board, Baptist Health, Series B
2,750	5.375%, 12/01/2019	2,922,893
	California – 4.0%

	California Economic Recovery, Series A
3,000	5.000%, 07/01/2020	3,257,160

	California Statewide Communities Development Authority, Health Facility, Adventist Health, Series A
2,500	5.000%, 03/01/2016	2,628,950

	Long Beach Community College, Series A
3,750	9.850%, 01/15/2013	4,301,288

	Northern California Power Agency, Series A
500	5.000%, 07/01/2016	556,955

	Union City Community Redevelopment Agency, Community Redevelopment
985	5.000%, 12/01/2018	943,758
10,735	Total California	11,688,111
	Colorado – 3.3%

	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A
3,345	5.000%, 07/01/2015	3,705,691

	Colorado Health Facilities Authority, Evangelical Lutheran, Series B Mandatory Put 12/01/2014 @ 100
2,400	5.000%, 06/01/2039	2,510,640

	Colorado Health Facilities Authority, North Colorado Medical Center Project, Series A (AGM)
1,010	5.000%, 05/15/2013	1,072,974

	Colorado Health Facilities Authority, Yampa Valley Medical Center Project
1,000	5.000%, 09/15/2013	1,041,160

	Denver City & County Airport System, Series A
1,110	5.000%, 11/15/2017	1,223,120
8,865	Total Colorado	9,553,585
	District of Columbia – 1.3%

	District of Columbia, Georgetown University, Series A
1,700	5.000%, 04/01/2014	1,830,067

	Metropolitan Washington D.C. Airport Authority, Series B (AMT)
1,775	5.000%, 10/01/2011	1,813,340
3,475	Total District of Columbia	3,643,407
	Florida – 7.4%

	Florida Department of Environmental Protection Preservation, Florida Forever, Series B (NATL)
10,000	5.000%, 07/01/2011	10,112,800

	Florida Hurricane Catastrophe Fund Financial Corporation, Series A
4,000	5.250%, 07/01/2012	4,197,800

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen Short Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Florida (continued)

	Highlands County Health Facilities Authority, Adventist Health
$1,000	5.000%, 11/15/2015	$1,104,000
2,000	5.000%, 11/15/2016	2,208,740

	Miami-Dade County Health Facilities Authority, Miami Children’s Hospital Series A-1 Mandatory Put 08/01/2011 @ 100 (NATL)
1,000	4.125%, 08/01/2046	1,010,870

	South Miami Health Facilities Authority, Baptist Health South Florida Group
2,000	5.000%, 08/15/2012	2,092,680

	Tallahassee Energy Systems (NATL)
1,000	5.000%, 10/01/2012	1,051,260
21,000	Total Florida	21,778,150
	Georgia – 1.1%

	DeKalb County Hospital Authority, DeKalb Medical Center Project
3,200	4.000%, 09/01/2015	3,172,192
	Hawaii – 0.5%

	Hawaii Department of Budget & Finance, Special Purpose, Series C1
1,500	7.500%, 11/15/2015	1,515,495
	Illinois – 3.2%

	Illinois Finance Authority, Art Institute of Chicago, Series A
4,000	5.000%, 03/01/2015	4,312,800

	Illinois Finance Authority, Clare at Water Tower, Series A-1 Mandatory Put 08/01/2011 @ 100 (NATL)
700	5.100%, 05/15/2014	315,000

	Illinois Finance Authority, Clare at Water Tower, Series B
300	0.000%, 05/15/2050	2,100

	Illinois Finance Authority, Illinois Institute of Technology
500	6.250%, 02/01/2019	422,310

	Illinois Finance Authority, Landing at Plymouth Place Project, Series A
500	5.000%, 05/15/2011	500,000

	Illinois Finance Authority, Rush University Medical Center, Series A
1,630	5.000%, 11/01/2013	1,709,674
1,105	5.000%, 11/01/2014	1,165,786

	Williamson & Johnson Counties Community Unit School District 2
395	5.750%, 12/01/2014	427,252
450	5.750%, 12/01/2015	485,478
9,580	Total Illinois	9,340,400
	Indiana – 1.3%

	Anderson Economic Development, Anderson University Project
990	5.000%, 10/01/2012	1,000,108

	Crown Point, Temps-Wittenberg Village Project, Series C-2
1,800	6.500%, 11/15/2013	1,781,964

	Indiana Health & Educational Facilities, Financing Authority, Baptist Homes of Indiana
1,000	5.000%, 11/15/2013	1,042,790
3,790	Total Indiana	3,824,862
	Iowa – 2.6%

	Iowa Finance Authority, Genesis Health Systems
1,150	5.000%, 07/01/2016	1,243,472
2,285	5.000%, 07/01/2020	2,382,821

	Iowa Higher Education, Private College Facility, Grinnell (ETM)
4,000	2.100%, 12/01/2011	4,045,000
7,435	Total Iowa	7,671,293

66	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Kansas – 2.0%

	Olathe Health Facilities, Olathe Medical Center
$1,150	4.000%, 09/01/2012	$1,185,247

	Olathe Health Facilities, Olathe Medical Center, Series A Mandatory Put 03/01/2013 @ 100
1,350	4.125%, 09/01/2037	1,372,410

	Wichita Hospital Improvement, Series III A
1,000	5.000%, 11/15/2014	1,084,880
1,000	5.000%, 11/15/2016	1,078,990

	Wichita Hospital, Christi Health System
1,000	5.000%, 11/15/2015	1,092,150
5,500	Total Kansas	5,813,677
	Massachusetts – 1.9%

	Massachusetts Development Finance Agency, Senior Living Facility, Groves-Lincoln, Series B2
905	6.250%, 06/01/2014	885,036

	Massachusetts Educational Financing Authority, Issue I, Series B, (AMT)
2,350	4.500%, 01/01/2016	2,396,177

	Massachusetts Health & Educational Facilities Authority, Northeastern University
	Series T-1, Mandatory Put 02/16/2012 @ 100
2,000	4.125%, 10/01/2037	2,063,560

	Massachusetts Health & Educational Facilities Authority, Springfield College
325	4.000%, 10/15/2013	335,540
5,580	Total Massachusetts	5,680,313
	Michigan – 2.7%

	Michigan Hospital Finance Authority, Ascension Health Senior Credit Group, Series B
2,030	5.000%, 11/15/2016	2,248,509

	Walled Lake Consolidated School District
4,455	2.000%, 05/01/2013	4,464,400

	Warren School District, School Improvement (FGIC) (NATL)
1,200	5.000%, 05/01/2012	1,248,924
7,685	Total Michigan	7,961,833
	Minnesota – 6.0%

	Bemidji Temporary Sales Tax
3,000	4.500%, 02/01/2012	3,000,000

	Minneapolis & St. Paul Housing & Redevelopment Authority, Healthpartners Obligation Group Project
1,000	5.250%, 12/01/2012	1,043,710

	Minneapolis & St. Paul Metropolitan Apartments, Series B, (AMT)
2,500	5.000%, 01/01/2015	2,726,050

	Minneapolis, National Marrow Donor Program
2,500	5.000%, 08/01/2017	2,647,125

	Minnesota Agricultural & Economic Development Board, Health Care Facilities, Essentia, Series C-1, (AGC)
1,335	5.000%, 02/15/2015	1,453,027

	Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
910	5.500%, 05/01/2016	939,220
1,065	5.500%, 05/01/2017	1,092,030

	Minnesota Higher Education Facilities Authority, Hamline University, Series 7-K1
500	3.000%, 10/01/2013	507,845

	St. Cloud Health Care Facilities, CentraCare Health System, Series A
1,000	5.000%, 05/01/2015	1,084,190

	St. Paul Housing & Redevelopment Authority, Gillette Children’s Specialty
1,000	3.000%, 02/01/2012	1,013,270

	St. Cloud Independent School District #742, Aid Anticipation Certificates
2,000	1.500%, 08/19/2011	2,007,780
16,810	Total Minnesota	17,514,247

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen Short Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Mississippi – 2.0%

	Mississippi, Series B-1 (AGC)
$3,235	4.000%, 07/01/2015	$3,436,799

	Mississippi Hospital Equipment & Facilities Authority, North Mississippi Health Services, Series 1
2,250	5.000%, 10/01/2017	2,499,930
5,485	Total Mississippi	5,936,729
	Missouri – 2.9%

	Kirkwood Industrial Development Authority, Aberdeen Heights, Series C-3
3,000	6.500%, 05/15/2015	2,983,500

	Missouri Finance Board, Infrastructure Facilities, Water Systems, Series E
2,020	4.000%, 11/01/2016	2,074,257

	Missouri Health & Educational Facilities Authority, Rockhurst University, Series A
460	3.000%, 10/01/2012	464,043
475	3.000%, 10/01/2013	477,394

	Missouri Health & Educational Facilities Authority, Webster University
2,000	5.250%, 04/01/2021	2,001,360

	Osage Beach Tax Increment, Prewitt’s Point Project
465	4.625%, 05/01/2011	464,982
8,420	Total Missouri	8,465,536
	Montana – 1.0%

	Montana Finance Authority, Series B
2,740	5.000%, 01/01/2019	3,034,386
	Nebraska – 0.1%

	Central Plains Energy Project, Nebraska Gas Project #1, Series A
250	5.250%, 12/01/2021	239,192
	New Hampshire – 0.9%

	New Hampshire Health & Education Facilities Authority, Concord Hospital, Series D2
2,585	5.000%, 05/01/2011	2,591,488
	New Jersey – 2.2%

	New Jersey Transportation Trust Fund, Series D
6,000	5.000%, 12/15/2018	6,320,100
	New Mexico – 0.7%

	New Mexico Educational Assistance Foundation, Series C (AMT)
2,000	3.900%, 09/01/2014	2,085,980
	New York – 1.2%

	New York, Series A
3,435	5.000%, 08/01/2011	3,487,418
	North Dakota – 1.6%

	Fargo Health Systems, Sanford Health
1,600	4.000%, 11/01/2012	1,655,600
3,040	3.500%, 11/01/2016	3,026,198
4,640	Total North Dakota	4,681,798
	Ohio – 0.3%

	Ohio Air Quality Development Authority, Ohio Power Company Series A Mandatory Put 06/02/2014 @ 100
1,000	3.250%, 06/01/2041	1,008,080
	Oklahoma – 1.1%

	Cleveland County Public Facilities Authority, Norman Public Schools Project
2,000	3.500%, 06/01/2012	2,057,080

	Tulsa County Individual Educational Facilities Authority, Jenks Public School
1,125	5.000%, 09/01/2014	1,255,207
3,125	Total Oklahoma	3,312,287

68	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Oregon – 1.1%

	Medford Hospital Facilities Authority, Asante Health System (AGM)
$2,840	5.000%, 08/15/2015	$3,140,955
	Pennsylvania – 1.3%

	Allegheny County Airport Authority, Pittsburgh International Airport, Series A (AGM) (AMT)
1,000	5.000%, 01/01/2016	1,045,890

	Union County Hospital Authority, Evangelical Community Hospital
1,385	4.000%, 08/01/2015	1,385,762
1,440	4.250%, 08/01/2016	1,434,902
3,825	Total Pennsylvania	3,866,554
	South Carolina – 2.2%

	Georgetown County Pollution Control Facilities, International Paper Company Project, Series A
1,500	5.125%, 02/01/2012	1,534,980

	Richland County Environmental Improvement, Series A
1,000	4.600%, 09/01/2012	1,032,140

	Scago Public Facilities Corporation, Lancaster County Project (AGC)
3,315	3.500%, 12/01/2011	3,371,620

	South Carolina Jobs-Economic Development Authority, Palmetto Health
500	5.000%, 08/01/2015	522,620
6,315	Total South Carolina	6,461,360
	South Dakota – 0.5%

	South Dakota Health & Educational Facilities Authority, Sanford Health
1,305	4.500%, 11/01/2015	1,398,621
	Tennessee – 1.5%

	Memphis-Shelby County Airport Authority, Series B (AMT)
1,000	5.000%, 07/01/2016	1,065,880

	Memphis-Shelby County Sports Authority, Memphis Arena Project, Series B
1,270	5.500%, 11/01/2020	1,376,566

	Metropolitan Nashville Airport Authority, Series A
1,800	5.000%, 07/01/2016	1,986,462
4,070	Total Tennessee	4,428,908
	Texas – 5.0%

	Dallas Fort Worth International Airport, Series A
1,000	5.000%, 11/01/2021	1,030,530

	Harrison County Health Facilities, Good Shepherd Health Systems
1,000	4.000%, 07/01/2015	984,970

	Lower Colorado River Authority (AMBAC)
2,615	5.000%, 05/15/2012	2,741,331

	Lower Colorado River Authority (AMBAC) (ETM)
70	5.000%, 05/15/2012	73,153

	Tarrant County Cultural Education Facilities, CC Young Memorial Home, Series B-2
2,000	6.500%, 02/15/2014	1,921,660

	Tarrant County Cultural Education Facilities, Finance Corporation, Retirement Facility, Hendrick Medical Center, Series A (AGC)
1,425	4.000%, 09/01/2015	1,487,287
1,070	4.000%, 09/01/2016	1,107,386
1,355	4.375%, 09/01/2018	1,378,577

	Tarrant County Cultural Education Facilities, Finance Corporation, Retirement Facility, Mirador Project, Series B-2
2,000	6.250%, 11/15/2014	1,950,360

	Tarrant County Cultural Education Facilities, Finance Corporation, Retirement Facility, Stayton at Museum Way, Series C-2
2,000	6.500%, 11/15/2014	1,965,780
14,535	Total Texas	14,641,034

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen Short Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Virgin Islands – 0.4%

	Virgin Islands Public Finance Authority, Series B
$1,000	5.000%, 10/01/2019	$1,051,000
	Virginia – 4.7%

	Virginia Housing Development Authority, Commonwealth Mortgage, Series D1 (AMT)
7,000	4.300%, 01/01/2014	7,225,120

	Virginia Public Building Authority, Series A
6,000	5.000%, 08/01/2014	6,487,680
13,000	Total Virginia	13,712,800
	Washington – 1.2%

	Port Seattle, Series C (AMT)
1,000	5.000%, 02/01/2016	1,076,070

	Washington Health Care Facilities Authority, Central Washington Health Services
1,225	5.000%, 07/01/2013	1,274,343
1,150	5.000%, 07/01/2014	1,201,417
3,375	Total Washington	3,551,830
	Wisconsin – 0.7%

	Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Series A
1,000	5.000%, 04/15/2016	1,042,010

	Wisconsin Health & Educational Facilities Authority, St. John’s Communities
1,000	5.400%, 09/15/2014	970,600
2,000	Total Wisconsin	2,012,610
	Wyoming – 0.4%

	Natrona County Hospitals, Wyoming Medical Center
200	4.000%, 09/15/2014	205,728
530	4.000%, 09/15/2015	538,931
300	4.000%, 09/15/2016	300,828
1,030	Total Wyoming	1,045,487
$213,065	Total Long-Term Investments (cost $219,000,621)	221,302,035

Principal (000) / Shares	Description ▲	Value
	SHORT-TERM INVESTMENTS – 23.2%

	Money Market Fund – 4.0%

11,722,453	First American Tax Free Obligations Fund, Class Z, 0.000% Ω	11,722,453
	Municipal Bonds – 19.2% ❖

	California Financial Authority, Goodwill Industries - Orange County
$5,385	0.290%, 10/01/2033	5,385,000

	Cleveland-Cuyahoga County Port Authority, Carnegie/89th Garage Project
7,610	0.220%, 01/01/2037	7,610,000

	Cohasset Power & Light Company Project, Series A
5,420	0.260%, 06/01/2020	5,420,000

	Colorado Educational & Cultural Facilities Authority, Denver Seminary Project
2,465	0.340%, 07/01/2034	2,465,000

	Glendale Individual Development Authority, Senior Living Facilities, Friendship Retirement Corporation
5,500	0.340%, 01/01/2027	5,500,000

	Indiana Health Facilities, Financing Authority, Anthony Wayne Rehabilitation Center
2,270	0.340%, 02/01/2031	2,270,000

	Lake Oswego Redevelopment Agency Tax Increment, Series A
2,265	0.340%, 06/01/2020	2,265,000

70	Nuveen Investments

Principal (000) / Shares	Description ▲	Value

	Municipal Bonds (continued)

	Massachusetts Health & Educational Facilities Authority, Dana Farber Cancer Institute, Series L1
$3,000	0.240%, 12/01/2046	$3,000,000

	Milwaukee Redevelopment Authority, Yankee Hill Apartments
1,100	0.240%, 09/01/2025	1,100,000

	New York City Transitional Finance Authority, Pierpont Morgan Library
4,500	0.210%, 02/01/2034	4,500,000

	Philadelphia Gas Works, Series C
2	0.220%, 08/01/2031	2,000,000

	Robbinsdale, North Memorial, Series A-3
1	0.220%, 05/01/2033	1,000,000

	South Fulton Municipal Regional Water & Sewer Authority
6,900	0.240%, 01/01/2033	6,900,000

	Washington Health Care Facilities Authority, Southwest Washington Medical Center, Series B
6,755	0.250%, 09/01/2034	6,755,000
$53,173	Total Municipal Bonds	56,170,000
	Total Short-Term Investments (cost $67,892,453)	67,892,453
	Total Investments (cost $286,893,074) – 98.9%	289,194,488
	Other Assets Less Liabilities – 1.1%	3,363,784
	Net Assets – 100.0%	$292,558,272

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$221,302,035	$—	$221,302,035
Short-Term Investments	11,722,453	56,170,000	—	67,892,453
Total	$11,722,453	$277,472,035	$—	$289,194,488

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen Short Tax Free Fund (continued)

March 31, 2011

At March 31 2011, the cost of investments was $287,078,760.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$4,116,874
Depreciation	(2,001,146)
Net unrealized appreciation (depreciation) of investments	$2,115,728

▲	All percentages shown in the Portfolio of Investments are based on net assets.

During July 2010, the original issure for this security (1,000,000 par, 5.50% coupon and May 15, 2011 maturity) was restructured into tow new securities. The first security, which is 70% of the original issue, has a 700,000 par, 5.5% coupon and May 15, 2014 maturity. The second security, which is the remaining 30% of the issue, has a 300,000 par, 0.0% coupon and May 15, 2050 maturity. At the end of the reporting period, the Adviser continues to accure interest on the 700,000 par security.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2011.

❖	Variable rate demand notes are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of March 31, 2011.

72	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tax Free Fund

(formerly known as First American Tax Free Fund)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	MUNICIPAL BONDS – 98.5%

	Alabama – 0.1%

	Camden Industrial Development Board, Weyerhaeuser Company Project, Series B (Pre-refunded 12/01/2013 @ 100) (AMT)
$350	6.375%, 12/01/2024 ¯	$399,476
	Alaska – 1.1%

	Alaska International Airports, Series A (AMT)
5,000	5.000%, 10/01/2027	4,705,300
	Arizona – 8.8%

	Arizona Health Facilities Authority, Blood Systems
300	4.750%, 04/01/2025	285,402

	Arizona Health Facilities Authority, The Terraces Project, Series A (Pre-refunded 11/15/2013 @ 101)
3,055	7.500%, 11/15/2023 ¯	3,530,633

	Arizona School Facilities Board
500	5.250%, 09/01/2023	504,775

	Arizona State University Nanotechnology Project, Series A (AGC)
200	5.000%, 03/01/2034	193,890

	Chandler
500	4.375%, 07/01/2028	491,935

	Cottonwood Water, Senior Lien (SGI)
250	5.000%, 07/01/2017	266,112

	Gila County Unified School District #10, Payson School Improvement Project of 2006, Series A (AMBAC)
6,630	5.250%, 07/01/2022	6,881,343

	Gilbert Public Facilities Municipal Property
500	5.500%, 07/01/2027	521,150

	Glendale Industrial Development Authority
200	4.625%, 12/01/2027	165,812

	Glendale Industrial Development Authority, John C. Lincoln Health Network
100	5.000%, 12/01/2032	83,600

	Glendale Industrial Development Authority, Midwestern University
500	5.000%, 05/15/2031	459,505

	Greater Arizona Development Authority, Infrastructure, Series B
750	5.250%, 08/01/2026	753,128

	Greater Arizona Development Authority, Infrastructure, Pinal County Road Project, Series 1 (NATL)
750	4.500%, 08/01/2025	710,438

	Greenlee County School District #18, Morenci School Improvement
165	5.000%, 07/01/2012	170,495

	Marana Municipal Property, Series A
250	5.000%, 07/01/2028	249,122

	Maricopa County Hospital, Sun Health Corporation (Pre-refunded 04/01/2024 @ 100)
200	5.000%, 04/01/2025 ¯	212,908

	Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A
500	5.375%, 07/01/2023	503,580
3,600	5.250%, 07/01/2032	3,285,828

	Maricopa County Industrial Development Authority, Senior Living Healthcare, Immanuel Care, Series A (GNMA)
750	4.850%, 08/20/2026	734,047
500	5.000%, 08/20/2035	454,770

	Northern Arizona University, Research Projects (AMBAC)
140	5.000%, 09/01/2023	138,807

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Arizona (continued)

	Peoria Improvement District #0601
$465	4.250%, 01/01/2022	$470,492

	Peoria Municipal Development Authority
310	5.000%, 07/01/2015	348,781

	Phoenix Civic Improvement, Junior Lien, Series A
4,000	5.000%, 07/01/2031	3,861,400

	Pima County Unified School District #1, Tucson School Improvement Project of 2004, Series C (FGIC) (NATL)
730	5.000%, 07/01/2027	735,008

	Pima County Unified School District #1, Tucson School Improvement Project of 2004, Series C (Pre-refunded 07/01/2017 @ 100) (FGIC) (NATL)
270	5.000%, 07/01/2027 ¯	316,664

	Pinal County
400	5.000%, 12/01/2014	431,128

	Pinal County Unified School District #1, Florence School Improvement Project of 2006, Series A (FGIC) (NATL)
1,000	5.000%, 07/01/2027	1,009,540

	Pinal County Industrial Development Authority, Correctional Facilities Contract, Florence West Prison Project, Series A (ACA)
250	5.000%, 10/01/2016	251,552

	Queen Creek Improvement District #001
300	5.000%, 01/01/2020	300,186

	Scottsdale Industrial Development Authority, Scottsdale Healthcare, Series A
1,000	5.000%, 09/01/2022	994,540

	Scottsdale Municipal Property Corporation, Excise Tax, Series C, Convertible CABs (AMBAC)
500	0.000% through 07/01/2013, thereafter 4.550%, 07/01/2021	465,715

	Scottsdale Municipal Property Corporation, Excise Tax, Water and Sewer Development Project, Series A
4,300	5.000%, 07/01/2021	4,650,966

	Tempe Industrial Development Authority, Friendship Village Project, Series A
1,178	5.375%, 12/01/2013	1,119,182

	Tucson
250	5.500%, 07/01/2018	285,383

	University Medical Center Corporation
215	5.000%, 07/01/2016	221,955
450	5.000%, 07/01/2024	423,734

	Yavapai County Industrial Development Authority, Waste Management Incorporated Project, Series A1 (AMT)
400	4.900%, 03/01/2028	363,512

	Yavapai County Industrial Development Authority, Yavapai Regional Medical Center, Series A
100	6.000%, 08/01/2033	95,498

	Yavapai County Industrial Development Authority, Yavapai Regional Medical Center, Series A (RAAI)
375	5.250%, 08/01/2021	366,214

	Yuma Improvement District #68
365	4.700%, 01/01/2021	346,119
37,198	Total Arizona	37,654,849
	California – 7.8%

	California Department of Water Resources, Central Valley Project, Series AE
2,000	5.000%, 12/01/2021	2,182,920

	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project, Series C (AMT) (GTY)
5,000	5.125%, 11/01/2023	4,947,250

74	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	California (continued)

	California Statewide Communities Development Authority, St. Joseph, Series B (FGIC)
$1,050	5.450%, 07/01/2026	$1,023,918

	California Statewide Communities Development Authority, St. Joseph, Series C (FGIC)
1,050	5.450%, 07/01/2026	1,023,918

	Davis Redevelopment Agency, Davis Redevelopment Project, Series A
400	7.000%, 12/01/2036	400,244

	Loma Linda University Medical Center, Series A
1,500	8.250%, 12/01/2038	1,599,945

	Lynwood Redevelopment Agency, Project Area A, Series A
500	7.000%, 09/01/2031	498,880

	San Francisco City & County Airports, International Airport, Series A
4,000	4.900%, 05/01/2029	3,878,480

	Santee Community Development, Santee Community Redevelopment Project, Series A
440	7.000%, 08/01/2031	443,045

	Southern California Public Power Authority, Transmission Project, Series A
4,000	5.000%, 07/01/2020	4,310,640

	Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
1,000	5.000%, 12/01/2022	830,300

	Poway Unified School District, Election of 2008, District 2007-1-A, Zero Coupon Bond
3,775	0.000%, 08/01/2023	1,770,324

	Rialto Unified School District, Election of 2010, Qualified School Construction, Series B
15,000	5.280%, 08/01/2025	5,002,650

	Temecula Redevelopment Agency, Housing Redevelopment Project #1, Series A
500	6.750%, 08/01/2031	489,135

	Victor Valley Joint Union High School District, Election of 2008, Series A, Convertible CABs (AGC)
5,000	0.000% through 08/01/2019, thereafter 5.750%, 08/01/2031	2,775,450

	Westminster School District, Series A1, Zero Coupon Bond (AGC)
2,485	0.000%, 08/01/2026	908,665
1,405	0.000%, 08/01/2028	436,449
2,920	0.000%, 08/01/2029	841,894
52,025	Total California	33,364,107
	Colorado – 3.7%

	Colorado Health Facilities Authority, Covenant Retirement Communities, Series B
1,150	6.125%, 12/01/2033	1,074,606

	Colorado Health Facilities Authority, Evangelical Lutheran
2,500	5.900%, 10/01/2027	2,502,825
2,000	5.000%, 06/01/2029	1,796,720

	Colorado Health Facilities Authority, Sisters of Charity of Leavenworth, Series B
5,000	5.250%, 01/01/2025	5,080,250

	Colorado Housing & Finance Authority, Solid Waste Disposal, Waste Management Incorporated Project (AMT)
1,590	5.700%, 07/01/2018	1,682,602

	Denver City & County Airport System, Series A
3,500	5.000%, 11/15/2021	3,708,215
15,740	Total Colorado	15,845,218
	Delaware – 1.3%

	Delaware Transportation Authority, Transportation System
5,000	5.000%, 07/01/2019	5,708,550
	Florida – 2.4%

	Halifax Hospital Medical Center, Series A
375	5.000%, 06/01/2038	315,773

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Florida (continued)

	Palm Beach County Health Facilities Authority, Retirement Community, Acts Retirement Life, Series A
$10,000	4.500%, 11/15/2036	$7,274,300

	Palm Beach County School Board (FGIC) (NATL)
2,415	5.000%, 08/01/2018	2,572,313
12,790	Total Florida	10,162,386
	Georgia – 3.6%

	DeKalb County Hospital Authority, DeKalb Medical Center Incorporated Project
4,000	6.000%, 09/01/2030	3,793,560

	Fulton County Development Authority, Georgia Tech Athletic Association
5,000	5.750%, 10/01/2041	4,880,650

	Fulton County Development Authority, Maxon Atlantic Station, Series A, Mandatory Put 03/01/2015 @ 100 (AMT)
2,300	5.125%, 03/01/2026	2,229,551

	Fulton County Residential Care Facilities, Canterbury Court Project, Series A
1,500	6.125%, 02/15/2026	1,314,645
2,500	6.125%, 02/15/2034	2,084,325

	Georgia Municipal Electric Authority Power, Series BB (IBC) (NATL)
1,000	5.250%, 01/01/2025	1,029,720
16,300	Total Georgia	15,332,451
	Hawaii – 1.1%

	Hawaii Department of Budget & Finance, Special Purpose, 15 Craigside Project, Series A
1,000	8.750%, 11/15/2029	1,071,890
1,250	9.000%, 11/15/2044	1,346,750

	Hawaii Department of Budget & Finance, Special Purpose, Kahala Nui Project, Series A
2,000	8.000%, 11/15/2033	2,087,140
4,250	Total Hawaii	4,505,780
	Idaho – 0.2%

	Idaho Health Facilities Authority, Trinity Health Group, Series B
750	6.250%, 12/01/2033	788,557
	Illinois – 7.5%

	Chicago Illinois Board of Education, Series C
2,000	5.000%, 12/01/2020	2,026,680

	Illinois Finance Authority, Franciscan Communities, Series A
400	5.500%, 05/15/2037	289,040

	Illinois Finance Authority, Illinois Institute of Technology
3,500	7.125%, 02/01/2034	2,783,795

	Illinois Finance Authority, Landing at Plymouth Place Project, Series A
2,300	6.000%, 05/15/2037	1,800,900

	Illinois Finance Authority, Roosevelt University
2,000	6.250%, 04/01/2029	1,974,500
2,800	5.500%, 04/01/2037	2,441,432

	Illinois Finance Authority, Rush University Medical Center, Obligated Group, Series A
3,680	7.250%, 11/01/2030	3,947,462

	Illinois Finance Authority, Rush University Medical Center, Obligated Group, Series C
1,265	6.625%, 11/01/2039	1,289,845

	Illinois Finance Authority, Silver Cross Hospital & Medical Centers
3,230	5.500%, 08/15/2030	2,720,112
5,000	6.875%, 08/15/2038	4,893,950

	Illinois Finance Authority, Three Crowns Park Plaza, Series A
100	5.875%, 02/15/2026	91,245

	Illinois Health Facilities Authority, Covenant Retirement Communities
4,500	5.875%, 12/01/2031	4,096,710

76	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Illinois (continued)

	Illinois Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI)
$4,000	5.500%, 12/01/2022	$3,873,280
34,775	Total Illinois	32,228,951
	Indiana – 2.5%

	Anderson Economic Development, Anderson University Project
425	5.000%, 10/01/2032	323,519

	Indiana Health & Educational Facilities Financing Authority, Community Foundation
2,830	5.500%, 03/01/2037	2,496,654

	Indiana Health & Educational Facilities Financing Authority, Schneck Memorial Hospital Project, Series A
400	5.250%, 02/15/2030	359,272

	Indiana Municipal Power Agency, Power Supply, Series B (NATL)
1,000	6.000%, 01/01/2012	1,037,940

	Indiana Transportation Finance Authority, Series A (AMBAC)
2,000	5.750%, 06/01/2012	2,066,260

	Portage Economic Development, Ameriplex Project
1,000	5.000%, 07/15/2023	949,680
775	5.000%, 01/15/2027	703,173

	Vigo County Hospital Authority, Union Hospital
3,000	8.000%, 09/01/2041	2,969,280
11,430	Total Indiana	10,905,778
	Iowa – 0.1%

	Muscatine Electric
280	6.700%, 01/01/2013	299,099
	Kansas – 1.6%

	Kansas Department of Transportation, Series B2
500	5.000%, 09/01/2022	548,845

	Kansas Development Finance Authority, Adventist Health System
4,500	5.500%, 11/15/2029	4,649,400

	Olathe Senior Living Facility, Catholic Care Campus, Series A
2,000	6.000%, 11/15/2038	1,652,140
7,000	Total Kansas	6,850,385
	Louisiana – 0.2%

	Jefferson Parish, Home Mortgage Authority (ETM) (FGIC) (FHA) (VA)
1,000	7.100%, 08/01/2011	1,020,930
	Maryland – 1.0%

	Frederick County, Series C
3,685	5.000%, 12/01/2020	4,226,658
	Massachusetts – 2.0%

	Massachusetts Development Finance Agency, Health Care Facility, AdventCare Project, Series A
2,850	6.750%, 10/15/2037	2,425,806

	Massachusetts Development Finance Agency, Senior Living Facility, Groves-Lincoln, Series A
1,000	7.875%, 06/01/2044	973,820

	Massachusetts Development Finance Agency, Senior Living Facility, Groves-Lincoln, Series B2
450	6.250%, 06/01/2014	440,073

	Massachusetts Educational Financing Authority, Issue I, Series B (AMT)
955	5.500%, 01/01/2023	947,580

	Massachusetts Health & Educational Facilities Authority, Suffolk University, Series A
3,000	5.750%, 07/01/2039	2,861,010

	Massachusetts Health & Educational Facilities Authority, UMass Memorial Issue, Series D
1,000	5.000%, 07/01/2033	846,520
9,255	Total Massachusetts	8,494,809

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Michigan – 2.7%

	Kalamazoo Hospital Finance Authority, Bronson Methodist Hospital, Series A (AGM)
$7,665	5.000%, 05/15/2026	$7,381,088

	Michigan Hospital Finance Authority, McLaren Health Care, Series A
1,000	5.250%, 05/15/2018	1,067,820

	Royal Oak Hospital Finance Authority, William Beaumont Hospital
3,000	8.000%, 09/01/2029	3,341,430
11,665	Total Michigan	11,790,338
	Minnesota – 4.5%

	Cuyuna Range Hospital District
1,000	5.200%, 06/01/2025	898,690

	Minneapolis Health Care System, Fairview Health Services, Series A
3,000	6.625%, 11/15/2028	3,194,160

	Minneapolis, Mozaic Parking Project, Series A
1,000	8.500%, 01/01/2041	998,700

	Minnesota Agricultural & Economic Development Board, Health Care System, Fairview Health Services, Series A
95	6.375%, 11/15/2029	95,246

	Monticello-Big Lake Community Hospital District, Health Care Facilities, Series C
2,995	6.200%, 12/01/2022	2,721,347

	Northern Municipal Power Agency, Series A1
1,000	5.000%, 01/01/2019	1,071,520
5,500	5.000%, 01/01/2020	5,823,180

	Shakopee Health Care Facilities, St. Francis Regional Medical Center
1,000	5.250%, 09/01/2034	893,580

	St. Paul Housing & Redevelopment Hospital Authority, HealthEast Project
2,000	6.000%, 11/15/2025	1,842,600
2,000	6.000%, 11/15/2030	1,721,560
19,590	Total Minnesota	19,260,583
	Missouri – 0.8%

	Bi-State Development Agency, Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project (AGM)
3,185	5.250%, 07/01/2027	3,272,619
	Montana – 1.0%

	Forsyth Pollution Control, Northwestern Corporation (AMBAC)
2,500	4.650%, 08/01/2023	2,532,950

	Montana Facility Finance Authority, Senior Living, St. John’s Lutheran Ministries Project, Series A
2,500	6.125%, 05/15/2036	1,925,675
5,000	Total Montana	4,458,625
	Nebraska – 1.1%

	Nebraska Public Power District, Series B
2,750	5.000%, 01/01/2020	2,958,258

	Washington County Wastewater Facilities, Cargill Incorporated Project (AMT)
1,700	5.900%, 11/01/2027	1,719,329
4,450	Total Nebraska	4,677,587
	Nevada – 1.2%

	Carson City Hospital, Carson-Tahoe Hospital
2,740	5.750%, 09/01/2031	2,452,492

	Carson City Hospital, Carson-Tahoe Hospital (Pre-refunded 09/01/2012 @ 101)
2,260	5.750%, 09/01/2031 ¯	2,438,020

	Clark County Industrial Development, Southwest Gas Corporation Project, Series A (AMT) (FGIC)
80	4.750%, 09/01/2036	64,390
5,080	Total Nevada	4,954,902

78	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	New Hampshire – 0.5%

	New Hampshire Health & Educational Facilities Authority, Covenant Health
$1,250	5.375%, 07/01/2024	$1,230,700

	New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
800	5.875%, 07/01/2034	721,808
2,050	Total New Hampshire	1,952,508
	New York – 0.3%

	Troy Capital Resource, Rensselaer Polytechnic Institute Project, Series B
1,400	5.000%, 09/01/2020	1,503,222
	North Carolina – 1.3%

	North Carolina Medical Care Community Health Care Facilities, 1st Mortgage Presbyterian, Series B
1,500	5.200%, 10/01/2021	1,382,235

	North Carolina, Public Improvement, Series A (Pre-refunded 03/01/2015 @ 100)
3,765	5.000%, 03/01/2021 ¯	4,294,321
5,265	Total North Carolina	5,676,556
	North Dakota – 0.3%

	West Fargo, Series A (AGC)
550	4.000%, 05/01/2017	564,086
540	4.000%, 05/01/2018	550,017
1,090	Total North Dakota	1,114,103
	Ohio – 1.3%

	Lake County Hospital Facilities, Lake Hospital System, Series C
3,250	5.625%, 08/15/2029	3,053,277

	Miami County Hospital Facilities, Refunding & Improvement, Upper Valley Medical Center
1,000	5.250%, 05/15/2026	960,210

	Ohio Higher Educational Facility, Baldwin-Wallace College Project
1,540	5.250%, 12/01/2019	1,627,703
5,790	Total Ohio	5,641,190
	Oregon – 2.5%

	Oregon Facilities Authority, Reed College Project, Series A
3,890	5.125%, 07/01/2041	3,896,769

	Portland Airport, Portland International (AMT)
7,155	5.000%, 07/01/2027	6,802,759
11,045	Total Oregon	10,699,528
	Pennsylvania – 4.1%

	Delaware County Authority College, Neumann College
1,000	6.125%, 10/01/2034	960,950

	Erie County Industrial Development Authority, International Paper Company Project, Series A (AMT)
1,350	5.000%, 11/01/2018	1,330,708

	Pennsylvania Economic Development Authority, Allegheny Energy Supply
5,000	7.000%, 07/15/2039	5,206,300

	Philadelphia Gas Works, Ninth Series
2,000	5.000%, 08/01/2030	1,865,940

	State Public School Building Authority, Delaware County Community College Project (AGM)
1,600	5.000%, 10/01/2024	1,646,608

	Westmoreland County Industrial Development Authority, Redstone Retirement Community, Series A
1,200	5.750%, 01/01/2026	1,022,448

	Pennsylvania, Series A
5,000	5.000%, 05/01/2019	5,700,250
17,150	Total Pennsylvania	17,733,204

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Puerto Rico – 2.3%

	Puerto Rico Electric Power Authority, Series VV (NATL)
$10,000	5.250%, 07/01/2029	$9,374,100

	Puerto Rico Commonwealth, Series A
550	5.000%, 07/01/2027	500,808
10,550	Total Puerto Rico	9,874,908
	South Carolina – 1.1%

	Georgetown County Environmental Improvement, International Paper, Series A (AMT)
700	5.550%, 12/01/2029	665,602

	South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
1,250	6.125%, 08/01/2023	1,261,062

	South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C (Pre-refunded 08/01/2013 @ 100)
135	6.375%, 08/01/2034 ¯	152,117

	South Carolina Infrastructure, Series A
3,000	3.000%, 10/01/2024	2,714,850
5,085	Total South Carolina	4,793,631
	South Dakota – 4.0%

	Rapid City Airport, Series A
1,000	7.000%, 12/01/2035	1,009,550

	Rapid City Airport, Recovery Zone, Series B
2,500	7.000%, 12/01/2030	2,491,725

	Sioux Falls Health Facilities, Dow Rummel Village Project, Series A (Pre-refunded 11/15/2012 @ 100)
2,270	6.625%, 11/15/2023 ¯	2,462,791

	South Dakota Economic Development Finance Authority, Pooled Loan Program – Davis Family, Series 4A (AMT)
1,400	6.000%, 04/01/2029	1,398,474

	South Dakota Economic Development Finance Authority, Pooled Loan Program – Spearfish Forest, Series A (AMT)
2,000	5.875%, 04/01/2028	1,986,200

	South Dakota Health & Educational Facilities Authority, Vocational Education Program (AGC)
6,750	5.500%, 08/01/2038	6,765,593

	South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
1,250	5.000%, 09/01/2031	1,106,600
17,170	Total South Dakota	17,220,933
	Tennessee – 2.2%

	Claiborne County Industrial Development Board, Lincoln Memorial University Project
3,000	6.625%, 10/01/2039	2,947,230

	Johnson City Health & Educational Facilities Board, Mountain States Health, Series A (Pre-refunded 07/01/2012 @ 103)
2,500	7.500%, 07/01/2033 ¯	2,741,950

	Memphis-Shelby County Airport Authority, Series B (AMT)
1,200	5.750%, 07/01/2025	1,202,436

	Shelby County Health, Educational, & Housing Facility Board, Methodist Healthcare (Pre-refunded 09/01/2012 @ 100)
1,125	6.500%, 09/01/2021 ¯	1,218,802

	Shelby County
1,000	5.000%, 04/01/2020	1,122,790
8,825	Total Tennessee	9,233,208
	Texas – 14.2%

	Abilene Health Facilities Development, Sears Methodist Retirement Project
455	5.875%, 11/15/2018	387,182

80	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Texas (continued)

	Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A
$2,280	5.875%, 11/15/2018	$1,940,166

	Brazos County Health Facilities, Franciscan Services Corporation, St. Joseph Regional
3,635	5.000%, 01/01/2023	3,491,054

	Bryan Electric System
3,500	5.000%, 07/01/2019	3,784,095

	Crawford Education Facilities, University of St. Thomas Project
1,300	5.250%, 10/01/2022	1,249,027
1,750	5.375%, 10/01/2027	1,607,253

	Fort Bend Independent School District (ETM) (PSFG)
500	5.000%, 02/15/2014	557,660

	Harris County Health Facilities Development Corporation, Memorial Hermann Healthcare System, Series B
2,000	7.250%, 12/01/2035	2,155,420

	Harrison County Health Facilities, Good Shepherd Health Systems
3,000	5.250%, 07/01/2028	2,558,730

	Humble Independent School District, Series A (AGC)
2,635	5.250%, 02/15/2022	2,899,870

	Klein Independent School District, Series A (PSFG)
2,285	5.000%, 08/01/2023	2,526,456

	Lubbock Educational Facilities Authority, Lubbock Christian University
1,000	5.125%, 11/01/2027	902,020
2,500	5.250%, 11/01/2037	2,106,875

	North Texas Tollway Authority, First Tier, Series E3, Mandatory Put 01/01/2016 @ 100
4,500	5.750%, 01/01/2038	4,980,780

	Port Houston Authority, Harris County, Series D1
2,000	5.000%, 10/01/2030	2,062,560

	Red River Authority Sewer & Solid Waste Disposal, Excel Corporation Project (AMT)
3,775	6.100%, 02/01/2022	3,818,224

	San Antonio Electric & Gas
4,000	5.000%, 02/01/2025	4,236,400

	San Antonio Electric & Gas, Series A
10,000	5.250%, 02/01/2025	10,775,800

	San Marcos Certificates of Obligation (AGM)
1,000	5.000%, 08/15/2025	1,030,960
1,000	5.000%, 08/15/2027	1,019,610

	San Marcos Waterworks & Waste Water Systems (AGM)
1,000	5.000%, 08/15/2026	1,019,610

	Tarrant County Cultural Education Retirement Facility, Northwest Senior Housing, Edgemere Project, Series A
1,600	6.000%, 11/15/2026	1,504,176

	Travis County Health Facilities, Querencia Barton Creek Project
1,300	5.500%, 11/15/2025	1,107,288
4,100	5.650%, 11/15/2035	3,244,125
61,115	Total Texas	60,965,341
	Utah – 1.1%

	Intermountain Power Agency, Utah Power Supply, Series A (AMBAC)
365	6.500%, 07/01/2011	370,486

	Intermountain Power Agency, Utah Power Supply, Series A (ETM) (AMBAC)
635	6.500%, 07/01/2011	644,830

	Utah Charter School Finance, George Washington Academy, Series A
3,520	8.000%, 07/15/2041	3,511,376
4,520	Total Utah	4,526,692

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen Tax Free Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Vermont – 0.4%

	Vermont Economic Development Authority, Wake Robin Corporation Project, Series A
$1,000	5.250%, 05/01/2026	$845,100

	Vermont Educational & Health Buildings, Vermont Law School Project, Series A
1,000	6.250%, 01/01/2033	984,700
2,000	Total Vermont	1,829,800
	Virginia – 0.2%

	Arlington County Industrial Development Authority, Berkeley Apartments (AMT) (FNMA)
1,000	5.850%, 12/01/2020	1,021,090
	Washington – 2.5%

	Energy Northwest Washington Electric, Project 3, Series A
2,500	5.000%, 07/01/2018	2,845,500

	Washington Health Care Facilities Authority, Central Washington Health Services
2,000	6.250%, 07/01/2024	2,060,780
2,000	7.000%, 07/01/2039	2,047,440

	Washington Higher Education Facilities Authority, Whitworth University Project
3,000	5.375%, 10/01/2029	2,817,660

	Washington Public Power Supply System, Nuclear Project #3, Series B
600	7.125%, 07/01/2016	742,038
10,100	Total Washington	10,513,418
	Wisconsin – 2.3%

	Oneida Tribe of Indians, Retail Sales Revenue
2,500	6.500%, 02/01/2031	2,554,325

	Wisconsin Health & Educational Facilities Authority, Beaver Dam Community Hospitals, Series A
2,000	6.750%, 08/15/2034	1,893,320

	Wisconsin Health & Educational Facilities Authority, Beloit College, Series A
1,225	6.125%, 06/01/2039	1,111,271

	Wisconsin Health & Educational Facilities Authority, Children’s Hospital of Wisconsin
2,000	5.250%, 08/15/2024	2,065,240

	Wisconsin Health & Educational Facilities Authority, Eastcastle Place Incorporated Project
1,000	6.000%, 12/01/2024	808,340

	Wisconsin Health & Educational Facilities Authority, New Castle Place Project, Series A
2,000	7.000%, 12/01/2031	1,580,600
10,725	Total Wisconsin	10,013,096
	Wyoming – 1.6%

	Natrona County Hospital, Wyoming Medical Center Project
2,250	6.350%, 09/15/2031	2,261,430

	Teton County Hospital District, St. John’s Medical Center
2,100	6.750%, 12/01/2022	2,069,823

	West Park Hospital District, West Park Hospital Project, Series A
2,650	7.000%, 06/01/2040	2,633,332
7,000	Total Wyoming	6,964,585
$447,678	Total Long-Term Investments (cost $432,713,072)	422,184,951

Shares	Description ▲	Value
	SHORT-TERM INVESTMENTS – 0.5%

	Money Market Fund – 0.5%

2,153,709	First American Tax Free Obligations Fund, Class Z, 0.000% Ω	2,153,709
	Total Short-Term Investments (cost $2,153,709)	2,153,709
	Total Investments (cost $434,866,781) – 99.0%	424,338,660
	Other Assets Less Liabilities – 1.0%	4,188,875
	Net Assets – 100.0%	$428,527,535

82	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$422,184,951	$—	$422,184,951
Short-Term Investments	2,153,709	—	—	2,153,709
Total	$2,153,709	$422,184,951	$—	$424,338,660

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31 2011, the cost of investments was $435,266,194.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$8,859,157
Depreciation	(19,786,691)
Net unrealized appreciation (depreciation) of investments	$(10,927,534)

▲	All percentages shown in the Portfolio of Investments are based on net assets.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Convertible Capital Appreciation Bonds (Convertible CABs) initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2011.

(ETM)	Escrowed to Maturity.

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund

(formerly known as First American High Income Bond Fund)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	HIGH YIELD CORPORATE BONDS – 85.4%

	Banking – 0.5%

	ABN AMRO
$2,000	6.523%, 12/29/2049 ■ Δ	$1,910,000

	Standard Bank
1,000	8.750%, 02/09/2016 Δ	850,000
3,000	Total Banking	2,760,000
	Basic Industry – 15.9%

	AbitibiBowater Escrow
1,575	10.250%, 10/15/2018 ■	1,740,375

	AK Steel
2,250	7.625%, 05/15/2020 ▼	2,295,000

	Aleris International
1,000	10.000%, 12/15/2016	2,600

	Alrosa Finance
2,000	7.750%, 11/03/2020 ■	2,144,000

	Aperam
500	7.375%, 04/01/2016 ■	508,750
250	7.750%, 04/01/2018 ■	255,000

	Appleton Papers
2,000	10.500%, 06/15/2015 ■	2,105,000

	Atkore International
1,000	9.875%, 01/01/2018 ■	1,067,500

	Berry Plastics
1,800	4.185%, 09/15/2014 Δ	1,694,250
1,500	9.750%, 01/15/2021 ■	1,485,000

	Bumi Investment
2,350	10.750%, 10/06/2017 ■	2,652,680

	Cascades
2,500	7.750%, 12/15/2017	2,640,625

	Catalyst Paper
1,500	11.000%, 12/15/2016 ■	1,507,500

	Cemex
1,000	9.000%, 01/11/2018 ■ ▼	1,048,750

	Cloud Peak Energy Resources
1,520	8.250%, 12/15/2017 ▼	1,656,800

	Columbus McKinnon
1,550	7.875%, 02/01/2019 ■	1,590,688

	Crown Americas Capital
1,000	6.250%, 02/01/2021 ■	1,017,500

	Crown Cork & Seal
1,500	7.375%, 12/15/2026	1,479,375

	Drummond
1,750	9.000%, 10/15/2014 ■	1,855,000

	Exopack Holding
1,000	11.250%, 02/01/2014	1,028,750

	Graham Packaging
1,750	8.250%, 10/01/2018	1,876,875

	Hexion
1,000	9.000%, 11/15/2020 ■	1,036,875

	Hidili Industry
1,400	8.625%, 11/04/2015 ■ ▼	1,407,000

84	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Basic Industry (continued)

	Huntington Ingalls Industries
$2,250	6.875%, 03/15/2018 ■	$2,348,438

	Huntsman International
1,000	8.625%, 03/15/2021 ■ ▼	1,090,000

	Incitec Pivot Finance
1,800	6.000%, 12/10/2019 ■	1,886,092

	Intertape Polymer Group
2,615	8.500%, 08/01/2014	2,340,425

	JMC Steel Group
750	8.250%, 03/15/2018 ■ ▼	766,875

	Metinvest
1,250	10.250%, 05/20/2015 ■	1,382,500

	Millar Western Forest
2,700	7.750%, 11/15/2013	2,737,125
1,500	8.150%, 04/01/2021 (WI/DD) ■	1,500,000

	Momentive Performance
1,000	11.500%, 12/01/2016 ▼	1,072,500

	Norske Skog
500	7.375%, 03/01/2014 ▼	383,750

	Novelis
1,800	8.375%, 12/15/2017 ■	1,948,500

	Patriot Coal
2,250	8.250%, 04/30/2018	2,396,250

	Ply Gem Industries
500	8.250%, 02/15/2018 ■ ▼	513,750

	Polypore International
2,300	7.500%, 11/15/2017 ■	2,415,000

	Reynolds Group
4,050	8.500%, 05/15/2018 ■	4,100,625

	Rhodia
2,250	6.875%, 09/15/2020 ■	2,292,188

	Severstal Columbus
1,750	10.250%, 02/15/2018	1,933,750

	Solutia
2,250	7.875%, 03/15/2020	2,441,250

	Steel Dynamics
1,575	7.625%, 03/15/2020 ▼	1,689,187

	Stora Enso
2,500	7.250%, 04/15/2036 ■	2,368,750

	Tembec Industries
2,300	11.250%, 12/15/2018 ■	2,564,500

	Vedanta Resources
1,455	9.500%, 07/18/2018 ■ ▼	1,593,225

	Verso Paper Holdings
1,577	11.500%, 07/01/2014	1,722,872
1,500	8.750%, 02/01/2019 ■ ▼	1,560,000

	WPE International Cooperatief
2,000	10.375%, 09/30/2020 ■ ▼	2,070,000
79,117	Total Basic Industry	81,213,445
	Brokerage – 0.5%

	E*Trade Financial
2,093	12.500%, 11/30/2017	2,495,903

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Capital Goods – 3.8%

	Abengoa Finance
$2,125	8.875%, 11/01/2017 ■ ▼	$2,119,688

	Cleaver-Brooks
1,000	12.250%, 05/01/2016 ■	1,050,000

	Constellation Enterprises
1,750	10.625%, 02/01/2016 ■	1,802,500

	Dyncorp International
2,150	10.375%, 07/01/2017 ■ ▼	2,327,375

	EnergySolutions Capital
750	10.750%, 08/15/2018 ■	832,500

	Kratos Defense & Security Solutions
1,500	10.000%, 06/01/2017	1,653,750

	Liberty Tire Recycling
1,000	11.000%, 10/01/2016 ■	1,122,500

	Navistar International
1,750	8.250%, 11/01/2021 ▼	1,940,312

	Titan International
1,750	7.875%, 10/01/2017 ■ ▼	1,855,000

	Uncle Acquisition
1,000	8.625%, 02/15/2019 ■	1,050,000

	United Rentals North America
2,300	8.375%, 09/15/2020 ▼	2,403,500

	Wyle Services
1,500	10.500%, 04/01/2018 ■	1,601,250
18,575	Total Capital Goods	19,758,375
	Communications – 11.0%

	American Media
2,000	13.500%, 06/15/2018 ■ ▼	2,050,000

	Bakrie Telecom
1,500	11.500%, 05/07/2015 ■	1,601,250

	Belo
1,950	7.250%, 09/15/2027	1,730,625

	CCO Holdings
500	7.000%, 01/15/2019 ■	511,250
1,250	7.000%, 01/15/2019	1,281,250

	Citizens Communications
1,450	9.000%, 08/15/2031	1,482,625

	Clear Channel Communications
4,600	10.750%, 08/01/2016 ▼	4,381,500

	Clearwire Communications
1,750	12.000%, 12/01/2017 ■ ▼	1,870,313

	Digicel Group
2,800	10.500%, 04/15/2018 ■ ▼	3,206,000

	FairPoint Communications Series I
1,043	13.125%, 04/02/2018 ▼	9,126

	Frontier Communications
1,842	8.500%, 04/15/2020	1,996,267

	Gannett
2,000	9.375%, 11/15/2017	2,260,000

	Gray Television
1,650	10.500%, 06/29/2015 ▼	1,755,187

86	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Communications (continued)

	Insight Communications
$1,000	9.375%, 07/15/2018 ■	$1,110,000

	Intelsat Bermuda
2,500	11.250%, 02/04/2017	2,731,250

	Intelsat Jackson Holdings
1,800	7.250%, 04/01/2019 ■	1,802,250

	Level 3 Communications
1,500	11.875%, 02/01/2019 ■ ▼	1,413,750

	McClatchy
2,100	11.500%, 02/15/2017 ▼	2,362,500

	Media General
2,350	11.750%, 02/15/2017 ▼	2,579,125

	MetroPCS Wireless
1,550	7.875%, 09/01/2018 ▼	1,658,500

	Nextel Communications Series D
2,000	7.375%, 08/01/2015 ▼	2,007,500

	Paetec Holding
2,285	9.500%, 07/15/2015 ▼	2,393,538

	Sinclair Television Group
1,400	9.250%, 11/01/2017 ■	1,561,000

	Sprint Capital
2,000	6.900%, 05/01/2019	2,065,000

	Syniverse Holdings
1,500	9.125%, 01/15/2019 ■	1,590,000

	Trilogy International Partners
1,500	10.250%, 08/15/2016 ■ ▼	1,552,500

	UnityMedia Hessen
3,000	8.125%, 12/01/2017 ■	3,157,500

	Windstream
1,750	8.125%, 09/01/2018 ▼	1,868,125

	XM Satellite Radio
2,000	7.625%, 11/01/2018 ■	2,110,000

	Young Broadcasting
500	10.000%, 03/01/2015	5
55,070	Total Communications	56,097,936
	Consumer Cyclical – 11.5%

	Ameristar Casinos
2,100	7.500%, 04/15/2021 (WI/DD) ■	2,087,750

	Beazer Homes USA
1,750	9.125%, 06/15/2018 ▼	1,769,688

	Burlington Coat Factory
1,000	10.000%, 02/15/2019 ■	970,000

	Chukchansi Economic
1,500	8.000%, 11/15/2013 ■	1,110,000

	CKE Restaurants
1,000	11.375%, 07/15/2018 ▼	1,102,500

	Corporativo Javer
1,150	13.000%, 08/04/2014 ■	1,385,750

	Dana Holding
2,000	6.500%, 02/15/2019	1,990,000

	Fontainebleau Las Vegas
1,000	10.250%, 06/15/2015 ■ Δ	5,000

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Consumer Cyclical (continued)

	Ford Motor
$2,000	7.450%, 07/16/2031 ▼	$2,165,220

	Ford Motor Credit
1,000	8.000%, 12/15/2016	1,135,182

	Giti Tire
1,200	12.250%, 01/26/2012	1,201,865

	Hanesbrands
1,000	8.000%, 12/15/2016 ▼	1,083,750

	Harrahs
2,750	12.750%, 04/15/2018 ■	2,777,500

	Hilton Hotels
3,500	4.936%, 11/15/2013 ■ Δ	3,386,250

	Icon Health & Fitness
1,500	11.875%, 10/15/2016 ■	1,593,750

	Isle Of Capri Casinos
1,625	7.750%, 03/15/2019 ■ ▼	1,616,875

	K Hovnanian Enterprises
1,650	8.625%, 01/15/2017 ▼	1,241,625

	Macy’s Retail Holdings
1,500	7.875%, 08/15/2036	1,526,250

	Marina District Finance
2,200	9.875%, 08/15/2018 ■ ▼	2,301,750

	MGM Mirage
1,000	7.625%, 01/15/2017	943,750

	MGM Resorts International
2,000	10.000%, 11/01/2016 ■ ▼	2,105,000

	Mohegan Tribal Gaming
1,750	6.125%, 02/15/2013 ▼	1,588,125

	MTR Gaming Group
1,500	12.625%, 07/15/2014	1,597,500

	Park-Ohio Industries
2,800	8.125%, 04/01/2021 (WI/DD) ■	2,800,000

	Rare Restaurant Group
2,000	9.250%, 05/15/2014 ■	1,760,000

	Realogy
3,875	11.500%, 04/15/2017 ■ ▼	4,000,937

	Regal Entertainment Group
2,800	9.125%, 08/15/2018 ▼	2,996,000

	Rite Aid
1,750	6.875%, 08/15/2013 ▼	1,675,625
1,250	9.375%, 12/15/2015	1,139,062

	Standard Pacific
1,500	8.375%, 05/15/2018 ▼	1,558,125

	Trimas
1,000	9.750%, 12/15/2017	1,101,250

	William Lyon Homes
1,500	10.750%, 04/01/2013	1,248,750

	WMG Acquisition
1,750	7.375%, 04/15/2014	1,754,375

	Wynn Las Vegas
1,750	7.750%, 08/15/2020	1,855,000
59,650	Total Consumer Cyclical	58,574,204

88	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Consumer Non Cyclical – 9.2%

	Accellent
$1,500	10.000%, 11/01/2017 ■	$1,500,000

	Albertson’s
1,500	8.000%, 05/01/2031	1,230,000

	Blue Merger Sub
1,000	7.625%, 02/15/2019 ■ ▼	1,013,750

	Central Garden & Pet Company
2,250	8.250%, 03/01/2018	2,356,875

	Darling International
1,900	8.500%, 12/15/2018 ■	2,066,250

	Fage Dairy
1,350	9.875%, 02/01/2020 ■	1,361,812

	HCA Holdings
2,500	7.750%, 05/15/2021 ■ ▼	2,606,250

	HealthSouth Capital
1,850	7.750%, 09/15/2022 ▼	1,924,000

	Ingles Markets
2,250	8.875%, 05/15/2017	2,415,938

	InVentiv Health Capital
1,500	10.000%, 08/15/2018 ■ ▼	1,560,000

	JBS Finance II
1,250	8.250%, 01/29/2018 ■	1,284,375

	Land O Lakes Capital Trust I
2,000	7.450%, 03/15/2028 ■	1,810,000

	Marfrig Overseas
1,500	9.500%, 05/04/2020 ■	1,563,750

	Medimpact Holdings
1,500	10.500%, 02/01/2018 ■	1,586,250

	Merge Healthcare
1,500	11.750%, 05/01/2015	1,620,000

	MHP
1,250	10.250%, 04/29/2015 ■	1,337,500

	National Mentor Holdings
1,500	12.500%, 02/15/2018 ■	1,410,000

	Novasep Holding
2,000	9.750%, 12/15/2016 ■ ▼	1,280,000

	Pilgrim’s Pride
750	7.875%, 12/15/2018 ■ ▼	727,500

	Pinnacle Foods
2,550	8.250%, 09/01/2017 ▼	2,664,750

	Radnet Management
1,500	10.375%, 04/01/2018	1,516,875

	Res-Care
2,100	10.750%, 01/15/2019 ■	2,283,750

	STHI Holding
1,605	8.000%, 03/15/2018 ■	1,661,175

	Supervalu
1,750	7.500%, 11/15/2014	1,758,750

	Symbion
1	11.000%, 08/23/2015	442

	Tenet Healthcare
1,750	8.000%, 08/01/2020 ▼	1,824,375
1,500	6.875%, 11/15/2031	1,243,125

Nuveen Investments	89

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Consumer Non Cyclical (continued)

	Valeant Pharmaceuticals
$2,000	6.875%, 12/01/2018 ■	$1,960,000

	Viterra
1,575	5.950%, 08/01/2020 ■	1,575,512
47,181	Total Consumer Non-Cyclical	47,143,004
	Electric – 4.6%

	AES
2,100	8.000%, 10/15/2017	2,257,500

	Calpine
2,575	7.875%, 07/31/2020 ■	2,735,938

	CMS Energy
2,000	5.050%, 02/15/2018	1,991,744

	Dubai Electricity & Water
2,300	7.375%, 10/21/2020 ■	2,231,000

	Dynegy Holdings
750	7.750%, 06/01/2019	582,187

	Edison Mission Energy
2,850	7.500%, 06/15/2013 ▼	2,835,750

	Energy Future Holdings
2,000	9.750%, 10/15/2019	2,052,590

	Midwest Generation Series B
3,249	8.560%, 01/02/2016 ▼	3,314,070

	Mirant Americas Generation
1,800	8.500%, 10/01/2021 ▼	1,872,000

	NRG Energy
1,500	8.250%, 09/01/2020 ■	1,560

	PPL Capital Funding Series A
2,300	6.700%, 03/30/2067 Δ	2,268,375
23,424	Total Electric	23,701,154
	Energy – 12.9%

	Aquilex Holdings
1,600	11.125%, 12/15/2016 ▼	1,690,000

	Black Elk Energy
1,500	13.750%, 12/01/2015 ■	1,530,000

	Bluewater Holding
2,000	3.289%, 07/17/2014 Δ	1,702,500

	Brigham Exploration
1,750	8.750%, 10/01/2018 ■	1,942,500

	Calfrac Holdings
2,250	7.500%, 12/01/2020 ■ ▼	2,328,750

	Carrizo Oil & Gas
2,000	8.625%, 10/15/2018 ■	2,120,000

	Concho Resources
2,050	8.625%, 10/01/2017	2,265,250

	Consol Energy
1,750	8.250%, 04/01/2020	1,940,312

	Energy XXI Gulf Coast
1,800	9.250%, 12/15/2017 ■	1,926,000

	Floatel Superior
1,500	13.000%, 09/02/2015	1,650,000

90	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Energy (continued)

	Forbes Energy Services
$1,500	11.000%, 02/15/2015	$1,561,875

	Frac Tech Services
1,000	7.125%, 11/15/2018 ■	1,025,000

	Golden Close Marit
2,000	11.000%, 12/09/2015	2,160,000

	Holly
1,550	9.875%, 06/15/2017	1,751,500

	Laredo Petroleum
2,250	9.500%, 02/15/2019 ■	2,342,813

	Linn Energy
2,125	8.625%, 04/15/2020 ■	2,358,750

	Meg Energy
2,250	6.500%, 03/15/2021 ■ ▼	2,286,563

	Offshore Group Investment
2,000	11.500%, 08/01/2015 ■	2,220,000
250	11.500%, 08/01/2015	278,125

	Opti Canada
1,000	8.250%, 12/15/2014 ▼	533,750

	Panoro Energy
2,000	12.000%, 11/15/2018	2,160,000

	Petrohawk Energy
2,000	7.250%, 08/15/2018	2,060,000

	Petroplus Finance
2,800	9.375%, 09/15/2019 ■ ▼	2,835,000

	Polarcus Alima AS
2,200	12.500%, 10/29/2015	2,321,000

	RAAM Global Energy
1,750	12.500%, 10/01/2015 ■	1,837,500

	Range Resources
1,000	8.000%, 05/15/2019	1,102,500

	RDS Ultra-Deepwater
2,000	11.875%, 03/15/2017 ■	2,190,000

	Sandridge Energy
2,250	7.500%, 03/15/2021 ■ ▼	2,334,375

	Seadrill
2,000	6.500%, 10/05/2015	1,995,000

	Sevan Marine
2,000	3.443%, 05/14/2013 Δ	1,865,000
2,000	12.000%, 08/10/2015	2,145,000

	SM Energy
2,150	6.625%, 02/15/2019 ■ ▼	2,206,437

	Stone Energy
2,850	8.625%, 02/01/2017	2,971,125

	United Refining
2,500	10.500%, 02/28/2018 ■	2,484,375
63,625	Total Energy	66,121,000
	Finance – 3.6%

	Ace Cash Express
1,500	11.000%, 02/01/2019 ■ ▼	1,526,250

	AGFC Capital Trust I
2,000	6.000%, 01/15/2067 ■ Δ	1,210,000

Nuveen Investments	91

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Finance (continued)

	Credit Acceptance
$3,000	9.125%, 02/01/2017	$3,243,750

	Glen Meadow
3,000	6.505%, 02/12/2067 ■ Δ	2,647,500

	Icahn Enterprises
1,500	7.750%, 01/15/2016	1,541,250

	International Lease Finance
1,800	8.875%, 09/15/2015 ■ Δ	1,980,000
1,000	9.000%, 03/15/2017 ■	1,125,000

	PHH
1,800	9.250%, 03/01/2016 ■	1,957,500

	Springleaf Finance Series MTN
2,350	6.900%, 12/15/2017	2,147,313

	Squaretwo Financial
1,000	11.625%, 04/01/2017 ■	1,015,000
18,950	Total Finance	18,393,563
	Insurance – 2.3%

	American International Group
2,800	6.250%, 03/15/2087 ▼ Δ	2,562,000

	CNO Financial Group
2,750	9.000%, 01/15/2018 ■	2,915,000

	Dai-Ichi Mutual Life
2,500	7.250%, 07/25/2021 Δ	2,471,385

	Liberty Mutual Group
1,075	10.750%, 06/15/2088 ■ Δ	1,397,500

	XL Capital Series E
2,500	6.500%, 12/29/2049 Δ	2,293,750
11,625	Total Insurance	11,639,635
	Natural Gas – 1.6%

	Energy Transfer Equity
1,000	7.500%, 10/15/2020	1,087,500

	Holly Energy Partners
1,950	6.250%, 03/01/2015	1,940,250

	Inergy LP
1,400	7.000%, 10/01/2018 ■	1,456,000

	Sabine Pass LNG
1,885	7.500%, 11/30/2016	1,936,837

	Southern Union
1,600	7.200%, 11/01/2066 Δ	1,528,000
7,835	Total Natural Gas	7,948,587
	Real Estate – 1.4%

	Central China Real Estate
1,375	12.250%, 10/20/2015 ■ ▼	1,399,063

	Country Garden Holdings
2,500	11.125%, 02/23/2018 ■ ▼	2,537,500

	Neo-China Group Holdings
2,000	9.750%, 07/23/2014 ■	2,134,726

	Sigma Capital
1,029	9.000%, 04/30/2015	1,108,106
6,904	Total Real Estate	7,179,395

92	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Sovereign – 0.8%

	Provincia De Cordoba
$2,000	12.375%, 08/17/2017 ■	$2,065,000

	Republic of Argentina
1,000	8.750%, 06/02/2017	1,023,500

1,000	Sinochem Overseas Capital
	6.300%, 11/12/2040 ■	984,366
4,000	Total Sovereign	4,072,866
	Technology – 2.8%

	First Data
2,349	12.625%, 01/15/2021 ■ ▼	2,548,665
4,475	8.750%, 01/15/2022 ■ ▼	4,452,625

	Freescale Semiconductor
4,000	10.750%, 08/01/2020 ■ ▼	4,490,000

	Seagate
2,850	6.875%, 05/01/2020 ■ ▼	2,842,875
13,674	Total Technology	14,334,165
	Transportation – 3.0%

	Air Canada
2,500	12.000%, 02/01/2016 ■	2,606,250

	Avis Budget Car Rental
1,176	7.625%, 05/15/2014	1,202,460

	BLT Finance BV
700	7.500%, 05/15/2014 ■	609,000

	Hapag-Lloyd
1,500	9.750%, 10/15/2017 ■ ▼	1,608,750

	Hertz
2,400	7.375%, 01/15/2021 ■ ▼	2,454,000

	Marquette Transportation
1,000	10.875%, 01/15/2017	1,042,500

	Martin Midstream Partners
2,840	8.875%, 04/01/2018 ▼	3,010,400

	Navios Maritime Acquisition
1,540	8.625%, 11/01/2017	1,593,900

	Navios Maritime Holdings
500	8.125%, 02/15/2019 ■ ▼	503,750

	Western Express
750	12.500%, 04/15/2015 ■ ▼	723,750

14,906	Total Transportation	15,354,760
$429,629	Total High Yield Corporate Bonds (cost $421,061,415)	436,787,992

Shares	Description ▲	Value
	PREFERRED STOCKS – 5.8%

	Banking – 0.8%

64,500	Bank of America Series MER	$1,701,510

83,600	JPM Chase Capital XXVI ▼	2,197,844
	Total Banking	3,899,354

Nuveen Investments	93

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2011

Shares	Description ▲	Value

	Consumer Cyclical – 0.1%

$25,000	M/I Homes Series A •	$449,000
	Finance – 3.4%

3,500	Ally Financial Series G	3,256,750

5,000	American International Group	124,650

148,000	Bank of America Series 5 ▼	2,834,200

78,000	Citigroup Capital XII	2,053,740

62,000	Citigroup Capital XIII •	1,698,800

50,000	Cogdell Spencer – REIT Series A	1,234,000

56,322	Freddie Mac •	87,299

72,400	Goldman Sachs Group Series A	1,623,208

101,700	Morgan Stanley	2,104,173

34,000	National Bank Greece Series A	653,140

50,000	Royal Bank Scotland Group	950,000

39,500	Royal Bank Scotland Group Series N	671,895
	Total Finance	17,291,855
	Insurance – 0.2%

45,000	Aspen Insurance Holdings Series A •	1,096,200
	Real Estate – 0.8%

10,000	American Home Mortgage Investments – REIT Series B •	1

46,900	Ashford Hospitality Trust – REIT Series D	1,143,422

25,000	Equity Lifestyle Properties – REIT Series A	619,750

20,000	First Potomac Realty Trust – REIT Series A	500,000

45,000	LaSalle Hotel Properties Series H •	1,083,150

35,000	Pebblebrook Hotel Trust	874,650
	Total Real Estate	4,220,973
	Technology – 0.3%

65,000	Dupont Fabros – REIT	1,628,250
	Transportation – 0.2%

33,000	Seaspan	888,360
	Total Preferred Stocks (cost $28,463,846)	29,473,992

Shares/ Principal Amount (000)	Description ▲	Value

	CONVERTIBLE SECURITIES – 1.6%

	Consumer Discretionary – 0.1%

12,000	General Motors •	$578,400

94	Nuveen Investments

Shares/ Principal Amount (000)	Description ▲	Value

	Consumer Non Cyclical – 0.3%

36,000	Archer Daniels Midland	$1,625,400
	Energy – 0.4%

19,975	Chesapeake Energy Series 2005B	2,074,903
	Industrial Other – 0.4%

	Evergreen Solar
$2,500	13.000%, 04/15/2015 ■	1,665,625
	Technology – 0.4%

	Hutchinson Technology
1,164	3.250%, 01/15/2026 ▼	907,920
1,417	8.500%, 01/15/2026 ▼	1,243,418
2,581	Total Technology	2,151,338
	Total Convertible Securities (cost $7,874,624)	8,095,666

Shares	Description ▲	Value
	COMMON STOCKS – 1.3%

	Basic Industry – 0.4%

28,901	AbitibiBowater •	$776,570

4,000,000	Bowater Canada Escrow • ¡	300,000

16,088	Georgia Gulf ▼ •	595,256

11	Nortek •	473,000
	Total Basic Industry	2,144,826
	Communications – 0.2%

3,807	FairPoint Communications •	64,221

8,300	Nippon Telegraph & Telephone	186,667

17,000	Vodafone Group ▼	488,750
	Total Communications	739,638
	Consumer Cyclical – 0.0%

30,000	Greektown •	—

23	Greektown Superholdings ▼ •	—
	Total Consumer Cyclical	—
	Consumer Discretionary – 0.2%

5,000	Lear	244,350

13,400	Target	670,134
	Total Consumer Discretionary	914,484
	Energy – 0.2%

4,278	Pace Oil and Gas •	41,497

49,000	Pengrowth Energy	677,670

35,000	Provident Energy	324,450
	Total Energy	1,043,617
	Finance – 0.1%

51,153	Citigroup •	226,096

13,700	Lincoln National	411,548
	Total Finance	637,644

Nuveen Investments	95

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2011

Shares	Description ▲	Value

	Real Estate – 0.2%

6,700	Macerich – REIT ▼	$331,851

7,100	Mid-America Apartment Communities – REIT	455,820
	Total Real Estate	787,671
	Technology – 0.0%

22,874	Magnachip Semiconductor Escrow •	39,315
	Transportation – 0.0%

16,158	Delta Air Lines •	158,348
	Total Common Stocks (cost $6,574,271)	6,465,543

Principal Amount (000)	Description ▲	Value

	INVESTMENT GRADE CORPORATE BONDS – 1.7%

	Basic Industry – 1.1%

	Vale Overseas Limited
$2,100	8.250%, 01/17/2034	$2,556,975

	VTB Capital
3,000	6.551%, 10/13/2020 ■ ▼	3,041,100
5,100	Total Basic Industry	5,598,075
	Energy – 0.2%

	Valero Energy
1,000	6.625%, 06/15/2037	1,007,954
	Sovereign – 0.4%

	Republic of Poland
1,950	6.375%, 07/15/2019 ▼	2,169,843
$8,050	Total Investment Grade Corporate Bonds (cost $8,786,800)	8,775,872

Shares	Description ▲	Value
	CLOSED-END FUNDS – 0.9%

29,000	Alliance National Municipal Income Fund	$382,220

93,000	Blackrock Credit Allocation Income Trust	1,127,160

41,000	Blackrock Global Opportunities Equity Trust ▼	761,780

42,000	First Trust/Aberdeen Global Opportunities Income Fund ▼	706,020

32,000	Gabelli Global Gold Natural Resources & Income Trust ▼	603,840

50,600	ING Clarion Global Real Estate Income Fund	415,426

27,000	Invesco Municipal Income Opportunities Trust	162,810

50,000	Pimco Income Strategy Fund ▼	598,000
	Total Closed-End Funds (cost $4,489,530)	4,757,256

Shares	Description ▲	Value
	EXCHANGE-TRADED FUNDS – 0.6%

31,600	SPDR DB International Government Inflation-Protected Bond Fund	$1,910,220

25,500	SPDR S&P Dividend ▼	1,381,080
	Total Exchange-Traded Funds (cost $2,976,990)	3,291,300

96	Nuveen Investments

Shares	Description ▲	Value

	Warrants – 0.0%

	FairPoint Communications
6,489	0.000%, 01/24/2018 •	$1,622
	Total Warrants (cost $0)	1,622

Shares	Description ▲	Value
	ASSET-BACKED SECURITY – 0.0%

	Manufactured Housing – 0.0%

	Green Tree Financial Series 1998-1, Class A4
4,486	6.040%, 11/01/2029	$4,493
	Total Asset-Backed Security (cost $4,487)	4,493

Shares	Description ▲	Value
	INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 25.5%

	Mount Vernon Securities Lending Prime Portfolio
130,372,128	0.265% Ω †	$130,372,128
	Total Investments Purchased with Proceeds from Securities Lending (cost $130,372,128)	130,372,128

Shares/ Principal Amount (000)	Description ▲	Value

	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Fund – 1.7%

	First American Prime Obligations Fund, Z
8,619,910	0.067% Ω	$8,619,910
	U.S. Treasury Obligations – 0.0%

	U.S. Treasury Bill ☐
$75	0.037%, 04/14/2011	74,997
5	0.130%, 07/21/2011	4,999

$80	Total U.S. Treasury Obligations	79,996
	Total Short-Term Investments (cost $8,699,906)	8,699,906
	Total Investments (cost $619,303,997) – 124.5%	636,725,770
	Other Assets Less Liabilities – (24.5)% ¯	(125,498,857)
	Net Assets – 100.0%	$511,226,913

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	97

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
High Yield Corporate Bonds	$—	$436,785,387	$2,605	$436,787,992
Preferred Stocks	24,019,397	5,454,594	1	29,473,992
Convertible Securities	4,278,703	3,816,963	—	8,095,666
Common Stocks*	6,126,228	300,000	39,315	6,465,543
Investment Grade Corporate Bonds	—	8,775,872	—	8,775,872
Closed End Funds	4,757,256	—	—	4,757,256
Exchange-Traded Funds	3,291,300	—	—	3,291,300
Warrants	1,622	—	—	1,622
Asset-Backed Securities	—	4,493	—	4,493
Investments Purchased with Proceeds from Securities Lending	130,372,128	—	—	130,372,128
Short-Term Investments	8,619,910	79,996	—	8,699,906
Total	$181,466,544	$455,217,305	$41,921	$636,725,770
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	High Yield Corporate Bond Level 3	Preferred Stock Level 3	Common Stock Level 3	Asset- Backed Securities Level 3	Total Level 3
Balance at the beginning of period	$7,214,421	$879,550	$21,731	$320,837	$8,436,539
Gains (losses):
Net realized gains (losses)	561,640	—	—	(1,742,560)	(1,180,920)
Net change in unrealized appreciation (depreciation)	(9,064)	263,775	17,584	1,832,062	2,104,357
Purchases at cost	485,583	479,883	—	19,661	985,127
Sales at proceeds	(4,923,173)	—	—	(430,000)	(5,353,173)
Net discounts (premiums)	56,843	—	—	—	56,843
Transfers into	2,605	1	—	—	2,606
Transfers out of	(3,386,250)	(1,623,208)	—	—	(5,009,458)
Balance at the end of period	$2,605	$1	$39,315	$—	$41,921

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31 2011, the cost of investments was $619,491,730.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$24,203,399
Depreciation	(6,969,359)
Net unrealized appreciation (depreciation) of investments	$17,234,040

98	Nuveen Investments

▲	All percentages shown in Portfolio of Investments are based on net assets.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”

Δ	Variable Rate Security – The rate shown is the rate in effect as of March 31, 2011.

▼	This security or a portion of this security is out on loan at March 31, 2011.

Security in default at March 31, 2011.

Security is internally fair valued.

•	Non-income producing security.

¥	Security considered illiquid.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2011.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of March 31, 2011.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.

¯	Other Assets Less Liabilities includes Values and/or the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

¡	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

WI/DD Investment	purchased on a when issued/delayed delivery basis.

See accompanying notes to financial statements.

Nuveen Investments	99

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund

(formerly known as First American Inflation Protected Securities Fund)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	U.S. GOVERNMENT & AGENCY SECURITIES – 85.9%

	U.S. Treasuries – 84.9%

	U.S. Treasury Bonds
$1,730	8.000%, 11/15/2021	$2,416,052
11,175	2.375%, 01/15/2025 ◀ ▼	12,544,680
6,463	2.000%, 01/15/2026 ◀	6,898,444
6,061	2.375%, 01/15/2027 ◀	6,748,760
6,123	1.750%, 01/15/2028 ◀	6,240,923
6,944	3.625%, 04/15/2028 ◀	8,955,734
2,821	2.500%, 01/15/2029 ◀ ▼	3,195,168
8,004	3.875%, 04/15/2029 ◀	10,710,580
8,075	2.125%, 02/15/2040 ◀	8,538,369
5,782	2.125%, 02/15/2041 ◀ ▼	6,109,892

	U.S. Treasury Notes
1,085	2.000%, 04/15/2012 ◀	1,134,690
766	3.000%, 07/15/2012 ◀ ▼	819,936
4,689	0.625%, 04/15/2013 ◀ ▼	4,906,858
4,736	1.875%, 07/15/2013 ◀ ▼	5,122,919
4,541	2.000%, 01/15/2014 ◀ ▼	4,948,217
7,284	1.250%, 04/15/2014 ◀ ▼	7,784,062
4,556	2.000%, 07/15/2014 ◀ ▼	4,999,948
5,940	1.625%, 01/15/2015 ◀ ▼	6,438,485
13,317	0.500%, 04/15/2015 ◀ ▼	13,822,946
5,423	1.875%, 07/15/2015 ◀ ▼	5,966,408
5,825	2.000%, 01/15/2016 ◀ ▼	6,431,371
6,886	2.500%, 07/15/2016 ◀	7,815,971
6,803	2.375%, 01/15/2017 ◀ ▼	7,667,052
8,474	2.625%, 07/15/2017 ◀ ▼	9,732,428
3,154	1.625%, 01/15/2018 ◀ ▼	3,409,830
3,722	1.375%, 07/15/2018 ◀	3,963,545
4,021	2.125%, 01/15/2019 ◀ ▼	4,486,715
4,456	1.875%, 07/15/2019 ◀	4,887,636
6,528	1.375%, 01/15/2020 ◀ ▼	6,844,587
10,684	1.250%, 07/15/2020 ◀	11,033,404
13,420	1.125%, 01/15/2021 ◀	13,615,624
189,488	Total U.S. Treasuries	208,191,234
	U.S. Agency Debentures – 1.0%

	Federal National Mortgage Association
1,245	4.625%, 05/01/2013	1,326,268

	Tennessee Valley Authority
1,055	3.875%, 02/15/2021	1,058,486
2,300	Total U.S. Agency Dentures	2,384,754
$191,788	Total U.S. Government & Agency Securities (cost $203,572,673)	210,575,988

Principal Amount (000)	Description ▲	Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.1%

	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4
$1,255	5.396%, 07/15/2044 Δ	$1,349,051

	Extended Stay America Trust Series 2010-ESHA, Class C
1,040	4.860%, 11/05/2027 ■	1,056,385

	Greenwich Capital Commercial Funding Series 2007-GG11, Class A4
2,300	5.736%, 12/10/2049	2,432,719

100	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

	JPMorgan Chase Commercial Mortgage Securities Series 2007-CB18, Class A4
$1,400	5.440%, 06/12/2047	$1,476,278
	Series 2007-CB20, Class A4
2,000	5.794%, 02/12/2051	2,154,264
	Series 2010-C1, Class A1
1,004	3.853%, 06/15/2043 ■	1,026,879

	LB-UBS Commerical Mortgage Trust Series 2008-C1, Class A2
2,000	6.315%, 04/15/2041 Δ	2,203,602

	Merrill Lynch/Countrywide Commericial Mortgage Trust Series 2006-4, Class AM
680	5.204%, 12/12/2049	668,427

	Merrill Lynch Mortgage Trust Series 2008-C1, Class A4
380	5.690%, 02/12/2051	402,606

	Morgan Stanley Capital I Series 2006-IQ12, Class A4
500	5.332%, 12/15/2043	527,568
	Series 2011-C1, Class C
425	5.442%, 09/15/2047 ■ Δ	421,353

	OBP Depositor Trust Series 2010-OBP, Class A
700	4.646%, 07/15/2045 ■	710,785

	WF-RBS Commercial Mortgage Trust Series 2011-C2, Class C
450	5.392%, 02/15/2044 ■ Δ	444,778
$14,134	Total Commercial Mortgage-Backed Securities (cost $14,731,924)	14,874,695

Principal Amount (000) (1)	Description ▲	Value
	CORPORATE BONDS – 4.2%

	Banking – 0.1%

	Banco Do Nordeste Brasil
$200	3.625%, 11/09/2015 ■	$195,635
	Basic Industry – 1.0%

	Alrosa Finance
150	7.750%, 11/03/2020 ■	160,800

	Georgia-Pacific
150	7.125%, 01/15/2017 ■	159,187

	Incitec Pivot Finance
200	6.000%, 12/10/2019 ■	209,566

	Reynolds Group
175	7.125%, 04/15/2019 ■	179,375

	Sinochem Overseas Capital
150	4.500%, 11/12/2020 ■	142,091

	Southern Copper
1,000	7.500%, 07/27/2035	1,080,281

	Steel Dynamics
175	7.625%, 03/15/2020 ▼	187,687

	Vedanta Resources
250	9.500%, 07/18/2018 ■	273,750
2,250	Total Basic Industry	2,392,737

Nuveen Investments	101

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund (continued)

March 31, 2011

Principal Amount (000) (1)	Description ▲	Value

	Consumer Non Cyclical – 0.1%

	HCA
$360	7.250%, 09/15/2020	$385,200
	Electric – 0.2%

	AES
150	8.000%, 10/15/2017	161,250

	Calpine
250	7.875%, 07/31/2020 ■	265,625
400	Total Electric	426,875
	Energy – 0.7%

	Carrizo Oil & Gas
130	8.625%, 10/15/2018 ■	137,800

	Cloud Peak Energy
200	8.250%, 12/15/2017 ▼	218,000

	Concho Resources
200	8.625%, 10/01/2017	221,000

	Holly Energy Partners
200	6.250%, 03/01/2015	199,000

	Linn Energy
175	8.625%, 04/15/2020 ■	194,250

	Range Resources
250	8.000%, 05/15/2019	275,625

	Seadrill
200	6.500%, 10/05/2015	199,500

	SM Energy
175	6.625%, 02/15/2019 ▼ ■	179,594
1,530	Total Energy	1,624,769
	Insurance – 0.4%

	Pacific Life Global Funding
1,000	3.680%, 02/06/2016 ■ Δ	1,010,370
	Materials – 0.1%

	Crown Americas Capital
200	6.250%, 02/01/2021 ■	203,500
	Natural Gas – 0.1%

	Energy Transfer Equity
350	7.500%, 10/15/2020	380,625
	Real Estate – 0.1%

	Country Garden Holdings
200	11.125%, 02/23/2018 ▼ ■	203,000
	Sovereigns – 1.1%

	Australian Government
AUD 800	5.750%, 04/15/2012	835,350

	Canadian Government
CAD 800	1.500%, 03/01/2012	826,257
CAD 750	3.500%, 06/01/2020	783,806

	Republic of Poland
$300	6.375%, 07/15/2019 ▼	333,822
	Total Sovereigns	2,779,235
	Transportation – 0.3%

	Avis Budget Car Rental
150	7.750%, 05/15/2016 ▼	154,687

102	Nuveen Investments

Principal Amount (000) (1)	Description ▲	Value

	Transportation (continued)

	Hertz
$175	7.375%, 01/15/2021 ▼ ■	$178,938

	Navios Maritime Acquisition
150	8.625%, 11/01/2017 ▼	155,250

	Viterra
175	5.950%, 08/01/2020 ■	175,057
650	Total Transportation	838,057
	Total Corporate Bonds (cost $9,926,201)	10,440,003

Principal Amount (000)	Description ▲	Value
	MUNICIPAL BONDS – 1.7%

	Illinois
1,130	5.877%, 03/01/2019	1,129,718

	King County Sewer
615	5.000%, 01/01/2040	597,595

	Massachusetts School Building Authority Series A
615	5.000%, 08/15/2037	604,348

	Michigan University Series C
615	5.000%, 02/15/2040	592,233

	New York City Transitional Future Tax Secured Series C
615	5.000%, 11/01/2039	597,663

	Triborough Bridge and Tunnel Authority Series C
615	5.000%, 11/15/2038	595,289
$4,205	Total Municipal Bonds (cost $4,079,227)	4,116,846

Shares	Description ▲	Value
	PREFERRED STOCKS – 0.6%

	Banking – 0.1%

	Goldman Sachs Group
11,000	Series A	$246,620
	Finance – 0.5%

	Bank of America
22,000	Series 5 ▼	421,300

5,000	Citigroup Capital XII	131,650

12,000	JPMorgan Chase Capital XXVI	315,480

12,000	Morgan Stanley	248,280
51,000	Total Finance	1,116,710
	Sovereign – 0.0%

	Fannie Mae
16,000	Series S	27,200
	Total Preferred Stocks (cost $1,678,131)	1,390,530

Nuveen Investments	103

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	COLLATERALIZED MORTGAGE OBLIGATION – PRIVATE MORTGAGE-BACKED SECURITY – 0.3%

	Fixed Rate – 0.3%

	Sequoia Mortgage Trust Series 2011-1, Class A1
$845,200	4.125%, 02/25/2041	$845,058
$845,200	Collateralized Mortgage Obligation – Private Mortgage-Backed Security (cost $845,200)	845,058

Shares	Description ▲	Value

	EXCHANGE-TRADED FUND – 0.1%

3,500	iShares iBoxx $ High Yield Corporate Bond Fund ▼ •	$321,860
	Exchange-Traded Fund (cost $292,730)	321,860

Principal Amount (000)	Description ▲	Value
	CONVERTIBLE SECURITY – 0.1%

	Energy – 0.1%

$2	Chesapeake Energy Series 2005B	$207,750
$2	Total Convertible Security (cost $170,000)	207,750

Shares	Description ▲	Value
	CLOSED-END FUND – 0.0%

10,500	Blackrock Credit Allocation Income Trust	$127,260
	Total Closed End Fund (cost $124,554)	127,260

Shares	Description ▲	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 45.8%

	Mount Vernon Securities Lending Prime Portfolio
112,373,938	0.265% Ω †	$112,373,938
	Total Investments Purchased with Proceeds from Securities Lending (cost $112,373,938)	112,373,938

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 0.3%

	Money Market Fund – 0.1%

	First American Prime Obligations Fund, Class Z
301,352	0.067% Ω	$301,352
	U.S. Treasury Obligations – 0.2%

	U.S. Treasury Bills ☐
$235	0.035%, 04/14/2011	234,997
60	0.103%, 07/21/2011	59,981
70	0.165%, 10/20/2011	69,935
$365	Total U.S. Treasury Obligations	364,913
	Total Short-Term Investments (cost $666,270)	666,265
	Total Investments (cost $348,460,848) – 145.1%	355,940,193
	Other Assets Less Liabilities – (45.1)% ¯	(110,670,820)
	Net Assets – 100.0%	$245,269,373

104	Nuveen Investments

Investments in Derivatives

Futures Contracts outstanding at March 31, 2011:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at March 31, 2011	Unrealized Appreciation (Depreciation)
Canadian Dollar	Long	5	6/11	$515,300	$3,508
U.S. Treasury 2-Year Note	Short	(35)	6/11	(7,634,375)	26,950
U.S. Treasury 5-Year Note	Short	(94)	6/11	(10,978,172)	52,340
U.S. Treasury 10-Year Note	Short	(36)	6/11	(4,285,125)	34,944
U.S. Treasury Ultra Bond	Short	(20)	6/11	(2,471,250)	(10,045)
					$107,697

Interest Rate Swaps outstanding at March 31, 2011:
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Fixed Rate Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
JPMorgan Chase	3-Month LIBOR	Receive	1.255%	Semi-Annually	11/03/11	$4,000,000	$(38,955)
JPMorgan Chase	3-Month LIBOR	Receive	3.858	Semi-Annually	1/19/20	1,000,000	(42,160)
UBS	3-Month LIBOR	Receive	1.358	Semi-Annually	9/25/11	4,000,000	(19,963)
UBS	3-Month LIBOR	Receive	1.133	Semi-Annually	3/25/12	2,000,000	(13,451)
UBS	3-Month LIBOR	Receive	1.048	Semi-Annually	6/25/12	4,000,000	(35,906)
UBS	3-Month LIBOR	Receive	3.001	Semi-Annually	8/03/14	2,000,000	(91,681)
							$(242,116)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Government & Agency Securities	$—	$210,575,988	$—	$210,575,988
Commercial Mortgage-Backed Securities	—	14,874,695	—	14,874,695
Corporate Bonds	—	10,440,003	—	10,440,003
Municipal Bonds	—	4,116,846	—	4,116,846
Preferred Stocks	1,390,530	—	—	1,390,530
Collateralized Mortgage Obligation – Private Mortgage-Backed Security	—	845,058	—	845,058
Exchanged-Traded Fund	321,860	—	—	321,860
Convertible Security	207,750	—	—	207,750
Closed End Fund	127,260	—	—	127,260
Investments Purchased with Proceeds from Securities Lending	112,373,938	—	—	112,373,938
Short-Term Investments	301,352	364,913	—	666,265
Derivatives:
Futures Contracts*	107,697	—	—	107,697
Interest Rate Swaps*	—	(242,116)	—	(242,116)
Total	$114,830,387	$240,975,387	$—	$355,805,774

*	Represents net unrealized appreciation (depreciation).

Nuveen Investments	105

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund (continued)

March 31, 2011

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Balance at the beginning of period	$883,000
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers into	—
Transfers out of	(883,000)
Balance at the end of period	$—

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contract	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$117,742	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$10,045
Interest Rate	Swaps	Unrealized appreciation on interest rate swap contracts**	—	Unrealized depreciation on interest rate swap contracts**	242,116
Total			$117,742		$252,161

*	Represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments.

**	Represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31 2011, the cost of investments (excluding investments in derivatives) was $349,082,820.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$8,032,455
Depreciation	(1,175,082)
Net unrealized appreciation (depreciation) of investments	$6,857,373

106	Nuveen Investments

▲	All percentages shown in Portfolio of Investments are based on net assets.

◀	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

▼	This security or a portion of this security is out on loan at March 31, 2011.

Δ	Variable Rate Security – The rate shown is the rate in effect as of March 31, 2011.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”

—	Non-income producing security.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2011.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of March 31, 2011.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.

¯	Other Assets Less Liabilities includes Values and/or the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.
(1)	Principal Amount denominated in U.S. Dollars, unless otherwise noted.

AUD	Australian Dollar

CAD	Canadian Dollar

LIBOR	London Inter-Bank Offered Rate

Nuveen Investments	107

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund

(formerly known as First American Intermediate Government Bond Fund)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	U.S. GOVERNMENT & AGENCY SECURITIES – 49.3%

	U.S. Agency Debentures – 42.4%

	Federal Agricultural Mortgage Corporation
$500	2.100%, 08/10/2012	$511,046

	Federal Farm Credit Bank
3,600	3.875%, 08/25/2011	3,654,331
1,130	2.125%, 06/18/2012	1,152,081
565	4.500%, 10/17/2012	598,266
1,705	1.375%, 06/25/2013	1,721,666
1,350	3.875%, 10/07/2013	1,440,923
1,400	2.625%, 04/17/2014	1,451,247
700	3.000%, 09/22/2014 ▼	731,537
845	1.500%, 11/16/2015	820,624

	Federal Home Loan Bank
1,500	4.250%, 06/10/2011	1,511,397
515	1.625%, 09/26/2012	522,523
2,000	1.500%, 01/16/2013 ▼	2,022,292
850	1.625%, 03/20/2013	862,882
1,865	3.125%, 12/13/2013	1,950,279
1,710	0.875%, 12/27/2013	1,688,863

	Federal Home Loan Mortgage Corporation
1,135	1.375%, 02/25/2014	1,135,523
1,130	1.625%, 03/21/2014	1,128,881
1,715	2.000%, 04/07/2014	1,715,446
1,825	2.500%, 04/23/2014 ▼	1,882,617
1,925	1.750%, 09/10/2015 ▼	1,889,434
2,000	0.750%, 07/05/2016	1,983,806
270	5.000%, 12/14/2018	276,265
365	3.750%, 03/27/2019 ▼	376,243

	Federal National Mortgage Association
785	5.250%, 08/01/2012	830,320
580	4.625%, 05/01/2013	617,860
1,150	1.750%, 05/07/2013 ▼	1,168,510
1,650	2.375%, 07/28/2015 ▼	1,667,064
1,700	1.875%, 10/15/2015	1,674,456
550	4.375%, 10/15/2015	600,039
1,735	1.600%, 11/23/2015	1,676,185
1,085	5.375%, 07/15/2016 ▼	1,235,652

	Tennessee Valley Authority
3,175	6.790%, 05/23/2012	3,404,883
2,725	6.000%, 03/15/2013	2,991,429
530	3.875%, 02/15/2021	531,751
46,265	Total U.S. Agency Debentures	47,426,321
	U.S. Treasuries – 6.9%

	U.S. Treasury Bonds
905	8.750%, 05/15/2017 ▼	1,222,670
635	9.000%, 11/15/2018 ▼	899,864
1,105	8.125%, 08/15/2019 ▼	1,517,389
430	8.500%, 02/15/2020 ▼	607,006
1,480	8.750%, 08/15/2020 ▼	2,132,240
435	8.000%, 11/15/2021	607,505

	U.S. Treasury Notes
725	1.375%, 11/30/2015 ▼	702,060
65	2.625%, 04/30/2016 ▼	66,148
30	7.500%, 11/15/2016	38,008
5,810	Total U.S. Treasuries	7,792,890
$52,075	Total U.S. Government & Agency Securities (cost $54,231,541)	55,219,211

108	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 22.7%

	Adjustable Rate Δ – 7.6%

	Federal Home Loan Mortgage Corporation Pool
$893	2.573%, 09/01/2033, #780836	$937,917
659	2.810%, 03/01/2036, #848193	693,593
1,047	5.526%, 05/01/2037, #1H1396	1,108,280

	Federal National Mortgage Association Pool
1,641	2.581%, 04/01/2034, #AD0486	1,724,064
592	2.572%, 03/01/2035, #819652 ▼	619,866
261	2.162%, 12/01/2035, #848390	267,188
482	2.845%, 07/01/2036, #886034	505,497
360	2.655%, 09/01/2036, #995949	377,330
1,000	5.400%, 03/01/2037, #914224	1,058,754
805	5.684%, 04/01/2037, #913187	857,244
360	2.533%, 03/01/2038, #AD0706	378,630
8,100	Total Adjustable Rate	8,528,363
	Fixed Rate – 15.1%

	Federal Home Loan Mortgage Corporation Pool
1	7.000%, 07/01/2011, #E20252	518
13	7.500%, 09/01/2012, #G10735	13,175
44	6.000%, 10/01/2013, #E72802	47,299
33	7.000%, 09/01/2014, #E00746	35,614
165	6.500%, 01/01/2028, #G00876	187,105
25	7.500%, 01/01/2030, #C35768	28,977
298	6.500%, 03/01/2031, #G01244	336,320

	Federal National Mortgage Association Pool
1	7.000%, 11/01/2011, #250738	722
—*	7.000%, 11/01/2011, #349630	209
—*	7.000%, 11/01/2011, #351122	356
26	6.000%, 04/01/2013, #425550	27,822
21	6.500%, 08/01/2013, #251901	21,872
40	6.000%, 11/01/2013, #556195	44,082
24	7.000%, 10/01/2014, #252799	25,926
1,874	3.120%, 01/01/2015, #464158	1,923,701
208	5.500%, 04/01/2016, #580516	225,131
322	6.500%, 07/01/2017, #254373	353,907
325	7.000%, 07/01/2017, #254414	361,109
206	5.500%, 12/01/2017, #673010	223,665
303	5.500%, 04/01/2018, #695765	328,438
600	4.500%, 05/01/2018, #254720	635,799
698	5.500%, 09/01/2019, #725793	758,378
285	6.000%, 01/01/2022, #254179	313,641
276	6.500%, 06/01/2022, #254344	306,862
321	7.000%, 09/01/2031, #596680	364,180
392	6.500%, 12/01/2031, #254169	436,964
1,249	6.000%, 04/01/2032, #745101 ▼	1,347,690
905	6.500%, 06/01/2032, #596712	1,013,255
252	6.000%, 08/01/2032, #656269	272,458
1,262	6.000%, 03/01/2034, #745324	1,389,386
620	6.500%, 08/01/2036, #887017	696,879
879	7.000%, 06/01/2037, #928519	1,006,129
994	4.000%, 12/01/2040, #AB1959 ▼	978,973

	Government National Mortgage Association Pool
50	7.500%, 12/15/2022, #347332	57,948
8	7.000%, 09/15/2027, #455304	8,705
326	6.500%, 07/15/2028, #780825	368,848
118	6.500%, 08/20/2031, #003120	133,263
144	7.500%, 12/15/2031, #570134	168,554
1,108	6.000%, 09/15/2034, #633605	1,237,932
1,113	4.500%, 02/20/2041, #004946	1,148,312
15,529	Total Fixed Rate	16,830,104
$23,629	Total U.S. Government Agency Mortgage-Backed Securities (cost $23,993,387)	25,358,467

Nuveen Investments	109

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	COLLATERALIZED MORTGAGE OBLIGATION – U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 8.7%

	Fixed Rate – 8.7%

	Federal Home Loan Mortgage Corporation Series 2629, Class BO
$631	3.250%, 03/15/2018	$650,656
	Series 2843, Class BH
527	4.000%, 01/15/2018	538,431

	Federal National Mortgage Association
	Series 2002-W1, Class 2A
542	7.244%, 02/25/2042	630,889
	Series 2009-M1, Class A1
908	3.400%, 07/25/2019	928,068
	Series 2010-M1, Class A1
1,471	3.305%, 06/25/2019	1,503,219
	Series 2010-M4, Class A1
1,469	2.520%, 06/25/2020	1,451,834

	FHLMC Multifamily Structured Pass-Through Securities Series K008, Class A1
1,003	2.746%, 12/25/2019	980,639
	Series K010, Class A1
818	3.320%, 07/25/2020	821,586
	Series K701, Class A1
1,250	2.776%, 06/26/2017	1,265,796

	FHLMC Structured Pass-Through Securities Series T-45, Class A4
907	4.520%, 08/27/2012	940,105
$9,526	Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (cost $9,627,201)	9,711,223

Principal Amount (000)	Description ▲	Value
	ASSET-BACKED SECURITIES – 5.7%

	Home Equity – 0.0%

	GRMT Mortgage Loan Trust Series 2001-1A, Class M1
36	8.272%, 07/20/2031 ■ ¥	33,696
	Manufactured Housing – 0.7%

	Origen Manufactured Housing Series 2005-B, Class M1
750	5.990%, 01/15/2037 Δ	750,991
	Other – 5.0%

	Henderson Receivables Series 2010-3A, Class A
869	3.820%, 12/15/2048 ■	840,169
	Series 2010-1, Class A
945	5.560%, 07/15/2059 ■	991,410

	GMAC Mortgage Servicer Advance Funding Series 2011-1A, Class A
735	3.720%, 03/15/2023 ■	738,844

	Small Business Administration Series 2005-P10A, Class 1
428	4.638%, 02/10/2015	447,114
	Series 2005-P10B, Class 1
305	4.940%, 08/10/2015	322,195
	Series 2008-P10A, Class 1
1,122	5.902%, 02/10/2018	1,245,103

110	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Other (continued)
	Series 2010-10A, Class 1
$983	4.108%, 03/10/2020	$1,035,732
5,387	Total Other	5,620,567
$6,173	Total Asset-Backed Securities (cost $6,316,186)	6,405,254

Principal Amount (000)	Description ▲	Value

	COLLATERALIZED MORTGAGE OBLIGATION-PRIVATE MORTGAGE-BACKED SECURITIES – 4.6%

	Fixed Rate – 4.6%

	FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A
$1,156	3.250%, 04/25/2038 ■	$1,168,798

	GSMPS Mortgage Loan Trust Series 2003-1, Class B1
823	6.806%, 03/25/2043 ■	545,550

	GSR Mortgage Loan Trust Series 2005-4F, Class B1
1,260	5.744%, 05/25/2035 ¥	735,514

	Impac Secured Assets Series 2000-3, Class M1
384	8.000%, 10/25/2030 ¥	338,033

	Lehman Mortgage Trust Series 2008-6, Class 1A1
477	6.108%, 07/25/2047	459,010

	NCUA Guaranteed Notes Series 2010-C1, Class A1
1,094	1.600%, 10/29/2020	1,066,796

	Residential Accredit Loans Series 2003-QS12, Class M1
550	5.000%, 06/25/2018 ¥	434,879

	Sequoia Mortgage Trust Series 2011-1, Class A1
447	4.125%, 02/25/2041	447,095
$6,191	Total Collateralized Mortgage Obligation-Private Mortgage-Backed Securities (cost $6,020,890)	5,195,675

Principal Amount (000)	Description ▲	Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.4%

	Bear Stearns Commercial Mortgage Securities Series 2005-T20, Class A4A
550	5.296%, 10/12/2042 Δ	592,397

	Commercial Mortgage Pass-Through Certificates Series 2005-LP5, Class A4
550	4.982%, 05/10/2043 Δ	585,322

	Greenwich Capital Commercial Funding Series 2007-GG11, Class A4
1,000	5.736%, 12/10/2049	1,057,704
	Series 2007-GG9, Class A4
1,000	5.444%, 03/10/2039	1,058,463

	JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2, Class A1
952	2.749%, 07/15/2017 ■	934,421

	Morgan Stanley Capital I Series 2006-IQ12, Class A4
650	5.332%, 12/15/2043	685,838
$4,702	Total Commercial Mortgage-Backed Securities (cost $4,584,655)	4,914,145

Nuveen Investments	111

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	CORPORATE BONDS – 3.4%

	Banking – 1.7%

	Bank of America Series MTN
$630	2.100%, 04/30/2012	$641,545

	Citibank
625	1.750%, 12/28/2012	636,014

	JPMorgan Chase
625	2.200%, 06/15/2012	639,009
1,880	Total Banking	1,916,568
	Brokerage – 0.6%

	Goldman Sachs
615	3.250%, 06/15/2012	635,352
	Finance – 1.1%

	GMAC
630	1.750%, 10/30/2012	640,544

	Private Export Funding
550	3.050%, 10/15/2014	573,616
1,180	Total Finance	1,214,160
$3,675	Total Corporate Bonds (cost $3,703,757)	3,766,080

Shares	Description ▲	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 19.4%

	Mount Vernon Securities Lending Prime Portfolio
21,661,128	0.265% Ω †	$21,661,128
	Total Investments Purchased with Proceeds from Securities Lending (cost $21,661,128)	21,661,128

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 1.1%

	Money Market Funds – 0.9%

	First American Government Obligations Fund, Class Z
482,240	0.000% Ω	$482,240

	First American U.S. Treasury Money Market Fund, Class Z
551,159	0.000% Ω	551,159
	Total Money Market Funds	1,033,399
	U.S. Treasury Obligation – 0.2%

	U.S. Treasury Bill
$200	0.042%, 04/14/2011 ☐	199,997
	Total Short-Term Investments (cost $1,233,391)	1,233,396
	Total Investments (cost $ 131,372,136) – 119.3%	133,464,579
	Other Assets Less Liabilities – (19.3)% ¯	(21,556,392)
	Net Assets – 100.0%	$111,908,187

112	Nuveen Investments

Investments in Derivatives

Futures Contracts outstanding at March 31, 2011:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at March 31, 2011	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Long	85	6/11	$18,540,625	$12,155
U.S. Treasury 5-Year Note	Short	(13)	6/11	(1,518,258)	1,832
U.S. Treasury 10-Year Note	Long	18	6/11	2,142,563	(3,432)
U.S. Treasury Long Bond	Short	(1)	6/11	(120,188)	(2)
					$10,553

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Government & Agency Securities	$—	$55,219,211	$—	$55,219,211
U.S. Government Agency Mortgage-Backed Securities	—	25,358,467	—	25,358,467
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	—	9,711,223	—	9,711,223
Asset-Backed Securities	—	6,405,254	—	6,405,254
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	—	5,195,675	—	5,195,675
Commercial Mortgage-Backed Securities	—	4,914,145	—	4,914,145
Corporate Bonds	—	3,766,080	—	3,766,080
Investments Purchased with Proceeds from Securities Lending	21,661,128	—	—	21,661,128
Short-Term Investments	1,033,399	199,997	—	1,233,396
Derivatives:
Futures Contracts*	10,553	—	—	10,553
Total	$22,705,080	$110,770,052	$—	$133,475,132

*	Represents net unrealized appreciation (depreciation).

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Nuveen Investments	113

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund (continued)

March 31, 2011

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

The following table presents the fair balue of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contract	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$13,987	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$3,434

*	Represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31 2011, the cost of investments (excluding investments in derivatives) was $131,747,852.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$3,391,153
Depreciation	(1,674,426)
Net unrealized appreciation (depreciation) of investments	$1,716,727

▲	All percentages shown in Portfolio of Investments are based on net assets.

▼	This security or a portion of this security is out on loan at March 31, 2011.

Δ	Variable Rate Security – The rate shown is the rate in effect as of March 31, 2011.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”

¥	Security considered illiquid.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2011.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of March 31, 2011.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.

¯	Other Assets Less Liabilities includes Values and/or the Unrealized Apprecation (Depreciation) of derivative instruments as listed within Investments in Derivatives.
*	Principal Amount (000) rounds to less than $1,000.

114	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund

(formerly known as First American Intermediate Term Bond Fund)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	CORPORATE BONDS – 53.3%

	Banking – 11.3%

	Bank of America
$1,000	6.500%, 08/01/2016	$1,106,624
4,080	5.625%, 07/01/2020 ▼	4,188,838
3,975	5.875%, 01/05/2021	4,150,609

	Barclays Bank
3,630	5.125%, 01/08/2020	3,692,821

	BBVA Bancomer
925	4.500%, 03/10/2016 ■ ▼	926,959

	Citigroup
2,000	4.587%, 12/15/2015 ▼	2,068,098
4,590	6.125%, 11/21/2017	5,001,522
2,540	5.375%, 08/09/2020 ▼	2,614,811

	Comerica Bank
3,245	5.750%, 11/21/2016	3,572,077

	Deutsche Bank
3,205	3.875%, 08/18/2014	3,341,805

	Fifth Third Bancorp
1,495	6.250%, 05/01/2013	1,621,649
1,745	3.625%, 01/25/2016	1,743,463

	ING Bank
1,470	4.000%, 03/15/2016 ■	1,467,946

	JPMorgan Chase
3,290	5.150%, 10/01/2015	3,524,268
4,950	4.250%, 10/15/2020 ▼	4,730,774
	Series 1
1,825	7.900%, 04/29/2049 ▼ Δ	1,996,751

	JPMorgan Chase Capital XXII Series V
1,750	6.450%, 01/15/2087 ▼	1,761,198

	KeyCorp Series MTN
2,960	3.750%, 08/13/2015 ▼	2,990,932

	Lloyds TSB Bank
1,000	4.375%, 01/12/2015 ■ ▼	1,018,523
2,500	4.875%, 01/21/2016 ▼	2,577,810

	Morgan Stanley
2,180	5.750%, 01/25/2021 ▼	2,200,265

	Nordea Eiendomskreditt Class A
3,500	1.875%, 04/07/2014 ■	3,492,817

	North Fork Bancorp
3,130	5.875%, 08/15/2012	3,275,748

	PNC Funding
3,300	3.625%, 02/08/2015	3,411,695

	Royal Bank of Scotland
1,000	6.400%, 10/21/2019 ▼	1,029,495

	Sovereign Bank
2,040	8.750%, 05/30/2018	2,304,690

	State Street
1,770	4.956%, 03/15/2018	1,823,914

	UBS Preferred Funding Trust V
1,170	6.243%, 05/29/2049 ▼ Δ	1,155,375

	Wachovia
1,450	5.750%, 06/15/2017 ▼	1,606,388

Nuveen Investments	115

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Banking (continued)

	Wachovia Captial Trust III
$2,220	5.570%, 03/29/2049 ▼	$2,036,850

	Wells Fargo Series K
3,365	7.980%, 03/29/2049 ▼ Δ	3,684,675
77,300	Total Banking	80,119,390
	Basic Industry – 3.1%

	Arcelormittal
3,260	5.250%, 08/05/2020 ▼	3,188,313

	Celulosa Arauco Constitucion
2,000	5.625%, 04/20/2015 ▼	2,139,312

	Dow Chemical
2,680	2.500%, 02/15/2016	2,579,701

	Incitec Pivot Finance
2,255	6.000%, 12/10/2019 ■	2,362,854

	Newmont Mining
3,720	5.125%, 10/01/2019 ▼	3,991,021

	Rio Tinto Finance
1,970	3.500%, 11/02/2020	1,836,432

	Southern Copper
2,000	5.375%, 04/16/2020 ▼	2,033,000

	Teck Resources
1,825	3.850%, 08/15/2017 ▼	1,826,874

	Vale Overseas
1,940	4.625%, 09/15/2020	1,892,264
21,650	Total Basic Industry	21,849,771
	Brokerage – 3.3%

	Goldman Sachs Capital II
1,165	5.793%, 12/29/2049 Δ	1,004,813

	Goldman Sachs Group
3,845	6.150%, 04/01/2018	4,168,660
6,835	6.000%, 06/15/2020	7,225,449

	Merrill Lynch
3,425	6.050%, 05/16/2016	3,619,845

	Morgan Stanley
3,335	5.375%, 10/15/2015	3,542,827
3,750	5.500%, 07/24/2020	3,747,364
22,355	Total Brokerage	23,308,958
	Capital Goods – 1.2%

	John Deere Captial
2,295	2.800%, 09/18/2017	2,243,197

	L-3 Communications
1,885	4.750%, 07/15/2020 ▼	1,877,321

	Tyco International
4,405	3.375%, 10/15/2015	4,525,027
8,585	Total Capital Goods	8,645,545
	Communications – 7.6%

	American Tower
2,405	5.050%, 09/01/2020 ▼	2,336,532

	AT&T
2,250	2.500%, 08/15/2015	2,233,305
3,350	5.800%, 02/15/2019 ▼	3,721,143

116	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Communications (continued)

	British Sky Broadcasting
$1,845	6.100%, 02/15/2018 ■	$2,051,513

	CBS
3,125	5.750%, 04/15/2020	3,305,187

	Comcast
1,930	5.150%, 03/01/2020 ▼	2,009,055

	Deutsche Telekom
1,560	5.875%, 08/20/2013	1,711,513

	DirecTV Holdings
2,850	3.550%, 03/15/2015 ▼	2,912,025
2,800	5.200%, 03/15/2020 ▼	2,883,874

	Discovery Communications
1,460	5.050%, 06/01/2020	1,520,740

	Embarq
1,170	7.082%, 06/01/2016 ▼	1,330,512

	Juniper Networks
1,000	4.600%, 03/15/2021	996,785

	Motorola Solutions
2,930	6.000%, 11/15/2017	3,206,610

	NBC Universal
3,895	5.150%, 04/30/2020 ■	4,014,378

	News America
2,000	5.650%, 08/15/2020 ▼	2,176,570
2,100	4.500%, 02/15/2021 ■	2,057,435

	Rogers Communications
1,390	6.800%, 08/15/2018	1,624,957

	Telecom Italia Capital
2,570	7.175%, 06/18/2019 ▼	2,809,345

	Time Warner
1,730	4.750%, 03/29/2021	1,718,582

	Time Warner Cable
2,000	8.250%, 02/14/2014	2,325,416
2,025	6.750%, 07/01/2018	2,300,443

	Verizon Communications
3,755	8.750%, 11/01/2018	4,804,320
50,140	Total Communications	54,050,240
	Consumer Cyclical – 1.4%

	Home Depot
1,000	3.950%, 09/15/2020 ▼	973,804

	Ingram Micro
1,205	5.250%, 09/01/2017	1,225,064

	R.R. Donnelley & Sons
1,195	7.625%, 06/15/2020	1,257,234

	Time Warner
3,000	4.700%, 01/15/2021 ▼	2,987,244

	Whirlpool Series MTN
3,165	5.500%, 03/01/2013	3,363,908
9,565	Total Consumer Cyclical	9,807,254
	Consumer Non Cyclical – 5.3%

	Altria Group
3,000	9.700%, 11/10/2018 ▼	3,945,351

	Anheuser-Busch InBev
3,450	7.750%, 01/15/2019	4,244,563

Nuveen Investments	117

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Consumer Non Cyclical (continued)

	Baxter International
$1,500	4.500%, 08/15/2019 ▼	$1,562,537

	C.R. Bard
2,820	4.400%, 01/15/2021	2,860,108

	ConAgra Foods
2,595	5.875%, 04/15/2014	2,838,245

	Genentech
1,650	4.750%, 07/15/2015	1,794,774

	Kellogg
2,620	4.450%, 05/30/2016	2,807,168

	Kraft Foods
1,225	6.500%, 08/11/2017	1,396,931
3,500	5.375%, 02/10/2020 ▼	3,695,111

	Lorillard Tobacco
1,815	8.125%, 06/23/2019	2,113,288

	Merck
3,330	2.250%, 01/15/2016	3,265,465

	Reynolds American
3,000	6.750%, 06/15/2017 ▼	3,430,656

	Roche Holdings
2,100	6.000%, 03/01/2019 ■ ▼	2,380,289

	UnitedHealth Group
1,295	3.875%, 10/15/2020 ▼	1,232,832
33,900	Total Consumer Non Cyclical	37,567,318
	Electric – 1.6%

	Constellation Energy Group
2,275	5.150%, 12/01/2020 ▼	2,257,098

	FirstEnergy Solutions
2,220	6.050%, 08/15/2021	2,300,375

	National Rural Utilities
3,100	10.375%, 11/01/2018	4,232,662

	Ohio Power Series K
2,100	6.000%, 06/01/2016 ▼	2,363,395
9,695	Total Electric	11,153,530
	Energy – 3.5%

	Anadarko Petroleum
2,745	6.375%, 09/15/2017	3,021,408

	Ensco
2,765	4.700%, 03/15/2021 ▼	2,744,556

	EOG Resources
2,500	4.100%, 02/01/2021 ▼	2,420,410

	Hess
2,750	8.125%, 02/15/2019 ▼	3,452,215

	Marathon Petroleum
1,685	5.125%, 03/01/2021 ■	1,698,451

	Nabors Industries
1,735	5.000%, 09/15/2020 ▼	1,723,353

	Petroleos Mexicanos
1,000	4.875%, 03/15/2015 ▼	1,065,000

	Suncor Energy
1,275	6.100%, 06/01/2018	1,439,767

	Valero Energy
1,315	4.500%, 02/01/2015	1,383,803

118	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Energy (continued)

	Weatherford Bermuda
$3,810	5.125%, 09/15/2020	$3,783,159

	Woodside Finance
1,880	4.500%, 11/10/2014 ■ ▼	1,991,179
23,460	Total Energy	24,723,301
	Finance – 6.4%

	American Express
1,725	7.250%, 05/20/2014 ▼	1,962,082

	American Express Credit Series C
2,405	7.300%, 08/20/2013	2,689,184

	Ameriprise Financial
3,330	5.300%, 03/15/2020	3,529,747

	Asciano Finance
2,450	5.000%, 04/07/2018	2,436,721

	Capital One Bank
3,140	8.800%, 07/15/2019 ▼	3,948,114

	Capital One Financial
1,775	6.150%, 09/01/2016	1,943,733

	Countrywide Financial
2,395	6.250%, 05/15/2016	2,556,873

	Discover Financial Services
2,245	10.250%, 07/15/2019	2,888,121

	General Electric Capital
6,235	4.800%, 05/01/2013	6,624,756
4,770	2.100%, 01/07/2014	4,772,834
1,530	5.300%, 02/11/2021 ▼	1,553,974
	Series A
2,500	3.750%, 11/14/2014 ▼	2,604,728
	Series MTN
3,955	5.625%, 09/15/2017	4,291,669

	Private Export Funding
575	3.050%, 10/15/2014	599,689

	Transcapitalinvest
2,990	5.670%, 03/05/2014 ■	3,192,722
42,020	Total Finance	45,594,947
	Industrial Other – 0.2%

	Thermo Fisher Scientific
1,265	3.200%, 05/01/2015	1,295,069
	Insurance – 4.4%

	Aflac
3,000	8.500%, 05/15/2019 ▼	3,626,612

	Allied World Assurance
2,860	7.500%, 08/01/2016	3,189,872

	American International Group
3,000	8.250%, 08/15/2018 ▼	3,508,617

	Catlin Insurance
1,650	7.249%, 12/31/2049 ■	1,555,125

	Hartford Financial Services Group Series MTN
3,055	6.000%, 01/15/2019	3,211,230

	Lincoln National
2,720	8.750%, 07/01/2019 ▼	3,444,227

	Met Life Global Funding I
3,730	5.125%, 04/10/2013 ■	3,980,496

Nuveen Investments	119

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Insurance (continued)

	Pacific Life Global Funding
$2,205	5.150%, 04/15/2013 ■	$2,338,394

	Pacific Life Insurance
965	6.000%, 02/10/2020 ■	1,027,578

	Prudential Financial
3,235	5.100%, 09/20/2014	3,476,917

	ZFS Finance USA Trust V
1,530	6.500%, 05/09/2067 ■ Δ	1,533,825
27,950	Total Insurance	30,892,893
	Natural Gas – 0.4%

	Kinder Morgan Energy Partners
1,135	5.000%, 12/15/2013 ▼	1,227,110

	Transocean
1,820	6.000%, 03/15/2018	1,965,010
2,955	Total Natural Gas	3,192,120
	Real Estate – 1.3%

	Health Care – REIT
1,630	3.625%, 03/15/2016	1,614,626

	Health Care Properties – REIT Series MTN
1,960	6.300%, 09/15/2016	2,159,542

	Prologis – REIT
3,545	6.875%, 03/15/2020	3,879,042

	Vornado Realty – REIT
1,730	4.250%, 04/01/2015	1,771,428
8,865	Total Real Estate	9,424,638
	Sovereign – 0.2%

	United Mexican States
1,400	5.625%, 01/15/2017	1,544,200
	Transportation – 1.7%

	AEP Texas Central Series A-2
6,383	4.980%, 07/01/2013	6,684,624

	American Airline Partners Trust Series A
2,000	5.250%, 01/31/2021 ▼	1,940,000

	Union Pacific
3,320	5.750%, 11/15/2017	3,724,592
11,703	Total Transportation	12,349,216
	Waste Disposal – 0.4%

	Waste Management
2,705	4.600%, 03/01/2021	2,702,741
$355,513	Total Corporate Bonds (cost $355,917,468)	378,221,131

Principal Amount (000)	Description ▲	Value
	ASSET-BACKED SECURITIES – 13.6%

	Automotive – 4.2%

	Bank of America Auto Trust Series 2010-2, Class A3
$2,750	1.310%, 07/15/2014	$2,768,968

	Ford Credit Auto Lease Trust Series 2010-B, Class A3
4,015	0.910%, 07/15/2013 ■	4,011,697

	Ford Credit Auto Owner Trust Series 2009-A, Class A3A
2,108	3.960%, 05/15/2013	2,136,563

120	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Automotive (continued)

	Hertz Vehicle Financing Series 2009-2A, Class A1
$5,000	4.260%, 03/25/2014 ■	$5,238,571

	Nissan Auto Receivables Owner Trust Series 2007-B, Class A4
2,783	5.160%, 03/15/2014	2,843,700

	Santander Drive Auto Receivables Trust Series 2010-1, Class A2
5,295	1.360%, 03/15/2013	5,309,536

	Smart Trust Series 2011-1USA, Class A3B
6,215	1.258%, 12/14/2013 ■	6,202,676

	World Omni Auto Receivables Trust Series 2010-A, Class A2
1,493	0.700%, 05/15/2011	1,493,172
29,658	Total Automotive	30,004,883
	Credit Cards – 3.7%

	Bank of America Credit Card Trust Series 2007-A8, Class A8
5,855	5.590%, 11/17/2014	6,199,672

	Cabela’s Master Credit Card Trust Series 2010-1A, Class A2
4,030	1.706%, 01/15/2018 ■ Δ	4,169,171
	Series 2010-2A, Class A1
4,340	2.290%, 09/17/2018 ■	4,268,175

	Capital One Multi-Asset Execution Trust Series 2008-A3, Class A3
4,795	5.050%, 02/15/2016	5,160,010

	Citibank Credit Card Issuance Trust Series 2006-A4, Class A4
2,195	5.450%, 05/10/2013	2,206,664

	Discover Card Master Trust Series 2007-A1, Class A1
3,530	5.650%, 03/16/2020	3,959,553
24,745	Total Credit Cards	25,963,245
	Home Equity – 2.5%

	Amresco Residential Security Mortgage Series 1997-3, Class A9
18	6.960%, 03/25/2027 ¥	17,883

	Contimortgage Home Equity Loan Trust Series 1997-2, Class A9
11	7.900%, 04/15/2028 ¥	10,491

	RBSSP Resecuritization Trust Series 2009-11, Class 4A1
665	2.000%, 12/26/2037 ■ Δ	665,788
	Series 2009-13, Class 5A1
3,592	0.355%, 11/26/2036 ■ Δ	3,540,332
	Series 2009-8, Class 3A1
551	0.390%, 03/26/2037 ■ Δ	541,223
	Series 2009-9, Class 9A1
2,282	0.410%, 09/26/2037 ■ Δ	2,193,646
	Series 2010-10, Class 2A1
2,430	0.420%, 09/26/2036 ■ Δ	2,195,687
	Series 2010-4, Class 1A1
4,510	0.360%, 03/26/2036 ■ Δ	4,184,310
	Series 2010-8, Class 4A1
2,424	0.580%, 07/26/2036 ■ Δ	2,288,370

Nuveen Investments	121

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Home Equity (continued)

	Renaissance Home Equity Loan Trust Series 2005-3, Class AF4
$2,590	5.140%, 11/25/2035 Δ	$2,269,433
19,073	Total Home Equity	17,907,163
	Manufactured Housing – 0.1%

	Green Tree Financial Series 1996-9, Class A5
58	7.200%, 01/15/2028 ¥	59,293
	Series 2008-MH1, Class A1
763	7.000%, 04/25/2038 ■	783,946
821	Total Manufactured Housing	843,239
	Other – 2.4%

	AH Mortgage Advance Trust Series 2010-ADV1, Class A1
2,795	3.968%, 08/15/2022 ■	2,801,988

	Fieldstone Mortgage Investment Series 2005-1, Class M4
2,930	1.340%, 03/25/2035	2,798,417

	Henderson Receivables Series 2010-3A, Class A
2,220	3.820%, 12/15/2048 ■	2,145,516

	Ocwen Advance Receivables Backed Notes Series 2009-3A, Class A
1,960	4.140%, 07/15/2023 ■	1,979,600

	Small Business Administration Series 2006-P10A, Class 1
2,186	5.408%, 02/10/2016	2,345,353
	Series 2010-10B, Class A
5,271	4.000%, 09/10/2020	5,153,741
17,362	Total Other	17,224,615
	Utilities – 0.7%

	CenterPoint Energy Transition Series 2008-A, Class A1
4,569	4.192%, 02/01/2020	4,880,488
$96,228	Total Asset-Backed Securities (cost $93,799,174)	96,823,633

Principal Amount (000)	Description ▲	Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES – 8.3%

	Americold LLC Trust Series 2010-ARTA, Class A2FL
$4,415	2.500%, 01/17/2029 ■ Δ	$4,456,544

	Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class A2
2,881	5.205%, 02/11/2044	2,928,656
	Series 2007-T28, Class D
1,470	5.991%, 09/11/2042 ■ ¥ Δ	1,072,119

	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A2B
2,340	5.205%, 12/11/2049	2,391,931

	Commercial Mortgage Pass-Through Certificates Series 2006-CN2A, Class A2FX
2,430	5.449%, 02/05/2019 ■	2,469,458

	Extended Stay America Trust Series 2010-ESHA, Class A
7,248	2.951%, 11/05/2027 ■	7,129,244

122	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

	GS Mortgage Securities II Series 2006-GG6, Class A2
$2,373	5.506%, 04/10/2038	$2,388,566
	Series 2010-C1, Class A1
6,137	3.679%, 08/12/2043 ■	6,203,631

	JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C1, Class A1
4,639	3.853%, 06/15/2043 ■	4,746,798
	Series 2010-C2, Class A1
3,960	2.749%, 07/15/2017 ■	3,886,230

	OBP Depositor Trust Series 2010-OBP, Class A
3,200	4.646%, 07/15/2045 ■	3,249,304

	Vornado DP Series 2010-VN0, Class A2FX
6,000	4.004%, 09/14/2028 ■	5,764,120

	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class A3
5,940	5.246%, 12/15/2043	6,087,576
	Series 2007-C34, Class A2
3,830	5.569%, 05/15/2046	3,948,162
	Series 2007-WHL8, Class A1
2,180	0.335%, 06/15/2020 ■ Δ	2,017,915
$59,043	Total Commercial Mortgage-Backed Securities (cost $58,901,993)	58,740,254

Principal Amount (000)	Description ▲	Value
	COLLATERALIZED MORTGAGE OBLIGATION – U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 7.1%

	Adjustable Rate Δ – 2.1%

	Federal Home Loan Mortgage Corporation Series 2755, Class FO
$3,957	0.710%, 04/15/2032	$3,958,970
	Series 2863
2,353	0.760%, 02/15/2019	2,367,968

	Federal National Mortgage Association Series 2003-52, Class NF
3,338	0.656%, 06/25/2023	3,351,771
	Series 2010-M6, Class A1
5,216	2.210%, 09/25/2020	4,997,460
14,864	Total Adjustable Rate	14,676,169
	Fixed Rate – 5.0%

	Federal Home Loan Mortgage Corporation Series 1167, Class E
14	7.500%, 11/15/2021	15,525
	Series 1286, Class A
34	6.000%, 05/15/2022	37,615
	Series 2750, Class HE
4,991	5.000%, 02/15/2019	5,316,338
	Series 2780, Class QC
996	4.500%, 03/15/2017	999,243
	Series 2795, Class CL
3,162	4.500%, 07/15/2017	3,220,176
	Series 3555, Class DA
3,834	4.000%, 12/15/2014	3,959,956
	Series 3555, Class EA
2,716	4.000%, 12/15/2014	2,804,969
	Series T-47, Class A6
5,429	4.159%, 08/27/2012	5,522,520

Nuveen Investments	123

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Fixed Rate (continued)

	Federal National Mortgage Association Series 1990-89, Class K
$11	6.500%, 07/25/2020	$12,144
	Series 2003-30, Class AE
3,642	3.900%, 10/25/2017	3,743,063
	Series 2009-M1, Class A1
3,633	3.400%, 07/25/2019	3,712,273
	Series 2010-M1, Class A1
6,033	3.305%, 06/25/2019	6,164,065
34,495	Total Fixed Rate	35,507,887
$49,359	Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (cost $49,722,889)	50,184,056

Principal Amount (000)	Description ▲	Value
	U.S. GOVERNMENT & AGENCY SECURITIES – 6.4%

	U.S. Agency Debentures – 4.9%

	Federal Agricultural Mortgage Corporation
$13,900	5.500%, 07/15/2011 ■	$14,111,781

	Federal Home Loan Mortgage Corporation
7,345	1.375%, 02/25/2014 ▼	7,348,386
2,055	5.000%, 12/14/2018	2,102,680

	Federal National Mortgage Association
3,580	1.000%, 09/23/2013	3,564,341
7,595	2.375%, 07/28/2015 ▼	7,673,547
34,475	Total U.S. Agency Debentures	34,800,735
	U.S. Treasuries – 1.5%

	U.S. Treasury Note
1,085	1.375%, 01/15/2013 ▼	1,097,842
1,375	2.375%, 02/28/2015 ▼	1,408,523
2,160	1.250%, 08/31/2015 ▼	2,093,513
6,765	2.625%, 11/15/2020 ▼	6,312,590
11,385	Total U.S. Treasuries	10,912,468
$45,860	Total U.S. Government & Agency Securities (cost $45,598,356)	45,713,203

Principal Amount (000)	Description ▲	Value
	U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 5.2%

	Adjustable Rate Δ – 4.1%

	Federal Home Loan Mortgage Corporation Pool
$617	2.741%, 01/01/2028, #786281	$650,934
753	5.150%, 04/01/2029, #847190	792,319
2,082	5.451%, 10/01/2030, #847209	2,192,526
685	5.192%, 05/01/2031, #847161	722,687
1,728	5.341%, 09/01/2033, #847210	1,826,194
3,152	2.688%, 01/01/2038, #848282	3,303,414

	Federal National Mortgage Association Pool
1,024	5.303%, 09/01/2033, #725111	1,080,803
4,372	3.446%, 10/01/2033, #879906	4,596,477
3,933	4.368%, 03/01/2035, #819652 ▼	4,120,150
697	2.501%, 12/01/2035, #848390	712,501
3,153	2.599%, 07/01/2036, #AE0058	3,313,830
1,713	3.092%, 07/01/2036, #886034	1,798,066
1,373	2.985%, 09/01/2036, #995949	1,440,194
2,685	3.007%, 03/01/2038, #AD0706	2,826,816
27,967	Total Adjustable Rate	29,376,911

124	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Fixed Rate – 1.1%

	Federal Home Loan Mortgage Corporation Series K001, Class A3
$951	5.469%, 01/25/2012	$963,526

	Federal National Mortgage Association Pool
2,600	3.131%, 01/01/2015, #464373	2,658,343
3,972	4.000%, 05/01/2020, #AD0107 ▼	4,155,984
7,523	Total Fixed Rate	7,777,853
$35,490	Total U.S. Government Agency Mortgage-Backed Securities (cost $36,405,791)	37,154,764

Principal Amount (000)	Description ▲	Value
	COLLATERALIZED MORTGAGE OBLIGATION – PRIVATE MORTGAGE-BACKED SECURITIES – 4.6%

	Adjustable Rate Δ – 2.9%

	Arkle Master Issuer Series 2010-1A, Class 1A
$4,240	0.479%, 05/17/2011 ■	$4,238,249

	NCUA Guaranteed Notes Series 2010-R2, Class 1A
1,383	0.623%, 11/06/2017	1,383,662
	Series 2010-R3, Class 2A
5,854	0.825%, 12/08/2020	5,883,286

	Sequoia Mortgage Trust Series 2011-1, Class A1
2,924	4.125%, 02/25/2041	2,923,310

	Structured Mortgage Loan Trust Series 2004-11, Class A
223	5.329%, 08/25/2034	208,009

	Wells Fargo Mortgage Backed Securities Trust Series 2003-J, Class 2A5
2,114	4.451%, 10/25/2033	2,147,307

	WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A4
3,275	5.000%, 02/15/2044 ■	3,350,352
20,013	Total Adjustable Rate	20,134,175
	Fixed Rate – 1.7%

	Countrywide Alternative Loan Trust Series 2004-2CB, Class 1A1
104	4.250%, 03/25/2034	103,753

	FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A
3,731	3.250%, 04/25/2038 ■	3,771,654

	GMAC Mortgage Corporation Loan Trust Series 2010-1, Class A
848	4.250%, 07/25/2040 ■	857,507

	Mortgage Equity Conversion Asset Trust Series 2010-1A, Class A
2,647	4.000%, 07/25/2060 ■	2,646,969

	NCUA Guaranteed Notes Series 2010-C1, Class A1
4,984	1.600%, 10/29/2020	4,859,324

	Westam Mortgage Financial Series 11, Class A
14	6.360%, 08/26/2020 ¥	14,830
12,328	Total Fixed Rate	12,254,037
$32,341	Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities (cost $32,286,621)	32,388,212

Nuveen Investments	125

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	MUNICIPAL BONDS – 1.4%

	Illinois
$3,735	5.877%, 03/01/2019	$3,734,066

	Louisiana Local Government Environmental Facilities, Community Development Authority Series A1
6,500	1.520%, 02/01/2018	6,480,435
$10,235	Total Municipal Bonds (cost $10,233,661)	10,214,501

Shares	Description ▲	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 19.1%

	Mount Vernon Securities Lending Prime Portfolio
135,717,350	0.265% Ω †	$135,717,350
	Total Investments Purchased with Proceeds from Securities Lending (cost $135,717,350)	135,717,350

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 1.4%

	Money Market Fund – 1.1%
8,064,739	First American Prime Obligations Fund, Class Z, 0.067% Ω	$8,064,739
	U.S. Treasury Obligations – 0.3%

	U.S. Treasury Bills ☐
$850	0.165%, 10/20/2011	849,213
330	0.042%, 04/14/2011	329,995
65	0.100%, 07/21/2011	64,980
375	0.045%, 05/05/2011	374,984
$1,620	Total U.S. Treasury Obligations	1,619,172
	Total Short-Term Investments (cost $9,683,960)	9,683,911
	Total Investments (cost $828,267,263) – 120.4%	854,841,015
	Other Assets Less Liabilities – (20.4)% ¯	(145,113,255)
	Net Assets – 100.0%	$709,727,760

Investments in Derivatives

Futures Contracts outstanding at March 31, 2011:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at March 31, 2011	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Long	250	6/11	$54,531,250	$38,482
U.S. Treasury 5-Year Note	Long	237	6/11	27,679,007	(36,320)
U.S. Treasury 10-Year Note	Short	(340)	6/11	(40,470,625)	187,463
U.S. Treasury Long Bond	Short	(26)	6/11	(3,124,875)	(16,387)
U.S. Treasury Ultra Bond	Short	(5)	6/11	(617,813)	(4,934)
					$168,304

Interest Rate Swaps outstanding at March 31, 2011:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Fixed Rate Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
JPMorgan Chase	3-Month LIBOR	Receive	1.255%	Semi-Annually	11/03/11	$20,000,000	$(194,777)
JPMorgan Chase	3-Month LIBOR	Receive	3.858	Semi-Annually	1/19/20	5,000,000	(210,802)
UBS	3-Month LIBOR	Receive	1.358	Semi-Annually	9/25/11	19,000,000	(94,825)
UBS	3-Month LIBOR	Receive	1.133	Semi-Annually	3/25/12	19,000,000	(127,780)
UBS	3-Month LIBOR	Receive	1.048	Semi-Annually	6/25/12	20,000,000	(179,522)
UBS	3-Month LIBOR	Receive	3.001	Semi-Annually	8/03/14	8,000,000	(366,055)
							$(1,173,761)

126	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Investments:
Corporate Bonds	$—	$378,221,131	$—	$378,221,131
Asset-Backed Securities	—	96,823,633	—	96,823,633
Commercial Mortgage-Backed Securities	—	58,740,254	—	58,740,254
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	—	50,184,056	—	50,184,056
U.S. Government & Agency Securities	—	45,713,203	—	45,713,203
U.S. Government Agency Mortgage-Backed Securities	—	37,154,764	—	37,154,764
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	—	32,388,212	—	32,388,212
Municipal Bonds	—	10,214,501	—	10,214,501
Investments Purchased with Proceeds from Securities Lending	135,717,350	—	—	135,717,350
Short-Term Investments	8,064,739	1,619,172	—	9,683,911
Derivatives:
Futures Contracts*	168,304	—	—	168,304
Interest Rate Swaps*	—	(1,173,761)	—	(1,173,761)
Total	$143,950,393	$709,885,165	$—	$853,835,558

*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Balance at the beginning of period	$10,874,000
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers into	—
Transfers out of	(10,874,000)
Balance at the end of period	$—

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

Nuveen Investments	127

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

March 31, 2011

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contract	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$225,945	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$57,641
Interest Rate	Swaps	Unrealized appreciation on interest rate swap contracts**	$—	Unrealized depreciation on interest rate swap contracts**	$1,173,761
Total			$225,945		$1,231,402

*	Represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments.
**	Represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31 2011, the cost of investments (excluding investments in derivatives) was $831,375,066.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$29,912,849
Depreciation	(6,446,900)
Net unrealized appreciation (depreciation) of investments	$23,465,949

▲	All percentages shown in Portfolio of Investments are based on net assets.

▼	This security or a portion of this security is out on loan at March 31, 2011.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”

Δ	Variable Rate Security – The rate shown is the rate in effect as of March 31, 2011.

¥	Security considered illiquid.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2011.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is annualized effective yield as of March 31, 2011.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.

¯	Other Assets Less Liabilities includes Values and/or the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives. REIT Real Estate Investment Trust.

LIBOR	London Inter-Bank Offered Rate

128	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund

(formerly known as First American Core Bond Fund)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	CORPORATE BONDS - 42.6%

	Banking - 8.2%

	Ally Financial
$1,650	7.500%, 09/15/2020 ■	$1,759,313

	Bank of America
3,940	6.500%, 08/01/2016	4,360,099
6,130	5.875%, 01/05/2021	6,400,811
6,225	8.000%, 12/29/2049 ▼ Δ	6,694,178

	BBVA Bancomer
1,425	4.500%, 03/10/2016 ■ ▼	1,428,018

	Citigroup
2,650	5.375%, 08/09/2020 ▼	2,728,050
3,500	8.125%, 07/15/2039 ▼	4,387,299

	Citigroup Capital XXI
3,720	8.300%, 12/21/2077 Δ	3,868,800

	First National Bank of Chicago
1,106	8.080%, 01/05/2018	1,233,542

	HSBC Holdings
4,030	6.800%, 06/01/2038	4,219,849

	ING Bank
2,105	4.000%, 03/15/2016 ■	2,102,059

	JPMorgan Chase
3,695	5.150%, 10/01/2015	3,958,106
4,330	4.400%, 07/22/2020	4,184,309
4,440	5.500%, 10/15/2040 ▼	4,338,555
	Series 1
3,645	7.900%, 04/29/2049 Δ	3,988,031

	JPMorgan Chase Capital XX
	Series T
2,510	6.550%, 09/29/2066 ▼	2,551,149

	JPMorgan Chase Capital XXII
	Series V
2,110	6.450%, 01/15/2087 ▼	2,123,502

	KeyCorp
	Series MTN
2,780	5.100%, 03/24/2021	2,762,839

	Lloyds TSB Bank
4,250	4.875%, 01/21/2016 ▼	4,382,277

	Sovereign Bank
3,675	8.750%, 05/30/2018	4,151,831

	State Street
2,735	4.956%, 03/15/2018	2,818,308

	UBS Preferred Funding Trust V
2,525	6.243%, 05/29/2049 Δ	2,493,438

	Wachovia Captial Trust III
3,500	5.570%, 03/29/2049 ▼ Δ	3,211,250

	Wells Fargo
	Series K
3,120	7.980%, 03/29/2049 ▼ Δ	3,416,400

	Wells Fargo Bank
3,415	5.950%, 08/26/2036	3,510,862

	Wells Fargo Capital X
2,760	5.950%, 12/15/2086	2,717,637

85,971	Total Banking	89,790,512

Nuveen Investments	129

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Basic Industry - 4.1%

	Allegheny Technologies
$3,000	5.950%, 01/15/2021	$3,158,670

	Arcelormittal
5,500	7.000%, 10/15/2039	5,514,718

	Cliffs Natural Resources
1,000	6.250%, 10/01/2040	993,327

	Dow Chemical
3,415	4.250%, 11/15/2020	3,261,438

	Georgia-Pacific
1,820	5.400%, 11/01/2020 ■ ▼	1,797,201

	Huntington Ingalls Industries
2,500	6.875%, 03/15/2018 ■ ▼	2,609,375

	Incitec Pivot Finance
3,830	6.000%, 12/10/2019 ■	4,013,185

	International Paper
3,015	8.700%, 06/15/2038	3,865,076

	Newmont Mining
3,500	6.250%, 10/01/2039	3,710,588

	Plum Creek Timberlands
2,500	4.700%, 03/15/2021	2,407,577

	Rio Tinto Finance U.S.A.
2,955	7.125%, 07/15/2028 ▼	3,564,581

	Southern Copper
2,550	7.500%, 07/27/2035	2,754,717

	Teck Cominco Limited
2,785	6.125%, 10/01/2035	2,859,034

	Vale Overseas
3,895	6.875%, 11/10/2039 ▼	4,163,346

42,265	Total Basic Industry	44,672,833
	Brokerage - 3.2%

	Goldman Sachs Capital II
2,415	5.793%, 12/29/2049 Δ	2,082,937

	Goldman Sachs Group
10,375	6.000%, 06/15/2020 ▼	10,967,672
3,685	6.750%, 10/01/2037	3,716,798
	Merrill Lynch
5,300	6.050%, 05/16/2016	5,601,512

	Morgan Stanley
2,450	7.300%, 05/13/2019 ▼	2,755,660
6,250	5.500%, 07/24/2020	6,245,606
3,375	5.750%, 01/25/2021 ▼	3,406,374

33,850	Total Brokerage	34,776,559
	Capital Goods - 0.7%

	GE Capital Trust I
4,000	6.375%, 11/15/2067 Δ	4,095,000

	L-3 Communications
	Series B
3,150	6.375%, 10/15/2015	3,244,500

7,150	Total Capital Goods	7,339,500

130	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Communications - 3.9%

	American Tower
$2,980	5.050%, 09/01/2020	$2,895,162

	AT&T
3,530	6.550%, 02/15/2039 ▼	3,679,100

	British Sky Broadcasting
3,450	6.100%, 02/15/2018 ■	3,836,162

	DirecTV Holdings
3,215	5.200%, 03/15/2020	3,311,305

	Embarq
2,575	7.082%, 06/01/2016 ▼	2,928,264

	Frontier Communications
3,500	8.500%, 04/15/2020	3,793,125

	NBC Universal
1,315	4.375%, 04/01/2021 ■	1,258,968
3,060	6.400%, 04/30/2040 ■	3,141,800

	News America
35	6.150%, 03/01/2037	34,681
3,590	6.650%, 11/15/2037	3,765,174
1,275	6.150%, 02/15/2041 ■ ▼	1,264,346

	Sprint Nextel
2,000	6.000%, 12/01/2016	2,007,500

	Time Warner Cable
2,000	8.750%, 02/14/2019	2,493,468
2,410	5.875%, 11/15/2040 ▼	2,264,554

	Verizon Communications
5,870	6.900%, 04/15/2038 ▼	6,514,720

40,805	Total Communications	43,188,329
	Consumer Cyclical - 2.1%

	Ingram Micro
2,000	5.250%, 09/01/2017	2,033,302

	J.C. Penney
2,585	5.650%, 06/01/2020	2,491,294

	Navistar International
2,210	8.250%, 11/01/2021 ▼	2,450,338

	O’Reilly Automotive
4,060	4.875%, 01/14/2021	4,015,774

	R.R. Donnelley & Sons
1,990	7.625%, 06/15/2020	2,093,637

	Time Warner
2,405	4.750%, 03/29/2021	2,389,127

	Viacom
4,105	6.875%, 04/30/2036	4,494,950

	Whirlpool
	Series MTN
2,650	5.500%, 03/01/2013	2,816,542

22,005	Total Consumer Cyclical	22,784,964
	Consumer Non Cyclical - 2.4%

	Altria Group
2,975	9.950%, 11/10/2038 ▼	4,149,518

	Anheuser-Busch InBev Worldwide
2,350	8.200%, 01/15/2039 ▼	3,197,119

Nuveen Investments	131

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Consumer Non Cyclical (continued)

	Constellation Brands
$1,000	7.250%, 05/15/2017	$1,085,000

	General Mills
3,780	5.400%, 06/15/2040	3,719,645

	HCA
2,400	7.250%, 09/15/2020	2,568,000

	Kraft Foods
2,605	6.500%, 02/09/2040 ▼	2,782,364

	Lorillard Tobacco
3,350	8.125%, 06/23/2019	3,900,559

	UnitedHealth Group
3,185	6.875%, 02/15/2038	3,572,684

	Valeant Pharmaceuticals
2,080	6.875%, 12/01/2018 ■	2,038,400

23,725	Total Consumer Non Cyclical	27,013,289
	Electric - 1.4%

	Constellation Energy Group
3,305	5.150%, 12/01/2020 ▼	3,278,993

	FirstEnergy Solutions
3,690	6.050%, 08/15/2021	3,823,596

	MidAmerican Energy Holdings
2,685	6.125%, 04/01/2036	2,847,899

	NV Energy
2,725	6.250%, 11/15/2020	2,773,200

	Ohio Power
	Series K
2,600	6.000%, 06/01/2016 ▼	2,926,108

15,005	Total Electric	15,649,796
	Energy - 4.5%

	Anadarko Petroleum
2,070	6.375%, 09/15/2017	2,278,439
3,230	6.200%, 03/15/2040 ▼	3,120,483

	Canadian Oil Sands
3,050	7.750%, 05/15/2019 ■	3,571,462

	Chesapeake Energy
3,000	6.125%, 02/15/2021	3,097,500

	Cloud Peak Energy Resources
2,000	8.500%, 12/15/2019 ▼	2,215,000

	Diamond Offshore Drilling
3,280	5.700%, 10/15/2039	3,238,951

	Ensco
3,870	4.700%, 03/15/2021 ▼	3,841,385

	Forest Oil
2,700	7.250%, 06/15/2019 ▼	2,821,500

	Lukoil International Finance
4,785	6.125%, 11/09/2020 ■ ▼	4,880,700

	Nabors Industries
2,935	5.000%, 09/15/2020 ▼	2,915,297

	Nexen
3,475	6.400%, 05/15/2037	3,471,195

132	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Energy (continued)

	Petrobras International Finance
$2,495	6.875%, 01/20/2040	$2,612,771

	Petro-Canada
2,255	6.800%, 05/15/2038	2,502,083

	Pride International
1,745	6.875%, 08/15/2020	1,978,394

	Valero Energy
3,290	6.125%, 02/01/2020 ▼	3,558,365

	Weatherford International
3,740	7.000%, 03/15/2038	3,961,322

47,920	Total Energy	50,064,847
	Finance - 4.5%

	Anglogold Holdings
4,530	6.500%, 04/15/2040	4,536,940

	Asciano Finance
3,800	5.000%, 04/07/2018 ■	3,779,404

	Capital One Bank
2,790	8.800%, 07/15/2019 ▼	3,508,037

	Capital One Capital III
2,755	7.686%, 08/15/2036	2,834,206

	Countrywide Financial
4,390	6.250%, 05/15/2016	4,686,711

	Discover Financial Services
3,690	10.250%, 07/15/2019	4,747,067

	Fresenius U.S. Finance II
2,450	9.000%, 07/15/2015 ■	2,808,313

	General Electric Capital
2,375	5.300%, 02/11/2021 ▼	2,412,214
	Series MTN
4,915	6.875%, 01/10/2039	5,485,105

	International Lease Finance
1,715	8.875%, 09/01/2017 ▼	1,933,662
4,095	8.250%, 12/15/2020 ▼	4,489,144

	Rockies Express Pipeline
3,120	5.625%, 04/15/2020 ■	3,101,430

	TransCapitalinvest
4,995	5.670%, 03/05/2014 ■	5,333,661

45,620	Total Finance	49,655,894
	Insurance - 3.9%

	Aflac
3,975	6.450%, 08/15/2040	3,989,576

	Allied World Assurance
4,805	7.500%, 08/01/2016	5,359,209

	Catlin Insurance
2,970	7.249%, 12/31/2049 ■ Δ	2,799,225

	Genworth Financial
	Series MTN
3,940	6.515%, 05/22/2018	3,897,838

	Hartford Financial Services Group
	Series MTN
5,860	6.000%, 01/15/2019	6,159,674

Nuveen Investments	133

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Insurance (continued)

	Lincoln National
$2,295	8.750%, 07/01/2019 ▼	$2,906,067
3,205	6.050%, 04/20/2067	2,996,675

	MetLife
3,400	6.750%, 06/01/2016	3,930,210

	MetLife Capital Trust IV
3,735	7.875%, 12/15/2067 ■	4,015,125

	Pacific Life Insurance
1,640	6.000%, 02/10/2020 ■	1,746,351

	Prudential Financial
2,500	5.900%, 03/17/2036	2,512,925

	ZFS Finance USA Trust V
2,755	6.500%, 05/09/2067 ■ Δ	2,761,887

41,080	Total Insurance	43,074,762
	Natural Gas - 1.1%

	Energy Transfer Equity
2,450	7.500%, 10/15/2020 ▼	2,664,375

	Kinder Morgan Energy Partners
	Series MTN
3,060	6.950%, 01/15/2038	3,298,659

	NGPL Pipeco
2,640	7.119%, 12/15/2017 ■	2,949,759

	Transocean
3,015	6.000%, 03/15/2018	3,255,223

11,165	Total Natural Gas	12,168,016
	Real Estate - 1.3%

	Health Care - REIT
4,500	5.250%, 01/15/2022	4,390,483

	Health Care Properties - REIT
	Series MTN
3,310	6.300%, 09/15/2016	3,646,981

	Prologis - REIT
2,995	6.875%, 03/15/2020	3,277,216

	Vornado Realty - REIT
2,705	4.250%, 04/01/2015	2,769,777

13,510	Total Real Estate	14,084,457
	Transportation - 1.3%

	Air Canada
1,950	9.250%, 08/01/2015 ■ ▼	2,032,875

	American Airline Partners Trust
	Series A
3,000	5.250%, 01/31/2021 ▼	2,910,000

	Continental Airlines
	Series 2007-1, Class C
3,124	7.339%, 04/19/2014 ▼	3,108,308

	Delta Airlines
	Series 2002-1, Class G-1
1,237	6.718%, 07/02/2024	1,259,101

	Northwest Airlines
	Series 2007-1, Class A
2,060	7.027%, 11/01/2019	2,121,619

134	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Transportation (continued)

	United Airlines
	Series 2007-1, Class A
$2,405	6.636%, 01/02/2024	$2,428,632

13,776	Total Transportation	13,860,535
443,847	Total Corporate Bonds (cost $441,703,865)	468,124,293
	U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 24.6%

	Adjustable Rate Δ - 1.2%

	Federal Home Loan Mortgage Corporation Pool
144	2.545%, 05/01/2025, #846757	151,329
805	2.475%, 04/01/2029, #847190	846,590
1,027	2.625%, 03/01/2030, #847180	1,083,797
1,322	2.452%, 07/01/2030, #847240	1,386,267
513	2.089%, 06/01/2031, #846984	526,454

	Federal National Mortgage Association Pool
3,308	2.411%, 08/01/2030, #555843	3,463,440
215	2.586%, 03/01/2031, #545359	226,699
1,089	2.353%, 09/01/2033, #725553	1,136,724
4,743	5.232%, 11/01/2034, #735054	5,025,562

	Government National Mortgage Association Pool
1	2.625%, 08/20/2023, #008259	1,070

13,167	Total Adjustable Rate	13,847,932
	Fixed Rate - 23.4%

	Federal Home Loan Mortgage Corporation Pool
1,277	4.500%, 03/01/2018, #P10023	1,333,543
2,555	4.500%, 05/01/2018, #P10032	2,671,559
519	6.500%, 01/01/2028, #G00876	588,148
1,028	6.500%, 11/01/2028, #C00676	1,161,278
779	6.500%, 12/01/2028, #C00689	880,425
436	6.500%, 04/01/2029, #C00742	493,233
1,642	6.500%, 07/01/2031, #A17212	1,855,247
1,479	6.000%, 11/01/2033, #A15521	1,626,912
1,109	7.000%, 08/01/2037, #H09059	1,259,738
4,049	5.816%, 09/01/2037, #1G2163 ▼	4,304,688
651	7.000%, 09/01/2037, #H01292	739,805

	Federal National Mortgage Association Pool
9,878	3.790%, 07/01/2013, #386314	10,227,971
502	5.500%, 02/01/2014, #440780	543,377
129	7.000%, 02/01/2015, #535206	137,965
281	7.000%, 08/01/2016, #591038	310,915
1,472	5.500%, 12/01/2017, #673010	1,597,604
1,732	6.000%, 10/01/2022, #254513	1,907,021
4,308	5.500%, 01/01/2025, #255575 ▼	4,686,671
132	7.000%, 04/01/2026, #340798	152,487
213	7.000%, 05/01/2026, #250551	245,958
3,849	6.000%, 08/01/2027, #256852	4,190,346
1,006	6.500%, 02/01/2029, #252255	1,138,077
1,958	6.500%, 12/01/2031, #254169	2,184,820
4,000	6.000%, 04/01/2032, #745101 ▼	4,317,313
1,431	7.000%, 07/01/2032, #254379	1,642,784
607	7.000%, 07/01/2032, #545813	698,327
371	7.000%, 07/01/2032, #545815	439,848
1,934	6.000%, 09/01/2032, #254447	2,129,772
3,540	6.000%, 03/01/2033, #688330 ▼	3,898,308
3,858	5.500%, 04/01/2033, #694605 ▼	4,154,174
2,794	6.500%, 05/01/2033, #555798	3,160,924
5,826	5.500%, 07/01/2033, #709446 ▼	6,273,877
2,911	5.500%, 10/01/2033, #555800 ▼	3,133,748

Nuveen Investments	135

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Fixed Rate (continued)
$325	6.000%, 11/01/2033, #772130	$358,056
628	6.000%, 11/01/2033, #772256	690,625
1,878	5.000%, 03/01/2034, #725248	1,979,687
3,408	5.000%, 03/01/2034, #725250	3,592,763
9,110	4.500%, 04/01/2034, #014170	9,270,846
1	5.000%, 06/01/2034, #782909	979
4,769	6.500%, 06/01/2034, #735273 ▼	5,422,218
762	6.000%, 10/01/2034, #781776	836,755
13,411	5.500%, 07/01/2036, #995112 ▼	14,423,597
1,904	6.000%, 08/01/2036, #885536	2,095,762
3,659	6.000%, 09/01/2036, #900555 ▼	4,026,198
2,136	6.000%, 06/01/2037, #944340	2,327,265
1,236	6.500%, 08/01/2037, #256845	1,386,449
2,321	6.000%, 09/01/2037, #256890	2,508,639
10,030	5.500%, 01/01/2038, #968975 ▼	10,750,017
13,675	5.000%, 03/01/2038, #973241 ▼	14,327,974
1	5.000%, 05/01/2038, #983077	1,565
12,079	5.500%, 05/01/2038, #889618 ▼	12,946,318
435	6.000%, 06/01/2038, #889706	473,444
2	5.500%, 07/01/2038, #985344	2,238
2,868	6.000%, 08/01/2038, #257307	3,124,306
4,285	6.000%, 10/01/2038, #993138 ▼	4,677,634
8,565	4.500%, 09/01/2039, #AC1877 ▼	8,728,477
8,152	4.500%, 12/01/2039, #932323 ▼	8,307,608
2,109	5.000%, 12/01/2039, #932260	2,211,982
13,052	5.000%, 05/01/2040, #AD4375 ▼	13,679,018
9,403	4.000%, 11/01/2040, #AE7723 ▼	9,263,184
9,640	4.000%, 12/01/2040, #AB1959 ▼	9,496,040
12,412	4.000%, 01/01/2041, #AE7265 ▼	12,226,717

	Government National Mortgage Association Pool
262	7.500%, 11/15/2030, #537699	305,610
10,915	4.500%, 02/20/2041, #004946	11,261,693
11,500	4.500%, 04/15/2041, #001019	11,841,400
243,188	Total Fixed Rate	256,631,927
$256,355	Total U.S. Government Agency Mortgage-Backed Securities (cost $261,282,809)	270,479,859

Principal Amount (000)	Description ▲	Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.0%

	Americold Trust
	Series 2010-ARTA, Class C
6,125	6.811%, 01/14/2029 ■	6,719,528

	Banc of America Commercial Mortgage
	Series 2004-5, Class A3
4,991	4.561%, 11/10/2041 ▲	5,052,770
	Series 2007-2, Class AM
3,245	5.836%, 04/10/2049	3,186,830

	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4
6,640	5.405%, 12/11/2040 ▲	7,102,894
	Series 2007-T28, Class D
3,165	6.177%, 09/11/2042 ■ ▲¥	2,308,338

	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2005-CD1, Class A4
4,570	5.222%, 07/15/2044 ▲	4,912,480
	Series 2007-CD4, Class A2B
4,700	5.205%, 12/11/2049	4,804,305
	Series 2007-CD5, Class A4
620	5.886%, 11/15/2044	670,534

	Commercial Mortgage Pass-Through Certificates
	Series 2006-CN2A, Class A2FX
4,225	5.449%, 02/05/2019 ■	4,293,606

136	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

	Extended Stay America Trust
	Series 2010-ESHA, Class C
$6,410	4.860%, 11/05/2027 ■	$6,510,986

	JPMorgan Chase Commercial Mortgage Securities
	Series 2007-CB18, Class A4
6,280	5.440%, 06/12/2047	6,622,161
	Series 2010-C1, Class A1
7,689	3.853%, 06/15/2043 ■	7,867,704
	Series 2010-C2, Class A3
8,055	4.070%, 11/15/2043 ■	7,743,727

	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A4
6,000	4.367%, 03/15/2036	6,258,639
	Series 2005-C7, Class A2
3,559	5.103%, 11/15/2030	3,564,585

	Merrill Lynch Mortgage Trust
	Series 2008-C1, Class A4
7,820	5.690%, 02/12/2051	8,285,207

	Merrill Lynch/Countrywide Commericial Mortgage Trust
	Series 2006-4, Class AM
3,095	5.204%, 12/12/2049	3,042,324

	Morgan Stanley Capital I
	Series 2011-C1, Class C
2,325	5.256%, 09/15/2047 ■	2,305,051

	Morgan Stanley Dean Witter Capital I
	Series 2002-TOP7, Class A2
7,047	5.980%, 01/15/2039	7,287,570

	OBP Depositor Trust
	Series 2010-OBP, Class A
5,590	4.646%, 07/15/2045 ■	5,676,127

	Wachovia Bank Commercial Mortgage Trust
	Series 2007-WHL8, Class A1
3,374	0.335%, 06/15/2020 ■ ▲	3,123,529

	WF-RBS Commercial Mortgage Trust
	Series 2011-C2, Class C
2,300	5.392%, 02/15/2044 ■	2,273,313
$107,825	Total Commercial Mortgage-Backed Securities (cost $105,216,039)	109,612,208

Principal Amount (000)	Description ▲	Value
	ASSET-BACKED SECURITIES - 7.8%

	Automotive - 0.9%

	Bank of America Auto Trust
	Series 2010-2, Class A3
4,680	1.310%, 07/15/2014	4,712,281

	USAA Auto Owner Trust
	Series 2010-1, Class A2
249	0.630%, 06/15/2012	248,567

	Volkswagen Auto Lease Trust
	Series 2010-A, Class A2
4,680	0.770%, 01/22/2013	4,681,890

	World Omni Auto Receivables Trust
	Series 2010-A, Class A2
586	0.700%, 05/15/2011	586,535

10,195	Total Automotive	10,229,273
	Credit Cards - 0.5%

	Discover Card Master Trust
	Series 2007-A1, Class A1
5,185	5.650%, 03/16/2020	5,815,943

Nuveen Investments	137

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Home Equity - 3.0%

	Amresco Residential Security Mortgage
	Series 1997-3, Class A9
$26	6.960%, 03/25/2027 ¥	$26,205

	Countrywide Asset-Backed Certificates
	Series 2003-SC1, Class M2
766	2.500%, 09/25/2023 ▲	622,659

	RBSSP Resecuritization Trust
	Series 2009-8, Class 3A1
1,007	0.390%, 03/26/2037 ■ ▲	988,366
	Series 2009-9, Class 9A1
4,210	0.410%, 09/26/2037 ■ ▲	4,045,658
	Series 2009-11, Class 4A1
1,130	2.000%, 12/26/2037 ■ ▲	1,131,933
	Series 2010-11, Class 2A1
4,792	0.420%, 03/26/2037 ■ ▲	4,571,261
	Series 2010-4, Class 1A1
7,507	0.360%, 03/26/2036 ■ ▲	6,964,612
	Series 2010-4, Class 5A1
5,171	0.410%, 02/26/2037 ■ ▲	4,938,815
	Series 2010-8, Class 4A1
2,244	0.580%, 07/26/2036 ■ ▲	2,118,799
	Series 2010-10, Class 2A1
4,103	0.420%, 09/26/2036 ■ ▲	3,707,539

	Series 2010-11, Class 2A1

	Renaissance Home Equity Loan Trust

	Series 2005-3, Class AF4

4,365	5.140%, 11/25/2035	3,824,740
35,321	Total Home Equity	32,940,587
	Manufactured Housing - 0.2%

	Green Tree Financial
	Series 2008-MH1, Class A1
1,420	7.000%, 04/25/2038 ■	1,459,262
	Other - 3.2%

	AH Mortgage Advance Trust
	Series 2010-ADV1, Class A1
5,500	3.968%, 08/15/2022 ■	5,513,750
	Series 2010-ADV2, Class C1
3,000	8.830%, 05/10/2041 ■	3,000,000

	Fieldstone Mortgage Investment
	Series 2005-1, Class M4
4,490	1.340%, 03/25/2035 ▲	4,288,358

	Henderson Receivables
	Series 2010-3A, Class A
5,094	3.820%, 12/15/2048 ■	4,922,346

	Ocwen Advance Receivables Backed Notes
	Series 2009-3A, Class A
3,545	4.140%, 07/15/2023 ■	3,580,450

	Small Business Administration
	Series 2006-P10B, Class 1
5,869	5.681%, 08/10/2016	6,327,375
	Series 2010-10A, Class 1
6,884	4.108%, 03/10/2020	7,250,125

34,382	Total Other	34,882,404
$86,503	Total Asset-Backed Securities (cost $82,396,371)	85,327,469

138	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	COLLATERALIZED MORTGAGE OBLIGATION - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.6%

	Adjustable Rate Δ – 2.5%

	Federal Home Loan Mortgage Corporation
	Series 2704, Class JF
$2,987	0.805%, 05/15/2023	$3,002,517
	Series 2755, Class FN
3,005	0.705%, 04/15/2032	3,006,800
	Series 3423, Class FA
12,481	0.755%, 06/15/2036	12,493,388
	Series 3591, Class FP
4,418	0.855%, 06/15/2039	4,429,171

	Federal National Mortgage Association
	Series 2005-59, Class DF
5,145	0.450%, 05/25/2035	5,103,015
28,036	Total Adjustable Rate	28,034,891
	Fixed Rate - 2.0%

	Federal Home Loan Mortgage Corporation
	Series 1022, Class J
22	6.000%, 12/15/2020	23,877
	Series 162, Class F
62	7.000%, 05/15/2021	67,718
	Series 1790, Class A
35	7.000%, 04/15/2022	38,125
	Series 188, Class H
119	7.000%, 09/15/2021	131,518
	Series 2901, Class UB
5,000	5.000%, 03/15/2033	5,342,978
	Series 6, Class C
12	9.050%, 06/15/2019	13,107

	Federal National Mortgage Association
	Series 1988-24, Class G
27	7.000%, 10/25/2018	29,181
	Series 1989-44, Class H
22	9.000%, 07/25/2019	24,810
	Series 1989-90, Class E
4	8.700%, 12/25/2019	4,323
	Series 1990-102, Class J
24	6.500%, 08/25/2020	25,694
	Series 1990-105, Class J
205	6.500%, 09/25/2020	223,649
	Series 1990-30, Class E
18	6.500%, 03/25/2020	21,300
	Series 1990-61, Class H
19	7.000%, 06/25/2020	21,055
	Series 1990-72, Class B
17	9.000%, 07/25/2020	19,539
	Series 1991-56, Class M

70	6.750%, 06/25/2021	75,026
	Series 1992-120, Class C
21	6.500%, 07/25/2022	23,078
	Series 2002-83, Class MD

1,415	5.000%, 09/25/2016	1,429,413
	Series 2003-30, Class AE
6,063	3.900%, 10/25/2017	6,231,338
	Series 2003-W1, Class B1
1,516	5.750%, 12/25/2042	1,048,173
	Series 2005-44, Class PC
3,113	5.000%, 11/25/2027	3,160,311
	Series 2005-62, Class JE
3,472	5.000%, 06/25/2035	3,694,135
21,256	Total Fixed Rate	21,648,348

Nuveen Investments	139

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Z-Bonds ☒ - 0.1%

	Federal Home Loan Mortgage Corporation
	Series 1118, Class Z
$40	8.250%, 07/15/2021	$45,294

	Federal National Mortgage Association
	Series 1991-134, Class Z
127	7.000%, 10/25/2021	140,088
	Series 1996-35, Class Z
623	7.000%, 07/25/2026	689,925

790	Total Z-Bonds	875,307
$50,082	Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities (cost $49,483,303)	50,558,546

Principal Amount (000)	Description ▲	Value

	COLLATERALIZED MORTGAGE OBLIGATION - PRIVATE MORTGAGE-BACKED SECURITIES - 4.0%

	Adjustable Rate Δ - 1.6%

	Arkle Master Issuer
	Series 2010-1A, Class 1A
$7,120	0.479%, 05/17/2011 ■	$7,117,060

	Countrywide Home Loans
	Series 2004-2, Class 2A1
1,438	2.761%, 02/25/2034	1,437,948

	FDIC Structured Sale Guaranteed Notes

	Series 2010-S1, Class 1A

1,500	0.806%, 02/25/2048 ■	1,500,985

	Indymac Index Mortgage Loan Trust
	Series 2005-AR1, Class 4A1

1,272	2.794%, 03/25/2035	1,172,932

	JPMorgan Alternative Loan Trust
	Series 2007-S1, Class A1
3,187	0.530%, 04/25/2047	2,420,974

	JPMorgan Mortgage Trust
	Series 2006-A7, Class 3A4
722	5.932%, 01/25/2037	87,321

	Structured Adjustable Rate Mortgage Loan Trust
	Series 2004-11, Class A
323	2.657%, 08/25/2034	301,023

	Wachovia Mortgage Loan Trust
	Series 2005-B, Class 1A1
4,938	2.998%, 10/20/2035	3,796,925

	Washington Mutual
	Series 2007-HY2, Class 3A2
1,580	5.683%, 09/25/2036	256,666
22,080	Total Adjustable Rate	18,091,834
	Fixed Rate - 2.4%

	Banc of America Funding
	Series 2007-4, Class 1A2
1,502	5.500%, 06/25/2037 ¥	950,671

	Countrywide Alternative Loan Trust
	Series 2004-2CB, Class 1A1
153	4.250%, 03/25/2034	152,842
	Series 2004-J1, Class 1A1
405	6.000%, 02/25/2034	416,089
	Series 2006-19CB, Class A15
2,089	6.000%, 08/25/2036	1,776,525

140	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Fixed Rate (continued)

	Credit Suisse First Boston Mortgage Securities
	Series 2003-8, Class DB1
$3,891	6.244%, 04/25/2033	$3,461,142

	GMAC Mortgage Corporation Loan Trust
	Series 2010-1, Class A
1,421	4.250%, 07/25/2040 ■	1,435,797

	GSMPS Mortgage Loan Trust
	Series 2003-1, Class B1
700	6.813%, 03/25/2043 ¥	463,718

	Lehman Brothers Mortgage Trust
	Series 2008-6, Class 1A1
1,980	6.134%, 07/25/2047	1,907,117

	Master Alternative Loans Trust
	Series 2004-1, Class 3A1
963	7.000%, 01/25/2034	998,430

	Mortgage Equity Conversion Asset Trust
	Series 2010-1A, Class A
4,118	4.000%, 07/25/2060 ■	4,117,507

	NCUA Guaranteed Notes
	Series 2010-C1, Class A2
4,185	2.900%, 10/29/2020	4,074,349

	Sequoia Mortgage Trust
	Series 2011-1, Class A1
4,393	4.125%, 02/25/2041	4,392,335

	Wells Fargo Mortgage Backed Securities Trust
	Series 2007-2, Class 1A8
1,805	5.750%, 03/25/2037	1,676,387

	Westam Mortgage Financial
	Series 11, Class A
32	6.360%, 08/26/2020 ¥	33,898

27,637	Total Fixed Rate	25,856,807
$49,717	Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities (cost $47,874,919)	43,948,641

Principal Amount (000)	Description ▲	Value
	U.S. GOVERNMENT & AGENCY SECURITIES - 3.1%

	U.S. Treasuries - 3.1%

	U.S. Treasury Bond
$2,065	3.875%, 08/15/2040 ▼	$1,847,853
4,455	4.250%, 11/15/2040 ▼	4,260,789

	U.S. Treasury Note
3,650	2.375%, 02/28/2015 ▼	3,738,987
8,985	1.250%, 08/31/2015 ▼	8,708,432
4,900	3.375%, 11/15/2019 ▼	4,953,596
4,515	3.625%, 02/15/2020 ▼	4,637,754
6,630	2.625%, 08/15/2020 ▼	6,219,769
$35,200	Total U.S. Government & Agency Securities (cost $34,394,505)	34,367,180

Nuveen Investments	141

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value
	MUNICIPAL BONDS - 2.1%

	Illinois
$5,765	5.877%, 03/01/2019	$5,763,559

	King County Sewer Revenue
3,470	5.000%, 01/01/2040	3,371,799

	Massachusetts School Building Authority
	Series A (AMBAC)
3,470	5.000%, 08/15/2037	3,409,900

	Michigan State University
	Series C
3,470	5.000%, 02/15/2040	3,341,540

	New York City Transitional Finance Authority
	Series C
3,470	5.000%, 11/01/2039	3,372,181

	Triborough Bridge & Tunnel Authority
	Series C
3,470	5.000%, 11/15/2038	3,358,786
$23,115	Total Municipal Bonds (cost $22,405,350)	22,617,765

Shares	Description ▲	Value
	PREFERRED STOCK - 0.0%

	Sovereign - 0.0%

	Fannie Mae
218,000	Series S •	$370,600
	Total Preferred Stock (Cost $5,173,100)	370,600

Shares	Description ▲	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 26.7%

	Mount Vernon Securities Lending Prime Portfolio
292,551,734	0.265% Ω †	$292,551,734
	Total Investments Purchased with Proceeds from Securities Lending (cost $292,551,734)	292,551,734

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS - 2.1%

	Money Market Fund - 1.7%

	First American Prime Obligations Fund, Class Z
19,082,382	0.067% Ω	$19,082,382

	U.S. Treasury Obligations - 0.4%

	U.S. Treasury Bills ☐
$1,950	0.039%, 04/14/2011	1,949,973
460	0.047%, 05/05/2011	459,980
250	0.102%, 07/21/2011	249,921
1,360	0.165%, 10/20/2011	1,358,742

265	0.187%, 11/17/2011	264,684

$4,285	Total U.S. Treasury Obligations	4,283,300
	Total Short-Term Investments (cost $23,365,822)	23,365,682
	Total Investments (cost $1,365,847,817) - 127.6%	1,401,323,977
	Other Assets Less Liabilities- (27.6)% ¯	(303,580,203)
	Net Assets - 100.0%	$1,097,743,774

142	Nuveen Investments

Investments in Derivatives

Futures Contracts outstanding at March 31, 2011:

Description	Contract Position	Number of Contracts	Contract Expiration	Value at March 31, 2011	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Long	579	6/11	$126,294,375	$84,751
U.S. Treasury 5-Year Note	Short	(20)	6/11	(2,335,781)	2,818
U.S. Treasury 10-Year Note	Short	(405)	6/11	(48,207,656)	455,523
U.S. Treasury Long Bond	Short	(107)	6/11	(12,860,063)	(32,382)
U.S. Treasury Ultra Bond	Short	(296)	6/11	(36,574,500)	(565,434)
					$(54,724)

Interest Rate Swaps outstanding at March 31, 2011:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Fixed Rate Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
JPMorgan Chase	3-Month LIBOR	Receive	1.255%	Semi-Annually	11/03/11	$33,000,000	$(321,381)
JPMorgan Chase	3-Month LIBOR	Receive	3.858	Semi-Annually	1/19/20	8,000,000	(337,283)
UBS	3-Month LIBOR	Receive	1.358	Semi-Annually	9/25/11	35,000,000	(174,677)
UBS	3-Month LIBOR	Receive	1.133	Semi-Annually	3/25/12	33,000,000	(221,934)
UBS	3-Month LIBOR	Receive	1.048	Semi-Annually	6/25/12	33,000,000	(296,223)
UBS	3-Month LIBOR	Receive	3.001	Semi-Annually	8/03/14	14,000,000	(640,597)
							$(1,992,095)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	143

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$468,124,293	$—	$468,124,293
U.S. Government Agency Mortgage-Backed Securities	—	270,479,859	—	270,479,859
Commercial Mortgage-Backed Securities	—	109,612,208	—	109,612,208
Asset-Backed Securities	—	85,327,469	—	85,327,469
Collateralized Mortgage Obligation—U.S. Government Agency Mortgage-Backed Securities	—	50,558,546	—	50,558,546
Collateralized Mortgage Obligation—Private Mortgage-Backed Securities	—	43,948,641	—	43,948,641
U.S. Government & Agency Securities	—	34,367,180	—	34,367,180
Municipal Bonds	—	22,617,765	—	22,617,765
Preferred Stock	370,600	—	—	370,600
Investments Purchased with Proceeds from Securities Lending	292,551,734	—	—	292,551,734
Short-Term Investments	19,082,382	4,283,300	—	23,365,682
Derivatives:
Futures Contracts*	(54,724)	—	—	(54,724)
Interest Rate Swaps*	—	(1,992,095)	—	(1,992,095)
Total	$311,949,992	$1,087,327,166	$—	$1,399,277,158

*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Balance at the beginning of period	$28,475,000
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers into	—
Transfers out of	(28,475,000)
Balance at the end of period	$—

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

The following table presents the fair balue of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contract	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$543,092	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$597,816
Interest Rate	Swaps	Unrealized appreciation on interest rate swap contracts**	—	Unrealized depreciation on interest rate swap contracts**	(1,992,095)
Total			$543,092		$(1,394,279)

*	Represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments.
**	Represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.

144	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31 2011, the cost of investments (excluding investments in derivatives) was $1,373,864,097.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$50,876,503
Depreciation	(23,416,623)
Net unrealized appreciation (depreciation) of investments	$27,459,880

▲	All percentages shown in Portfolio of Investments are based on net assets.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
▼	This security or a portion of this security is out on loan at March 31, 2011.
Δ	Variable Rate Security—The rate shown is the rate in effect as of March 31, 2011.
¥	Illiquid Security—A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.
☒	Z-Bonds—Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.
•	Non-income producing security.
Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2011.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreement. Yield shown is annualized effective yield as of March 31, 2011.
†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.
¯	Other Assets Less Liabilities includes Values and/or the Unrealized Apprecation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

REIT	Real Estate Investment Trust

LIBOR	London Inter-Bank Offered Rate

Nuveen Investments	145

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund

(formerly known as First American Short Term Bond Fund)

March 31, 2011

Principal Amount (000) (1)	Description ▲	Value

	CORPORATE BONDS - 48.3%

	Banking - 9.7%

	Ally Financial
$1,000	8.300%, 02/12/2015	$1,096,250

	Banco do Nordeste
800	3.625%, 11/09/2015 ■	782,539

	Bank of America
2,000	4.875%, 01/15/2013	2,102,866
1,500	4.750%, 08/15/2013 ▼	1,577,025

	Series MTN
1,500	1.714%, 01/30/2014 Δ	1,524,522

	Barclays Bank
2,000	2.375%, 01/13/2014	2,011,322

	BB&T
1,000	5.700%, 04/30/2014	1,104,157

	Series MTN
3,910	3.200%, 03/15/2016	3,883,236

	BBVA Bancomer
1,050	4.500%, 03/10/2016 ■ ▼	1,052,224

	Citigroup
1,000	5.850%, 07/02/2013	1,077,947
4,500	6.375%, 08/12/2014	4,974,471
3,000	4.587%, 12/15/2015 ▼	3,102,147

	Credit Suisse New York
1,000	5.500%, 05/01/2014 ▼	1,096,107

	Deutsche Bank
2,000	2.375%, 01/11/2013	2,032,404
2,000	3.875%, 08/18/2014	2,085,370

	Fifth Third Bancorp
1,755	6.250%, 05/01/2013	1,903,675
1,900	3.625%, 01/25/2016	1,898,326

	ING Bank
1,675	4.000%, 03/15/2016 ■	1,672,660

	JPMorgan Chase
3,830	5.125%, 09/15/2014	4,110,816
2,000	3.700%, 01/20/2015	2,057,428

	Series MTN
1,750	1.103%, 01/24/2014 Δ	1,759,674

	Keycorp
	Series MTN
1,000	6.500%, 05/14/2013	1,089,940

	Lloyds TSB Bank
1,245	4.375%, 01/12/2015 ■ ▼	1,268,061

2,500	4.875%, 01/21/2016 ▼	2,577,810

	National City Preferred Capital Trust I
1,500	12.000%, 12/29/2049 Δ	1,701,330

	Nordea Bank
1,500	2.125%, 01/14/2014 ■ ▼	1,496,524

	Nordea Eiendomskreditt
	Class A
4,200	1.875%, 04/07/2014 ■ *	4,191,381

	PNC Funding
1,500	3.625%, 02/08/2015	1,550,771

146	Nuveen Investments

Principal Amount (000) (1)	Description ▲	Value

	Banking (continued)

	Rabobank Nederland
$1,400	3.200%, 03/11/2015 ■	$1,424,312

	Royal Bank of Scotland
1,900	4.875%, 08/25/2014 ■	1,972,816

	Santander
2,000	2.485%, 01/18/2013 ■	1,963,228

	Societe Generale
3,000	2.500%, 01/15/2014 ■	2,976,756

	UBS
1,000	3.875%, 01/15/2015 ▼	1,024,915

	Series BKNT
2,650	2.250%, 08/12/2013	2,675,655

	Series FRN
3,000	1.304%, 01/28/2014 Δ	3,027,444

	Wells Fargo
3,080	3.676%, 06/15/2016	3,098,203

	Series AI
2,000	4.750%, 02/09/2015	2,128,212

	Series I
2,000	3.750%, 10/01/2014	2,095,606
76,645	Total Banking	79,168,130

	Basic Industry - 3.4%

	Anglo American Capital
1,000	2.150%, 09/27/2013 ■	1,007,594

	Arcelormittal
1,900	5.375%, 06/01/2013	2,020,675
4,000	3.750%, 03/01/2016 ▼	3,992,612

	BHP Billiton Finance
1,000	5.500%, 04/01/2014 ▼	1,108,993

	Codelco
2,400	5.500%, 10/15/2013 ■	2,591,527

	Dow Chemical
1,000	4.850%, 08/15/2012	1,047,569
2,630	2.500%, 02/15/2016	2,531,572

	Georgia-Pacific
500	8.125%, 05/15/2011	503,125

	Incitec Pivot
2,000	4.000%, 12/07/2015 ■	2,001,516

	Noble Holding International
1,825	3.450%, 08/01/2015	1,863,137

	Noranda
2,000	7.250%, 07/15/2012	2,139,774

	Potash Corporation of Saskatchewan
1,500	3.750%, 09/30/2015	1,560,257

	PPG
1,000	1.900%, 01/15/2016	947,471

	Rio Tinto Financial
1,000	8.950%, 05/01/2014	1,203,043

	Rockies Express Pipeline
2,000	3.900%, 04/15/2015 ■	1,980,146

	United States Steel
1,000	5.650%, 06/01/2013 ▼	1,050,000

Nuveen Investments	147

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2011

Principal Amount (000) (1)	Description ▲	Value

	Basic Industry (continued)

	Vedanta Resources
$420	9.500%, 07/18/2018 ■ ▼	$459,900
27,175	Total Basic Industry	28,008,911
	Brokerage - 2.5%

	Goldman Sachs Group
1,625	3.625%, 08/01/2012	1,675,797
3,900	1.311%, 02/07/2014 Δ	3,928,353
7,000	3.700%, 08/01/2015 ▼	7,051,653

	Merrill Lynch
1,250	5.450%, 02/05/2013	1,325,070

	Morgan Stanley
3,165	1.903%, 01/24/2014 Δ	3,227,724
2,000	4.200%, 11/20/2014	2,064,806
	Series GMTN
1,645	4.100%, 01/26/2015 ▼	1,688,951
20,585	Total Brokerage	20,962,354
	Capital Goods - 1.0%

	Case New Holland
1,000	7.750%, 09/01/2013	1,088,750

	Caterpillar Financial Services
	Series MTN
2,490	4.900%, 08/15/2013	2,685,301

	ITT
1,779	4.900%, 05/01/2014	1,902,954

	L-3 Communications
	Series B
1,000	6.375%, 10/15/2015	1,030

	Northrop Grumman
1,707	3.700%, 08/01/2014	1,786,381
7,976	Total Capital Goods	8,493,386
	Communications - 4.8%

	American Tower
2,000	4.625%, 04/01/2015	2,076,286

	AT&T
2,000	6.700%, 11/15/2013	2,251,284
2,250	2.500%, 08/15/2015	2,233,305

	British Telecom
2,000	5.150%, 01/15/2013 ▼	2,127,726

	CenturyLink
	Series L
1,900	7.875%, 08/15/2012	2,036,935

	Comcast
1,000	5.300%, 01/15/2014	1,088,675

	Deutsche Telekom
2,000	5.875%, 08/20/2013	2,194,248

	DirecTV Holdings
1,700	3.550%, 03/15/2015 ▼	1,736,997
2,000	7.625%, 05/15/2016	2,205

	Juniper Networks
1,000	3.100%, 03/15/2016	998,610

	NBC Universal
2,000	3.650%, 04/30/2015 ■ ▼	2,053,284

	News America
1,000	5.300%, 12/15/2014	1,103,368

148	Nuveen Investments

Principal Amount (000) (1)	Description ▲	Value

	Communications (continued)

	Sprint Capital
$2,000	8.375%, 03/15/2012	$2,110,000

	TCM Sub
1,000	3.550%, 01/15/2015 ■	1,012,291

	Telecom Italia Capital
1,540	4.950%, 09/30/2014	1,604,408

	Telefonica Emisiones
1,450	2.582%, 04/26/2013	1,463,850

	Telefonica Moviles
1,000	2.875%, 11/09/2015 ■	962,095

	Time Warner Cable
1,025	8.250%, 02/14/2014	1,191,776

	Unitymedia Hessen
500	8.125%, 12/01/2017 ■	526,250

	Verizon Wireless
3,750	5.550%, 02/01/2014	4,117,650

	Vodafone Group
2,500	5.000%, 09/15/2015	2,708,612

	Windstream
1,600	8.125%, 08/01/2013	1,756,000
37,215	Total Communications	39,558,650
	Consumer Cyclical - 1.7%

	American Axle & Manufacturing
1,000	5.250%, 02/11/2014	1,000,000

	Best Buy
1,000	6.750%, 07/15/2013	1,093,328

	Ford Motor Credit
1,500	7.000%, 10/01/2013 ▼	1,619,202

	Home Depot
2,000	5.250%, 12/16/2013	2,182,662

	Interpublic Group
1,800	6.250%, 11/15/2014	1,966,500

	Johnson Controls
1,500	1.750%, 03/01/2014	1,493,675

	Staples
1,000	9.750%, 01/15/2014	1,200,566

	Target
1,000	4.000%, 06/15/2013	1,063,058

	Viacom
1,000	4.375%, 09/15/2014	1,066,922

	Whirlpool
1,000	8.000%, 05/01/2012	1,065,693
12,800	Total Consumer Cyclical	13,751,606
	Consumer Non Cyclical - 6.6%

	Anheuser-Busch InBev Worldwide
2,605	2.500%, 03/26/2013 ▼	2,657,889
1,000	7.200%, 01/15/2014	1,136,067

	Boston Scientific
2,000	4.500%, 01/15/2015	2,062,772

	Bunge Limited Finance
2,000	5.875%, 05/15/2013	2,126,854

Nuveen Investments	149

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2011

Principal Amount (000) (1)	Description ▲	Value

	Consumer Non Cyclical (continued)

	Cardinal Health
$915	5.500%, 06/15/2013	$984,315

	Carefusion
600	4.125%, 08/01/2012	619,784

	Cargill
2,000	4.375%, 06/01/2013 ■	2,113,230

	ConAgra Foods
1,950	5.875%, 04/15/2014	2,132,785

	Constellation Brands
1,500	8.375%, 12/15/2014 ▼	1,698,750

	Covidien International
3,750	1.875%, 06/15/2013 ▼	3,786,300

	Dr. Pepper Snapple Group
1,000	2.350%, 12/21/2012	1,019,532
1,360	2.900%, 01/15/2016	1,348,562

	Genentech
2,000	4.750%, 07/15/2015	2,175,484

	HCA
1,500	6.750%, 07/15/2013	1,576,875

	Kraft Foods
1,500	6.000%, 02/11/2013 ▼	1,622,964

	Life Technologies
1,000	3.375%, 03/01/2013	1,027,153

	McKesson
2,105	6.500%, 02/15/2014	2,360,189

	MedcoHealth Solutions
1,845	6.125%, 03/15/2013	1,998,367

	Merck
3,600	2.250%, 01/15/2016	3,530,232

	Miller Brewing
2,000	5.500%, 08/15/2013 ■	2,173,630

	Novartis Capital
1,000	2.900%, 04/24/2015	1,022,265

	Omnicare
1,000	6.875%, 12/15/2015	1,025

	Reynolds American
2,615	7.250%, 06/01/2013	2,925,055

	St. Jude Medical
2,000	2.200%, 09/15/2013 ▼	2,032,770
690	3.750%, 07/15/2014	724,882

	Teva Pharmaceutical Finance III
2,105	1.700%, 03/21/2014	2,090,463

	UnitedHealth Group
1,500	4.875%, 02/15/2013	1,592,955

	Watson Pharmaceuticals
2,000	5.000%, 08/15/2014	2,150,604

	Wyeth
2,455	5.500%, 02/01/2014	2,707,298
51,595	Total Consumer Non Cylical	54,423,026
	Electric - 1.2%

	Commonwealth Edison
2,140	1.625%, 01/15/2014	2,126,370

	MidAmerican Energy
3,275	4.650%, 10/01/2014	3,530,342

150	Nuveen Investments

Principal Amount (000) (1)	Description ▲	Value

	Electric (continued)

	National Rural Utilities Cooperative Finance
$2,970	1.900%, 11/01/2015	$2,870,787

	Nevada Power
1,000	6.500%, 04/15/2012	1,056,573
9,385	Total Electric	9,584,072
	Energy - 3.8%

	Anadarko Petroleum
1,000	6.375%, 09/15/2017	1,100,695

	Apache
2,800	6.000%, 09/15/2013	3,097,394

	Chesapeake Energy
1,000	9.500%, 02/15/2015	1,240,000

	Concho Resources
500	8.625%, 10/01/2017	552,500

	ConocoPhillips
900	4.750%, 02/01/2014	976,842

	El Paso Pipeline
2,000	4.100%, 11/15/2015	2,039,434

	Encana
3,000	4.750%, 10/15/2013	3,228,921

	Ensco
2,470	3.250%, 03/15/2016 ▼	2,460,915

	Forest Oil
1,500	8.500%, 02/15/2014	1,672,500

	Husky Energy
2,500	5.900%, 06/15/2014	2,768,967

	Marathon Petroleum
2,400	3.500%, 03/01/2016 ■	2,406,297

	Nabors Industries
1,850	5.375%, 08/15/2012	1,934,621

	Petroleos Mexicanos
2,000	4.875%, 03/15/2015 ▼	2,130,000

	Shell International Finance
1,180	3.250%, 09/22/2015 ▼	1,218,113

	Total Capital Canada
1,585	1.625%, 01/28/2014	1,615,923

	Valero Energy
1,000	6.875%, 04/15/2012	1,057,106

	Weatherford International
31	5.150%, 03/15/2013	32,812

	Woodside Finance
1,250	4.500%, 11/10/2014 ■ ▼	1,323,922
28,966	Total Energy	30,856,962
	Finance - 4.5%

	American Express Credit
	Series C
2,450	7.300%, 08/20/2013	2,739,502

	BP Capital Markets
2,000	0.910%, 03/11/2014 Δ	2,008,712

	Capital One Bank
3,000	6.500%, 06/13/2013 ▼	3,263,577

Nuveen Investments	151

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2011

Principal Amount (000) (1)	Description ▲	Value

	Finance (continued)

	CIT Group
$1,600	7.000%, 05/01/2014 ▼	$1,630,000

	Fresenius U.S. Finance II
1,000	9.000%, 07/15/2015 ■	1,146,250

	General Electric Capital
1,000	4.800%, 05/01/2013	1,062,511
3,500	1.875%, 09/16/2013	3,498,800
5,000	2.100%, 01/07/2014	5,002,970

	Series A
3,000	3.750%, 11/14/2014 ▼	3,125,673

	Household Finance
2,000	4.750%, 07/15/2013 ▼	2,133,164

	International Lease Finance
1,000	6.500%, 09/01/2014 ■	1,067,500

	Nissan Motor Acceptance
1,000	3.250%, 01/30/2013 ■	1,021,575

	TransCapitalInvest
2,500	7.700%, 08/07/2013 ■	2,799,192

	Volkswagen International Finance
4,335	1.625%, 08/12/2013 ■	4,351,959

	Willis Group Holdings
1,650	4.125%, 03/15/2016	1,641,508
35,035	Total Finance	36,492,893

	Industrial Other - 1.2%

	Agilent Technologies
2,000	2.500%, 07/15/2013	2,017,820

	Arrow Electronics
1,990	6.875%, 07/01/2013	2,171,882

	Thermo Fisher Scientific
1,625	3.250%, 11/20/2014	1,689,239
1,250	3.200%, 05/01/2015	1,279,713

	Tyco Electronics
2,430	6.000%, 10/01/2012	2,590,220
9,295	Total Industrial Other	9,748,874
	Insurance - 2.5%

	Aflac
2,835	3.450%, 08/15/2015	2,847,049

	Allstate Life Global Funding Trust

	Series MTN
1,500	5.375%, 04/30/2013	1,618,302

	American International Group
1,000	3.650%, 01/15/2014	1,017,140

	Berkshire Hathaway

	Series 0001
1,355	2.125%, 02/11/2013 ▼	1,383,800

	Hartford Financial Services Group
1,000	4.000%, 03/30/2015	1,015,176

	Indianapolis Life Insurance
5,000	8.660%, 04/01/2011 ■	5,000,000

	Lincoln National
1,000	4.300%, 06/15/2015 ▼	1,037,524

152	Nuveen Investments

Principal Amount (000) (1)	Description ▲	Value

	Insurance (continued)

	Metropolitan Life Global Funding I
$1,000	2.500%, 01/11/2013 ■	$1,017,186

	Prudential Financial
	Series MTN
2,600	3.625%, 09/17/2012	2,677,717
1,600	2.750%, 01/14/2013	1,631,307
	Series MTNB
1,000	4.500%, 07/15/2013	1,050,435
19,890	Total Insurance	20,295,636
	Natural Gas - 0.3%

	Duke Energy
1,500	3.950%, 09/15/2014	1,573,312

	Ras Laffan
500	4.500%, 09/30/2012 ■	516,863
2,000	Total Natural Gas	2,090,175
	Real Estate - 1.3%

	HCP - REIT
1,635	2.700%, 02/01/2014	1,639,897
	Series MTN
1,000	5.625%, 02/28/2013 ▼	1,065,463

	Health Care REIT - REIT
1,920	3.625%, 03/15/2016	1,901,891

	Nationwide Health Properties - REIT
2,000	6.250%, 02/01/2013	2,136,842

	Simon Property Group - REIT
2,000	4.200%, 02/01/2015 ▼	2,103,900

	Vornado Realty - REIT
1,500	4.250%, 04/01/2015	1,535,920
10,055	Total Real Estate	10,383,913
	Sovereigns - 2.0%

	Australian Government
	Series 123
4,000,000 AUD	5.750%, 04/15/2012	4,176,750

	Canadian Government
8,000,000 CAD	1.500%, 12/01/2012	8,224,198

	New Zealand
	Series 413
5,000,000 NZD	6.500%, 04/15/2013	4,041,484
	Total Sovereigns	16,442,432
	Technology - 0.7%

	Analog Devices
1,000	5.000%, 07/01/2014 ▼	1,086,836

	Broadcom
1,000	1.500%, 11/01/2013 ■	991,144

	Corning
228	5.900%, 03/15/2014	248,959

	National Semiconductor
1,000	3.950%, 04/15/2015	1,018,644

Nuveen Investments	153

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Technology (continued)

	Seagate Technology International
$1,933	10.000%, 05/01/2014 ■	$2,251,945
5,161	Total Technology	5,597,528
	Transportation - 1.1%

	Air Canada
1,180	9.250%, 08/01/2015 ■ ▼	1,230,150

	Continental Airlines
	Series 2007-1, Class C
771	7.339%, 04/19/2014 ▼	767,483

	CSX
1,500	5.750%, 03/15/2013	1,616,381

	Delta Airlines
	Series 11B, Class B
900	7.711%, 03/18/2013	915,750
	Series 2011-1, Class A
2,135	5.300%, 04/15/2019 *	2,151,013

	GATX
1,000	4.750%, 05/15/2015	1,043,935

	United Airlines
	Series 2009-1
944	10.400%, 05/01/2018	1,081,231

8,430	Total Transportation	8,805,943
	Total Corporate Bonds (cost $386,182,881)	394,664,491

Principal Amount (000)	Description ▲	Value

	ASSET-BACKED SECURITIES - 17.3%

	Automotive - 4.5%

	Ally Auto Receivables Trust
	Series 2009-A, Class A3
$2,500	2.330%, 06/17/2013 ■	$2,531,984

	Bank of America Auto Trust
	Series 2008-1A, Class A3A
1,387	4.970%, 09/20/2012 ■	1,401,327
	Series 2010-2, Class A3
2,525	1.310%, 07/15/2014	2,542,416

	Capital Auto Receivables Asset Trust
	Series 2007-3, Class A4
1,409	5.210%, 03/17/2014	1,434,667
	Series 2008-1, Class A3A
169	3.860%, 08/15/2012	170,174

	Capital One Prime Auto Receivables Trust
	Series 2007-2, Class A4
1,427	5.060%, 06/15/2014	1,444,828

	Chrysler Financial Auto Securitization Trust
	Series 2009-A, Class A3

176	2.820%, 01/15/2016	178,227

	DaimlerChrysler Auto Trust
	Series 2008-A, Class A3A
45	3.700%, 06/08/2012	44,554

154	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Automotive (continued)

	Ford Credit Auto Lease Trust
	Series 2010-B, Class A3
$3,985	0.910%, 07/15/2013 ■	$3,981,722

	Ford Credit Auto Owner Trust
	Series 2009-A, Class A3A
922	3.960%, 05/15/2013	934,746

	Hertz Vehicle Financing
	Series 2009-2A, Class A1
3,000	4.260%, 03/25/2014 ■	3,143,142

	Honda Auto Receivables Owner Trust
	Series 2010-2, Class A2
1,666	0.820%, 06/18/2012	1,667,739

	JPMorgan Auto Receivables Trust
	Series 2006-A, Class A4
397	5.140%, 12/15/2014 ■	398,095

	Nissan Auto Lease Trust
	Series 2009-B, Class A3
1,394	2.070%, 01/15/2015	1,399,397

	Nissan Auto Receivables Owner Trust
	Series 2008-B, Class A3
166	4.460%, 04/15/2012	166,501

	Santander Drive Auto Receivables Trust
	Series 2010-1, Class A2
4,728	1.360%, 03/15/2013	4,741,098

	Smart Trust
	Series 2011-1USA, Class A3B
7,135	1.104%, 10/14/2014 ■ Δ	7,120,851

	USAA Auto Owner Trust
	Series 2010-1, Class A2
249	0.630%, 06/15/2012	248,567

	Volkswagen Auto Lease Trust
	Series 2009-A, Class A3
1,809	3.410%, 04/16/2012	1,820,354

	World Omni Auto Receivables Trust
	Series 2010-A, Class A2
1,121	0.700%, 05/15/2011	1,121,317
36,210	Total Automotive	36,491,706
	Credit Cards - 3.1%

	Bank of America Credit Card Trust
	Series 2007-A9, Class A9
4,500	0.295%, 11/15/2014 ▼Δ	4,493,979

	Cabela’s Master Credit Card Trust
	Series 2010-1A, Class A2
3,970	1.705%, 01/16/2018 ■Δ	4,107,099
	Series 2010-2A, Class A1
4,290	2.290%, 09/17/2018 ■	4,219,002

	Capital One Multi-Asset Execution Trust
	Series 2008-A3, Class A3
2,750	5.050%, 02/15/2016	2,959,339
	Series 2008-A5, Class A5
2,400	4.850%, 02/18/2014	2,404,164

	Discover Card Master Trust
	Series 2008-A3, Class A3
7,535	5.100%, 10/15/2013	7,548,524
25,445	Total Credit Cards	25,732,107

Nuveen Investments	155

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Equipment Leases - 0.2%

	CNH Equipment Trust
	Series 2008-A, Class A4A
$1,458	4.930%, 08/15/2014	$1,487,048
	Home Equity - 3.3%

	Countrywide Asset-Backed Certificates
	Series 2005-16, Class 2AF2
782	5.382%, 05/25/2036 Δ	652,664

	Equivantage Home Equity Loan Trust
	Series 1996-4, Class A
130	7.250%, 01/25/2028 ¥	122,134

	IMC Home Equity Loan Trust
	Series 1998-3, Class A7
1,133	7.060%, 08/20/2029 Δ¥	1,072,270

	Morgan Stanley Capital
	Series 2007-NC2, Class A2A
3,588	0.360%, 02/25/2037 Δ	3,326,529

	RBSSP Resecuritization Trust
	Series 2009-10, Class 7A2
2,720	0.350%, 03/26/2037 ■ Δ	2,535,785
	Series 2009-11, Class 4A1
401	2.000%, 12/26/2037 ■ Δ	401,985
	Series 2009-13, Class 5A1
2,473	0.350%, 11/26/2036 ■ Δ	2,438,064
	Series 2009-8, Class 3A1
287	0.390%, 03/26/2037 ■ Δ	281,541
	Series 2009-9, Class 9A1
1,237	0.410%, 09/26/2037 ■ Δ	1,189,295
	Series 2010-10, Class 2A1
2,365	0.420%, 09/26/2036 ■ Δ	2,137,190
	Series 2010-11, Class 2A1
2,990	0.420%, 03/26/2037 ■ Δ	2,852,106
	Series 2010-4, Class 1A1
4,034	0.360%, 03/26/2036 ■ Δ	3,742,879
	Series 2010-4, Class 5A1
2,688	0.410%, 02/26/2037 ■ Δ	2,567,710
	Series 2010-8, Class 4A1
1,673	0.580%, 07/26/2036 ■ Δ	1,579,298

	Renaissance Home Equity Loan Trust
	Series 2005-3, Class AF4
2,425	5.140%, 11/25/2035	2,124,855
28,925	Total Home Equity	27,024,305
	Manufactured Housing - 0.5%

	Green Tree Financial
	Series 2008-MH1, Class A1
328	7.000%, 04/25/2038 ■	336,753

	Newcastle Investment Trust
	Series 2010-MH1, Class A
3,249	4.500%, 07/10/2035 ■	3,326,557

	Origen Manufactured Housing
	Series 2005-B, Class A2
248	5.247%, 12/15/2018	250,006
3,825	Total Manufactured Housing	3,913,316
	Other - 5.3%

	American Home Mortgage Advance Trust
	Series 2010-ADV1, Class A1
2,705	3.968%, 08/15/2022 ■	2,711,762

156	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Other (continued)
	Series 2010-ADV2, Class B1
$1,500	8.830%, 05/10/2011 ■	$1,503,750
	Series 2010-ADV2, Class C1
1,500	8.830%, 05/10/2011 ■	1,500,000

	Citigroup Mortgage Loan Trust
	Series 2010-10, Class 7A1
5,679	4.778%, 12/27/2032 ■ ▼	5,701,432

	Crown Castle Towers

	Series 2010-1, Class A1

2,000	4.523%, 01/15/2035 ■ Δ	2,071,508

	Fieldstone Mortgage Investment

	Series 2005-1, Class M4

3,210	1.330%, 03/25/2035 Δ	3,065,842

	GMAC Mortgage Servicer Advance Funding

	Series 2011-1A, Class A

7,590	3.720%, 03/15/2023 ■	7,629,696

	Nationstar Mortgage Advance Receivable Trust
	Series 2009-ADV1, Class A1
2,539	3.250%, 12/26/2022 ■ Δ	2,541,945
	Series 2009-ADV1, Class B1
2,650	11.750%, 12/26/2022	2,698,031

	Ocwen Advance Receivables Backed Notes
	Series 2009-3A, Class A
2,000	4.140%, 07/15/2023 ■	2,020,000

	Park Place Securities
	Series 2005-WCH1, Class M2
4,795	0.770%, 01/25/2036 Δ	4,533,284

	Small Business Administration
	Series 2005-P10A, Class 1
1,953	4.638%, 02/10/2015	2,041,654

	Series 2005-P10B, Class 1
3,778	4.940%, 08/10/2015	3,985,148
	Series 2006-P10A, Class 1

1,063	5.408%, 02/10/2016	1,140,983
42,962	Total Other	43,145,035
	Utilities - 0.4%

	CenterPoint Energy
	Series 2005-A, Class A2
1,606	4.970%, 08/01/2014	1,653,908

	PG&E Energy Recovery Funding
	Series 2005-2, Class A2
655	5.030%, 03/25/2014	671,439

	PSE&G Transition Funding
	Series 2001-1, Class A6
1,190	6.610%, 06/15/2015	1,274,660

3,451	Total Utilities	3,600,007
$142,276	Total Asset-Backed Securities (cost $139,649,758)	141,393,524

Principal Amount (000)	Description ▲	Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.3%

	Americold
	Series 2010-ARTA, Class A2FL
$4,770	2.500%, 01/17/2029 ■ Δ	$4,814,885

Nuveen Investments	157

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

	Banc of America Commercial Mortgage
	Series 2007-2, Class AM
$2,300	5.836%, 04/10/2049 Δ	$2,258,770

	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4
5,000	5.405%, 12/11/2040	5,348,565

	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2005-CD1, Class A4
4,000	5.222%, 07/15/2044	4,299,764
	Series 2007-CD4, Class A2B
1,385	5.205%, 12/11/2049	1,415,737

	Commercial Mortgage Pass-Through Certificates
	Series 2005-LP5, Class A4
2,500	4.982%, 05/10/2043 Δ	2,660,554

	Extended Stay America Trust
	Series 2010-ESHA, Class C
3,920	4.860%, 11/05/2027 ■	3,981,758

	GE Capital Commercial Mortgage Corporation
	Series 2001-3, Class A2
3,120	6.070%, 06/10/2038	3,172,414

	GMAC Commercial Mortgage Securities
	Series 2003-C2, Class A2
3,500	5.654%, 05/10/2040	3,740,036
	Series 2004-C1, Class A2
26	4.100%, 03/10/2038	26,416

	Greenwich Capital Commercial Funding
	Series 2005-GG5, Class A2
3,249	5.117%, 04/10/2037	3,281,362

	GS Commercial Mortgage
	Series 2007-GG10, Class A1
148	5.690%, 08/10/2045	150,084

	GS Mortgage Securities II
	Series 2010-C1, Class A1
6,025	3.679%, 08/12/2043 ■	6,091,016
	Series 2011-ALF, Class A
5,675	2.716%, 02/10/2021 ■	5,693,018

	GS Mortgage Securities Trust
	Series 2007-GG10, Class A4
5,000	6.002%, 08/10/2045 ▼	5,308,677

	JPMorgan Chase Commercial Mortgage Securities
	Series 2001-CIB2, Class A3
3,325	6.429%, 04/15/2035	3,340,241

	JPMorgan Chase Commercial Mortgage Securities Trust
	Series 2007-CB18, Class A3
4,000	5.447%, 06/12/2047	4,115,696
	Series 2010-C1, Class A1
4,236	3.853%, 06/15/2043 ■	4,334,033
	Series 2010-C2, Class A1
3,896	2.749%, 11/15/2043 ■	3,823,935

	Merrill Lynch Mortgage Trust
	Series 2006-C1, Class A2
3,306	5.809%, 05/12/2039	3,386,263

	Morgan Stanley Capital I
	Series 2003-IQ6, Class A4
1,090	4.970%, 12/15/2041	1,156,972

158	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
	Series 2011-C1, Class A1
$2,946	2.499%, 09/15/2047 ■	$2,983,724

	Morgan Stanley Dean Witter Capital I
	Series 2002-TOP7, Class A2
4,277	5.980%, 01/15/2039	4,423,035

	Vornado DP
	Series 2010-VN0, Class A1
5,221	2.970%, 09/14/2028 ■	5,080,099

	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C30, Class A3
1,739	5.246%, 12/15/2043	1,782,204
	Series 2007-WHL8, Class A1
2,535	0.335%, 06/15/2020 ■ Δ	2,346,886

	WF-RBS Commercial Mortgage Trust
	Series 2011-C2, Class A1
3,000	2.501%, 02/15/2044 ■ Δ	3,030,551
$90,189	Total Commercial Mortgage-Backed Securities (cost $89,701,775)	92,046,695

Principal Amount (000)	Description ▲	Value
	U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.4%

	Adjustable Rate Δ - 5.7%

	Federal Home Loan Mortgage Corporation Pool
$340	2.692%, 12/01/2026, #786591	$359,666
304	2.543%, 01/01/2029, #846946	320,849
244	2.510%, 10/01/2029, #786853	256,583
269	4.186%, 04/01/2030, #972055	285,212
197	1.977%, 05/01/2030, #847014	200,314
148	2.383%, 06/01/2031, #847367	154,387
2,092	2.409%, 08/01/2032, #847331	2,188,194
975	2.532%, 09/01/2032, #847652	1,025,528
182	2.639%, 10/01/2032, #847063	191,596
637	2.597%, 05/01/2033, #780456	660,016
1,341	2.470%, 10/01/2033, #780911	1,406,831
1,435	2.605%, 03/01/2034, #781296	1,498,233
2,651	2.810%, 03/01/2036, #848193	2,788,775
957	2.474%, 08/01/2036, #1L1462	1,004,236
2,866	2.681%, 01/01/2038, #848282	3,003,916

	Federal National Mortgage Association Pool
458	2.325%, 11/01/2025, #433988	468,937
1,316	2.515%, 10/01/2030, #847241	1,386,308
205	3.291%, 06/01/2031, #625338	214,299
1,188	5.052%, 12/01/2031, #535363	1,269,788
24	2.618%, 03/01/2032, #545791	25,657
168	2.411%, 05/01/2032, #545717	175,939
135	2.665%, 05/01/2032, #634948	136,610
28	2.596%, 10/01/2032, #661645	29,439
187	2.379%, 12/01/2032, #671884	196,301
145	2.256%, 04/01/2034, #775389	150,686

	Federal Home Loan Mortgage Corporation Pool
2,612	2.581%, 04/01/2034, #AD0486	2,744,931
2,337	2.551%, 06/01/2034, #725721	2,450,243
1,732	2.050%, 07/01/2034, #795242	1,803,428
1,406	2.456%, 11/01/2034, #797182	1,477,442
1,704	2.688%, 11/01/2034, #841068	1,795,367
2,660	2.572%, 03/01/2035, #819652 ▼	2,786,006
1,393	2.714%, 07/01/2035, #745922	1,461,742

Nuveen Investments	159

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Adjustable Rate Δ (continued)
$1,414	2.538%, 08/01/2035, #838958	$1,485,897
697	2.162%, 12/01/2035, #848390	712,501
3,093	2.584%, 07/01/2036, #AE0058	3,251,274
990	2.845%, 07/01/2036, #886034	1,038,567
208	2.461%, 08/01/2036, #555369	217,929
899	2.655%, 09/01/2036, #995949	943,325
2,001	2.626%, 08/01/2037, #AD0550	2,103,407
1,914	2.533%, 03/01/2038, #AD0706	2,014,857

	Government National Mortgage Association Pool
116	2.625%, 08/20/2021, #008824	119,979
159	2.625%, 07/20/2022, #008006	164,206
88	2.625%, 09/20/2025, #008699	90,916
70	3.375%, 04/20/2026, #008847	72,411
26	3.625%, 08/20/2027, #080106	26,353
39	3.375%, 01/20/2028, #080154	40,564
104	3.375%, 05/20/2029, #080283	108,232
200	1.875%, 11/20/2030, #080469	206,004
65	3.375%, 04/20/2031, #080507	67,743
226	2.625%, 08/20/2031, #080535	233,776
51	3.500%, 02/20/2032, #080580	53,505

44,696	Total Adjustable Rate	46,868,905
	Fixed Rate - 1.7%

	Federal Home Loan Mortgage Corporation
	Series K001, Class A3
528	5.469%, 01/25/2012	535,292
	Series K701, Class A1
2,760	2.838%, 06/26/2017	2,794,879

	Federal Home Loan Mortgage Corporation Pool
2,496	4.500%, 05/01/2018, #G11618	2,643,850
990	4.500%, 04/01/2022, #M30035	1,036,182

	Federal National Mortgage Association Pool
100	5.500%, 05/01/2012, #254340	101,487
102	5.000%, 03/01/2013, #254682	107,439
924	4.000%, 12/01/2013, #255039	946,796
2,086	4.000%, 05/01/2020, #AD0107 ▼	2,182,208
3,635	4.500%, 04/01/2024, #AA4312	3,826,119

13,621	Total Fixed Rate	14,174,252
$58,317	Total U.S. Government Agency Mortgage-Backed Securities (cost $59,689,580)	61,043,157

Principal Amount (000)	Description ▲	Value
	COLLATERALIZED MORTGAGE OBLIGATION - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.6%

	Adjustable Rate Δ- 1.3%

	FDIC Structured Sale Guaranteed Notes
	Series 2010-S1, Class 1A
$4,544	0.811%, 02/25/2048 ■	$4,547,984

	Federal National Mortgage Association
	Series 2003-25, Class FN
3,292	0.700%, 04/25/2018	3,312,166
	Series 2004-90, Class GF
2,652	0.550%, 11/25/2034	2,644,199

10,488	Total Adjustable Rate	10,504,349

160	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Fixed Rate - 4.3%

	FDIC Structured Sale Guaranteed Notes
	Series A1
$2,000	0.000%, 10/25/2011 ■	$1,993,920
	Series 2010-S1, Class 2A
2,493	3.250%, 04/25/2038 ■	2,519,962

	Federal Home Loan Mortgage Corporation
	Series 1022, Class J
21	6.000%, 12/15/2020	23,556
	Series 2629, Class BO
2,414	3.250%, 03/15/2018	2,488,757
	Series 2780, Class QC
488	4.500%, 03/15/2017	489,681
	Series 2795, Class CL
2,208	4.500%, 07/15/2017	2,248,239
	Series 2843, Class BH
2,107	4.000%, 01/15/2018	2,153,725
	Series 3555, Class DA
2,131	4.000%, 12/15/2014	2,200,822
	Series 3555, Class EA
865	4.000%, 12/15/2014	893,529
	Series 3591, Class NA
1,757	1.250%, 10/15/2012	1,765,562

	Federal National Mortgage Association
	Series 1992-150, Class MA
56	5.500%, 09/25/2022	60,869
	Series 2002-83, Class MD
564	5.000%, 09/25/2016	569,420
	Series 2003-122, Class AJ
3,858	4.500%, 02/25/2028	4,000,376
	Series 2003-68, Class QP
2,029	3.000%, 07/25/2022	2,070,112
	Series 2004-90, Class GA
1,629	4.350%, 03/25/2034	1,704,218
	Series 2010-M1, Class A1
2,059	3.305%, 06/25/2019	2,103,644
	Series 2010-M6, Class A1
1,944	2.210%, 09/25/2020	1,862,986

	FHLMC Structured Pass-Through Securities
	Series T-45, Class A4
3,859	4.520%, 08/27/2012	4,002,160

	Government National Mortgage Association
	Series 2003-85, Class ZL
2,232	5.500%, 06/20/2028	2,301,295

34,714	Total Fixed Rate	35,452,833
$45,202	Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities (cost $45,669,406)	45,957,182

Principal Amount (000)	Description ▲	Value
	U.S. GOVERNMENT & AGENCY SECURITIES - 4.3%

	U.S. Agency Debentures - 2.6%

	Federal Home Loan Bank
$6,000	2.250%, 04/13/2012 ▼	$6,114,954
5,400	1.500%, 01/16/2013 ▼	5,460,188

	Federal Home Loan Mortgage Corporation
2,000	1.625%, 04/15/2013 ▼	2,030,564

	Federal National Mortgage Association
7,500	1.000%, 04/04/2012 ▼	7,546,980
20,900	Total U.S. Agency Debentures	21,152,686

Nuveen Investments	161

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	U.S. Treasuries - 1.7%

	U.S. Treasury Notes
$1,235	4.625%, 10/31/2011 ▼	$1,266,599
1,340	1.125%, 12/15/2011 ▼	1,348,323
7,500	0.875%, 02/29/2012 ▼	7,539,225
3,760	4.125%, 08/31/2012 ▼	3,951,083

13,835	Total U.S. Treasuries	14,105,230
$34,735	Total U.S. Government & Agency Securities (cost $34,870,390)	35,257,916

Principal Amount (000)	Description ▲	Value

	COLLATERALIZED MORTGAGE OBLIGATION-PRIVATE MORTGAGE-BACKED SECURITIES - 4.2%

	Adjustable Rate Δ - 2.6%

	Arkle Master Issuer
	Series 2010-1A, Class 1A
3,640	0.454%, 05/17/2011 ■	3,638,497

	Countrywide Home Loans
	Series 2004-2, Class 2A1

	Adjustable Rate (continued)

289	2.761%, 02/25/2034	289,396

	GSR Mortgage Loan Trust
	Series 2005-AR1, Class B1

1,928	4.044%, 01/25/2035 ¥	1,032,412

	Indymac Index Mortgage Loan Trust
	Series 2005-AR1, Class 4A1

447	2.715%, 03/25/2035	412,278

	JPMorgan Mortgage Trust
	Series 2006-A7, Class 3A4

361	5.881%, 01/25/2037	43,660

	Master Adjustable Rate Mortgages Trust
	Series 2003-5, Class 4A1
1,718	1.939%, 11/25/2033	1,492,718

	NCUA Guaranteed Notes
	Series 2010-R3, Class 2A
6,277	0.859%, 12/08/2020	6,308,056
	Series 2011-R1, Class 1A
6,031	0.690%, 01/08/2020	6,038,659

	Sequoia Mortgage Trust
	Series 2007-1, Class 2A1
638	5.188%, 02/20/2047	545,519

	Structured Mortgage Loan Trust
	Series 2004-11, Class A
176	2.657%, 08/25/2034	164,045

	Washington Mutual
	Series 2007-HY2, Class 3A2
640	5.683%, 09/25/2036	103,955

	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR14, Class 2A3
1,821	5.820%, 10/25/2036	1,467,078
23,966	Total Adjustable Rate	21,536,273
	Fixed Rate - 1.6%

	Countrywide Alternative Loan Trust
	Series 2006-19CB, Class A15
1,177	6.000%, 08/25/2036	1,000,859

162	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Fixed Rate (continued)

	GMAC Mortgage Corporation Loan Trust
	Series 2010-1, Class A
$2,458	4.250%, 07/25/2040 ■	$2,484,413

	Master Alternative Loans Trust
	Series 2004-13, Class 10A1
402	8.000%, 01/25/2035	416,253

	Mortgage Equity Conversion Asset Trust
	Series 2010-1A, Class A
2,549	4.000%, 07/25/2060 ■	2,548,933

	NCUA Guaranteed Notes
	Series 2010-R1, Class 2A
2,883	1.840%, 10/07/2020	2,894,823

	Thornburg Mortgage Securities Trust
	Series 2007-4, Class 3A1
1,488	6.171%, 09/25/2037	1,493,513

	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-3, Class A1
483	5.500%, 03/25/2036	487,213
	Series 2007-2, Class 1A8
1,325	5.750%, 03/25/2037	1,231,129

12,765	Total Fixed Rate	12,557,136
$36,731	Total Collateralized Mortgage Obligation-Private Mortgage-Backed Securities (cost $35,583,290)	34,093,409

Principal Amount (000)	Description ▲	Value
	MUNICIPAL BONDS - 0.8%

	Louisiana Local Government Environmental Facilities, Community Development Authority
	Series A1
$6,285	1.520%, 02/01/2018	$6,266,081
$6,285	Total Municipal Bonds (cost $6,283,705)	6,266,081

Shares	Description ▲	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.2%

	Mount Vernon Securities Lending Prime Portfolio

99,826,560	0.265% Ω†	$99,826,560
	Total Investments Purchased with Proceeds from Securities Lending (cost $99,826,560)	99,826,560

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS - 2.1%
	Money Market Fund - 2.0%

	First American Prime Obligations Fund, Class Z

16,046,336	0.067% Ω	$16,046,336
	U.S. Treasury Obligations - 0.1%

	U.S. Treasury Bills ☐

$1,185	0.039%, 04/14/2011	1,184,983

75	0.042%, 05/05/2011	74,997

20	0.097%, 07/21/2011	19,994

$1,280	Total U.S. Treasury Obligations	1,279,974
	Total Short-Term Investments (cost $17,326,265)	17,326,310
	Total Investments (cost $914,783,610) - 113.5%	927,875,325
	Other Assets Less Liabilities - (13.5)% ¯	(110,113,817)
	Net Assets - 100.0%	$817,761,508

Nuveen Investments	163

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2011

Investments in Derivatives

Futures Contracts outstanding at March 31, 2011:

Description	Contract Position	Number of Contracts	Contract Expiration	Value at March 31, 2011	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Long	51	6/11	$11,124,375	$7,850
U.S. Treasury 5-Year Note	Short	(769)	6/11	(89,810,787)	(292,035)
U.S. Treasury 10-Year Note	Short	(178)	6/11	(21,187,563)	(37,751)
U.S. Treasury Long Bond	Short	(17)	6/11	(2,043,188)	(4,021)
					$(325,957)

Credit Default Swaps outstanding at March 31, 2011:

Counterparty	Reference Index	Buy/Sell Protection[1]	Receive Fixed Rate	Termination Date	Notional Amount[2]	Unrealized Appreciation (Depreciation)
JPMorgan	Markit CDX HY16 Index	Sell	5.000%	6/20/16	$7,900,000	$1,797
UBS	Markit CDX HY16 Index	Sell	5.000	6/20/16	25,900,000	(26,449)
						$(24,652)

[1]

If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]

The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps outstanding at March 31, 2011:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Fixed Rate Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
JPMorgan Chase	3-Month LIBOR	Receive	1.255%	Semi-Annually	11/03/11	$24,000,000	$(233,732)
JPMorgan Chase	3-Month LIBOR	Receive	3.858	Semi-Annually	1/19/20	4,000,000	(168,641)
UBS	3-Month LIBOR	Receive	1.358	Semi-Annually	9/25/11	11,000,000	(54,898)
UBS	3-Month LIBOR	Receive	1.133	Semi-Annually	3/25/12	16,000,000	(107,604)
UBS	3-Month LIBOR	Receive	1.048	Semi-Annually	6/25/12	18,000,000	(161,577)
UBS	3-Month LIBOR	Receive	3.001	Semi-Annually	8/03/14	4,000,000	(183,028)
							$(909,480)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

164	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$394,664,491	$—	$394,664,491
Asset-Backed Securities	—	141,393,524	—	141,393,524
Commercial Mortgage-Backed Securities	—	92,046,695	—	92,046,695
U.S. Government Agency Mortgage-Backed Securities	—	61,043,157	—	61,043,157
Collateralized Mortgage Obligation—U.S. Government Agency Mortgage-Backed Securities	—	45,957,182	—	45,957,182
U.S. Government & Agency Securities	—	35,257,916	—	35,257,916
Collateralized Mortgage Obligation—Private Mortgage-Backed Securities	—	34,093,409	—	34,093,409
Municipal Bonds	—	6,266,081	—	6,266,081
Investments Purchased with Proceeds from Securities Lending	99,826,560	—	—	99,826,560
Short-Term Investments	16,046,336	1,279,974	—	17,326,310
Derivatives:
Futures Contracts*	(325,957)	—	—	(325,957)
Credit Default Swaps*	—	(24,652)	—	(24,652)
Interest Rate Swaps*	—	(909,480)	—	(909,480)
Total	$115,546,939	$811,068,297	$—	$926,615,236

*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Balance at the beginning of period	$8,803,000
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers into	—
Transfers out of	(8,803,000)
Balance at the end of period	$—

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

	Derivative Instrument	Location on the Statements of Assets Liabilities
		Asset Derivatives		Liability Derivatives
Underlying Risk Exposure		Location	Value	Location	Value
Interest Rate	Futures Contract	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$7,850	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$333,807
Interest Rate	Swaps	Unrealized appreciation on interest rate swap contracts**	—	Unrealized depreciation on interest rate swap contracts**	909,480
Credit	Swaps	Unrealized appreciation on interest rate swap contracts**	1,797	Unrealized depreciation on interest rate swap contracts**	26,449
Total			$9,647		$1,269,736

*	Represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported on the Portfolio of Investments.

**	Represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported on the Portfolio of Investments.

Nuveen Investments	165

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2011

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31 2011, the cost of investments (excluding investments in derivatives) was $918,550,303.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$16,661,440
Depreciation	(7,336,418)
Net unrealized appreciation (depreciation) of investments	$9,325,022

▲	All percentages shown in Portfolio of Investments are based on net assets.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”

▼	This security or a portion of this security is out on loan at March 31, 2011.

Δ	Variable Rate Security—The rate shown is the rate in effect as of March 31, 2011.

*	Security purchased on a when-issued basis.

¥	Illiquid Security—A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2011.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of March 31, 2011.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.

¯	Other Assets Less Liabilities includes Values and/or the Unrealized Apprecation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

(1)	Principal Amount denominated in U.S. Dollars, unless otherwise noted.

REIT	Real Estate Investment Trust

AUD	Australian Dollar

CAD	Canadian Dollar

NZD	New Zealand Dollar

LIBOR	London Inter-Bank Offered Rate

166	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund

(formerly known as First American Total Return Bond Fund)

March 31, 2011

Principal Amount (000) (1)	Description ▲	Value

	CORPORATE BONDS – 57.7%

	Banking - 8.2%

	Ally Financial
$910	7.500%, 09/15/2020 ■	$970,288

	Bank of America
1,765	6.500%, 08/01/2016	1,953,191
5,815	5.875%, 01/05/2021	6,071,895
1,815	8.000%, 12/29/2049 Δ	1,951,797

	BBVA Bancomer
850	4.500%, 03/10/2016 ■ ▼	851,800

	Bunge Limited Finance
3,010	4.100%, 03/15/2016	3,017,492

	Citigroup
1,300	5.375%, 08/09/2020 ▼	1,338,289
2,765	6.125%, 08/25/2036	2,636,690
2,550	6.875%, 03/05/2038	2,802,307

	Citigroup Capital XXI
2,735	8.300%, 12/21/2077 Δ	2,844,400

	HSBC Holdings
1,910	6.800%, 06/01/2038	1,999,978

	ING Bank
1,350	4.000%, 03/15/2016 ■	1,348,114

	JPMorgan Chase
2,420	5.500%, 10/15/2040 ▼	2,364,708

	Series 1
1,970	7.900%, 04/29/2049 ▼ Δ	2,155,397

	JPMorgan Chase Capital XX
	Series T
3,670	6.550%, 09/29/2066 ▼ Δ	3,730,166

	Key Bank
1,485	7.413%, 05/06/2015	1,681,771

	KeyCorp
	Series MTN
1,710	3.750%, 08/13/2015 ▼	1,727,870

	Royal Bank of Scotland
2,100	6.400%, 10/21/2019 ▼	2,161,939

	Sovereign Bank
2,350	8.750%, 05/30/2018	2,654,912

	State Street
1,605	4.956%, 03/15/2018	1,653,888

	UBS
1,410	4.875%, 08/04/2020 ▼	1,421,689

	UBS Preferred Funding Trust V

	Basic Industry (continued)
1,615	6.243%, 05/29/2049 ▼ Δ	1,594,813

	Wachovia Capital Trust III
2,175	5.570%, 03/29/2049 Δ	1,995,563

	Wells Fargo
	Series K
1,255	7.980%, 03/29/2049 Δ	1,374,225

	Wells Fargo Bank
710	5.950%, 08/26/2036	729,930

Nuveen Investments	167

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

March 31, 2011

Principal Amount (000) (1)	Description ▲	Value

	Banking (continued)

	Wells Fargo Capital X

$1,230	5.950%, 12/15/2086 Δ	$1,211,121
52,480	Total Banking	54,244,233
	Basic Industry - 5.3%

	Alrosa Finance
1,315	7.750%, 11/03/2020 ■	1,409,680

	Arcelormittal
3,065	7.000%, 10/15/2039	3,073,202

	Cliffs Natural Resources
2,725	4.800%, 10/01/2020	2,690,273

	Dow Chemical
1,885	4.250%, 11/15/2020 ▼	1,800,237

	Hidili Industry International Development
425	8.625%, 11/04/2015 ■ ▼	427,125

	Incitec Pivot Finance
1,915	6.000%, 12/10/2019 ■	2,006,593

	International Paper
1,680	8.700%, 06/15/2038	2,153,674

	Inversiones
1,280	6.125%, 11/05/2019 ■	1,347,133

	Metinvest
135	10.250%, 05/20/2015 ■	149,310
1,380	8.750%, 02/14/2018 ■ ▼	1,428,300

	Newmont Mining
3,090	6.250%, 10/01/2039	3,275,919

	Plum Creek Timberlands
3,050	4.700%, 03/15/2021	2,937,245

	Reynolds Group Issuer
1,500	7.125%, 04/15/2019 ■	1,537,500

	Rhodia
1,500	6.875%, 09/15/2020 ■	1,528,125

	Rio Tinto Finance U.S.A.
1,625	7.125%, 07/15/2028 ▼	1,960,218

	Sinochem Overseas Capital
750	4.500%, 11/12/2020 ■	710,454

	Southern Copper
1,265	7.500%, 07/27/2035	1,366,555

	Teck Cominco Limited
1,575	6.125%, 10/01/2035	1,616,868

	Vale Overseas
1,990	6.875%, 11/10/2039 ▼	2,127,101

	Vedanta Resources
1,575	9.500%, 07/18/2018 ■ ▼	1,724,625
33,725	Total Basic Industry	35,270,137
	Brokerage - 3.4%

	Goldman Sachs Capital II
2,740	5.793%, 12/29/2049 Δ	2,363,250

	Goldman Sachs Group
8,605	6.000%, 06/15/2020	9,096,561

	Merrill Lynch
3,150	6.050%, 05/16/2016	3,329,200

168	Nuveen Investments

Principal Amount (000) (1)	Description ▲	Value

	Brokerage (continued)

	Morgan Stanley
$2,640	7.300%, 05/13/2019 ▼	$2,969,364
2,600	5.500%, 07/24/2020	2,598,172
1,960	5.750%, 01/25/2021 ▼	1,978,220
21,695	Total Brokerage	22,334,767
	Capital Goods - 1.1%

	Abengoa Finance
1,150	8.875%, 11/01/2017 ■ ▼	1,147,125

	GE Capital Trust I
3,600	6.375%, 11/15/2067 Δ	3,685,500

	L-3 Communications

	Series B
1,680	6.375%, 10/15/2015	1,730,400

	Martin Marietta Material
850	6.600%, 04/15/2018	931,915
7,280	Total Capital Goods	7,494,940
	Communications - 4.4%

	American Tower
2,195	5.050%, 09/01/2020	2,132,511

	AT&T
1,510	6.550%, 02/15/2039 ▼	1,573,779

	British Sky Broadcasting
1,975	6.100%, 02/15/2018 ■	2,196,064

	CBS
1,190	5.750%, 04/15/2020 ▼	1,258,615

	Comcast
1,630	6.400%, 05/15/2038	1,659,889

	Digicel Group
1,500	10.500%, 04/15/2018 ■	1,717,500

	DirecTV Holdings
2,230	5.200%, 03/15/2020	2,296,800

	Embarq
1,545	7.082%, 06/01/2016 ▼	1,756,959

	Frontier Communications
1,355	8.500%, 04/15/2020	1,468,481

	NBC Universal
2,515	4.375%, 04/01/2021 ■	2,407,836

	News America
1,600	6.650%, 11/15/2037	1,678,072
825	6.150%, 02/15/2041 ■	818,106

	Sinclair Television Group
1,215	9.250%, 11/01/2017 ■	1,354,725

	Sprint Nextel
1,200	6.000%, 12/01/2016	1,204,500

	TCM Sub
870	3.550%, 01/15/2015 ■	880,693

	Telecom Italia Capital
2,250	7.175%, 06/18/2019 ▼	2,459,543

	Time Warner Cable
1,515	5.875%, 11/15/2040 ▼	1,423,568

	Verizon Communications
915	6.900%, 04/15/2038	1,015,497
28,035	Total Communications	29,303,138

Nuveen Investments	169

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

March 31, 2011

Principal Amount (000) (1)	Description ▲	Value

	Consumer Cyclical - 2.8%

	Dana Holding
$1,450	6.500%, 02/15/2019	$1,442,750

	Ford Motor Credit
1,350	6.625%, 08/15/2017	1,440,789

	Giti Tire
1,000	12.250%, 01/26/2012	1,001,554

	Ingram Micro
1,090	5.250%, 09/01/2017	1,108,150

	Isle Of Capri Casinos
1,000	7.750%, 03/15/2019 ■ ▼	995,000

	J.C. Penney
1,425	5.650%, 06/01/2020	1,373,344

	O’Reilly Automotive
2,335	4.875%, 01/14/2021	2,309,565

	R.R. Donnelley & Sons
1,070	7.625%, 06/15/2020	1,125,724

	Time Warner
1,500	4.750%, 03/29/2021	1,490,100
1,750	6.100%, 07/15/2040	1,712,888

	Viacom
1,975	6.875%, 04/30/2036 ▼	2,162,613

	Whirlpool
	Series MTN
2,360	5.500%, 03/01/2013	2,508,316
18,305	Total Consumer Cyclical	18,670,793
	Consumer Non Cyclical - 2.9%

	Albertson’s
1,325	8.700%, 05/01/2030	1,136,187

	Altria Group
2,720	9.950%, 11/10/2038 ▼	3,793,845

	Anheuser-Busch InBev Worldwide
1,525	8.200%, 01/15/2039	2,074,726

	CVS Caremark
1,810	6.302%, 06/01/2062 Δ	1,778,325

	HCA Holdings
1,125	7.750%, 05/15/2021 ■ ▼	1,172,813

	Lorillard Tobacco
1,590	8.125%, 06/23/2019	1,851,310

	MHP
1,225	10.250%, 04/29/2015 ■	1,310,750

	Pilgrim’s Pride
800	7.875%, 12/15/2018 ■ ▼	776,000

	STHI Holding
1,520	8.000%, 03/15/2018 ■	1,573,200

	UnitedHealth Group
1,395	6.875%, 02/15/2038	1,564,802

	Valeant Pharmaceuticals
2,330	6.875%, 12/01/2018 ■	2,283,400
17,365	Total Consumer Non Cyclical	19,315,358
	Electric - 2.0%

	Calpine
1,315	7.875%, 07/31/2020 ■	1,397,187

170	Nuveen Investments

Principal Amount (000) (1)	Description ▲	Value

	Electric (continued)

	Constellation Energy Group
$2,010	5.150%, 12/01/2020 ▼	$1,994,183

	FirstEnergy Solutions
2,000	6.050%, 08/15/2021	2,072,410

	Majapahit Holding
1,850	7.750%, 10/17/2016 ■	2,081,250

	MidAmerican Energy Holdings
2,630	6.125%, 04/01/2036 ▼	2,789,562

	Midwest Generation
	Series 2000
1,262	8.560%, 01/02/2016 ▼	1,287,018

	Ohio Power
	Series K
1,685	6.000%, 06/01/2016	1,896,343
12,752	Total Electric	13,517,953
	Energy - 4.7%

	Amerada Hess
1,950	7.125%, 03/15/2033	2,241,751

	Anadarko Petroleum
1,140	6.375%, 09/15/2017 ▼	1,254,792
1,675	6.200%, 03/15/2040 ▼	1,618,208

	Canadian Oil Sands
1,700	7.750%, 05/15/2019 ■	1,990,651

	Carrizo Oil & Gas
1,150	8.625%, 10/15/2018 ■	1,219,000

	Cloud Peak Energy
1,270	8.250%, 12/15/2017	1,384,300

	Diamond Offshore Drilling
1,775	5.700%, 10/15/2039	1,752,786

	Linn Energy
1,310	8.625%, 04/15/2020 ■	1,454,100

	Lukoil International Finance
2,625	6.125%, 11/09/2020 ■ ▼	2,677,500

	Nabors Industries
1,590	5.000%, 09/15/2020 ▼	1,579,326

	Nexen
2,240	6.400%, 05/15/2037	2,237,547

	Petrobras International Finance
1,770	6.875%, 01/20/2040	1,853,549

	Petro-Canada
1,275	6.800%, 05/15/2038	1,414,703

	Petroplus Finance
1,465	9.375%, 09/15/2019 ■ ▼	1,483,313

	Seadrill
1,600	6.500%, 10/05/2015	1,596,000

	United Refining
990	10.500%, 02/28/2018 ■	983,813

	Valero Energy
2,200	6.125%, 02/01/2020 ▼	2,379,454

	Weatherford International
1,950	7.000%, 03/15/2038	2,065,395
29,675	Total Energy	31,186,188

Nuveen Investments	171

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

March 31, 2011

Principal Amount (000) (1)	Description ▲	Value

	Finance - 5.9%

	Anglogold Holdings
$2,275	6.500%, 04/15/2040	$2,278,485

	Asciano Finance
2,250	5.000%, 04/07/2018 ■	2,237,805

	Capital One Bank
1,310	8.800%, 07/15/2019 ▼	1,647,143

	Capital One Capital III
1,485	7.686%, 08/15/2036 Δ	1,527,694

	Capital One Financial
2,265	6.150%, 09/01/2016	2,480,313

	Country Garden Holdings
2,050	11.125%, 02/23/2018 ■ ▼	2,080,750

	Countrywide Financial
2,885	6.250%, 05/15/2016	3,079,991

	Credit Acceptance
1,450	9.125%, 02/01/2017	1,567,813

	Discover Financial Services
1,975	10.250%, 07/15/2019	2,540,774

	General Electric Capital
1,400	5.300%, 02/11/2021	1,421,937

	Series MTN
4,705	6.875%, 01/10/2039 ▼	5,250,747

	International Lease Finance
985	8.875%, 09/01/2017 ▼	1,110,588
2,310	8.250%, 12/15/2020 ▼	2,532,337

	Janus Capital Group
1,700	6.700%, 06/15/2017Δ	1,832,265

	JBS Finance II
1,175	8.250%, 01/29/2018 ■	1,207,313

	Rockies Express Pipeline
1,625	5.625%, 04/15/2020 ■	1,615,328

	RSHB Capital
2,120	7.750%, 05/29/2018 ■	2,371,644

	Transcapitalinvest
2,670	5.670%, 03/05/2014 ■	2,851,026
36,635	Total Finance	39,633,953
	Industrial Other - 0.3%

	Huntington Ingalls Industries
1,810	7.125%, 03/15/2021 ■ ▼	1,886,925
	Insurance - 5.0%

	Aflac
2,185	6.450%, 08/15/2040 ▼	2,193,012

	Allied World Assurance
2,510	7.500%, 08/01/2016	2,799,503

	Catlin Insurance
1,750	7.249%, 12/31/2049 ■ Δ	1,649,375

	Genworth Financial

	Series MTN
2,640	6.515%, 05/22/2018	2,611,749

	Hartford Financial Services Group

	Series MTN
3,535	6.000%, 01/15/2019	3,715,776

172	Nuveen Investments

Principal Amount (000) (1)	Description ▲	Value

	Insurance (continued)

	Liberty Mutual Group
$1,705	7.000%, 03/15/2037 ■ ▼ Δ	$1,640,110

	Lincoln National
2,395	8.750%, 07/01/2019 ▼	3,032,693
1,620	6.050%, 04/20/2067 Δ	1,514,700

	MetLife
1,600	6.750%, 06/01/2016	1,849,511

	MetLife Capital Trust IV
2,220	7.875%, 12/15/2067 ■ Δ	2,386,500

	Pacific Life Insurance
840	6.000%, 02/10/2020 ■	894,472

	Prudential Financial
1,650	5.500%, 03/15/2016	1,766,299
1,395	7.375%, 06/15/2019	1,637,892
1,555	5.900%, 03/17/2036	1,563,039

	Unum Group
1,830	5.625%, 09/15/2020 ▼	1,859,542

	ZFS Finance USA Trust V
1,860	6.500%, 05/09/2067 ■ Δ	1,864,650
31,290	Total Insurance	32,978,823
	Natural Gas - 0.9%

	Kinder Morgan Energy Partners

	Series MTN
1,920	6.950%, 01/15/2038	2,069,747

	NGPL Pipeco
1,585	7.119%, 12/15/2017 ■	1,770,973

	Southern Union
545	7.200%, 11/01/2066 Δ	520,475

	Transocean
1,595	6.000%, 03/15/2018	1,722,083
5,645	Total Natural Gas	6,083,278
	Real Estate - 2.8%

	Boston Properties
3,050	4.125%, 05/15/2021	2,900,876

	Central China Real Estate
825	12.250%, 10/20/2015 ■ ▼	839,438

	Health Care - REIT
2,815	5.250%, 01/15/2022	2,746,492

	Health Care Properties - REIT

	Series MTN
1,725	6.300%, 09/15/2016	1,900,617

	Prologis - REIT

3,080	6.875%, 03/15/2020	3,370,225

	Shimao Property Holdings
620	8.000%, 12/01/2016 ■	570,400

	Sigma Capital
1,029	9.000%, 04/30/2015	1,108,106

	Simon Property Group - REIT
1,825	5.650%, 02/01/2020	1,965,288

	Vornado Realty - REIT
2,975	4.250%, 04/01/2015	3,046,242
17,944	Total Real Estate	18,447,684

Nuveen Investments	173

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

March 31, 2011

Principal Amount (000) (1)	Description ▲	Value

	Sovereign - 5.3%

	Australian Government
AUD 5,810	5.750%, 04/15/2012	$6,066,729
AUD 7,350	4.500%, 04/15/2020	7,084,294

	Canadian Government
CAD 5,700	1.500%, 03/01/2012	5,887,080
CAD 7,000	3.750%, 06/01/2019	7,496,679

	Republic of Argentina
$ 1,150	8.750%, 06/02/2017	1,177,025

	Republic of Indonesia
1,730	5.875%, 03/13/2020 ■ ▼	1,844,612

	Republic of South Africa
2,295	6.250%, 03/08/2041 ▼	2,365,273

	Ukraine Government
1,250	7.750%, 09/23/2020 ■	1,289,062

	United Mexican States
2,200	5.750%, 10/12/2110	1,982,200
	Total Sovereign	35,192,954
	Technology - 0.3%

	Avnet
845	5.875%, 06/15/2020 ▼	863,878

	Seagate
1,360	6.875%, 05/01/2020 ■ ▼	1,356,600
2,205	Total Technology	2,220,478
	Transportation - 2.4%

	Air Canada
1,105	9.250%, 08/01/2015 ■ ▼	1,151,963

	America West Air
	Series 2000-1
1,305	8.057%, 01/02/2022	1,363,574

	Avis Budget Car Rental
1,450	7.750%, 05/15/2016 ▼	1,495,312

	Continental Airlines

	Series 2007-1, Class C
2,059	7.339%, 04/19/2014 ▼	2,049,180

	Delta Airlines

	Series 2011-1, Class A
1,700	5.300%, 04/15/2019	1,712,750

	Hertz
1,250	7.375%, 01/15/2021 ■ ▼	1,278,125

	Martin Midstream Partners
1,350	8.875%, 04/01/2018 ▼	1,431,000

	Navios Maritime Acquisition
1,350	8.625%, 11/01/2017 ▼	1,397,250

	Northwest Airlines
	Series 2007-1, Class A
1,080	7.027%, 11/01/2019	1,112,258

	United Airlines
	Series 2007-1, Class A
1,272	6.636%, 01/02/2024	1,284,990
	Series 2009-1

1,416	10.400%, 05/01/2018	1,621,847
15,337	Total Transportation	15,898,249
	Total Corporate Bonds (cost $360,504,443)	383,679,851

174	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 15.7%

	Adjustable Rate Δ - 1.0%

	Federal Home Loan Mortgage Corporation Pool
$606	2.958%, 10/01/2029, #1L0117	$611,825
560	2.452%, 07/01/2030, #847240	587,713
418	2.409%, 05/01/2033, #847411	435,288
1,256	5.810%, 07/01/2036, #1K1238	1,308,459
2,821	2.834%, 05/01/2038, #84-8289	2,960,095
	Federal National Mortgage Association Pool
228	2.353%, 09/01/2033, #725553	237,564
608	2.508%, 01/01/2035, #745548	639,269
6,497	Total Adjustable Rate	6,780,213
	Fixed Rate - 14.7%

	Federal Home Loan Mortgage Corporation Pool
1,111	6.500%, 07/01/2031, #A17212	1,255,268
608	7.000%, 08/01/2037, #H09059	690,652
	Federal National Mortgage Association Pool
1,248	5.500%, 02/01/2025, #255628	1,357,755
4,433	5.500%, 10/01/2025, #255956	4,799,390
380	6.000%, 04/01/2032, #745101	410,455
547	5.500%, 06/01/2033, #843435	589,868
4,266	5.000%, 11/01/2033, #725027	4,496,449
643	5.000%, 03/01/2034, #725205	677,634
551	5.000%, 03/01/2034, #725250	580,987
850	6.000%, 03/01/2034, #745324	935,939
14,420	4.500%, 04/01/2034 *	14,674,599
918	5.500%, 09/01/2034, #725773 ▼	987,423
725	6.500%, 04/01/2036, #831377	819,059
350	6.500%, 04/01/2036, #852909	395,779
942	6.500%, 08/01/2036, #893318	1,064,298
1,875	6.500%, 09/01/2036, #897129	2,118,940
823	5.500%, 04/01/2037, #918883	881,993
912	6.000%, 06/01/2037, #944340	993,345
1,070	6.000%, 09/01/2037, #256890	1,156,479
5,721	5.500%, 01/01/2038, #968975	6,131,744
1	5.500%, 05/01/2038, #889618 ▼	1,294
2	5.500%, 07/01/2038, #985344	1,752
1,316	6.000%, 08/01/2038, #257307	1,432,972
3,581	5.500%, 11/01/2038, #AA0005	3,833,570
3,381	5.500%, 12/01/2038, #AA0889	3,619,859
4,959	4.500%, 09/01/2039, #AC1877	5,053,329
4,028	6.000%, 09/01/2039, #AD0205	4,388,044
5,676	4.500%, 12/01/2039, #932323	5,784,330
10,367	4.000%, 11/01/2040, #MA0583	10,212,511
5,213	4.000%, 12/01/2040, #AB1959	5,134,714
13,728	4.000%, 01/01/2041, #AH1420	13,523,304

94,645	Total Fixed Rate	98,003,735
$101,142	Total U.S. Government Agency Mortgage-Backed Securities (cost $102,814,481)	104,783,948

Principal Amount (000)	Description ▲	Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.4%

	Americold Trust
	Series 2010-ARTA, Class C
$3,470	6.811%, 01/14/2029 ■	$3,806,818

	Banc of America Commericial Mortgage
	Series 2007-2, Class AM
1,885	5.836%, 04/10/2049 Δ	1,851,209

Nuveen Investments	175

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	Commercial Mortgage-Backed Securities (continued)

	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4
$3,325	5.405%, 12/11/2040 Δ	$3,556,796
	Series 2007-T28, Class D
1,780	6.177%, 09/11/2042 ■ ¥ Δ	1,298,212

	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2005-CD1, Class A4
2,440	5.222%, 07/15/2044 Δ	2,622,856
	Series 2007-CD4, Class A2B
1,360	5.205%, 12/11/2049	1,390,182
	Series 2007-CD5, Class A4
	Commercial Mortgage-Backed Securities
5,650	5.886%, 11/15/2044 Δ	6,112,715

	Commercial Mortgage Pass-Through Certificates
	Series 2006-CN2A, Class A2FX
1,805	5.449%, 02/05/2019 ■	1,834,310

	Extended Stay America Trust
	Series 2010-ESHA, Class C
3,630	4.860%, 11/05/2027 ■	3,687,189

	Greenwich Capital Commercial Funding
	Series 2005-GG5, Class A2
2,845	5.117%, 04/10/2037	2,873,552

	GS Mortgage Securities II
	Series 2006-GG6, Class A2
2,040	5.506%, 04/10/2038	2,053,111
	Series 2006-GG8, Class A4
3,135	5.560%, 11/10/2039	3,371,823

	JPMorgan Chase Commercial Mortgage Securities
	Series 2007-CB18, Class A4
3,215	5.440%, 06/12/2047	3,390,167
	Series 2010-C1, Class A1
4,098	3.853%, 06/15/2043 ■	4,193,089

	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A4
4,000	4.367%, 03/15/2036	4,172,426
	Series 2005-C7, Class A2
1,593	5.103%, 11/15/2030	1,595,606

	Merrill Lynch Mortgage Trust
	Series 2008-C1, Class A4
5,540	5.690%, 02/12/2051	5,869,571

	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-4, Class AM
1,855	5.204%, 12/12/2049	1,823,429

	Morgan Stanley Capital I
	Series 2006-IQ12, Class A4
4,025	5.332%, 12/15/2043	4,246,919

	OBP Depositor Trust
	Series 2010-OBP, Class A
2,880	4.646%, 07/15/2045 ■	2,924,373
$60,571	Total Commercial Mortgage-Backed Securities (cost $58,984,179)	62,674,353

Principal Amount (000)	Description ▲	Value
	ASSET-BACKED SECURITIES - 5.2%

	Automotive - 0.9%

	Fifth Third Auto Trust
	Series 2008-1, Class A4A
$1,660	4.810%, 01/15/2013	$1,683,610

176	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Automotive (continued)

	Santander Drive Auto Receivables Trust
	Series 2010-1, Class A2

$4,642	1.360%, 03/15/2013 Δ	$4,654,597

6,302	Total Automotive	6,338,207
	Credit Cards - 2.3%

	Capital One Multi-Asset Execution Trust
	Series 2008-A5, Class A5
4,515	4.850%, 02/18/2014	4,522,834

	Chase Issuance Trust
	Series 2009-A2, Class A2
3,195	1.780%, 04/15/2014 Δ	3,241,360

	Citibank Credit Card Issuance Trust
	Series 2009-A1, Class A1
3,270	2.010%, 03/15/2014 Δ	3,319,615

	Discover Card Master Trust
	Series 2007-A1, Class A1
3,655	5.650%, 03/16/2020	4,099,764

14,635	Total Credit Cards	15,183,573
	Home Equity - 1.3%

	GRMT Mortgage Loan Trust
	Series 2001-1A, Class M1
107	8.272%, 07/20/2031 ■ ¥ Δ	101,088

	RBSSP Resecuritization Trust
	Series 2010-11, Class 2A1
2,684	0.420%, 03/26/2037 ■ Δ	2,560,462
	Series 2010-4, Class 1A1
3,987	0.360%, 03/26/2036 ■ Δ	3,699,373

	Renaissance Home Equity Loan Trust
	Series 2005-3, Class AF4
2,495	5.140%, 11/25/2035 Δ	2,186,191

9,273	Total Home Equity	8,547,114
	Manufactured Housing - 0.2%

	Green Tree Financial
	Series 1996-8, Class A7
109	8.050%, 10/15/2027 Δ	114,330
	Series 2008-MH1, Class A1
1,013	7.000%, 04/25/2038 ■	1,041,037

1,122	Total Manufacturing	1,155,367
	Other - 0.5%

	Henderson Receivables
	Series 2010-3A, Class A
1,999	3.820%, 12/15/2048 ■ Δ	1,931,914

	Ocwen Advance Receivables Backed Notes
	Series 2009-3A, Class A

1,745	4.140%, 07/15/2023 ■	1,762,450

3,744	Total Other	3,694,364
$35,076	Total Asset-Backed Securities (cost $33,685,099)	34,918,625

Nuveen Investments	177

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

March 31, 2011

Principal Amount (000)	Description ▲	Value

	COLLATERALIZED MORTGAGE OBLIGATIONS-PRIVATE MORTGAGE-BACKED SECURITIES - 3.4%

	Adjustable Rate Δ - 1.2%

	Countrywide Home Loans
	Series 2004-2, Class 2A1
$793	2.761%, 02/25/2034	$792,944

	FDIC Structured Sale Guaranteed Notes
	Series 2010-S1, Class 1A
3,731	0.806%, 02/25/2048 ■	3,733,700

	GSR Mortgage Loan Trust
	Series 2005-AR1, Class B1
1,972	4.823%, 01/25/2035 ¥	1,055,875

	Indymac Index Mortgage Loan Trust
	Series 2005-AR1, Class 4A1
514	2.794%, 03/25/2035	474,120

	JPMorgan Alternative Loan Trust
	Series 2007-S1, Class A1
1,900	0.530%, 04/25/2047	1,443,550

	JPMorgan Mortgage Trust
	Series 2006-A7, Class 3A4
1,289	5.932%, 01/25/2037	155,867

	Wachovia Mortgage Loan Trust
	Series 2005-B, Class 1A1
804	2.995%, 10/20/2035	618,031
11,003	Total Adjustable Rate	8,274,087
	Fixed Rate - 2.2%

	Bank of America Alternative Loan Trust
	Series 2007-1, Class 2A2
2,028	6.456%, 04/25/2037 ¥	246,785

	Countrywide Alternative Loan Trust
	Series 2004-24CB, Class 2A1
849	5.000%, 11/25/2019	880,408
	Series 2006-19CB, Class A15

	Fixed Rate (continued)
1,098	6.000%, 08/25/2036	934,135

	GMAC Mortgage Corporation Loan Trust
	Series 2010-1, Class A
770	4.250%, 07/25/2040 ■	778,086

	GSMPS Mortgage Loan Trust
	Series 2003-1, Class B1
2,484	6.813%, 03/25/2043 ¥	1,646,570

	GSR Mortgage Loan Trust
	Series 2005-4F, Class B1
2,099	5.742%, 05/25/2035 ¥	1,225,857

	Impac Secured Assets
	Series 2000-3, Class M1
2,234	8.000%, 10/25/2030 ¥	1,966,146

	Lehman Mortgage Trust
	Series 2008-6, Class 1A1
2,090	6.134%, 07/25/2047	2,012,918

	Residential Accredit Loans
	Series 2005-QS12, Class A7
1,045	5.500%, 08/25/2035	1,021,352

	Sequoia Mortgage Trust
	Series 2011-1, Class A1
2,693	4.125%, 02/25/2041	2,692,393

178	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Fixed Rate (continued)

	Washington Mutual Mortgage Pass-Through Certificates
	Series 2004-RA3, Class 2A
$1,003	6.395%, 08/25/2038	$1,049,623

18,393	Total Fixed Rate	14,454,273
$29,396	Total Collateralized Mortgage Obligations-Private Mortgage-Backed Securities (cost $28,532,359)	22,728,360

Principal Amount (000)	Description ▲	Value
	MUNICIPAL BONDS - 2.2%

	Illinois
$3,415	5.877%, 03/01/2019	$3,414,146

	King County, Sewer
2,020	5.000%, 01/01/2040	1,962,834

	Massachusetts School Building Authority
	Series A, (AMBAC)
2,020	5.000%, 08/15/2037	1,985,014

	Michigan State University
	Series C
2,020	5.000%, 02/15/2040	1,945,220

	New York City Transitional Finance Authority
	Series C
2,020	5.000%, 11/01/2039	1,963,056

	Provincia De Cordoba
1,200	12.375%, 08/17/2017 ■	1,239,000

	Triborough Bridge & Tunnel Authority
	Series C
2,020	5.000%, 11/15/2038	1,955,259
$14,715	Total Municipal Bonds (cost $14,362,474)	14,464,529

Principal Amount (000)	Description ▲	Value
	U.S. GOVERNMENT & AGENCY SECURITIES - 1.2%

	U.S. Treasuries - 1.2%

	U.S. Treasury Bond
$1,075	3.875%, 08/15/2040 ▼	$961,957

	U.S. Treasury Note
6,735	1.250%, 07/15/2020	6,955,842
$7,810	Total U.S. Government & Agency Securities (cost $8,214,808)	7,917,799

Shares	Description ▲	Value
	PREFERRED STOCKS - 0.7%

	Banking - 0.3%

	Bank of America
9,000	Series MER	$237,420

	Bank of America
17,000	Series 5 ▼	325,550

6,500	Citigroup Capital XII	171,145

	Goldman Sachs Group
46,000	Series A	1,031,320
	Total Banking	1,765,435

Nuveen Investments	179

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

March 31, 2011

Shares	Description ▲	Value

	PREFERRED STOCKS (continued)

	Finance - 0.1%

20,000	JPMorgan Chase Capital XXVI	$525,000

	Insurance - 0.3%

	Aspen Insurance Holdings
84,500	Series A	2,058,420

	Sovereign - 0.0%

	Fannie Mae
217,000	Series S	368,900
	Total Preferred Stocks (cost $9,354,907)	4,717,755

Shares	Description ▲	Value
	CLOSED-END FUNDS - 0.2%

15,000	Alliance National Municipal Income Fund	$197,700

36,000	Blackrock Credit Allocation Income Trust	436,320

23,000	Highland Credit Strategies Fund ▼	172,730

40,000	ING Clarion Global Real Estate Income Fund	328,400

17,000	Invesco Municipal Income Opportunities Trust	102,510

2,000	Pimco Income Strategy Fund ▼	23,920

16,000	Pioneer Diversified High Income Trust	338,720
	Total Closed End Funds (cost $1,485,436)	1,600,300

Shares	Description ▲	Value
	CONVERTIBLE SECURITIES 0.1%

	Energy - 0.1%

	Chesapeake Energy
7,300	Series 2005B	$758,288
	Total Convertible Securities (cost $620,500)	758,288

Shares	Description ▲	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.4%

	Mount Vernon Securities Lending Prime Portfolio
75,811,784	0.265% Ω †	$75,811,784
	Total Investments Purchased with Proceeds from Securities Lending (cost $75,811,784)	75,811,784

Shares/Pricipal Amount (000)	Description ▲	Value

	SHORT-TERM INVESTMENTS - 5.2%

	Money Market Fund - 4.7%

	First American Prime Obligations Fund, Class Z
31,141,961	0.067% Ω	$31,141,961
	U.S. Treasury Obligations - 0.5%

	U.S. Treasury Bill ☐
$2,970	0.039%, 04/14/2011	2,969,958
	Total Short-Term Investments (cost $34,111,839)	34,111,919
	Total Investments (cost $728,482,309) - 112.4%	748,167,511
	Other Assets Less Liabilities - (12.4)% ¯	(82,676,028)
	Net Assets - 100.0%	$665,491,483

180	Nuveen Investments

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at March 31, 2011:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation)
Polish Zloty	20,800,000	U.S. Dollar	7,313,707	5/16/11	$18,283
South African Rand	22,575,000	U.S. Dollar	3,245,866	4/26/11	(78,848)
U.S. Dollar	6,625,242	New Zealand Dollar	8,600,000	4/11/11	(68,127)
U.S. Dollar	7,243,096	Polish Zloty	20,800,000	5/16/11	52,327
U.S. Dollar	6,342,992	South African Rand	45,641,000	4/26/11	378,749
U.S. Dollar	3,485,671	South Korean Won	3,916,500,000	5/16/11	74,115
					$376,499

Futures Contracts outstanding at March 31, 2011:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at March 31, 2011	Unrealized Appreciation (Depreciation)
Japanese Yen Currency	Short	(44)	6/11	$(6,622,000)	$9,202
Mexican Peso Currency	Long	160	6/11	6,686,000	69,462
U.S. Treasury 5-Year Note	Short	(32)	6/11	(3,737,250)	(6,676)
U.S. Treasury 10-Year Note	Short	(594)	6/11	(70,704,563)	(95,200)
U.S. Treasury Long Bond	Short	(204)	6/11	(24,518,250)	(164,826)
U.S. Treasury Ultra Bond	Short	(35)	6/11	(4,324,688)	(58,828)
					$(246,866)

Credit Default Swap Contracts outstanding at March 31, 2011:

Counterparty	Reference Index	Buy/Sell Protection[1]	Receive Fixed Rate	Termination Date	Notional Amount[2]	Unrealized Appreciation (Depreciation)
JPMorgan Chase	Markit iTraxx CDX NA HY 16	Sell	5.000%	6/20/16	$17,000,000	$3,867
UBS	Markit iTraxx CDX NA HY 16	Sell	5.000	6/20/16	7,500,000	(7,659)
						$(3,792)

[1]

If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]

The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps outstanding at March 31, 2011:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Fixed Rate Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Citigroup	3-Month LIBOR	Receive	1.132%	Quarterly	1/07/21	$23,500,000	$(167,930)
UBS	3-Month LIBOR	Receive	2.056	Semi-Annually	7/01/15	41,000,000	(29,219)
							$(197,149)

Call Options Written outstanding at March 31, 2011:

Number of Contracts	Type	Notional Amount(2)	Expiration Date	Strike Price	Value
	Call Option Written
(131)	U.S. 10 Year Note Futures	$(1,598,200)	5/20/11	$122.00	$(34,797)
(131)	Total Call Option Written (premium received $64,140)	$(1,598,200)			$(34,797)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to

Nuveen Investments	181

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

March 31, 2011

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$383,679,851	$—	$383,679,851
U.S. Government Agency Mortgage-Backed Securities	—	104,783,948	—	104,783,948
Commercial Mortgage-Backed Securities	—	62,674,353	—	62,674,353
Asset-Backed Securities	—	34,918,625	—	34,918,625
Collateralized Mortgage Obligation—Private Mortgage-Backed Securities	—	22,728,360	—	22,728,360
Municipal Bonds	—	14,464,529	—	14,464,529
U.S. Government & Agency Securities	—	7,917,799	—	7,917,799
Preferred Stocks	4,717,755	—	—	4,717,755
Closed-End Funds	1,600,300	—	—	1,600,300
Convertible Securities	758,288	—	—	758,288
Investments Purchased with Proceeds from Securities Lending	75,811,784	—	—	75,811,784
Short-Term Investments	31,141,961	2,969,958	—	34,111,919
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	376,499	—	376,499
Futures Contracts*	(246,866)	—	—	(246,866)
Credit Default Swaps*	—	(3,792)	—	(3,792)
Interest Rate Swaps*	—	(197,149)	—	(197,149)
Call Options Written	(34,797)	—	—	(34,797)
Total	$113,748,425	$634,312,981	$—	$748,061,406
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Balance at the beginning of period	$12,024,000
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers into	—
Transfers out of	(12,024,000)
Balance at the end of period	$—

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

182	Nuveen Investments

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$523,474	Unrealized deppreciation on forward foreign currency exchange contracts	$146,975
Interest Rate	Futures Contract	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	78,664	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	325,530
Interest Rate	Swaps	Unrealized appreciation on interest rate swap contracts**	—	Unrealized depreciation on interest rate swap contracts**	197,149
Interest Rate	Options	Unrealized appreciation on options written	—	Unrealized deppreciation on options written	34,797
Credit	Swaps	Unrealized appreciation on interest rate swap contracts**	3,867	Unrealized depreciation on interest rate swap contracts**	7,659
Total			$606,005		$712,110

* Represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments.

** Represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31 2011, the cost of investments (excluding investments in derivatives) was $735,259,708.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$34,538,175
Depreciation	(21,630,372)
Net unrealized appreciation (depreciation) of investments	$12,907,803

▲	All percentages shown in Portfolio of Investments are based on net assets.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”

Δ	Variable Rate Security—The rate shown is the rate in effect as of March 31, 2011.

▼	This security or a portion of this security is out on loan at March 31, 2011.

*	Security purchased on a when-issued basis.

¥	Security considered illiquid.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2011.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of March 31, 2011.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

¯	Other Assets Less Liabilities includes Values and/or the Unrealized Apprecation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

(1)	Principal Amount denominated in U.S. Dollars, unless otherwise noted.

(2)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

AUD	Australian Dollar

CAD	Canadian Dollar

LIBOR	London Inter-Bank Offered Rate

REIT	Real Estate Investment Trust

Nuveen Investments	183

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First American Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2011